UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Item 1.	Reports to Stockholders.

2010 SEMIANNUAL REPORT

TIAA-CREF LIFE FUNDS

JUNE 30, 2010

Financial statements (unaudited)

CONTENTS

Understanding your TIAA-CREF Life Funds report	2

Information on the TIAA-CREF Life Funds	3

About the funds’ benchmarks	4

Important information about expenses	6

Fund performance
Growth Equity Fund	7
Growth & Income Fund	9
International Equity Fund	11
Large-Cap Value Fund	14
Small-Cap Equity Fund	16
Stock Index Fund	18
Social Choice Equity Fund	20
Real Estate Securities Fund	22
Bond Fund	25
Money Market Fund	28

Summary portfolios of investments	31

Financial statements
Statements of assets and liabilities	68
Statements of operations	72
Statements of changes in net assets	76
Financial highlights	83
Notes to financial statements	94

2010 special meeting	104

Board approval of investment management agreement	105

How to reach us	Inside back cover

UNDERSTANDING YOUR TIAA-CREF LIFE FUNDS REPORT

This report contains information about the ten TIAA-CREF Life Funds and describes the funds’ results for the six months ended June 30, 2010. The report contains three main sections:

•	The fund performance section compares each fund’s return with the return of that fund’s benchmark index.

•

The summary portfolios of investments list the industries and types of securities in which each fund had investments as of June 30, 2010. It also lists the fund’s largest individual holdings and any holding that made up more than one percent of the fund’s net assets on that date.

•	The financial statements contain detailed information about the operations and financial condition of each fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 223-1200. We urge you to read the prospectus carefully before investing.

2  2010 Semiannual Report — TIAA-CREF Life Funds

INFORMATION ON THE TIAA-CREF LIFE FUNDS

PORTFOLIO HOLDINGS

Securities and Exchange Commission (SEC) rules intended to provide investors with more meaningful information about fund performance allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings. The funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Life Funds’ portfolio holdings (called “TIAA-CREF Life Funds Schedules of Investments”) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2776 to request a copy, which is free of charge.

You can also obtain a complete list of the TIAA-CREF Life Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of December 31 or June 30; Form N-Q lists holdings as of March 31 or September 30.) Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

PROXY VOTING

TIAA-CREF Life Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s web-site at www.sec.gov. You can also call us at 800 223-1200 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

CONTACTING TIAA-CREF

There are three easy ways to contact us: by e-mail, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 223-1200.

FUND MANAGEMENT

TIAA-CREF Life Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Life Funds — 2010 Semiannual Report  3

ABOUT THE FUNDS’ BENCHMARKS

EQUITY INDEXES

BROAD-MARKET INDEX

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

LARGE-CAP INDEXES

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The MSCI EAFE (Europe, Australasia, Far East) Index measures the performance of the leading stocks in 21 developed countries outside North America.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

SMALL-CAP INDEX

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

SPECIALTY EQUITY INDEX

The FTSE NAREIT Equity REITs Index measures the performance of publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate.

4  2010 Semiannual Report — TIAA-CREF Life Funds

FIXED-INCOME INDEX

The Barclays Capital U.S. Aggregate Bond Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000, Russell 2000 and Russell 3000 are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

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IMPORTANT INFORMATION ABOUT EXPENSES

Shareholders in the TIAA-CREF Life Funds incur only one of two potential types of costs.

•	Shareholders do not incur transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•

However, they do incur ongoing costs, including management fees. The TIAA-CREF Life Funds are the underlying investment vehicles for certain variable life insurance and variable annuity contracts issued by TIAA-CREF Life Insurance Company. These contracts have additional administrative expense fees and mortality and expense risk charges. Because of these additional deductions, the costs to investors will be higher than the figures shown in the expense examples.

The examples that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other funds.

The examples assume $1,000 was invested on January 1, 2010, and held for six months until June 30, 2010.

ACTUAL EXPENSES

The first line in each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

Simply divide your fund value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table shows hypothetical fund values and expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in this fund with the costs of other funds. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

6  2010 Semiannual Report — TIAA-CREF Life Funds

GROWTH EQUITY FUND

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2010

The Growth Equity Fund returned –9.03% for the period, compared with the –7.65% return of its benchmark, the Russell 1000® Growth Index. For the year ended June 30, 2010, the fund returned 11.89%, versus 13.62% for the index.

Large-cap growth lags large-cap value

In the first half of 2010, large-cap growth stocks trailed the –5.12% return of large-cap value issues, as measured by the Russell 1000 Value Index. This marked a reversal from 2009, when the large-cap growth category returned 37.21%, strongly outpacing the 19.69% return of large-cap value issues.

For the ten years ended June 30, 2010, the Russell 1000 Growth Index posted an average annual return of –5.14%—more than seven-and-a-half percentage points less than the 2.38% average annual gain of the Russell 1000 Value Index.

Downturn affects all sectors

All nine industry sectors of the Russell 1000 Growth Index suffered losses during the six-month period. Technology, the largest sector in the index and more than a quarter of its total market capitalization as of June 30, 2010, lost 10.2% on fears that slowing economic growth would reduce spending on technology products by both consumers and corporations. More than three percentage points of the benchmark’s loss came from this sector.

The energy and health care sectors, which together made up one-fifth of the index, dropped 15.6% and 6.6%, respectively.

Producer durables held up best but still finished with a loss of 1.7%. The consumer discretionary and consumer staples sectors also weathered the downturn better than most other sectors, returning –3.9% and –3.2%, respectively.

Stock choices weigh on fund’s performance

The fund trailed its benchmark because of several unfavorable stock selections. Among the largest detractors from relative performance were overweight positions in Google, MasterCard, software company Adobe Systems and online retailer Amazon.com. The avoidance of McDonald’s also detracted from the fund’s relative returns.

These results were partially offset by a number of successful stock selections, including overweight positions in Boeing, Apple and software company Intuit. Overweight positions in Dr Pepper Snapple Group and educational media distributor Discovery Communications also aided relative results.

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GROWTH EQUITY FUND

PERFORMANCE AS OF JUNE 30, 2010

	Total return		Average annual total return
	6 months	1 year	5 years	10 years
Growth Equity Fund (inception: 4/3/2000)	–9.03%	11.89%	0.26%	–5.90%
Russell 1000® Growth Index	–7.65	13.62	0.38	–5.14

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

EXPENSE EXAMPLE

Six months ended June 30, 2010

Growth Equity Fund	Starting fund value (1/1/10)	Ending fund value (6/30/10)	Expenses paid* (1/1/10– 6/30/10)
Actual return	$1,000.00	$909.73	$1.61
5% annual hypothetical return	1,000.00	1,023.11	1.71

*	New advisory and other arrangements became effective May 1, 2010. Had these arrangements been in place for the entire six-month period, the fund’s annualized expense ratio for the period would have been 0.52%. In that case, the expenses paid, based on the fund’s actual return, would have been $2.46; and the expenses paid, based upon the 5% hypothetical return, would have been $2.61. “Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2010. The fund’s annualized six-month expense ratio for that period was 0.34%. The expense charges reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses would have been higher and performance lower.

For more information about this expense example, please see page 6.

PORTFOLIO COMPOSITION

% of net assets as of 6/30/2010
Technology	37.5
Consumer products & services	28.8
Manufacturing & materials	14.3
Health care	10.8
Energy	4.6
Financial	3.7
Other assets & liabilities, net	0.3

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 6/30/2010
Over $15 billion	56.8
$4 billion–$15 billion	42.3
Under $4 billion	0.9

Total	100.0

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GROWTH & INCOME FUND

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2010

The Growth & Income Fund returned –8.17% for the period, compared with the –6.65% return of its benchmark, the S&P 500® Index. For the year ended June 30, 2010, the fund returned 11.25%, versus 14.43% for the index.

Large-cap stocks lag the market

During the six-month period, the S&P 500 Index, which measures the performance of leading large-cap U.S. stocks, trailed the –6.05% return of the broad-based Russell 3000® Index by more than half a percentage point. This reflected the fact that one-third of the Russell 3000 Index is made up of small- and mid-cap stocks, and both categories held up better than large-cap issues during the period. The small-cap stocks of the Russell 3000 were down just 1.95%; mid-cap issues lost 2.06%.

For the ten years ended June 30, 2010, the S&P 500 Index posted an average annual return of –1.59%, compared with the –0.92% average return of the Russell 3000 Index over the same period.

All index sectors post losses

Losses during the six months extended across all ten industry sectors of the index, but sector returns varied significantly. The largest sector, information technology, declined 10.6%. Two other large sectors, energy and health care, were down 12.2% and 8.8%, respectively. Together, these three sectors made up more than 40% of the benchmark’s market capitalization on June 30, 2010. The benchmark’s poorest performing sector was materials, which dropped 12.9%.

These losses were partly offset by financials, the second largest sector in the index, which fell just 3.7%. Similarly, the consumer staples and industrials sectors, which together made up more than one-fifth of the S&P 500 Index, declined only 2.8% and 0.9%, respectively.

Stock selections detract from relative return

The fund lagged its benchmark primarily because of several unfavorable stock selections. Detractors from relative performance included an overweight position in Anadarko Petroleum and underweight holdings in Johnson & Johnson and Boeing. An out-of-benchmark position in investment firm Lazard also hurt relative results.

These negative effects were partly offset by positive contributors that included overweight positions in data storage provider SanDisk, educational media distributor Discovery Communications and Apple. An underweight position in drug maker Merck also helped returns.

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GROWTH & INCOME FUND

PERFORMANCE AS OF JUNE 30, 2010

	Total return		Average annual total return
	6 months	1 year	5 years	10 years
Growth & Income Fund (inception: 4/3/2000)	–8.17%	11.25%	2.53%	–0.56%
S&P 500® Index	–6.65	14.43	–0.79	–1.59

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

EXPENSE EXAMPLE

Six months ended June 30, 2010

Growth & Income Fund	Starting fund value (1/1/10)	Ending fund value (6/30/10)	Expenses paid* (1/1/10– 6/30/10)
Actual return	$1,000.00	$918.35	$1.57
5% annual hypothetical return	1,000.00	1,023.16	1.66

*	New advisory and other arrangements became effective May 1, 2010. Had these arrangements been in place for the entire six-month period, the fund’s annualized expense ratio for the period would have been 0.52%. In that case, the expenses paid, based on the fund’s actual return, would have been $2.47; and the expenses paid, based upon the 5% hypothetical return, would have been $2.61. “Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2010. The fund’s annualized six-month expense ratio for that period was 0.33%. The expense charges reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses would have been higher and performance lower.

For more information about this expense example, please see page 6.

PORTFOLIO COMPOSITION

% of net assets as of 6/30/2010
Consumer products & services	26.5
Technology	22.1
Manufacturing & materials	16.9
Financial	14.4
Energy	8.6
Health care	8.0
Utilities	3.1
Other assets & liabilities, net	0.4

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 6/30/2010
Over $15 billion	69.7
$4 billion–$15 billion	20.0
Under $4 billion	10.3

Total	100.0

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INTERNATIONAL EQUITY FUND

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2010

The International Equity Fund returned –9.67% for the period, compared with the –13.23% return of its benchmark, the MSCI EAFE Index. For the year ended June 30, 2010, the fund returned 12.13%, versus 5.92% for the index.

Foreign stocks lag U.S. issues

After achieving an outsized return of 31.78% for 2009, the EAFE index, which measures stock performance in 21 developed nations outside North America, posted a substantial loss during the first half of 2010. The European debt crisis and worries about slowing growth in the United States depressed prices in many foreign markets and caused a drop in the value of the euro and pound versus the dollar.

The MSCI EAFE returned –7.34% for the six months in terms of local currencies, but that loss was amplified for U.S. investors. In terms of dollars, the EAFE lagged U.S. stocks by more than seven percentage points. The Russell 3000® Index returned –6.05% for the period.

Japanese stocks hold up best

Japanese stocks, the largest component of the index, performed better than both European and U.S. stocks during the period, returning –2.7% in dollar terms. Other Pacific stocks returned –11.6%. The –16.7% return of the European segment was driven by double-digit losses in its two largest markets—Britain and France.

Stock choices limit decline

While the fund posted a loss in absolute terms, favorable stock selections enabled it to outperform the EAFE index by more than three-and-a-half percentage points. The largest positive contributor to relative performance was German chemicals producer Lanxess, a nonbenchmark stock. Other positive contributors included overweights in two British companies: ICAP, a broker for banks and other securities traders, and Smiths Group, a technology company. A sizable underweight in BP also helped relative returns.

These positive results were partially offset by overweights in several stocks that disappointed, including three German issues: industrial conglomerate ThyssenKrupp, drug maker Bayer and Deutsche Boerse, the nation’s leading stock exchange. An overweight in Swiss agribusiness giant Syngenta also trimmed returns.

As of June 30, 2010, stocks of companies in emerging markets, which are not represented in the benchmark, made up 7.5% of the fund’s total portfolio investments.

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INTERNATIONAL EQUITY FUND

PERFORMANCE AS OF JUNE 30, 2010

	Total return		Average annual total return
	6 months	1 year	5 years	10 years
International Equity Fund (inception: 4/3/2000)	–9.67%	12.13%	1.62%	–0.26%
MSCI EAFE Index	–13.23	5.92	0.88	0.18

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

EXPENSE EXAMPLE

Six months ended June 30, 2010

International Equity Fund	Starting fund value (1/1/10)	Ending fund value (6/30/10)	Expenses paid* (1/1/10– 6/30/10)
Actual return	$1,000.00	$903.29	$1.84
5% annual hypothetical return	1,000.00	1,022.86	1.96

*	New advisory and other arrangements became effective May 1, 2010. Had these arrangements been in place for the entire six-month period, the fund’s annualized expense ratio for the period would have been 0.60%. In that case, the expenses paid, based on the fund’s actual return, would have been $2.83; and the expenses paid, based upon the 5% hypothetical return, would have been $3.01. “Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2010. The fund’s annualized six-month expense ratio for that period was 0.39%. The expense charges reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses would have been higher and performance lower.

For more information about this expense example, please see page 6.

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INTERNATIONAL EQUITY FUND

PORTFOLIO COMPOSITION

% of net assets as of 6/30/2010
Consumer products & services	39.2
Manufacturing & materials	35.3
Financial	15.4
Energy	3.2
Technology	2.3
Utilities	1.9
Other assets & liabilities, net	2.7

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 6/30/2010
Over $15 billion	28.1
$4 billion–$15 billion	46.1
Under $4 billion	25.8

Total	100.0

HOLDINGS BY COUNTRY

Country	% of portfolio investments as of 6/30/2010
United Kingdom	21.0
Germany	20.6
Switzerland	15.9
Japan	10.8
Sweden	7.4
Hong Kong	6.2
Macau	4.5
China	4.3
Finland	2.0
9 other nations	7.3

Total	100.0

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LARGE-CAP VALUE FUND

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2010

The Large-Cap Value Fund returned –5.41% for the period, compared with the –5.12% return of its benchmark, the Russell 1000® Value Index. For the year ended June 30, 2010, the fund returned 15.55%, versus 16.92% for the index.

Large-cap investors favor value

After trailing large-cap growth stocks in 2009, their value counterparts fared better in the market downturn that occurred in the first half of 2010. Large-cap growth stocks returned –7.65% for the six months.

For the five years ended June 30, 2010, growth issues maintained their lead in the large-cap category. The Russell 1000 Value Index posted an average annual return of –1.64%—about two percentage points less than the 0.38% return of the Russell 1000 Growth Index.

Eight sectors suffer losses

All but one of the nine industry sectors of the Russell 1000 Value Index posted declines for the six-month period. The benchmark’s drop was driven by the 11.3% loss in the energy sector, the second largest sector in the index. Declines in health care (down 9.6%) and utilities (down 7.2%) also played a major role. Financial services, the benchmark’s largest sector, fell 2.4%.

Only the consumer staples sector recorded a gain. This sector, which often holds up well when economic growth is weak, rose 0.5%.

Fund trails its benchmark

The fund lagged its benchmark for the period because of a number of unfavorable stock selections. These included overweight positions in Cobalt International Energy, medical device maker Boston Scientific and online brokerage firm E*Trade, as well as nonbenchmark holdings in technology firm Palm.

These negative effects on relative performance were partially offset by positive contributors, such as overweight positions in Midwestern bank Huntington Bancshares and Smith International, which provides equipment for oil and gas production. The fund also benefited from nonbench-mark holdings in automotive supplier Magna International.

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LARGE-CAP VALUE FUND

PERFORMANCE AS OF JUNE 30, 2010

	Total return		Average annual total return
	6 months	1 year	5 years	since inception
Large-Cap Value Fund (inception: 10/28/2002)	–5.41%	15.55%	–0.96%	5.93%
Russell 1000 Value Index	–5.12	16.92	–1.64	4.84

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

EXPENSE EXAMPLE

Six months ended June 30, 2010

Large-Cap Value Fund	Starting fund value (1/1/10)	Ending fund value (6/30/10)	Expenses paid* (1/1/10– 6/30/10)
Actual return	$1,000.00	$945.91	$1.64
5% annual hypothetical return	1,000.00	1,023.11	1.71

*	New advisory and other arrangements became effective May 1, 2010. Had these arrangements been in place for the entire six-month period, the fund’s annualized expense ratio for the period would have been 0.52%. In that case, the expenses paid, based on the fund’s actual return, would have been $2.51; and the expenses paid, based upon the 5% hypothetical return, would have been $2.61. “Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2010. The fund’s annualized six-month expense ratio for that period was 0.34%. The expense charges reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses would have been higher and performance lower.

For more information about this expense example, please see page 6.

PORTFOLIO COMPOSITION

% of net assets as of 6/30/2010
Consumer products & services	24.6
Financial	24.7
Manufacturing & materials	15.4
Technology	11.7
Energy	9.6
Health care	8.9
Utilities	5.1

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 6/30/2010
Over $15 billion	61.4
$4 billion–$15 billion	18.2
Under $4 billion	20.4

Total	100.0

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SMALL-CAP EQUITY FUND

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2010

The Small-Cap Equity Fund returned –2.03% for the period, compared with the –1.95% return of its benchmark, the Russell 2000® Index. For the year ended June 30, 2010, the fund returned 21.97%, versus 21.48% for the index.

Small caps hold up in the downturn

Although small-cap stocks trailed the overall equity market during 2009, they held up better than the –6.05% return of the broad-based Russell 3000® Index for the six-month period. In addition, they fared better than their mid- and large-cap counterparts, which returned –2.06% and –6.40%, respectively.

During the first quarter of 2010, small caps continued to rally along with stocks of other capitalization sizes. Small-cap issues climbed 8.90%, outpacing the 5.94% return of the broader market. In the second quarter, small caps fell 9.92%, while the broader market declined 11.32%.

For the five years ended June 30, 2010, small caps retained their advantage. They posted an average annual gain of 0.37%, versus the –0.48% return of the Russell 3000 Index.

Three index sectors remain positive

For the six-month period, the return of the Russell 2000 was buoyed by three sectors that posted small gains despite the downturn in the broader market. Consumer staples (up 2.0%), consumer discretionary (up 1.7%) and financial services (up 0.6%) partially offset some of the downward pressure in other sectors. Together, these three sectors made up 40% of the benchmark’s market capitalization on June 30, 2010.

Losses for the six months were steepest in the energy and materials and processing sectors, which fell 12.4% and 5.4%, respectively. Lack-luster results from the health care (down 3.2%), utilities (down 3.0%) and technology (down 2.6%) sectors also weighed on the index.

Fund closely tracks its benchmark

For the six months, the fund slightly underperformed its benchmark because of several unfavorable stock choices. Among the largest detractors from performance were overweight positions, relative to the benchmark, in technology company Unisys, oil and gas firm Willbros Group and biophar-maceutical company Medivation.

These losses were partly offset by overweight holdings in Odyssey HealthCare, oil and natural gas producer McMoRan Exploration, airline UAL and car rental company Dollar Thrifty Automotive Group.

The fund continued to use proprietary quantitative models to select small-cap stocks that appeared to be attractively priced.

16  2010 Semiannual Report — TIAA-CREF Life Funds

SMALL-CAP EQUITY FUND

PERFORMANCE AS OF JUNE 30, 2010

	Total return		Average annual total return
	6 months	1 year	5 years	since inception
Small-Cap Equity Fund (inception: 10/28/2002)	–2.03%	21.97%	–0.09%	8.22%
Russell 2000 Index	–1.95	21.48	0.37	8.16

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

EXPENSE EXAMPLE

Six months ended June 30, 2010

Small-Cap Equity Fund	Starting fund value (1/1/10)	Ending fund value (6/30/10)	Expenses paid* (1/1/10–6/30/10)
Actual return	$1,000.00	$979.74	$1.28
5% annual hypothetical return	1,000.00	1,023.51	1.30

*	New advisory and other arrangements became effective May 1, 2010. Had these arrangements been in place for the entire six-month period, the fund’s annualized expense ratio for the period would have been 0.55%. In that case, the expenses paid, based on the fund’s actual return, would have been $2.70; and the expenses paid, based upon the 5% hypothetical return, would have been $2.76. “Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2010. The fund’s annualized six-month expense ratio for that period was 0.26%. The expense charges reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses would have been higher and performance lower.

For more information about this expense example, please see page 6.

PORTFOLIO COMPOSITION

% of net assets as of 6/30/2010
Manufacturing & materials	22.5
Consumer products & services	20.6
Financial	19.5
Technology	17.2
Health care	12.0
Utilities	4.2
Energy	3.9
Other assets & liabilities, net	0.1

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 6/30/2010
$4 billion–$15 billion	0.4
Under $4 billion	99.6

Total	100.0

TIAA-CREF Life Funds — 2010 Semiannual Report  17

STOCK INDEX FUND

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2010

The Stock Index Fund returned –6.05% for the period, matching the return of its benchmark, the Russell 3000® Index. For the year ended June 30, 2010, the fund returned 15.64%, versus 15.72% for the index.

For the six-month period, the fund’s return equaled that of its benchmark, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Stocks retreat on economic worries

After returning 28.34% in 2009—their best calendar-year performance since 2003—U.S. stocks posted robust gains during the first four months of 2010, with the Russell 3000 Index up an additional 8.23%. However, a sharp sell-off in May and June caused stocks to finish the first half of the year in negative territory. The spreading debt crisis in Europe, plus evidence of slowing growth in the United States, raised fears about a slowdown in the world economy.

During the six-month period, value stocks held up better than their growth counterparts, returning –4.83% versus –7.25%. Small-cap shares fell 1.95%, outperforming mid and large caps, which dropped 2.06% and 6.40%, respectively. (Returns by investment style and market capitalization are based on the Russell indexes.)

Losses vary across industry sectors

All nine industry sectors of the Russell 3000 Index posted declines for the first half of 2010, but losses varied sharply. The primary drag on the benchmark’s return was a 9.5% loss in the technology sector. Tech stocks were the benchmark’s largest sector, making up about one-sixth of its total market capitalization as of June 30, 2010. Two other large sectors, energy and health care, had losses of 12.1% and 7.2%, respectively.

Declines were smaller, however, among producer durables (down 1.5%) and consumer discretionary stocks (down 2.0%).

Four of the benchmark’s five largest stocks decline

Of the five largest stocks in the Russell 3000, only Apple posted a gain, helped by better-than-expected earnings and investor enthusiasm over the company’s latest products. Its stock returned 18.9%. The other four stocks declined as follows, in descending order of market capitalization at period-end: Exxon Mobil, –15.9%; Microsoft, –25.0%; Procter & Gamble, –0.8%; and Johnson & Johnson, –7.5%.

18  2010 Semiannual Report — TIAA-CREF Life Funds

STOCK INDEX FUND

PERFORMANCE AS OF JUNE 30, 2010

	Total return		Average annual total return
	6 months	1 year	5 years	10 years
Stock Index Fund (inception: 1/4/1999)	–6.05%	15.64%	–0.42%	–0.87%
Russell 3000 Index	–6.05	15.72	–0.48	–0.92

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

EXPENSE EXAMPLE

Six months ended June 30, 2010

Stock Index Fund	Starting fund value (1/1/10)	Ending fund value (6/30/10)	Expenses paid* (1/1/10–6/30/10)
Actual return	$1,000.00	$939.49	$0.34
5% annual hypothetical return	1,000.00	1,024.45	0.35

*	New advisory and other arrangements became effective May 1, 2010. Had these arrangements been in place for the entire six-month period, the fund’s annualized expense ratio for the period would have been 0.09%. In that case, the expenses paid, based on the fund’s actual return, would have been $0.43; and the expenses paid, based upon the 5% hypothetical return, would have been $0.45. “Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2010. The fund’s annualized six-month expense ratio for that period was 0.07%. The expense charges reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses would have been higher and performance lower.

For more information about this expense example, please see page 6.

PORTFOLIO COMPOSITION

% of net assets as of 6/30/2010
Consumer products & services	24.3
Technology	19.8
Financial	18.0
Manufacturing & materials	16.0
Energy	9.4
Health care	8.4
Utilities	4.0
Other assets & liabilities, net	0.1

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 6/30/2010
Over $15 billion	60.9
$4 billion–$15 billion	21.0
Under $4 billion	18.1

Total	100.0

TIAA-CREF Life Funds — 2010 Semiannual Report  19

SOCIAL CHOICE EQUITY FUND

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2010

The Social Choice Equity Fund returned –5.87% for the period, compared with the –6.05% return of its benchmark, the Russell 3000® Index. For the year ended June 30, 2010, the fund returned 18.04%, versus 15.72% for the index. The fund screens investments according to social criteria, while the benchmark does not.

Stock exclusions aid relative results

Although its absolute return was disappointing for the six-month period, the fund outperformed its benchmark because its social screens prevented it from investing in a number of stocks that were included in the Russell 3000 Index. Avoiding these stocks produced mixed results during the period, but the net effect was to increase the fund’s return relative to that of its benchmark.

The fund’s outperformance was largely the result of the exclusion of Exxon Mobil, the largest stock in the index in terms of market capitalization on June 30, 2010. Exxon Mobil lost 15.9% for the period, as oil prices climbed then fell and investors worried about the staying power of the global economic recovery. Avoiding pharmaceutical leader Pfizer (down 21.4%), telecommunications firm Qualcomm (down 29.2%) and agricultural giant Monsanto (down 43.7%) also aided relative results.

Relative performance suffered, however, from the exclusion of Apple, which rose 18.9% on better-than-expected earnings and investor enthusiasm for the company’s portfolio of products. The absence of Citigroup (up 13.3%) and Boeing (up 15.6%) also trimmed returns.

Statistical strategies curb losses

Because the fund’s social screens preclude it from investing in some of the stocks within the Russell 3000 Index, the fund’s managers use statistical techniques to help ensure that the risk characteristics of the portfolio resemble those of the index. One such method is to overweight or underweight specific stocks relative to each one’s percentage of capitalization within the benchmark.

During the six-month period, the fund’s relative return was enhanced by overweight holdings in power generation equipment manufacturer Cummins, which soared 41.2%; Time Warner Cable, which gained 26.5%; and McDonald’s, which returned 6.5%. The positive effects of these positions were partly offset by other overweight investments in poorly performing stocks, including Microsoft (down 25.0%), Google (down 28.6%) and asset management firm BlackRock (down 38.9%).

20  2010 Semiannual Report — TIAA-CREF Life Funds

SOCIAL CHOICE EQUITY FUND

PERFORMANCE AS OF JUNE 30, 2010

	Total return		Average annual total return
	6 months	1 year	5 years	10 years
Social Choice Equity Fund (inception: 4/3/2000)	–5.87%	18.04%	0.55%	–0.47%
Russell 3000 Index	–6.05	15.72	–0.48	–0.92

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

EXPENSE EXAMPLE

Six months ended June 30, 2010

Social Choice Equity Fund	Starting fund value (1/1/10)	Ending fund value (6/30/10)	Expenses paid* (1/1/10–6/30/10)
Actual return	$1,000.00	$941.34	$0.58
5% annual hypothetical return	1,000.00	1,024.20	0.60

*	New advisory and other arrangements became effective May 1, 2010. Had these arrangements been in place for the entire six-month period, the fund’s annualized expense ratio for the period would have been 0.22%. In that case, the expenses paid, based on the fund’s actual return, would have been $1.06; and the expenses paid, based upon the 5% hypothetical return, would have been $1.10. “Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2010. The fund’s annualized six-month expense ratio for that period was 0.12%. The expense charges reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses would have been higher and performance lower.

For more information about this expense example, please see page 6.

PORTFOLIO COMPOSITION

% of net assets as of 6/30/2010
Consumer products & services	28.3
Technology	18.3
Financial	15.3
Manufacturing & materials	14.9
Health care	8.0
Energy	7.6
Utilities	6.8
Other assets & liabilities, net	0.8

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 6/30/2010
Over $15 billion	59.1
$4 billion–$15 billion	26.0
Under $4 billion	14.9

Total	100.0

TIAA-CREF Life Funds — 2010 Semiannual Report  21

REAL ESTATE SECURITIES FUND

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2010

The Real Estate Securities Fund returned 6.57% for the period, compared with the 5.56% return of its benchmark, the FTSE NAREIT Equity REITs Index. For the year ended June 30, 2010, the fund returned 54.04%, versus 53.90% for the index.

REITs rise in a downturn

In the year’s first quarter, investors’ renewed appetite for risk and improving balance sheets for public real estate firms boosted prices for real estate investment trusts (REITs). The fund’s benchmark rose 10.02%. However, concern over slowing U.S. growth led to a 4.06% decline in the second quarter.

The apartment sector continued to benefit during the period, with rental units serving as an alternative to the slumping residential real estate market. Meanwhile, the economically sensitive industrials area posted a decline as a result of weaker economic growth.

REITs top the broad market

For the six-month period, REITs returned a solid 5.56%, outpacing both the –6.05% return of U.S. stocks, as measured by the Russell 3000® Index, and the 5.33% return of U.S. investment-grade, fixed-rate bonds, as measured by the Barclays Capital U.S. Aggregate Bond Index.

For the five years ended June 30, 2010, the 0.20% average annual gain of the REITs index outpaced the –0.48% return of the Russell 3000 but lagged the 5.54% average gain of the Barclays Capital index.

Stock choices lift the fund’s return

The fund outperformed its benchmark by a full percentage point on the strength of numerous successful stock selections. These included overweight positions, relative to the benchmark, in shopping mall operator Glimcher Realty Trust and hotel owner FelCor Lodging Trust. Underweighting timberland owner and lumber producer Plum Creek Timber also added to relative performance.

These positive contributions were partially offset by other investments that performed less well. These included nonbenchmark holdings in luxury hotel operator Orient-Express Hotels and an underweight in Equity Residential, an owner and operator of multifamily properties. An overweight position in shopping center operator Developers Diversified Realty also detracted slightly from relative returns.

22  2010 Semiannual Report — TIAA-CREF Life Funds

REAL ESTATE SECURITIES FUND

PERFORMANCE AS OF JUNE 30, 2010

	Total return			Average annual total return
	6 months	1 year		5 years	since inception
Real Estate Securities Fund (inception: 10/28/2002)	6.57%	54.04	%*	–1.31%	9.10%
FTSE NAREIT Equity REITs Index	5.56	53.90		0.20	9.75

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*	The Real Estate Securities Fund’s performance fluctuates and currently may be lower than the exceptional performance noted here.

EXPENSE EXAMPLE

Six months ended June 30, 2010

Real Estate Securities Fund	Starting fund value (1/1/10)	Ending fund value (6/30/10)	Expenses paid† (1/1/10–6/30/10)
Actual return	$1,000.00	$1,065.65	$1.90
5% annual hypothetical return	1,000.00	1,022.96	1.86

†	New advisory and other arrangements became effective May 1, 2010. Had these arrangements been in place for the entire six-month period, the fund’s annualized expense ratio for the period would have been 0.57%. In that case, the expenses paid, based on the fund’s actual return, would have been $2.92; and the expenses paid, based upon the 5% hypothetical return, would have been $2.86. “Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2010. The fund’s annualized six-month expense ratio for that period was 0.37%. The expense charges reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses would have been higher and performance lower.

For more information about this expense example, please see page 6.

TIAA-CREF Life Funds — 2010 Semiannual Report  23

REAL ESTATE SECURITIES FUND

PORTFOLIO COMPOSITION

% of net assets as of 6/30/2010
Specialized	30.0
Retail	24.9
Residential	13.2
Office	12.2
Diversified	9.5
Industrial	5.5
Office electronics	2.0
Hotels, restaurants & leisure	1.9
Mortgage	0.2
Other assets & liabilities, net	0.6

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 6/30/2010
Over $15 billion	10.4
$4 billion–$15 billion	57.6
Under $4 billion	32.0

Total	100.0

24  2010 Semiannual Report — TIAA-CREF Life Funds

BOND FUND

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2010

The Bond Fund returned 5.39% for the period, compared with the 5.33% return of its benchmark, the Barclays Capital U.S. Aggregate Bond Index. For the year ended June 30, 2010, the fund returned 10.54%, versus 9.50% for the index.

Economic uncertainty boosts bonds

During the six months, the U.S. economy continued on a path of slow recovery. Unemployment edged down to 9.5% in June, with nearly half of jobless workers unemployed for more than six months. Gross domestic product grew at an annual rate of 3.7% in the first quarter of 2010, but even consumers with jobs spent sparingly, constrained by lower home values and high levels of personal debt.

As a result, the Federal Reserve kept its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) near 0% for the period.

The Barclays Capital U.S. Aggregate Bond Index, which measures the broad domestic investment-grade, fixed-rate bond market, returned 1.78% for the period’s first half, when investors sought the potentially higher returns of stocks and lower-grade corporate bonds. However, as concern mounted over Europe’s debt crisis, the pace of economic recovery in the United States and the extent of financial reform, investors turned to the safety of U.S. Treasury securities, and the index gained 3.49% for the second half.

Treasuries lead the way

U.S. Treasury securities gained 5.9% for the period, outpacing almost all other benchmark sectors. Corporate bonds posted a return of 5.8%, while asset- and mortgage-backed securities returned 4.8% and 4.5%, respectively. Agency securities lagged with a 3.8% return. Only the relatively small commercial mortgage-backed sector outperformed Treasuries; the former gained 12.1%. During the six months, the yield on 2-year Treasury notes fell from 1.14% at year-end 2009 to 0.61% on June 30, 2010. The 10-year yield declined from 3.85% to 2.97%.

The fund outpaces its benchmark

The fund topped the Barclays Capital index primarily because of favorable overweight positions in agency and asset-backed securities and in corporate bonds. These holdings helped the fund significantly outperform the index in the period’s first half, which more than offset the outsized drag on relative performance posed by underweights in U.S. Treasury securities in the second half. An underweight position in mortgage-backed securities trimmed the fund’s return for the period.

TIAA-CREF Life Funds — 2010 Semiannual Report  25

BOND FUND

PERFORMANCE AS OF JUNE 30, 2010

	Total return		Average annual total return
	6 months	1 year	5 years	since inception
Bond Fund (inception: 7/8/2003)	5.39%	10.54%	4.64%	4.41%
Barclays Capital U.S. Aggregate Bond Index	5.33	9.50	5.54	5.06

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

EXPENSE EXAMPLE

Six months ended June 30, 2010

Bond Fund	Starting fund value (1/1/10)	Ending fund value (6/30/10)	Expenses paid* (1/1/10– 6/30/10)
Actual return	$1,000.00	$1,053.87	$0.97
5% annual hypothetical return	1,000.00	1,023.85	0.95

*	New advisory and other arrangements became effective May 1, 2010. Had these arrangements been in place for the entire six-month period, the fund’s annualized expense ratio for the period would have been 0.35%. In that case, the expenses paid, based on the fund’s actual return, would have been $1.78; and the expenses paid, based upon the 5% hypothetical return, would have been $1.76. “Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2010. The fund’s annualized six-month expense ratio for that period was 0.19%. The expense charges reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses would have been higher and performance lower.

For more information about this expense example, please see page 6.

26  2010 Semiannual Report — TIAA-CREF Life Funds

BOND FUND

PORTFOLIO COMPOSITION

% of net assets as of 6/30/2010
Mortgage-backed securities & commercial mortgage-backed securities†	34.0
Corporate bonds	21.6
U.S. Treasury securities	19.5
Foreign government & corporate bonds denominated in U.S. dollars	12.2
U.S. agency securities	6.5
Asset-backed securities	2.2
Municipal bonds	0.7
Other assets & liabilities, net	3.3

Total	100.0

†	Includes mortgage pass-through securities and collateralized mortgage obligations

HOLDINGS BY MATURITY

% of fixed-income investments as of 6/30/2010
Less than 1 year	1.1
1–3 years	15.5
3–5 years	21.9
5–10 years	16.8
Over 10 years	44.7

Total	100.0

TIAA-CREF Life Funds — 2010 Semiannual Report  27

MONEY MARKET FUND

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2010

The Money Market Fund returned 0.07% for the period, compared with the 0.01% return of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average. For the year ended June 30, 2010, the fund returned 0.23%, versus 0.05% for iMoneyNet.

The Fed ends its stimulus programs

During the six months, the U.S. economy continued on a path of slow recovery. Unemployment edged down to 9.5% in June, with nearly half of jobless workers unemployed for more than six months. Gross domestic product grew at an annual rate of 3.7% in the first quarter of 2010, but even consumers with jobs spent sparingly, constrained by lower home values and high levels of personal debt.

As the credit market stabilized, the Federal Reserve allowed the programs it had created to stimulate liquidity to lapse as scheduled. However, the Fed maintained its target for the federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) at nearly 0%.

Uncertainty lifts LIBOR yields

During the period, concerns about the spreading debt crisis in Europe pushed up LIBOR yields, making it more expensive for businesses to borrow cash. (LIBOR, an indication of the interest rates that banks expect to pay to other banks for loans on the London market, is the most widely used benchmark for short-term rates.) The three-month LIBOR more than doubled, from 0.25% at year-end 2009 to 0.53% on June 30, 2010. Meanwhile, the twelve-month LIBOR rose from 0.98% to 1.17%.

The fund takes advantage of shifting opportunities

For the six-month period, the fund outperformed the average iMoneyNet fund. To comply with new SEC regulations for all money market funds, the fund increased its holdings in U.S. Treasury and agency securities. As the supply of high-quality, short-term corporate and bank debt dried up, the fund decreased its investments in them. The fund’s weighted average maturity, which declined during the period, was 56 days on June 29, 2010, versus 36 days for the average iMoneyNet fund.

28  2010 Semiannual Report — TIAA-CREF Life Funds

MONEY MARKET FUND

NET ANNUALIZED YIELD FOR THE 7 DAYS ENDED JUNE 29, 2010*

	Current yield	Effective yield
Money Market Fund	0.12%	0.12%
iMoneyNet Money Fund Report Averages—All Taxable†	0.04	0.04

The current yield more closely reflects current earnings than does the total return.

*	iMoneyNet reports its 7-day yields as of Tuesday of each week.

PERFORMANCE AS OF JUNE 30, 2010

	Total return		Average annual total return
	6 months	1 year	5 years	since inception
Money Market Fund (inception: 7/8/2003)	0.07%	0.23%	3.14%	2.70%
iMoneyNet Money Fund Report Averages—All Taxable†	0.01	0.05	2.59	2.17	‡

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund will attempt to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the fund. For a detailed discussion of risk, please see the prospectus.

†	The iMoneyNet Money Fund Report Averages—All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.
‡	The performance above is computed from August 2003 because the iMoneyNet return is calculated only on a monthly basis.

TIAA-CREF Life Funds — 2010 Semiannual Report  29

MONEY MARKET FUND

EXPENSE EXAMPLE

Six months ended June 30, 2010

Money Market Fund	Starting fund value (1/1/10)	Ending fund value (6/30/10)	Expenses paid* (1/1/10– 6/30/10)
Actual return	$1,000.00	$1,000.74	$0.45
5% annual hypothetical return	1,000.00	1,024.35	0.45

*	New advisory and other arrangements became effective May 1, 2010. Had these arrangements been in place for the entire six-month period, the fund’s annualized expense ratio for the period would have been 0.15%. In that case, the expenses paid, based on the fund’s actual return, would have been $0.74; and the expenses paid, based upon the 5% hypothetical return, would have been $ 0.75. “Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2010. The fund’s annualized six-month expense ratio for that period was 0.09%. The expense charges reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses would have been higher and performance lower.

For more information about this expense example, please see page 6.

PORTFOLIO COMPOSITION

% of net assets as of 6/30/2010
U.S. government & agency securities	51.4
Commercial paper	24.4
U.S. Treasury securities	11.6
Certificates of deposit	6.4
Bankers’ acceptances	3.0
Floating-rate securities, U.S. agency	2.2
Other assets & liabilities, net	1.0

Total	100.0

30  2010 Semiannual Report — TIAA-CREF Life Funds

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

GROWTH EQUITY FUND  ■  JUNE 30, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS
AMUSEMENT AND RECREATION SERVICES
19,250		Walt Disney Co	$606,375	2.0%

			606,375	2.0

APPAREL AND OTHER TEXTILE PRODUCTS			256,746	0.8

BUILDING MATERIALS AND GARDEN SUPPLIES
17,060		Lowe’s Cos, Inc	348,365	1.1

			348,365	1.1

BUSINESS SERVICES
14,562	*	Adobe Systems, Inc	384,874	1.3
15,689	*	eBay, Inc	307,661	1.0
2,654	*	Google, Inc (Class A)	1,180,898	3.8
28,690	*	Intuit, Inc	997,552	3.3
38,075		Microsoft Corp	876,106	2.8
12,406		Omnicom Group, Inc	425,526	1.3
21,145	*	Yahoo!, Inc	292,435	1.0
		Other	955,660	3.1

			5,420,712	17.6

CHEMICALS AND ALLIED PRODUCTS
14,494		Avon Products, Inc	384,091	1.3
18,008	*	Celgene Corp	915,167	2.9
12,786		Dow Chemical Co	303,284	1.0
6,880		Novartis AG. (ADR)	332,442	1.1
4,246		Novo Nordisk A.S. (ADR)	344,011	1.1
7,531		Shire plc (ADR)	462,253	1.5
6,161		Teva Pharmaceutical Industries Ltd (ADR)	320,310	1.0
8,179	*	Watson Pharmaceuticals, Inc	331,822	1.1
		Other	143,984	0.5

			3,537,364	11.5

COMMUNICATIONS			143,791	0.5

DEPOSITORY INSTITUTIONS
14,229		Wells Fargo & Co	364,262	1.2

			364,262	1.2

EATING AND DRINKING PLACES
9,907		Yum! Brands, Inc	386,769	1.3
		Other	228,283	0.7

			615,052	2.0

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
11,016		Analog Devices, Inc	306,906	1.0
7,421	*	Apple Computer, Inc	1,866,604	6.0
62,809	*	Cisco Systems, Inc	1,338,460	4.3
2,882	*	First Solar, Inc	328,058	1.1
34,315		Intel Corp	667,427	2.2
9,892	*	NetApp, Inc	369,071	1.2
12,628		Xilinx, Inc	318,983	1.0

			5,195,509	16.8

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Semiannual Report	31

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

GROWTH EQUITY FUND  ■  JUNE 30, 2010

Shares		Company	Value	% of net assets

ENGINEERING AND MANAGEMENT SERVICES
8,198	*	Jacobs Engineering Group, Inc	$298,735	1.0%

			298,735	1.0

FABRICATED METAL PRODUCTS			261,798	0.9

FOOD AND KINDRED PRODUCTS
17,377		Dr Pepper Snapple Group, Inc	649,726	2.1
7,345		Mead Johnson Nutrition Co	368,131	1.2

			1,017,857	3.3

FURNITURE AND HOME FURNISHINGS STORES			262,675	0.9

GENERAL MERCHANDISE STORES
16,788	*	Dollar General Corp	462,509	1.5

			462,509	1.5

HEALTH SERVICES
12,229	*	Express Scripts, Inc	575,008	1.9

			575,008	1.9

HOTELS AND OTHER LODGING PLACES
10,428		Starwood Hotels & Resorts Worldwide, Inc	432,032	1.5
		Other	75,043	0.2

			507,075	1.7

INDUSTRIAL MACHINERY AND EQUIPMENT
6,582		Deere & Co	366,486	1.2
14,273		Emerson Electric Co	623,587	2.0
23,279		Johnson Controls, Inc	625,507	2.1

			1,615,580	5.3

INSTRUMENTS AND RELATED PRODUCTS
6,060		Allergan, Inc	353,056	1.2
16,890		Danaher Corp	626,956	2.1
5,689	*	Edwards Lifesciences Corp	318,698	1.0
1,474	*	Intuitive Surgical, Inc	465,224	1.5
13,007	*	Life Technologies Corp	614,580	2.0
5,958		Roper Industries, Inc	333,410	1.1
11,350	*	Thermo Electron Corp	556,717	1.8
		Other	813,747	2.6

			4,082,388	13.3

INSURANCE CARRIERS
7,720		Aflac, Inc	329,412	1.1

			329,412	1.1

LEATHER AND LEATHER PRODUCTS			235,053	0.8

MISCELLANEOUS MANUFACTURING INDUSTRIES			251,327	0.8

MISCELLANEOUS RETAIL
4,532	*	Amazon.com, Inc	495,166	1.6

			495,166	1.6

32	2010 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

GROWTH EQUITY FUND  ■  JUNE 30, 2010

Shares		Company		Value	% of net assets

MOTION PICTURES
10,465	*	Discovery Communications, Inc (Class A)		$373,705	1.2%

				373,705	1.2

OIL AND GAS EXTRACTION
10,094		National Oilwell Varco, Inc		333,809	1.1
8,355		Occidental Petroleum Corp		644,588	2.1
		Other		426,734	1.4

				1,405,131	4.6

PETROLEUM AND COAL PRODUCTS				86,955	0.3

PRIMARY METAL INDUSTRIES
3,095		Precision Castparts Corp		318,537	1.0

				318,537	1.0

SECURITY AND COMMODITY BROKERS				436,483	1.4

TRANSPORTATION EQUIPMENT
12,002		Boeing Co		753,126	2.5

				753,126	2.5

TRUCKING AND WAREHOUSING
5,582		United Parcel Service, Inc (Class B)		317,560	1.0

				317,560	1.0

		TOTAL COMMON STOCKS	(Cost $31,714,568)	30,574,256	99.6

		TOTAL PORTFOLIO	(Cost $31,714,568)	30,574,256	99.6
		OTHER ASSETS & LIABILITIES, NET		108,789	0.4

		NET ASSETS		$30,683,045	100.0%

Abbreviation(s):

ADR    American Depositary Receipt

*	Non-income producing.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Semiannual Report	33

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

GROWTH & INCOME FUND  ■  JUNE 30, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS
AMUSEMENT AND RECREATION SERVICES
22,593		Walt Disney Co	$711,680	1.2%

			711,680	1.2

APPAREL AND ACCESSORY STORES			805,218	1.3

APPAREL AND OTHER TEXTILE PRODUCTS			174,820	0.3

BUILDING MATERIALS AND GARDEN SUPPLIES
15,864		Home Depot, Inc	445,302	0.7

			445,302	0.7

BUSINESS SERVICES
2,005	*	Google, Inc (Class A)	892,125	1.5
61,322		Microsoft Corp	1,411,020	2.3
28,268		Oracle Corp	606,631	1.0
		Other	1,777,383	3.0

			4,687,159	7.8

CHEMICALS AND ALLIED PRODUCTS
24,899		Bristol-Myers Squibb Co	620,981	1.0
14,878		Du Pont (E.I.) de Nemours & Co	514,630	0.9
20,090		Merck & Co, Inc	702,547	1.2
10,709		Novartis AG. (ADR)	517,459	0.9
67,112		Pfizer, Inc	957,017	1.6
24,981		Procter & Gamble Co	1,498,359	2.6
10,181	*	Watson Pharmaceuticals, Inc	413,043	0.7
		Other	2,886,411	4.7

			8,110,447	13.6

COMMUNICATIONS
34,340		Verizon Communications, Inc	962,206	1.6
		Other	978,643	1.6

			1,940,849	3.2

DEPOSITORY INSTITUTIONS
64,973		Bank of America Corp	933,662	1.6
192,940	*	Citigroup, Inc	725,454	1.2
25,712		JPMorgan Chase & Co	941,316	1.6
26,002		US Bancorp	581,145	1.0
44,055		Wells Fargo & Co	1,127,808	1.8
		Other	940,528	1.6

			5,249,913	8.8

EATING AND DRINKING PLACES
7,348		McDonald’s Corp	484,013	0.8
		Other	319,634	0.5

			803,647	1.3

ELECTRIC, GAS, AND SANITARY SERVICES
9,100		FPL Group, Inc	443,716	0.7
10,230		PG&E Corp	420,453	0.7

34	2010 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

GROWTH & INCOME FUND  ■  JUNE 30, 2010

Shares		Company	Value	% of net assets

ELECTRIC, GAS, AND SANITARY SERVICES — continued
6,284	*	Stericycle, Inc	$412,105	0.7%
		Other	1,319,040	2.2

			2,595,314	4.3

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
7,215	*	Apple Computer, Inc	1,814,790	3.0
38,650	*	Cisco Systems, Inc	823,632	1.4
22,526		Hewlett-Packard Co	974,925	1.6
36,181		Intel Corp	703,720	1.2
9,491	*	SanDisk Corp	399,286	0.7
		Other	706,754	1.2

			5,423,107	9.1

ENGINEERING AND MANAGEMENT SERVICES			358,391	0.6

FABRICATED METAL PRODUCTS			294,228	0.5

FOOD AND KINDRED PRODUCTS
14,856		Coca-Cola Co	744,582	1.3
8,310		PepsiCo, Inc	506,495	0.8
		Other	2,296,292	3.8

			3,547,369	5.9

FOOD STORES			228,475	0.4

GENERAL MERCHANDISE STORES
12,310		Wal-Mart Stores, Inc	591,741	1.0
		Other	309,968	0.5

			901,709	1.5

HEALTH SERVICES			937,478	1.6

HOLDING AND OTHER INVESTMENT OFFICES			89,080	0.1

HOTELS AND OTHER LODGING PLACES			109,446	0.2

INDUSTRIAL MACHINERY AND EQUIPMENT
6,795		3M Co	536,737	0.9
74,941		General Electric Co	1,080,650	1.9
8,431		International Business Machines Corp	1,041,060	1.7
11,502		Tyco International Ltd	405,215	0.7
		Other	1,960,346	3.2

			5,024,008	8.4

INSTRUMENTS AND RELATED PRODUCTS			1,324,588	2.2

INSURANCE CARRIERS
9,520		ACE Ltd	490,090	0.8
13,706		Cigna Corp	425,708	0.7
10,257		Prudential Financial, Inc	550,391	0.9
		Other	622,504	1.1

			2,088,693	3.5

METAL MINING			373,889	0.6

MISCELLANEOUS MANUFACTURING INDUSTRIES			542,454	0.9

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Semiannual Report	35

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

GROWTH & INCOME FUND  ■  JUNE 30, 2010

Shares		Company		Value	% of net assets

MISCELLANEOUS RETAIL
4,034	*	Amazon.com, Inc		$440,755	0.7%

				440,755	0.7

MOTION PICTURES
15,985	*	Discovery Communications, Inc (Class A)		570,824	1.0
12,343		Viacom, Inc (Class B)		387,200	0.6

				958,024	1.6

NONDEPOSITORY INSTITUTIONS				158,240	0.3

OIL AND GAS EXTRACTION
17,148		Halliburton Co		420,983	0.7
8,453	*	Newfield Exploration Co		413,014	0.7
10,521		Occidental Petroleum Corp		811,695	1.4
		Other		274,368	0.4

				1,920,060	3.2

PETROLEUM AND COAL PRODUCTS
13,803		Chevron Corp		936,672	1.6
33,671		Exxon Mobil Corp		1,921,604	3.2
		Other		541,572	0.9

				3,399,848	5.7

PRIMARY METAL INDUSTRIES				201,209	0.3

RAILROAD TRANSPORTATION
6,583		Union Pacific Corp		457,584	0.8

				457,584	0.8

SECURITY AND COMMODITY BROKERS				1,126,435	1.9

TOBACCO PRODUCTS
10,250		Philip Morris International, Inc		469,860	0.8
		Other		283,457	0.5

				753,317	1.3

TRANSPORTATION BY AIR				406,655	0.7

TRANSPORTATION EQUIPMENT
8,457		Goodrich Corp		560,276	0.9
15,026		Honeywell International, Inc		586,465	1.0
		Other		967,536	1.6

				2,114,277	3.5

TRUCKING AND WAREHOUSING
14,554		United Parcel Service, Inc (Class B)		827,977	1.4

				827,977	1.4

WHOLESALE TRADE-NONDURABLE GOODS				114,440	0.2

		TOTAL COMMON STOCKS	(Cost $63,601,859)	59,646,085	99.6

		TOTAL PORTFOLIO	(Cost $63,601,859)	59,646,085	99.6
		OTHER ASSETS & LIABILITIES, NET		235,275	0.4

		NET ASSETS		$59,881,360	100.0%

36	2010 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

GROWTH & INCOME FUND  ■  JUNE 30, 2010

Abbreviation(s):

ADR    American Depositary Receipt

*	Non-income producing.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Semiannual Report	37

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

INTERNATIONAL EQUITY FUND  ■  JUNE 30, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS
BUSINESS SERVICES
91,282		Adecco S.A.	$4,354,771	5.3%
52,708	*	Autonomy Corp plc	1,436,734	1.8
10,830		Mitsubishi UFJ Lease & Finance Co Ltd	365,321	0.4
42,129		Playtech Ltd	286,422	0.4

			6,443,248	7.9

CHEMICALS AND ALLIED PRODUCTS
3,717		Givaudan S.A.	3,156,969	3.9
80,600		Henkel KGaA (Preference)	3,935,755	4.8
193,750	*	L’ Occitane International SA	422,488	0.5
145,360		Lanxess AG.	6,118,407	7.5
24,269		Reckitt Benckiser Group plc	1,128,857	1.4
		Other	272,482	0.4

			15,034,958	18.5

COMMUNICATIONS
5,500		Nippon Telegraph & Telephone Corp	224,047	0.3

			224,047	0.3

DEPOSITORY INSTITUTIONS
329,800		Bank Rakyat Indonesia	334,832	0.4
30,703		HDFC Bank Ltd	1,260,908	1.6
222,400		Mitsubishi UFJ Financial Group, Inc	1,009,853	1.3
11,500		Sumitomo Mitsui Financial Group, Inc	325,477	0.4
		Other	86,104	0.0

			3,017,174	3.7

EDUCATIONAL SERVICES			4,552	0.0

ELECTRIC, GAS, AND SANITARY SERVICES
70,996		Fortum Oyj	1,558,411	1.9

			1,558,411	1.9

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
267,150		Hon Hai Precision Industry Co, Ltd	936,407	1.2
42,000		Mitsubishi Electric Corp	327,806	0.4
212,132		Smiths Group plc	3,377,317	4.1
		Other	275,202	0.3

			4,916,732	6.0

ENGINEERING AND MANAGEMENT SERVICES
32,417		Tecan Group AG.	2,063,963	2.5

			2,063,963	2.5

FOOD AND KINDRED PRODUCTS
32,382		InBev NV	1,556,966	1.9
10,000		Toyo Suisan Kaisha Ltd	238,676	0.3

			1,795,642	2.2

38	2010 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

INTERNATIONAL EQUITY FUND  ■  JUNE 30, 2010

Shares		Company	Value	% of net assets

GENERAL MERCHANDISE STORES
9,400		Ryohin Keikaku Co Ltd	$373,670	0.5%

			373,670	0.5

HEAVY CONSTRUCTION, EXCEPT BUILDING
17,474		Saipem S.p.A.	532,227	0.7

			532,227	0.7

HOLDING AND OTHER INVESTMENT OFFICES
35,971		Westfield Group	365,529	0.4

			365,529	0.4

HOTELS AND OTHER LODGING PLACES
2,397,600	*f	Sands China Ltd	3,543,604	4.4

			3,543,604	4.4

INDUSTRIAL MACHINERY AND EQUIPMENT
118,929		Alfa Laval AB	1,544,453	1.9
4,680		Burckhardt Compression Holding AG.	824,306	1.0
177,000	*	NTN Corp	724,580	0.9
29,220		Rheinmetall AG.	1,668,961	2.1
123,637		SKF AB (B Shares)	2,218,935	2.8
		Other	408,019	0.5

			7,389,254	9.2

INSTRUMENTS AND RELATED PRODUCTS
10,166		Phonak Holding AG.	1,247,546	1.5
		Other	47,890	0.1

			1,295,436	1.6

INSURANCE AGENTS, BROKERS AND SERVICE			28,919	0.0

INSURANCE CARRIERS			22,451	0.0

METAL MINING
23,918	*	Anglo American plc	833,427	1.0
4,302		Rio Tinto Ltd	236,586	0.3
		Other	48,438	0.1

			1,118,451	1.4

MISCELLANEOUS RETAIL			160,379	0.2

NONDEPOSITORY INSTITUTIONS
4,471		ORIX Corp	323,901	0.4

			323,901	0.4

OIL AND GAS EXTRACTION
541,000		CNOOC Ltd	919,525	1.1
69,478		Tullow Oil plc	1,033,507	1.3

			1,953,032	2.4

PAPER AND ALLIED PRODUCTS
1,426,600		Nine Dragons Paper Holdings Ltd	1,921,945	2.4

			1,921,945	2.4

PETROLEUM AND COAL PRODUCTS			86,675	0.1

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Semiannual Report	39

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

INTERNATIONAL EQUITY FUND  ■  JUNE 30, 2010

Shares		Company		Value	% of net assets

PRIMARY METAL INDUSTRIES				$105,132	0.1%

RAILROAD TRANSPORTATION				107,339	0.1

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
26,308		Bayer AG.		1,470,128	1.8
105,703		SSL International plc		1,272,941	1.6
		Other		79,399	0.1

				2,822,468	3.5

SECURITY AND COMMODITY BROKERS
25,505		Credit Suisse Group		958,917	1.2
51,533		Deutsche Boerse AG.		3,130,808	3.8
708,410		ICAP plc		4,246,014	5.2
		Other		62,830	0.1

				8,398,569	10.3

TEXTILE MILL PRODUCTS
367,000		Teijin Ltd		1,089,608	1.3

				1,089,608	1.3

TOBACCO PRODUCTS
88,326		Imperial Tobacco Group plc		2,467,889	3.0

				2,467,889	3.0

TRANSPORTATION EQUIPMENT
830,000		China South Locomotive and Rolling Stock Corp		567,413	0.7
14,100		Honda Motor Co Ltd		414,157	0.5
79,900	*	Yamaha Motor Co Ltd		1,056,296	1.3
		Other		61,358	0.1

				2,099,224	2.6

WATER TRANSPORTATION				52,893	0.1

WHOLESALE TRADE-DURABLE GOODS
106,554		Assa Abloy AB (Class B)		2,129,793	2.6
1,092,000		Li & Fung Ltd		4,885,581	5.9
27,031	*	Wolseley plc		536,562	0.7
		Other		334,879	0.5

				7,886,815	9.7

		TOTAL COMMON STOCKS	(Cost $84,298,483)	79,204,137	97.3

		TOTAL PORTFOLIO	(Cost $84,298,483)	79,204,137	97.3
		OTHER ASSETS & LIABILITIES, NET		2,184,396	2.7

		NET ASSETS		$81,388,533	100.0%

*	Non-income producing.
f	Restricted security.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in their investment limitations in industry concentrations.

40	2010 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY OF MARKET VALUES BY COUNTRY (UNAUDITED)

INTERNATIONAL EQUITY FUND  ■  JUNE 30, 2010

Country	Value	% of total portfolio
FOREIGN
AUSTRALIA	$651,343	0.8%
BELGIUM	1,556,966	2.0
CHINA	3,408,883	4.3
FINLAND	1,558,411	2.0
FRANCE	37,105	0.0
GERMANY	16,324,059	20.6
HONG KONG	4,885,581	6.2
INDIA	1,260,908	1.6
INDONESIA	334,832	0.4
ITALY	532,227	0.7
JAPAN	8,552,556	10.8
LUXEMBOURG	422,488	0.5
MACAU	3,543,604	4.5
NETHERLANDS	79,444	0.1
SWEDEN	5,893,181	7.4
SWITZERLAND	12,606,472	15.9
TAIWAN	936,407	1.2
UNITED KINGDOM	16,619,670	21.0

TOTAL FOREIGN	79,204,137	100.0

TOTAL PORTFOLIO	$79,204,137	100.0%

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Semiannual Report	41

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

LARGE-CAP VALUE FUND  ■  JUNE 30, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS
AMUSEMENT AND RECREATION SERVICES
9,956		Walt Disney Co	$313,614	0.6%
		Other	225,410	0.4

			539,024	1.0

APPAREL AND ACCESSORY STORES			195,075	0.4

APPAREL AND OTHER TEXTILE PRODUCTS			663	0.0

BUILDING MATERIALS AND GARDEN SUPPLIES
16,005		Lowe’s Cos, Inc	326,822	0.6

			326,822	0.6

BUSINESS SERVICES
23,114	*	eBay, Inc	453,266	0.9
		Other	890,290	1.7

			1,343,556	2.6

CHEMICALS AND ALLIED PRODUCTS
17,232	*	Amgen, Inc	906,403	1.8
25,153		Bristol-Myers Squibb Co	627,316	1.2
32,961		Merck & Co, Inc	1,152,646	2.2
6,427		Novartis AG. (ADR)	310,553	0.6
84,245		Pfizer, Inc	1,201,334	2.4
26,901		Procter & Gamble Co	1,613,521	3.2
10,465	*	Watson Pharmaceuticals, Inc	424,565	0.8
		Other	2,614,149	5.1

			8,850,487	17.3

COMMUNICATIONS
15,952	*	AOL, Inc	331,642	0.6
38,040		AT&T, Inc	920,188	1.8
22,429		Comcast Corp (Class A)	389,592	0.8
92,572	*	Sprint Nextel Corp	392,505	0.8
32,942		Verizon Communications, Inc	923,034	1.7
		Other	1,025,824	2.1

			3,982,785	7.8

DEPOSITORY INSTITUTIONS
78,747		Bank of America Corp	1,131,595	2.2
263,556	*	Citigroup, Inc	990,971	1.9
77,709		Huntington Bancshares, Inc	430,508	0.8
21,327		JPMorgan Chase & Co	780,781	1.5
13,410		State Street Corp	453,526	0.9
41,802		US Bancorp	934,275	1.8
59,482		Wells Fargo & Co	1,522,740	3.0
		Other	986,258	2.0

			7,230,654	14.1

EDUCATIONAL SERVICES			170,155	0.3

ELECTRIC, GAS, AND SANITARY SERVICES
7,483		FPL Group, Inc	364,871	0.7

42	2010 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

LARGE-CAP VALUE FUND  ■  JUNE 30, 2010

Shares		Company	Value	% of net assets

ELECTRIC, GAS, AND SANITARY SERVICES — continued
9,996		Public Service Enterprise Group, Inc	$313,175	0.6%
		Other	2,246,578	4.4

			2,924,624	5.7

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
16,160		Intel Corp	314,312	0.6
		Other	1,389,862	2.7

			1,704,174	3.3

ENGINEERING AND MANAGEMENT SERVICES			317,158	0.6

FOOD AND KINDRED PRODUCTS
12,873		Coca-Cola Co	645,195	1.3
9,952		General Mills, Inc	353,495	0.7
32,458		Kraft Foods, Inc (Class A)	908,824	1.7
		Other	412,296	0.8

			2,319,810	4.5

FOOD STORES			106,838	0.2

FORESTRY			121,891	0.2

FURNITURE AND FIXTURES			114,895	0.2

GENERAL MERCHANDISE STORES			319,265	0.6

HOLDING AND OTHER INVESTMENT OFFICES			796,378	1.5

HOTELS AND OTHER LODGING PLACES			140,243	0.3

INDUSTRIAL MACHINERY AND EQUIPMENT
95,312		General Electric Co	1,374,398	2.6
20,279		Textron, Inc	344,135	0.7
62,047		Xerox Corp	498,858	1.0
		Other	919,486	1.8

			3,136,877	6.1

INSTRUMENTS AND RELATED PRODUCTS
76,620	*	Boston Scientific Corp	444,396	0.9
11,204		Danaher Corp	415,892	0.8
7,531	*	Life Technologies Corp	355,840	0.7
		Other	180,557	0.3

			1,396,685	2.7

INSURANCE CARRIERS
9,030		ACE Ltd	464,864	0.9
12,695		Metlife, Inc	479,363	0.9
7,503		Prudential Financial, Inc	402,611	0.8
7,813		Travelers Cos, Inc	384,790	0.7
25,467		UnitedHealth Group, Inc	723,264	1.5
		Other	1,017,433	2.0

			3,472,325	6.8

MISCELLANEOUS MANUFACTURING INDUSTRIES			368,424	0.7

MISCELLANEOUS RETAIL			291,089	0.6

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Semiannual Report	43

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

LARGE-CAP VALUE FUND  ■  JUNE 30, 2010

Shares		Company		Value	% of net assets

MOTION PICTURES				$380,607	0.7%

NONDEPOSITORY INSTITUTIONS				612,507	1.2

OIL AND GAS EXTRACTION
9,951		Occidental Petroleum Corp		767,719	1.5
34,964	*	Weatherford International Ltd		459,427	0.9
		Other		1,804,010	3.5

				3,031,156	5.9

PAPER AND ALLIED PRODUCTS
11,841		Sonoco Products Co		360,914	0.7

				360,914	0.7

PETROLEUM AND COAL PRODUCTS
12,859		Chevron Corp		872,612	1.7
17,824		Marathon Oil Corp		554,148	1.1
7,793		Walter Industries, Inc		474,204	0.9
		Other		158,608	0.3

				2,059,572	4.0

PIPELINES, EXCEPT NATURAL GAS				7,988	0.0

PRIMARY METAL INDUSTRIES				95,609	0.2

REAL ESTATE				21,540	0.0

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				154,314	0.3

SECURITY AND COMMODITY BROKERS
4,839		Goldman Sachs Group, Inc		635,215	1.1
14,696		Morgan Stanley		341,094	0.7
		Other		541,015	1.1

				1,517,324	2.9

STONE, CLAY, AND GLASS PRODUCTS				85,805	0.2

TOBACCO PRODUCTS
21,771		Altria Group, Inc		436,291	0.8

				436,291	0.8

TRANSPORTATION BY AIR				365,435	0.7

TRANSPORTATION EQUIPMENT
44,505	*	American Axle & Manufacturing Holdings, Inc		326,221	0.6
9,493		Honeywell International, Inc		370,511	0.7
		Other		1,108,811	2.2

				1,805,543	3.5

TRANSPORTATION SERVICES				245,644	0.5

TRUCKING AND WAREHOUSING				162,078	0.3

		TOTAL COMMON STOCKS	(Cost $57,586,394)	51,512,224	100.0

		TOTAL PORTFOLIO	(Cost $57,586,394)	51,512,224	100.0
		OTHER ASSETS & LIABILITIES, NET		11,840	0.0

		NET ASSETS		$51,524,064	100.0%

44	2010 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

LARGE-CAP VALUE FUND  ■  JUNE 30, 2010

Abbreviation(s):

ADR    American Depositary Receipt

*	Non-income producing.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Semiannual Report	45

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

SMALL-CAP EQUITY FUND  ■  JUNE 30, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS
AGRICULTURAL PRODUCTION-CROPS			$48,357	0.1%

AGRICULTURAL PRODUCTION-LIVESTOCK			60,872	0.1

AMUSEMENT AND RECREATION SERVICES			91,415	0.2

APPAREL AND ACCESSORY STORES
7,650	*	DSW, Inc (Class A)	171,820	0.4
		Other	852,101	1.9

			1,023,921	2.3

APPAREL AND OTHER TEXTILE PRODUCTS			309,317	0.7

AUTO REPAIR, SERVICES AND PARKING			134,179	0.3

AUTOMOTIVE DEALERS AND SERVICE STATIONS			99,827	0.2

BUSINESS SERVICES
9,654	*	Commvault Systems, Inc	217,214	0.6
9,286	*	Quest Software, Inc	167,518	0.4
9,056	*	Unisys Corp	167,444	0.4
		Other	3,130,801	7.0

			3,682,977	8.4

CHEMICALS AND ALLIED PRODUCTS
6,100	*	Acorda Therapeutics, Inc	189,770	0.5
7,903		Medicis Pharmaceutical Corp (Class A)	172,917	0.5
2,662		Stepan Co	182,160	0.5
7,900	*	WR Grace & Co	166,215	0.5
		Other	2,782,565	6.0

			3,493,627	8.0

COAL MINING			136,452	0.3

COMMUNICATIONS
4,111	*	Anixter International, Inc	175,129	0.3
		Other	595,486	1.4

			770,615	1.7

DEPOSITORY INSTITUTIONS
12,062		East West Bancorp, Inc	183,946	0.5
		Other	2,849,973	6.5

			3,033,919	7.0

EATING AND DRINKING PLACES			855,799	1.9

EDUCATIONAL SERVICES			439,516	1.0

ELECTRIC, GAS, AND SANITARY SERVICES
9,764		Avista Corp	190,691	0.4
7,553		Black Hills Corp	215,034	0.5
6,200		Idacorp, Inc	206,274	0.5
5,490		Nicor, Inc	222,345	0.5
6,240		Southwest Gas Corp	184,080	0.4
7,234		WGL Holdings, Inc	246,173	0.6
		Other	587,905	1.3

			1,852,502	4.2

46	2010 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

SMALL-CAP EQUITY FUND  ■  JUNE 30, 2010

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
23,322	*	Arris Group, Inc	$237,651	0.6%
7,211	*	InterDigital, Inc	178,040	0.5
46,430	*	Lattice Semiconductor Corp	201,506	0.6
8,159		Plantronics, Inc	233,347	0.6
3,169		Regal-Beloit Corp	176,767	0.5
43,634	*	RF Micro Devices, Inc	170,609	0.4
		Other	2,721,962	5.8

			3,919,882	9.0

ENGINEERING AND MANAGEMENT SERVICES
3,510		MAXIMUS, Inc	203,123	0.6
8,954	*	Tetra Tech, Inc	175,587	0.5
		Other	520,171	0.9

			898,881	2.0

FABRICATED METAL PRODUCTS			418,565	0.9

FOOD AND KINDRED PRODUCTS
3,970		Sanderson Farms, Inc	201,439	0.5
		Other	412,763	0.9

			614,202	1.4

FOOD STORES			236,178	0.5

FURNITURE AND FIXTURES			106,200	0.2

FURNITURE AND HOME FURNISHINGS STORES			3,591	0.0

GENERAL BUILDING CONTRACTORS			172,841	0.4

GENERAL MERCHANDISE STORES			161,420	0.4

HEALTH SERVICES			535,820	1.2

HEAVY CONSTRUCTION, EXCEPT BUILDING			113,937	0.3

HOLDING AND OTHER INVESTMENT OFFICES
4,290		Equity Lifestyle Properties, Inc	206,906	0.6
8,158		Highwoods Properties, Inc	226,465	0.6
3,290		Mid-America Apartment Communities, Inc	169,336	0.4
10,207		Omega Healthcare Investors, Inc	203,426	0.6
3,002		PS Business Parks, Inc	167,452	0.4
		Other	2,030,803	4.2

			3,004,388	6.8

HOTELS AND OTHER LODGING PLACES			51,245	0.1

INDUSTRIAL MACHINERY AND EQUIPMENT
1,917		Nacco Industries, Inc (Class A)	170,153	0.3
9,030	*	VeriFone Holdings, Inc	170,938	0.3
		Other	1,400,667	3.3

			1,741,758	3.9

INSTRUMENTS AND RELATED PRODUCTS
5,284	*	Fossil, Inc	183,355	0.5
3,390	*	Haemonetics Corp	181,433	0.4

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Semiannual Report	47

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

SMALL-CAP EQUITY FUND  ■  JUNE 30, 2010

Shares		Company	Value	% of net assets

INSTRUMENTS AND RELATED PRODUCTS — continued
5,520		STERIS Corp	$171,562	0.4%
5,374	*	Veeco Instruments, Inc	184,221	0.5
		Other	1,764,928	3.8

			2,485,499	5.6

INSURANCE AGENTS, BROKERS AND SERVICE			54,258	0.1

INSURANCE CARRIERS
13,200		Montpelier Re Holdings Ltd	197,075	0.5
		Other	1,729,951	3.9

			1,927,026	4.4

LEATHER AND LEATHER PRODUCTS			201,213	0.5

LEGAL SERVICES			72,966	0.2

LOCAL AND INTERURBAN PASSENGER TRANSIT			129,194	0.3

METAL MINING			460,538	1.0

MISCELLANEOUS MANUFACTURING INDUSTRIES			152,429	0.3

MISCELLANEOUS RETAIL
4,808	*	Jo-Ann Stores, Inc	180,348	0.5
8,617		World Fuel Services Corp	223,525	0.6
		Other	670,108	1.3

			1,073,981	2.4

MOTION PICTURES			57,101	0.1

NONDEPOSITORY INSTITUTIONS
13,065	*	PHH Corp	248,758	0.5
		Other	422,899	1.0

			671,657	1.5

OIL AND GAS EXTRACTION
19,647	*	McMoRan Exploration Co	218,279	0.5
		Other	1,303,128	2.9

			1,521,407	3.4

PAPER AND ALLIED PRODUCTS			423,824	1.0

PERSONAL SERVICES			156,555	0.4

PETROLEUM AND COAL PRODUCTS			74,421	0.2

PRIMARY METAL INDUSTRIES			267,703	0.6

PRINTING AND PUBLISHING			416,744	0.9

REAL ESTATE			2,552	0.0

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
1,200	*	Deckers Outdoor Corp	171,444	0.4
		Other	396,541	0.9

			567,985	1.3

SECURITY AND COMMODITY BROKERS			500,223	1.1

48	2010 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

SMALL-CAP EQUITY FUND  ■  JUNE 30, 2010

Shares		Company		Value	% of net assets

SPECIAL TRADE CONTRACTORS
10,360	*	EMCOR Group, Inc		$240,041	0.6%
		Other		272,852	0.6

				512,893	1.2

STONE, CLAY, AND GLASS PRODUCTS				135,863	0.3

TEXTILE MILL PRODUCTS				99,875	0.2

TRANSPORTATION BY AIR
3,820	*	Atlas Air Worldwide Holdings, Inc		181,450	0.4
9,380	*	UAL Corp		192,853	0.5
		Other		488,744	1.1

				863,047	2.0

TRANSPORTATION EQUIPMENT
4,320		A.O. Smith Corp		208,180	0.4
11,854	*	Orbital Sciences Corp		186,938	0.4
		Other		890,317	2.1

				1,285,435	2.9

TRANSPORTATION SERVICES				160,702	0.4

TRUCKING AND WAREHOUSING				318,400	0.7

WATER TRANSPORTATION				146,546	0.3

WHOLESALE TRADE-DURABLE GOODS
8,107		Owens & Minor, Inc		230,076	0.6
8,251	*	PSS World Medical, Inc		174,508	0.4
		Other		245,020	0.5

				649,604	1.5

WHOLESALE TRADE-NONDURABLE GOODS
3,278	*	United Stationers, Inc		178,553	0.5
		Other		512,502	1.1

				691,055	1.6

		TOTAL COMMON STOCKS	(Cost $45,586,862)	44,092,899	99.9

		TOTAL PORTFOLIO	(Cost $45,586,862)	44,092,899	99.9
		OTHER ASSETS & LIABILITIES, NET		24,028	0.1

		NET ASSETS		$44,116,927	100.0%

*	Non-income producing.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Semiannual Report	49

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

STOCK INDEX FUND  ■  JUNE 30, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS
AGRICULTURAL PRODUCTION-CROPS			$9,675	0.0%

AGRICULTURAL PRODUCTION-LIVESTOCK			16,276	0.0

AGRICULTURAL SERVICES			29,391	0.0

AMUSEMENT AND RECREATION SERVICES
23,585		Walt Disney Co	742,927	0.6
		Other	204,488	0.1

			947,415	0.7

APPAREL AND ACCESSORY STORES			1,111,185	0.8

APPAREL AND OTHER TEXTILE PRODUCTS			586,856	0.4

AUTO REPAIR, SERVICES AND PARKING			96,190	0.1

AUTOMOTIVE DEALERS AND SERVICE STATIONS			323,197	0.2

BUILDING MATERIALS AND GARDEN SUPPLIES
20,394		Home Depot, Inc	572,460	0.3
		Other	444,548	0.4

			1,017,008	0.7

BUSINESS SERVICES
2,934	*	Google, Inc (Class A)	1,305,482	1.0
92,243		Microsoft Corp	2,122,510	1.6
45,874		Oracle Corp	984,455	0.8
		Other	5,786,057	3.8

			10,198,504	7.2

CHEMICALS AND ALLIED PRODUCTS
18,589		Abbott Laboratories	869,593	0.7
11,537	*	Amgen, Inc	606,846	0.5
20,708		Bristol-Myers Squibb Co	516,458	0.5
5,907		Colgate-Palmolive Co	465,235	0.4
33,215		Johnson & Johnson	1,961,678	1.5
37,553		Merck & Co, Inc	1,313,228	1.0
97,139		Pfizer, Inc	1,385,202	1.1
34,682		Procter & Gamble Co	2,080,225	1.6
		Other	6,048,855	3.5

			15,247,320	10.8

COAL MINING			358,359	0.3

COMMUNICATIONS
71,163		AT&T, Inc	1,721,432	1.3
33,918		Comcast Corp (Class A)	589,155	0.5
34,041		Verizon Communications, Inc	953,828	0.8
		Other	2,482,401	1.5

			5,746,816	4.1

DEPOSITORY INSTITUTIONS
120,828		Bank of America Corp	1,736,298	1.3
254,446	*	Citigroup, Inc	956,717	0.8
47,915		JPMorgan Chase & Co	1,754,168	1.3

50	2010 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

STOCK INDEX FUND  ■  JUNE 30, 2010

Shares		Company	Value	% of net assets

DEPOSITORY INSTITUTIONS — continued
23,084		US Bancorp	$515,927	0.5%
58,602		Wells Fargo & Co	1,500,211	1.2
		Other	3,644,375	2.0

			10,107,696	7.1

EATING AND DRINKING PLACES
12,956		McDonald’s Corp	853,412	0.7
		Other	765,512	0.5

			1,618,924	1.2

EDUCATIONAL SERVICES			254,528	0.2

ELECTRIC, GAS, AND SANITARY SERVICES			5,915,203	4.2

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
10,958	*	Apple Computer, Inc	2,756,266	2.1
68,777	*	Cisco Systems, Inc	1,465,638	1.1
28,241		Hewlett-Packard Co	1,222,270	1.0
67,004		Intel Corp	1,303,228	1.0
19,769		Qualcomm, Inc	649,214	0.6
		Other	4,467,148	2.6

			11,863,764	8.4

ENGINEERING AND MANAGEMENT SERVICES			1,223,246	0.9

FABRICATED METAL PRODUCTS			834,342	0.6

FOOD AND KINDRED PRODUCTS
25,367		Coca-Cola Co	1,271,393	1.0
19,316		Kraft Foods, Inc (Class A)	540,848	0.5
19,423		PepsiCo, Inc	1,183,832	0.9
		Other	2,423,151	1.5

			5,419,224	3.9

FOOD STORES			401,227	0.3

FORESTRY			132,160	0.1

FURNITURE AND FIXTURES			219,999	0.2

FURNITURE AND HOME FURNISHINGS STORES			236,592	0.2

GENERAL BUILDING CONTRACTORS			244,411	0.2

GENERAL MERCHANDISE STORES
24,574		Wal-Mart Stores, Inc	1,181,271	0.9
		Other	1,116,539	0.7

			2,297,810	1.6

HEALTH SERVICES			1,803,583	1.3

HEAVY CONSTRUCTION, EXCEPT BUILDING			38,693	0.0

HOLDING AND OTHER INVESTMENT OFFICES
20,814	*	Berkshire Hathaway, Inc (Class B)	1,658,667	1.3
14,149		iShares Russell 3000 Index Fund	864,221	0.7
		Other	3,502,809	2.3

			6,025,697	4.3

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Semiannual Report	51

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

STOCK INDEX FUND  ■  JUNE 30, 2010

Shares	Company	Value	% of net assets

HOTELS AND OTHER LODGING PLACES		$509,065	0.4%

INDUSTRIAL MACHINERY AND EQUIPMENT
8,588	3M Co	678,366	0.6
128,571	General Electric Co	1,853,993	1.4
15,443	International Business Machines Corp	1,906,901	1.5
	Other	5,256,524	3.4

		9,695,784	6.9

INSTRUMENTS AND RELATED PRODUCTS
13,264	Medtronic, Inc	481,084	0.4
	Other	4,504,764	3.2

		4,985,848	3.6

INSURANCE AGENTS, BROKERS AND SERVICE		524,196	0.4

INSURANCE CARRIERS		4,924,141	3.5

JUSTICE, PUBLIC ORDER AND SAFETY		39,787	0.0

LEATHER AND LEATHER PRODUCTS		202,337	0.1

LEGAL SERVICES		31,895	0.0

LOCAL AND INTERURBAN PASSENGER TRANSIT		20,062	0.0

LUMBER AND WOOD PRODUCTS		26,759	0.0

METAL MINING		943,120	0.7

MISCELLANEOUS MANUFACTURING INDUSTRIES		229,855	0.2

MISCELLANEOUS RETAIL
16,387	CVS Corp	480,466	0.4
	Other	1,638,117	1.1

		2,118,583	1.5

MOTION PICTURES		1,272,229	0.9

NONDEPOSITORY INSTITUTIONS
12,581	American Express Co	499,466	0.5
	Other	746,687	0.4

		1,246,153	0.9

NONMETALLIC MINERALS, EXCEPT FUELS		106,343	0.1

OIL AND GAS EXTRACTION
9,781	Occidental Petroleum Corp	754,603	0.6
14,364	Schlumberger Ltd	794,903	0.7
	Other	4,339,986	2.9

		5,889,492	4.2

PAPER AND ALLIED PRODUCTS		706,570	0.5

PERSONAL SERVICES		190,605	0.1

PETROLEUM AND COAL PRODUCTS
24,190	Chevron Corp	1,641,533	1.2
17,923	ConocoPhillips	879,840	0.6
61,489	Exxon Mobil Corp	3,509,179	2.6
	Other	854,555	0.5

		6,885,107	4.9

52	2010 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

STOCK INDEX FUND  ■  JUNE 30, 2010

Shares	Company		Value	% of net assets

PIPELINES, EXCEPT NATURAL GAS			$159,135	0.1%

PRIMARY METAL INDUSTRIES			872,139	0.6

PRINTING AND PUBLISHING			639,535	0.5

RAILROAD TRANSPORTATION			957,284	0.7

REAL ESTATE			166,857	0.1

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			248,067	0.2

SECURITY AND COMMODITY BROKERS
6,200	Goldman Sachs Group, Inc		813,873	0.7
	Other		2,132,100	1.4

			2,945,973	2.1

SOCIAL SERVICES			5,612	0.0

SPECIAL TRADE CONTRACTORS			134,605	0.1

STONE, CLAY, AND GLASS PRODUCTS			531,192	0.4

TEXTILE MILL PRODUCTS			49,370	0.0

TOBACCO PRODUCTS
25,081	Altria Group, Inc		502,623	0.4
22,303	Philip Morris International, Inc		1,022,370	0.7
	Other		222,139	0.1

			1,747,132	1.2

TRANSPORTATION BY AIR			448,230	0.3

TRANSPORTATION EQUIPMENT
9,130	Boeing Co		572,907	0.5
11,183	United Technologies Corp		725,888	0.6
	Other		2,285,950	1.5

			3,584,745	2.6

TRANSPORTATION SERVICES			526,179	0.4

TRUCKING AND WAREHOUSING
8,569	United Parcel Service, Inc (Class B)		487,490	0.4
	Other		142,711	0.0

			630,201	0.4

WATER TRANSPORTATION			351,476	0.3

WHOLESALE TRADE-DURABLE GOODS			528,924	0.4

WHOLESALE TRADE-NONDURABLE GOODS			850,858	0.6

	TOTAL COMMON STOCKS	(Cost $155,339,017)	140,250,736	99.9

RIGHTS/WARRANTS
OIL AND GAS EXTRACTION			2	0.0

	TOTAL RIGHTS/WARRANTS	(Cost $0)	2	0.0

	TOTAL PORTFOLIO	(Cost $155,339,017)	140,250,738	99.9
	OTHER ASSETS & LIABILITIES, NET		145,385	0.1

	NET ASSETS		$140,396,123	100.0%

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Semiannual Report	53

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

STOCK INDEX FUND  ■  JUNE 30, 2010

*	Non-income producing.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in their investment limitations in industry concentrations.

54	2010 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

SOCIAL CHOICE EQUITY FUND  ■  JUNE 30, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS
AGRICULTURAL SERVICES			$7,502	0.0%

AMUSEMENT AND RECREATION SERVICES
9,717		Walt Disney Co	306,086	1.0
		Other	2,880	0.0

			308,966	1.0

APPAREL AND ACCESSORY STORES			304,200	1.0

APPAREL AND OTHER TEXTILE PRODUCTS
3,032		Nike, Inc (Class B)	204,811	0.8
		Other	47,031	0.1

			251,842	0.9

AUTO REPAIR, SERVICES AND PARKING			19,213	0.1

AUTOMOTIVE DEALERS AND SERVICE STATIONS			50,476	0.2

BUILDING MATERIALS AND GARDEN SUPPLIES
9,042		Home Depot, Inc	253,809	0.9
		Other	128,650	0.4

			382,459	1.3

BUSINESS SERVICES
4,793		Automatic Data Processing, Inc	192,966	0.8
862	*	Google, Inc (Class A)	383,547	1.4
25,743		Microsoft Corp	592,346	2.1
		Other	740,508	2.2

			1,909,367	6.5

CHEMICALS AND ALLIED PRODUCTS
5,190	*	Amgen, Inc	272,994	1.0
10,211		Bristol-Myers Squibb Co	254,662	1.0
5,035	*	Gilead Sciences, Inc	172,600	0.6
9,574		Johnson & Johnson	565,440	2.0
11,331		Merck & Co, Inc	396,245	1.4
2,581		Praxair, Inc	196,130	0.7
9,960		Procter & Gamble Co	597,402	2.1
		Other	1,062,032	3.2

			3,517,505	12.0

COMMUNICATIONS
6,874	*	DIRECTV	233,165	0.9
10,772		Verizon Communications, Inc	301,830	1.1
		Other	721,066	2.3

			1,256,061	4.3

DEPOSITORY INSTITUTIONS
9,261		US Bancorp	206,982	0.8
17,856		Wells Fargo & Co	457,113	1.6
		Other	947,058	3.1

			1,611,153	5.5

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Semiannual Report	55

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

SOCIAL CHOICE EQUITY FUND  ■  JUNE 30, 2010

Shares		Company	Value	% of net assets

EATING AND DRINKING PLACES
5,029		McDonald’s Corp	$331,261	1.2%
		Other	156,768	0.5

			488,029	1.7

EDUCATIONAL SERVICES			3,895	0.0

ELECTRIC, GAS, AND SANITARY SERVICES			1,923,109	6.5

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
20,937	*	Cisco Systems, Inc	446,168	1.6
9,165		Hewlett-Packard Co	396,662	1.4
21,550		Intel Corp	419,149	1.5
7,973		Texas Instruments, Inc	185,612	0.7
		Other	680,458	2.0

			2,128,049	7.2

ENGINEERING AND MANAGEMENT SERVICES			247,488	0.8

FABRICATED METAL PRODUCTS
4,371		Illinois Tool Works, Inc	180,434	0.7
		Other	109,518	0.3

			289,952	1.0

FOOD AND KINDRED PRODUCTS
5,196		General Mills, Inc	184,562	0.6
7,819		Kraft Foods, Inc (Class A)	218,932	0.8
6,470		PepsiCo, Inc	394,346	1.4
		Other	360,543	1.1

			1,158,383	3.9

FOOD STORES			74,522	0.3

FORESTRY			38,298	0.1

FURNITURE AND FIXTURES			66,715	0.2

FURNITURE AND HOME FURNISHINGS STORES			50,133	0.2

GENERAL BUILDING CONTRACTORS			36,917	0.1

GENERAL MERCHANDISE STORES
3,310		Costco Wholesale Corp	181,487	0.6
4,450		Target Corp	218,807	0.8
		Other	34,776	0.1

			435,070	1.5

HEALTH SERVICES			154,064	0.5

HEAVY CONSTRUCTION, EXCEPT BUILDING			9,282	0.0

HOLDING AND OTHER INVESTMENT OFFICES			612,128	2.1

HOTELS AND OTHER LODGING PLACES			95,265	0.3

INDUSTRIAL MACHINERY AND EQUIPMENT
3,690		3M Co	291,473	1.1
2,558		Caterpillar, Inc	153,659	0.6
2,807		Deere & Co	156,294	0.6
5,478		Emerson Electric Co	239,334	0.9

56	2010 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

SOCIAL CHOICE EQUITY FUND  ■  JUNE 30, 2010

Shares		Company	Value	% of net assets

INDUSTRIAL MACHINERY AND EQUIPMENT — continued
4,618		International Business Machines Corp	$570,230	2.0%
		Other	618,790	1.7

			2,029,780	6.9

INSTRUMENTS AND RELATED PRODUCTS
4,047		Baxter International, Inc	164,470	0.7
4,869		Danaher Corp	180,737	0.7
6,326		Medtronic, Inc	229,445	0.9
		Other	762,446	2.2

			1,337,098	4.5

INSURANCE AGENTS, BROKERS AND SERVICE			119,257	0.4

INSURANCE CARRIERS
3,753		Aflac, Inc	160,141	0.6
3,439		Chubb Corp	171,984	0.7
4,120		Travelers Cos, Inc	202,909	0.8
3,581	*	WellPoint, Inc	175,217	0.7
		Other	623,937	1.7

			1,334,188	4.5

LEATHER AND LEATHER PRODUCTS			45,895	0.2

LEGAL SERVICES			4,141	0.0

LUMBER AND WOOD PRODUCTS			4,850	0.0

METAL MINING			53,739	0.2

MISCELLANEOUS MANUFACTURING INDUSTRIES			86,084	0.3

MISCELLANEOUS RETAIL
6,235		CVS Corp	182,810	0.7
		Other	451,415	1.4

			634,225	2.1

MOTION PICTURES			220,240	0.7

NONDEPOSITORY INSTITUTIONS
6,047		American Express Co	240,065	0.9
		Other	176,533	0.5

			416,598	1.4

NONMETALLIC MINERALS, EXCEPT FUELS			62,396	0.2

OIL AND GAS EXTRACTION
2,450		Apache Corp	206,267	0.8
3,410		Devon Energy Corp	207,738	0.8
1,804		EOG Resources, Inc	177,459	0.7
		Other	1,158,007	3.6

			1,749,471	5.9

PAPER AND ALLIED PRODUCTS
2,545		Kimberly-Clark Corp	154,304	0.6
		Other	134,812	0.4

			289,116	1.0

PERSONAL SERVICES			6,137	0.0

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Semiannual Report	57

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

SOCIAL CHOICE EQUITY FUND  ■  JUNE 30, 2010

Shares	Company		Value	% of net assets

PETROLEUM AND COAL PRODUCTS
5,440	Marathon Oil Corp		$169,130	0.6%
	Other		145,736	0.5

			314,866	1.1

PIPELINES, EXCEPT NATURAL GAS
9,075	Spectra Energy Corp		182,135	0.6

			182,135	0.6

PRIMARY METAL INDUSTRIES			287,926	1.0

PRINTING AND PUBLISHING			132,496	0.4

RAILROAD TRANSPORTATION
3,167	Norfolk Southern Corp		168,009	0.6
	Other		144,384	0.5

			312,393	1.1

REAL ESTATE			10,055	0.0

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			13,479	0.0

SECURITY AND COMMODITY BROKERS			733,760	2.5

SOCIAL SERVICES			3,419	0.0

SPECIAL TRADE CONTRACTORS			16,736	0.1

STONE, CLAY, AND GLASS PRODUCTS			122,844	0.4

TEXTILE MILL PRODUCTS			4,186	0.0

TRANSPORTATION BY AIR			125,705	0.4

TRANSPORTATION EQUIPMENT			432,717	1.5

TRANSPORTATION SERVICES			167,586	0.6

TRUCKING AND WAREHOUSING
4,180	United Parcel Service, Inc (Class B)		237,800	0.8

			237,800	0.8

WATER TRANSPORTATION			32,106	0.1

WHOLESALE TRADE-DURABLE GOODS			150,536	0.5

WHOLESALE TRADE-NONDURABLE GOODS			186,554	0.6

	TOTAL COMMON STOCKS	(Cost $32,095,493)	29,290,557	99.2

RIGHTS/WARRANTS
DEPOSITORY INSTITUTIONS			0	0.0

	TOTAL RIGHTS/WARRANTS	(Cost $0)	—	0.0

	TOTAL PORTFOLIO	(Cost $32,095,493)	29,290,557	99.2
	OTHER ASSETS & LIABILITIES, NET		241,683	0.8

	NET ASSETS		$29,532,240	100.0%

*	Non-income producing.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in their investment limitations in industry concentrations.

58	2010 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

REAL ESTATE SECURITIES FUND  ■  JUNE 30, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS
APARTMENT REITS
38,000		American Campus Communities, Inc	$1,037,020	1.8%
28,500		AvalonBay Communities, Inc	2,661,045	4.5
42,000		Equity Residential	1,748,880	2.9
6,500		Essex Property Trust, Inc	634,010	1.1
66,000		UDR, Inc	1,262,580	2.2

			7,343,535	12.5

DIVERSIFIED REITS
20,000		Digital Realty Trust, Inc	1,153,600	2.0
39,000		Entertainment Properties Trust	1,484,730	2.5
34,801		Mission West Properties, Inc	237,343	0.4
38,000		Vornado Realty Trust	2,772,100	4.8

			5,647,773	9.7

FORESTRY
20,000		Plum Creek Timber Co, Inc	690,600	1.2

			690,600	1.2

HEALTHCARE REITS
47,000		HCP, Inc	1,515,750	2.6
37,000		Health Care REIT, Inc	1,558,440	2.7
43,500		Nationwide Health Properties, Inc	1,555,995	2.7
35,500		Ventas, Inc	1,666,725	2.8

			6,296,910	10.8

HOLDING AND OTHER INVESTMENT OFFICES
37,000		AMB Property Corp	877,270	1.5
7,500		Annaly Mortgage Management, Inc	128,625	0.2
8,000		Home Properties, Inc	360,560	0.6

			1,366,455	2.3

HOTEL REITS
30,000	*	FelCor Lodging Trust, Inc	149,700	0.3
177,000		Host Marriott Corp	2,385,960	4.0
100,000	*	Orient-Express Hotels Ltd (Class A)	740,000	1.2
5,000		Starwood Hotels & Resorts Worldwide, Inc	207,150	0.4
45,000	*	Sunstone Hotel Investors, Inc	446,850	0.8

			3,929,660	6.7

HOTELS AND OTHER LODGING PLACES
4,500	*	Vail Resorts, Inc	157,095	0.3

			157,095	0.3

INDUSTRIAL REITS
19,245		EastGroup Properties, Inc	684,737	1.2
160,000		Prologis	1,620,800	2.8

			2,305,537	4.0

NONDEPOSITORY INSTITUTIONS
28,800	*g,m	People’s Choice Financial Corp	0	0.0

			0	0.0

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Semiannual Report	59

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

REAL ESTATE SECURITIES FUND  ■  JUNE 30, 2010

Shares		Company		Value	% of net assets

OFFICE PROPERTY REITS
17,500		Alexandria Real Estate Equities, Inc		$1,108,975	1.9%
26,500		BioMed Realty Trust, Inc		426,385	0.7
40,500		Boston Properties, Inc		2,889,270	5.0
15,000		Corporate Office Properties Trust		566,400	1.0
30,000		Hersha Hospitality Trust		135,600	0.2
34,500		SL Green Realty Corp		1,898,880	3.3

				7,025,510	12.1

REAL ESTATE
64,000	*	CB Richard Ellis Group, Inc (Class A)		871,040	1.5
32,000	*	Forestar Real Estate Group, Inc		574,720	1.0
407,000		Thomas Properties Group, Inc		1,347,170	2.3

				2,792,930	4.8

REGIONAL MALL REITS
30,000		Glimcher Realty Trust		179,400	0.3
65,000		Macerich Co		2,425,800	4.2
75,000		Simon Property Group, Inc		6,056,250	10.3

				8,661,450	14.8

SHOPPING CENTER REITS
165,000		Developers Diversified Realty Corp		1,633,500	2.8
14,000		Federal Realty Investment Trust		983,780	1.7
70,000		Kimco Realty Corp		940,800	1.6
40,000		Regency Centers Corp		1,376,000	2.4

				4,934,080	8.5

SINGLE TENANT REITS
30,000		Realty Income Corp		909,900	1.6

				909,900	1.6

STORAGE REITS
19,000		Extra Space Storage, Inc		264,100	0.5
42,000		Public Storage, Inc		3,692,220	6.3
15,000		Sovran Self Storage, Inc		516,450	0.9
110,000		U-Store-It Trust		820,600	1.4

				5,293,370	9.1

		TOTAL COMMON STOCKS	(Cost $61,617,078)	57,354,805	98.4

PREFERRED STOCK
OFFICE PROPERTY REITS
13,000		SL Green Realty Corp		308,620	0.5

				308,620	0.5

60	2010 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

REAL ESTATE SECURITIES FUND  ■  JUNE 30, 2010

Shares	Company		Value	% of net assets

REGIONAL MALL REITS
13,000	CBL & Associates Properties, Inc		$276,770	0.5%

			276,770	0.5

	TOTAL PREFERRED STOCK	(Cost $570,205)	585,390	1.0

	TOTAL PORTFOLIO	(Cost $62,187,283)	57,940,195	99.4
	OTHER ASSETS & LIABILITIES, NET		362,248	0.6

	NET ASSETS		$58,302,443	100.0%

Abbreviation(s):

REIT    Real Estate Investment Trust

*	Non-income producing.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2010, the value of these securities amounted to $0 or 0.00% of net assets.
m	Indicates a security that has been deemed illiquid.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Semiannual Report	61

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

BOND FUND  ■  JUNE 30, 2010

Principal		Issuer		Value	% of net assets

BONDS
CORPORATE BONDS
AGENCY SECURITIES
$ 1,000,000		Bank of America Corp	2.380%, 06/22/12	$1,030,499	0.7%
1,000,000		Citigroup Funding, Inc	1.880%, 10/22/12	1,021,020	0.8
1,000,000		Citigroup, Inc	2.130%, 04/30/12	1,024,509	0.8
1,700,000		GMAC, Inc	2.200%, 12/19/12	1,746,752	1.2
		Other		3,659,350	2.9

				8,482,130	6.4

AMUSEMENT AND RECREATION SERVICES				110,136	0.1

AUTO REPAIR, SERVICES AND PARKING				40,421	0.0

AUTOMOTIVE DEALERS AND SERVICE STATIONS				51,124	0.0

BUILDING MATERIALS AND GARDEN SUPPLIES				27,489	0.0

BUSINESS SERVICES				286,440	0.1

CHEMICALS AND ALLIED PRODUCTS				1,479,164	1.2

COMMUNICATIONS				3,175,234	2.4

DEPOSITORY INSTITUTIONS
900,000	g	Depfa ACS Bank	5.130%, 03/16/37	657,743	0.6
		Other		4,981,011	3.7

				5,638,754	4.3

ELECTRIC, GAS, AND SANITARY SERVICES				2,215,747	1.7

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				478,521	0.5

EXECUTIVE, LEGISLATIVE AND GENERAL				104,070	0.1

FABRICATED METAL PRODUCTS				129,554	0.1

FOOD AND KINDRED PRODUCTS				955,970	0.7

FOOD STORES				140,250	0.1

GENERAL MERCHANDISE STORES				247,486	0.2

HEALTH SERVICES				114,229	0.1

HOLDING AND OTHER INVESTMENT OFFICES				621,643	0.5

INDUSTRIAL MACHINERY AND EQUIPMENT				268,087	0.2

INSTRUMENTS AND RELATED PRODUCTS				519,662	0.5

INSURANCE AGENTS, BROKERS AND SERVICE				192,857	0.1

INSURANCE CARRIERS				1,102,057	0.8

METAL MINING				194,053	0.1

MISCELLANEOUS RETAIL				107,047	0.1

MOTION PICTURES				54,378	0.0

NONDEPOSITORY INSTITUTIONS				3,334,833	2.4

OIL AND GAS EXTRACTION				2,057,175	1.5

PAPER AND ALLIED PRODUCTS				55,137	0.0

PETROLEUM AND COAL PRODUCTS				766,674	0.6

62	2010 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

BOND FUND  ■  JUNE 30, 2010

Principal		Issuer		Value	% of net assets

PIPELINES, EXCEPT NATURAL GAS				$181,460	0.1%

PRIMARY METAL INDUSTRIES				105,398	0.1

PRINTING AND PUBLISHING				140,115	0.1

RAILROAD TRANSPORTATION				430,942	0.3

SECURITY AND COMMODITY BROKERS				2,156,996	1.6

STONE, CLAY, AND GLASS PRODUCTS				142,910	0.1

TOBACCO PRODUCTS				115,696	0.1

TRANSPORTATION EQUIPMENT				279,789	0.2

WHOLESALE TRADE-DURABLE GOODS				164,000	0.1

WHOLESALE TRADE-NONDURABLE GOODS				191,061	0.1

		TOTAL CORPORATE BONDS	(Cost $35,124,461)	36,858,689	27.6

GOVERNMENT BONDS
AGENCY SECURITIES
$ 600,000		Federal Farm Credit Bank (FFCB)	2.630%, 04/21/11	610,607	0.5
1,000,000		Federal Home Loan Bank (FHLB)	1.880%, 06/21/13	1,019,708	0.8
2,000,000		Federal Home Loan Mortgage Corp (FHLMC)	2.130%, 09/21/12	2,056,387	1.4
1,500,000		FHLMC	5.130%, 10/18/16	1,717,175	1.3
1,000,000		Federal National Mortgage Association (FNMA)	3.000%, 09/16/14	1,049,401	0.8
		Other		2,214,748	1.7

				8,668,026	6.5

FOREIGN GOVERNMENT BONDS
1,000,000		Province of Ontario Canada	2.630%, 01/20/12	1,023,652	0.9
1,000,000		Province of Ontario Canada	4.000%, 10/07/19	1,032,550	0.7
1,690,000		Province of Ontario Canada	2.700%–4.400%, 09/08/10–04/14/20	1,755,811	1.2
		Other		4,338,671	3.2

				8,150,684	6.0

MORTGAGE BACKED
3,756,799		Federal Home Loan Mortgage Corp Gold
		(FGLMC) 4.000%–6.500%,	02/01/19–01/01/40	4,025,958	3.0
1,541,120		Federal National Mortgage Association (FNMA)	4.570%, 01/01/15	1,648,718	1.1
585,371		FNMA	4.000%, 02/01/25	609,141	0.5
715,689		FNMA	5.500%, 07/01/33	771,870	0.6
826,048		FNMA	5.500%, 11/01/33	890,893	0.7
840,958		FNMA	5.000%, 03/01/34	894,342	0.7
1,809,534		FNMA	5.000%, 09/01/34	1,922,987	1.3
1,158,423		FNMA	5.500%, 02/01/38	1,245,131	0.8
919,869		FNMA	4.500%, 02/01/39	955,399	0.6
1,850,113		FNMA	4.500%, 04/01/39	1,920,996	1.3
754,123		FNMA	4.000%, 07/01/39	764,767	0.6
532,738		FNMA	6.500%, 07/01/39	584,130	0.4
551,290		FNMA	4.500%, 08/01/39	572,412	0.4
822,887		FNMA	6.000%, 09/01/39	893,527	0.7
11,881,314	i	FNMA	4.000%–7.500%, 06/01/13–11/01/39	12,670,028	10.1
500,000	h	FNMA	5.500%, 07/01/40	537,375	0.4

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Semiannual Report	63

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

BOND FUND  ■  JUNE 30, 2010

Principal		Issuer		Value	% of net assets

MORTGAGE BACKED — continued
$ 559,651		Government National Mortgage Association
		(GNMA)	5.500%, 07/15/39	$605,700	0.5%
696,777		GNMA	4.500%, 03/15/40	727,413	0.5
498,562		GNMA	5.000%, 04/15/40	532,464	0.4
599,076		GNMA	5.000%, 05/20/40	638,412	0.5
500,000	h	GNMA	5.000%, 06/15/40	534,000	0.4
2,704,061		GNMA	4.000%–6.230%, 07/15/33–09/15/43	2,894,749	2.1
		Other		2,663,397	2.0

				39,503,809	29.6

MUNICIPAL BONDS				987,565	0.7

U.S. TREASURY SECURITIES
443,000		United States Treasury Bond	8.000%, 11/15/21	644,288	0.5
842,500		United States Treasury Bond	5.250%, 02/15/29	1,013,897	0.8
2,082,000		United States Treasury Bond	4.380%, 11/15/39	2,247,583	1.6
1,415,000		United States Treasury Note	1.000%, 09/30/11	1,424,728	1.1
697,000		United States Treasury Note	1.130%, 06/15/13	699,774	0.5
635,000		United States Treasury Note	2.000%, 11/30/13	651,867	0.5
4,377,000		United States Treasury Note	1.880%, 04/30/14	4,455,991	3.4
1,613,000		United States Treasury Note	2.250%, 05/31/14	1,664,288	1.2
799,000		United States Treasury Note	2.380%, 08/31/14	826,029	0.6
1,580,000		United States Treasury Note	2.380%, 10/31/14	1,630,116	1.2
1,600,000		United States Treasury Note	2.250%, 01/31/15	1,639,875	1.2
579,000		United States Treasury Note	2.500%, 04/30/15	599,582	0.4
2,061,000		United States Treasury Note	2.130%, 05/31/15	2,096,428	1.7
1,180,000	h	United States Treasury Note	1.880%, 06/30/15	1,184,517	0.9
860,000		United States Treasury Note	2.630%, 02/29/16	884,792	0.7
1,100,000		United States Treasury Note	2.380%, 03/31/16	1,116,243	0.8
1,100,000		United States Treasury Note	3.250%, 07/31/16	1,166,086	0.9
913,800		United States Treasury Note	3.500%, 05/15/20	956,347	0.7
		Other		1,147,907	0.8

				26,050,338	19.5

		TOTAL GOVERNMENT BONDS	(Cost $79,885,640)	83,360,422	62.3

STRUCTURED ASSETS
ASSET BACKED
1,000,000		Flagstar Home Equity Loan Trust Series 2007-1A
		(Class AF3)	5.780%, 01/25/35	800,293	0.7
		Other		2,473,960	1.7

				3,274,253	2.4

64	2010 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

BOND FUND  ■  JUNE 30, 2010

Principal		Issuer		Value	% of net assets

OTHER MORTGAGE BACKED
$ 1,330,000	i	Greenwich Capital Commercial Funding
		Corp	5.440%-6.090%, 07/10/38-12/10/49	$1,244,656	1.0%
		Other		4,542,980	3.4

				5,787,636	4.4

		TOTAL STRUCTURED ASSETS	(Cost $9,770,584)	9,061,889	6.8

		TOTAL BONDS	(Cost $124,780,685)	129,281,000	96.7

Shares
PREFERRED STOCKS
AGENCY SECURITIES				7,746	0.0

		TOTAL PREFERRED STOCKS	(Cost $569,550)	7,746	0.0

		TOTAL PORTFOLIO	(Cost $125,350,235)	129,288,746	96.7
		OTHER ASSETS & LIABILITIES, NET		4,453,259	3.3

		NET ASSETS		$133,742,005	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2010, the value of these securities amounted to $7,976,036 or 5.96% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Semiannual Report	65

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

MONEY MARKET FUND  ■  JUNE 30, 2010

Principal	Issuer		Value	% of net assets

SHORT-TERM INVESTMENTS
BANKERS’ ACCEPTANCES
$1,512,803	US Bank NA	08/10/10	$1,512,063	2.3%
	Other		499,667	0.7

			2,011,730	3.0

CERTIFICATE OF DEPOSIT
500,000	Bank of Montreal	0.280% 07/20/10	500,000	0.7
830,000	Bank of Nova Scotia	0.440% 08/24/10	830,000	1.2
500,000	Barclays Bank plc	0.580% 08/18/10	500,000	0.7
500,000	Toronto-Dominion Bank	0.250% 07/08/10	500,000	0.7
500,000	Toronto-Dominion Bank	0.320% 08/06/10	500,000	0.8
800,000	Toronto-Dominion Bank	0.250%–0.450% 07/16/10–09/10/10	800,000	1.2
	Other		750,000	1.1

			4,380,000	6.4

COMMERCIAL PAPER
970,000	American Honda Finance Corp	08/24/10–09/22/10	969,355	1.4
1,000,000	Coca-Cola Co	08/23/10–08/31/10	999,552	1.5
1,215,000	Commonwealth Bank of Australia	09/10/10–09/29/10	1,213,704	1.8
740,000	Fairway Finance LLC	07/13/10	739,926	1.1
900,000	Nestle Capital Corp	07/13/10–07/20/10	899,901	1.3
815,000	Old Line Funding LLC	07/09/10	814,954	1.3
502,000	Old Line Funding LLC	09/07/10	501,555	0.7
765,000	Private Export Funding Corp	07/12/10	764,947	1.2
1,000,000	Private Export Funding Corp	08/05/10–08/19/10	999,721	1.4
665,000	Procter & Gamble International Funding S.C.A	07/22/10	664,942	1.0
820,000	Royal Bank of Canada	07/01/10	820,000	1.2
760,000	Royal Bank of Canada	08/24/10	759,555	1.1
900,000	Sheffield Receivables Corp	07/14/10–07/22/10	899,872	1.3
700,000	Straight-A Funding LLC	09/09/10	699,469	1.0
800,000	Straight-A Funding LLC	09/14/10	799,334	1.2
	Other		4,049,888	5.9

			16,596,675	24.4

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
599,000	Federal Home Loan Bank (FHLB)	07/01/10	599,000	0.9
638,000	FHLB	07/07/10	637,978	0.9
500,000	FHLB	07/14/10	499,968	0.7
1,040,000	FHLB	07/28/10	1,039,859	1.6
900,000	FHLB	08/03/10	899,826	1.3
700,000	FHLB	08/06/10	699,867	1.0
775,000	FHLB	08/13/10	774,815	1.1
776,000	FHLB	09/17/10	775,689	1.1
1,000,000	FHLB	09/24/10	999,598	1.6
2,028,000	FHLB	07/16/10–09/16/10	2,027,222	3.0
1,350,000	Federal Home Loan Mortgage Corp (FHLMC)	07/02/10	1,349,993	2.0
1,100,000	FHLMC	07/06/10	1,099,969	1.6

66	2010 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

MONEY MARKET FUND  ■  JUNE 30, 2010

Principal		Issuer		Value	% of net assets

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES — continued
$1,365,000		FHLMC	07/26/10	$1,364,816	2.0%
779,000		FHLMC	08/09/10	778,822	1.1
998,000		FHLMC	08/16/10	997,694	1.5
1,375,000		FHLMC	08/17/10	1,374,600	2.0
710,000		FHLMC	08/18/10	709,785	1.0
1,000,000		FHLMC	10/04/10	999,393	1.5
2,000,000		FHLMC	10/20/10	1,998,767	2.9
4,016,000		FHLMC	07/13/10–11/16/10	4,014,477	6.0
500,000		Federal National Mortgage Association (FNMA)	07/06/10	499,988	0.7
642,000		FNMA	07/28/10	641,898	0.9
1,026,000		FNMA	08/11/10	1,025,777	1.5
528,000		FNMA	08/31/10	527,776	0.8
895,000		FNMA	09/22/10	894,546	1.3
1,500,000		FNMA	10/05/10	1,499,108	2.3
700,000		FNMA	10/13/10	699,373	1.0
1,000,000		FNMA	12/01/10	998,458	1.5
3,759,000		FNMA	07/09/10–04/11/11	3,756,848	5.5

				34,185,910	50.3

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES
1,000,000	i	Federal Home Loan Bank (FHLB)	0.300% 05/26/11	1,000,000	1.5
500,000	i	FHLB	0.350% 06/01/11	500,093	0.7

				1,500,093	2.2

U.S. TREASURY BILLS
1,500,000		United States Cash Management Bill	07/15/10	1,499,907	2.2
1,000,000		United States Treasury Bill	08/26/10	999,745	1.5
1,365,000		United States Treasury Bill	09/30/10	1,364,364	2.0
615,000		United States Treasury Bill	11/18/10	614,490	0.9
2,410,000		United States Treasury Bill	07/29/10–11/26/10	2,409,044	3.5
500,000		United States Treasury Note	2.750% 07/31/10	500,970	0.7
500,000		United States Treasury Note	1.250% 11/30/10	501,998	0.7
750,000		United States Treasury Note	0.880% 01/31/11	752,232	1.2

				8,642,750	12.7

		TOTAL SHORT-TERM INVESTMENTS	(Cost $67,317,158)	67,317,158	99.0

		TOTAL PORTFOLIO	(Cost $67,317,158)	67,317,158	99.0
		OTHER ASSETS & LIABILITIES, NET		701,769	1.0

		NET ASSETS		$68,018,927	100.0%

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the funds use more specific industry categories in their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Semiannual Report	67

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

TIAA-CREF LIFE FUNDS  ■  JUNE 30, 2010

Growth Equity Fund

ASSETS
Portfolio investments, at value*	$30,574,256
Cash	343,891
Cash – foreign**	—
Receivable from securities transactions	785,112
Receivable from Fund shares sold	11,631
Due from investment advisor	7,795
Dividends and interest receivable	28,105
Other	1,563
Total assets	31,752,353

LIABILITIES
Management fees payable	12,236
Overdraft payable	—
Payable for securities transactions	959,699
Payable for Fund shares redeemed	81,404
Due to affiliates	2,612
Accrued expense & other payables	13,357
Total liabilities	1,069,308
NET ASSETS	$30,683,045

NET ASSETS CONSIST OF:
Paid-in-capital	$63,549,621
Undistributed net investment income (loss)	108,939
Accumulated net realized gain (loss) on total investments	(31,835,815)
Net unrealized appreciation (depreciation) on total investments	(1,139,700)
NET ASSETS	$30,683,045

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,379,158
Net asset value per share	$12.90

* Portfolio investments, cost:	$31,714,568
** Foreign cash, cost:	$1

68	2010 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	International Equity Fund	Large-Cap Value Fund	Small-Cap Equity Fund

$59,646,085	$79,204,137	$51,512,224	$44,092,899
299,170	2,212,174	—	—
—	274,863	1,419	—
524,501	504,398	2,275,779	797,118
—	33,729	15,602	23,925
10,609	19,033	10,864	9,377
74,336	148,263	86,690	38,316
1,852	2,045	1,724	1,631
60,556,553	82,398,642	53,904,302	44,963,266

23,559	34,198	20,302	18,375
—	—	1,599,615	3,980
569,825	934,698	715,673	806,095
60,130	280	24,765	187
5,205	7,359	3,935	2,849
16,474	33,574	15,948	14,853
675,193	1,010,109	2,380,238	846,339
$59,881,360	$81,388,533	$51,524,064	$44,116,927

$76,116,117	$140,220,211	$70,863,267	$56,787,622
491,665	2,022,014	976,046	171,274
(12,770,599)	(55,758,346)	(14,240,453)	(11,378,850)
(3,955,823)	(5,095,346)	(6,074,796)	(1,463,119)
$59,881,360	$81,388,533	$51,524,064	$44,116,927

2,802,402	6,180,341	2,357,010	1,983,716
$21.37	$13.17	$21.86	$22.24

$63,601,859	$84,298,483	$57,586,394	$45,586,862
$—	$275,601	$1,449	$—

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Semiannual Report	69

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

TIAA-CREF LIFE FUNDS  ■  JUNE 30, 2010

Stock Index Fund

ASSETS
Portfolio investments, at value*	$140,250,738
Cash	—
Cash – foreign**	—
Receivable from securities transactions	328,900
Receivable from Fund shares sold	2,160
Due from investment advisor	23,880
Dividends and interest receivable	184,372
Other	2,587
Total assets	140,792,637

LIABILITIES
Management fees payable	7,356
Overdraft payable	320,741
Payable for securities transactions	28
Payable for Fund shares redeemed	30,103
Due to affiliates	11,411
Accrued expense & other payables	26,875
Total liabilities	396,514
NET ASSETS	$140,396,123

NET ASSETS CONSIST OF:
Paid-in-capital	$160,963,523
Undistributed net investment income (loss)	1,918,346
Accumulated net realized gain (loss) on total Investments	(7,397,467)
Net unrealized appreciation (depreciation) on total investments	(15,088,279)
NET ASSETS	$140,396,123

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	6,108,836
Net asset value per share	$22.98

* Portfolio investments, cost:	$155,339,017
** Foreign cash, cost:	$—

70	2010 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

concluded

Social Choice Equity Fund	Real Estate Securities Fund	Bond Fund	Money Market Fund

$29,290,557	$57,940,195	$129,288,746	$67,317,158
119,933	203,150	6,279,317	324
—	—	—	—
186,646	—	71,493	—
124,987	30,861	146,090	1,231,203
7,351	7,489	19,900	17,788
44,709	161,450	901,745	13,311
1,542	1,690	2,286	2,104
29,775,725	58,344,835	136,709,577	68,581,888

3,835	25,253	32,455	5,557
—	—	—	—
224,557	—	2,900,412	—
92	192	27	523,314
2,209	2,694	8,907	11,469
12,792	14,253	25,771	22,621
243,485	42,392	2,967,572	562,961
$29,532,240	$58,302,443	$133,742,005	$68,018,927

$34,743,607	$84,181,959	$130,122,496	$68,018,382
483,103	569,001	2,429,869	71
(2,889,534)	(22,201,386)	(2,748,871)	474
(2,804,936)	(4,247,131)	3,938,511	—
$29,532,240	$58,302,443	$133,742,005	$68,018,927

1,426,524	2,969,160	5,258,659	68,018,383
$20.70	$19.64	$25.43	$1.00

$32,095,493	$62,187,283	$125,350,235	$67,317,158
$—	$1	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Semiannual Report	71

STATEMENTS OF OPERATIONS (UNAUDITED)

TIAA-CREF LIFE FUNDS  ■  FOR THE PERIOD ENDED JUNE 30, 2010

Growth Equity Fund

INVESTMENT INCOME
Dividends*	$160,993
Interest	22
Total income	161,015

EXPENSES
Management fees	54,901
Fund administration fees	4,024
Custody and accounting fees	3,215
Professional Fees	6,867
Shareholder Reports	1,950
Trustee fees and expenses	194
Compliance fees	1,131
Interest expense	558
Other expenses	908
Total expenses	73,748
Less: Expenses reimbursed by the investment advisor	(14,282)
Net expenses	59,466

Net investment income (loss)	101,549

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	1,876,977
Futures transactions	—
Foreign currency transactions	(129)
Net realized gain (loss) on total investments	1,876,848

Change in unrealized appreciation (depreciation) on:
Portfolio investments	(5,046,709)
Futures transactions	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	613
Net change in unrealized appreciation (depreciation) on total investments	(5,046,096)
Net realized and unrealized gain (loss) on total investments	(3,169,248)
Net increase (decrease) in net assets resulting from operations	$(3,067,699)

* Net of foreign withholding taxes of:	$6,552

72	2010 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	International Equity Fund	Large-Cap Value Fund	Small-Cap Equity Fund

$527,009	$1,107,740	$528,512	$254,488
47	—	41	56
527,056	1,107,740	528,553	254,544

99,768	158,769	87,719	53,577
7,873	10,604	6,390	5,036
4,569	19,058	6,964	5,885
7,233	9,156	7,082	6,946
3,973	5,018	3,040	2,493
357	604	306	241
2,212	2,980	1,795	1,415
31	1,910	756	195
943	2,581	929	1,009
126,959	210,680	114,981	76,797
(19,195)	(35,661)	(19,863)	(17,252)
107,764	175,019	95,118	59,545

419,292	932,721	433,435	194,999

2,117,741	382,208	2,879,300	3,023,049
—	—	—	4,128
(960)	(12,692)	4,079	—
2,116,781	369,516	2,883,379	3,027,177

(7,913,713)	(9,964,018)	(6,330,683)	(4,373,440)
—	—	—	—
8	(59,224)	(635)	—
(7,913,705)	(10,023,242)	(6,331,318)	(4,373,440)
(5,796,924)	(9,653,726)	(3,447,939)	(1,346,263)
$(5,377,632)	$(8,721,005)	$(3,014,504)	$(1,151,264)

$3,923	$141,333	$3,124	$—

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Semiannual Report	73

STATEMENTS OF OPERATIONS (UNAUDITED)

TIAA-CREF LIFE FUNDS  ■  FOR THE PERIOD ENDED JUNE 30, 2010

Stock Index Fund

INVESTMENT INCOME
Dividends*	$1,403,773
Interest	191
Total income	1,403,964

EXPENSES
Management fees	46,035
Fund administration fees	17,800
Custody and accounting fees	9,701
Professional Fees	9,025
Shareholder Reports	8,645
Trustee fees and expenses	913
Compliance fees	5,002
Interest expense	128
Other expenses	1,121
Total expenses	98,370
Less: Expenses reimbursed by the investment advisor	(43,872)
Net expenses	54,498

Net investment income (loss)	1,349,466

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	2,483,498
Futures transactions	41,969
Foreign currency transactions	—
Net realized gain (loss) on total investments	2,525,467

Change in unrealized appreciation (depreciation) on:
Portfolio investments	(12,839,619)
Futures transactions	(15,841)
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—
Net change in unrealized appreciation (depreciation) on total investments	(12,855,460)
Net realized and unrealized gain (loss) on total investments	(10,329,993)
Net increase (decrease) in net assets resulting from operations	$(8,980,527)

* Net of foreign withholding taxes of:	$4

74	2010 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

concluded

Social Choice Equity Fund	Real Estate Securities Fund	Bond Fund	Money Market Fund

$302,800	$734,270	$—	$—
1	116	2,527,904	81,764
302,801	734,386	2,527,904	81,764

15,317	98,428	105,083	24,915
3,577	5,730	14,339	12,824
3,315	1,766	11,354	3,229
6,812	7,849	9,594	9,247
1,743	2,699	7,444	8,692
172	302	635	278
1,005	1,610	4,029	3,603
1	255	99	6
996	1,019	812	823
32,938	119,658	153,389	63,617
(13,659)	(13,444)	(36,883)	(32,785)
19,279	106,214	116,506	30,832

283,522	628,172	2,411,398	50,932

(85,165)	3,015,209	484,518	136
—	—	—	—
—	—	—	—
(85,165)	3,015,209	484,518	136

(2,054,234)	(334,772)	3,653,001	—
—	—	—	—
—	(11)	—	—
(2,054,234)	(334,783)	3,653,001	—
(2,139,399)	2,680,426	4,137,519	136
$(1,855,877)	$3,308,598	$6,548,917	$51,068

$—	$—	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Semiannual Report	75

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFE FUNDS  ■  FOR THE PERIOD OR YEAR ENDED

	Growth Equity Fund
	June 30, 2010	December 31, 2009
	(unaudited)

OPERATIONS
Net investment income (loss)	$101,549	$277,055
Net realized gain (loss) on total investments	1,876,848	(980,577)
Net change in unrealized appreciation (depreciation) on total investments	(5,046,096)	9,719,115
Net increase (decrease) in net assets resulting from operations	(3,067,699)	9,015,593

DISTRIBUTION TO SHAREHOLDERS
From net investment income	—	(276,980)
From realized gains	—	—
Total distributions	—	(276,980)

SHAREHOLDER TRANSACTIONS
Subscriptions	2,607,824	9,511,525
Reinvestments of distributions	—	276,980
Redemptions	(5,087,128)	(6,797,786)
Net increase (decrease) from shareholder transactions	(2,479,304)	2,990,719

Net increase (decrease) in net assets	(5,547,003)	11,729,332

NET ASSETS
Beginning of period	36,230,048	24,500,716
End of period	$30,683,045	$36,230,048

Undistributed net investment income (loss) included in net assets	$108,939	$7,390

CHANGE IN FUND SHARES
Shares sold	181,235	809,825
Shares reinvested	—	19,898
Shares redeemed	(356,207)	(597,486)
Net increase (decrease) from shareholder transactions	(174,972)	232,237

76	2010 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund		International Equity Fund
June 30, 2010	December 31, 2009	June 30, 2010	December 31, 2009
(unaudited)		(unaudited)

$419,292	$1,000,541	$932,721	$1,336,744
2,116,781	(2,191,964)	369,516	(10,120,683)

(7,913,705)	15,372,756	(10,023,242)	30,456,804

(5,377,632)	14,181,333	(8,721,005)	21,672,865

—	(1,005,255)	—	(2,924,055)
—	—	—	—
—	(1,005,255)	—	(2,924,055)

3,520,682	5,732,470	6,176,824	12,923,095
—	1,005,255	—	2,924,055
(3,980,756)	(7,429,832)	(10,082,518)	(8,820,527)
(460,074)	(692,107)	(3,905,694)	7,026,623

(5,837,706)	12,483,971	(12,626,699)	25,775,433

65,719,066	53,235,095	94,015,232	68,239,799
$59,881,360	$65,719,066	$81,388,533	$94,015,232

$491,665	$72,373	$2,022,014	$1,089,293

148,242	282,903	432,546	1,040,957
—	43,764	—	205,341
(169,900)	(380,005)	(702,135)	(766,561)
(21,658)	(53,338)	(269,589)	479,737

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Semiannual Report	77

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFE FUNDS  ■  FOR THE PERIOD OR YEAR ENDED

	Large-Cap Value Fund
	June 30, 2010	December 31, 2009
	(unaudited)

OPERATIONS
Net investment income (loss)	$433,435	$959,424
Net realized gain (loss) on total investments	2,883,379	2,472,091
Net change in unrealized appreciation (depreciation) on total investments	(6,331,318)	9,297,433
Net increase (decrease) in net assets resulting from operations	(3,014,504)	12,728,948

DISTRIBUTION TO SHAREHOLDERS
From net investment income	—	(879,669)
From realized gains	—	—
Total distributions	—	(879,669)

SHAREHOLDER TRANSACTIONS
Subscriptions	5,264,148	9,279,319
Reinvestments of distributions	—	879,669
Redemptions	(5,172,280)	(7,863,888)
Net increase (decrease) from shareholder transactions	91,868	2,295,100

Net increase (decrease) in net assets	(2,922,636)	14,144,379

NET ASSETS
Beginning of period	54,446,700	40,302,321
End of period	$51,524,064	$54,446,700

Undistributed net investment income (loss) included in net assets	$976,046	$542,611

CHANGE IN FUND SHARES
Shares sold	215,340	471,071
Shares reinvested	—	38,447
Shares redeemed	(214,696)	(408,075)
Net increase (decrease) from shareholder transactions	644	101,443

78	2010 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

continued

Small-Cap Equity Fund		Stock Index Fund
June 30, 2010	December 31, 2009	June 30, 2010	December 31, 2009
(unaudited)		(unaudited)

$194,999	$476,341	$1,349,466	$2,661,703
3,027,177	(4,279,466)	2,525,467	(2,105,824)

(4,373,440)	13,023,616	(12,855,460)	32,930,241

(1,151,264)	9,220,491	(8,980,527)	33,486,120

—	(516,207)	—	(2,599,545)
—	—	—	—
—	(516,207)	—	(2,599,545)

6,124,017	3,720,679	8,232,190	20,777,504
—	516,207	—	2,599,545
(3,776,667)	(4,629,229)	(11,169,374)	(14,888,237)
2,347,350	(392,343)	(2,937,184)	8,488,812

1,196,086	8,311,941	(11,917,711)	39,375,387

42,920,841	34,608,900	152,313,834	112,938,447
$44,116,927	$42,920,841	$140,396,123	$152,313,834

$171,274	$(23,725)	$1,918,346	$568,880

247,654	199,788	327,482	1,060,212
—	23,284	—	107,731
(154,695)	(255,684)	(446,427)	(763,487)
92,959	(32,612)	(118,945)	404,456

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Semiannual Report	79

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFE FUNDS  ■  FOR THE PERIOD OR YEAR ENDED

	Social Choice Equity Fund
	June 30, 2010	December 31, 2009
	(unaudited)

OPERATIONS
Net investment income (loss)	$283,522	$557,332
Net realized gain (loss) on total investments	(85,165)	(1,685,462)
Net change in unrealized appreciation (depreciation) on total investments	(2,054,234)	8,615,710
Net increase (decrease) in net assets resulting from operations	(1,855,877)	7,487,580

DISTRIBUTION TO SHAREHOLDERS
From net investment income	—	(569,669)
From realized gains	—	—
Total distributions	—	(569,669)

SHAREHOLDER TRANSACTIONS
Subscriptions	1,183,767	1,839,152
Reinvestments of distributions	—	569,669
Redemptions	(724,674)	(2,335,259)
Net increase (decrease) from shareholder transactions	459,093	73,562

Net increase (decrease) in net assets	(1,396,784)	6,991,473

NET ASSETS
Beginning of period	30,929,024	23,937,551
End of period	$29,532,240	$30,929,024

Undistributed net investment income (loss) included in net assets	$483,103	$199,581

CHANGE IN FUND SHARES
Shares sold	52,190	99,713
Shares reinvested	—	26,252
Shares redeemed	(32,463)	(135,063)
Net increase (decrease) from shareholder transactions	19,727	(9,098)

80	2010 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

continued

Real Estate Securities Fund		Bond Fund
June 30, 2010	December 31, 2009	June 30, 2010	December 31, 2009
(unaudited)		(unaudited)

$628,172	$1,362,613	$2,411,398	$4,532,380
3,015,209	(2,146,638)	484,518	673,755

(334,783)	11,435,582	3,653,001	2,202,359
3,308,598	10,651,557	6,548,917	7,408,494

—	(1,742,222)	—	(4,516,061)
—	—	—	—
—	(1,742,222)	—	(4,516,061)

4,926,026	4,350,296	18,350,853	25,171,346
—	1,742,222	—	4,516,061
(3,497,038)	(5,082,859)	(7,022,830)	(8,667,599)
1,428,988	1,009,659	11,328,023	21,019,808

4,737,586	9,918,994	17,876,940	23,912,241

53,564,857	43,645,863	115,865,065	91,952,824
$58,302,443	$53,564,857	$133,742,005	$115,865,065

$569,001	$(59,171)	$2,429,869	$18,471

243,782	325,249	742,076	1,042,646
—	96,683	—	185,388
(181,593)	(377,937)	(284,475)	(360,265)
62,189	43,995	457,601	867,769

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Semiannual Report	81

STATEMENTS OF CHANGES IN NET ASSETS	concluded

TIAA-CREF LIFE FUNDS  ■  FOR THE PERIOD OR YEAR ENDED

	Money Market Fund
	June 30, 2010	December 31, 2009
	(unaudited)

OPERATIONS
Net investment income (loss)	$50,932	$582,287
Net realized gain (loss) on total investments	136	1,301
Net change in unrealized appreciation (depreciation) on total investments	—	—
Net increase (decrease) in net assets resulting from operations	51,068	583,588

DISTRIBUTION TO SHAREHOLDERS
From net investment income	(50,932)	(583,331)
From realized gains	—	—
Total distributions	(50,932)	(583,331)

SHAREHOLDER TRANSACTIONS
Subscriptions	26,976,868	73,630,960
Reinvestments of distributions	50,932	583,334
Redemptions	(33,110,560)	(117,434,730)
Net increase (decrease) from shareholder transactions	(6,082,760)	(43,220,436)

Net decrease in net assets	(6,082,624)	(43,220,179)

NET ASSETS
Beginning of period	74,101,551	117,321,730
End of period	$68,018,927	$74,101,551

Undistributed net investment income (loss) included in net assets	$71	$71

CHANGE IN FUND SHARES
Shares sold	26,976,868	73,630,960
Shares reinvested	50,932	583,334
Shares redeemed	(33,110,560)	(117,434,730)
Net increase (decrease) from shareholder transactions	(6,082,760)	(43,220,436)

82	2010 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS

TIAA-CREF LIFE FUNDS  ■  FOR THE PERIOD OR YEAR ENDED

	Growth Equity Fund
	6/30/10		12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$14.18		$10.55	$18.02	$14.91	$14.23	$13.58

Gain (loss) from investment operations:
Net investment income(a)	0.04		0.11	0.14	0.13	0.11	0.09
Net realized and unrealized gain (loss) on total investments	(1.32)		3.63	(7.48)	3.10	0.69	0.65
Total gain (loss) from investment operations	(1.28)		3.74	(7.34)	3.23	0.80	0.74

Less distributions from:
Net investment income	—		(0.11)	(0.13)	(0.12)	(0.12)	(0.09)
Net realized gains	—		—	—	—	—	—
Return of capital	—		—	—	—	—	—
Total distributions	—		(0.11)	(0.13)	(0.12)	(0.12)	(0.09)
Net asset value, end of period	$12.90		$14.18	$10.55	$18.02	$14.91	$14.23

TOTAL RETURN	(9.03%	)(b)	35.47%	(40.71% )	21.68%	5.62%	5.43%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$30,683		$36,230	$24,501	$42,376	$28,180	$29,517
Ratio of expenses to average net assets before expense reimbursement	0.42%	(c)	0.26%	0.28%	0.26%	0.25%	0.26%
Ratio of expenses to average net assets after expense reimbursement	0.34%	(c)	0.26%	0.28%	0.26%	0.25%	0.26%
Ratio of net investment income to average net assets	0.58%	(c)	0.98%	0.98%	0.81%	0.79%	0.66%
Portfolio turnover rate	98%	(b)	257%	253%	154%	98%	106%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Semiannual Report	83

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE PERIOD OR YEAR ENDED	continued

	Growth & Income Fund
	6/30/10		12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$23.27		$18.50	$29.06	$24.82	$21.56	$20.49

Gain (loss) from investment operations:
Net investment income(a)	0.15		0.36	0.46	0.43	0.37	0.29
Net realized and unrealized gain (loss) on total investments	(2.05)		4.77	(10.58)	4.21	3.26	1.06
Total gain (loss) from investment operations	(1.90)		5.13	(10.12)	4.64	3.63	1.35

Less distributions from:
Net investment income	—		(0.36)	(0.44)	(0.40)	(0.37)	(0.28)
Net realized gains	—		—	—	—	—	—
Return of capital	—		—	—	—	—	—
Total distributions	—		(0.36)	(0.44)	(0.40)	(0.37)	(0.28)
Net asset value, end of period	$21.37		$23.27	$18.50	$29.06	$24.82	$21.56

TOTAL RETURN	(8.17%	)(b)	27.76%	(34.80%)	18.68%	16.85%	6.57%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$59,881		$65,719	$53,235	$83,834	$59,798	$51,627
Ratio of expenses to average net assets before expense reimbursement	0.39%	(c)	0.23%	0.23%	0.24%	0.23%	0.23%
Ratio of expenses to average net assets after expense reimbursement	0.33%	(c)	0.23%	0.23%	0.24%	0.23%	0.23%
Ratio of net investment income to average net assets	1.27%	(c)	1.77%	1.87%	1.56%	1.63%	1.41%
Portfolio turnover rate	69%	(b)	141%	135%	88%	119%	205%

See notes to financial highlights.

84	2010 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE PERIOD OR YEAR ENDED	continued

	International Equity Fund
	6/30/10		12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$14.58		$11.43	$24.02	$25.01	$19.54	$17.25

Gain (loss) from investment operations:
Net investment income(a)	0.15		0.22	0.51	0.42	0.35	0.31
Net realized and unrealized gain (loss) on total investments	(1.56)		3.40	(12.53)	4.26	5.50	2.28
Total gain (loss) from investment operations	(1.41)		3.62	(12.02)	4.68	5.85	2.59

Less distributions from:
Net investment income	—		(0.47)	(0.01)	(0.53)	(0.38)	(0.30)
Net realized gains	—		—	(0.56)	(5.14)	—	—
Return of capital	—		—	—	—	—	—
Total distributions	—		(0.47)	(0.57)	(5.67)	(0.38)	(0.30)
Net asset value, end of period	$13.17		$14.58	$11.43	$24.02	$25.01	$19.54

TOTAL RETURN	(9.67%	)(b)	31.74%	(50.00% )	19.34%	29.95%	15.01%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$81,389		$94,015	$68,240	$160,045	$111,142	$72,597
Ratio of expenses to average net assets before expense reimbursement	0.47%	(c)	0.30%	0.32%	0.33%	0.29%	0.31%
Ratio of expenses to average net assets after expense reimbursement	0.39%	(c)	0.30%	0.32%	0.33%	0.29%	0.31%
Ratio of net investment income to average net assets	2.09%	(c)	1.78%	2.79%	1.51%	1.59%	1.75%
Portfolio turnover rate	68%	(b)	116%	185%	190%	146%	153%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Semiannual Report	85

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE PERIOD OR YEAR ENDED	continued

	Large-Cap Value Fund
	6/30/10		12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$23.11		$17.87	$31.30	$36.02	$32.04	$33.07

Gain (loss) from investment operations:
Net investment income(a)	0.18		0.42	0.66	0.71	0.64	0.72
Net realized and unrealized gain (loss) on total investments	(1.43)		5.20	(13.42)	(0.34)	6.26	0.95
Total gain (loss) from investment operations	(1.25)		5.62	(12.76)	0.37	6.90	1.67

Less distributions from:
Net investment income	—		(0.38)	(0.43)	(0.76)	(0.61)	(0.70)
Net realized gains	—		—	(0.24)	(4.33)	(2.31)	(2.00)
Return of capital	—		—	—	—	—	—
Total distributions	—		(0.38)	(0.67)	(5.09)	(2.92)	(2.70)
Net asset value, end of period	$21.86		$23.11	$17.87	$31.30	$36.02	$32.04

TOTAL RETURN	(5.41%	)(b)	31.45%	(40.74% )	0.91%	21.58%	4.94%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$51,524		$54,447	$40,302	$71,350	$66,917	$49,028
Ratio of expenses to average net assets before expense reimbursement	0.41%	(c)	0.25%	0.26%	0.27%	0.24%	0.25%
Ratio of expenses to average net assets after expense reimbursement	0.34%	(c)	0.25%	0.26%	0.27%	0.24%	0.25%
Ratio of net investment income to average net assets	1.53%	(c)	2.12%	2.60%	1.88%	1.83%	2.17%
Portfolio turnover rate	59%	(b)	149%	172%	133%	102%	112%

See notes to financial highlights.

86	2010 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE PERIOD OR YEAR ENDED	continued

	Small-Cap Equity Fund
	6/30/10		12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$22.70		$17.99	$27.17	$32.12	$30.02	$33.43

Gain (loss) from investment operations:
Net investment income(a)	0.10		0.25	0.34	0.37	0.37	0.33
Net realized and unrealized gain (loss) on total investments	(0.56)		4.74	(9.16)	(2.10)	4.95	1.30
Total gain (loss) from investment operations	(0.46)		4.99	(8.82)	(1.73)	5.32	1.63

Less distributions from:
Net investment income	—		(0.28)	(0.36)	(0.44)	(0.38)	(0.37)
Net realized gains	—		—	—	(2.69)	(2.84)	(4.67)
Return of capital	—		—	—	(0.09)	—	—
Total distributions	—		(0.28)	(0.36)	(3.22)	(3.22)	(5.04)
Net asset value, end of period	$22.24		$22.70	$17.99	$27.17	$32.12	$30.02

TOTAL RETURN	(2.03%	)(b)	27.75%	(32.42% )	(5.62% )	17.84%	4.58%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$44,117		$42,921	$34,609	$51,868	$57,190	$45,332
Ratio of expenses to average net assets before expense reimbursement	0.33%	(c)	0.11%	0.11%	0.11%	0.10%	0.12%
Ratio of expenses to average net assets after expense reimbursement	0.26%	(c)	0.11%	0.11%	0.11%	0.10%	0.12%
Ratio of net investment income to average net assets	0.84%	(c)	1.33%	1.45%	1.13%	1.12%	1.01%
Portfolio turnover rate	44%	(b)	107%	123%	135%	246%	400%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Semiannual Report	87

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE PERIOD OR YEAR ENDED	continued

	Stock Index Fund
	6/30/10		12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$24.46		$19.39	$31.70	$30.94	$27.45	$26.31

Gain (loss) from investment operations:
Net investment income(a)	0.22		0.44	0.58	0.59	0.51	0.46
Net realized and unrealized gain (loss) on total investments	(1.70)		5.05	(12.34)	1.02	3.77	1.14
Total gain (loss) from investment operations	(1.48)		5.49	(11.76)	1.61	4.28	1.60

Less distributions from:
Net investment income	—		(0.42)	(0.51)	(0.60)	(0.52)	(0.46)
Net realized gains	—		—	(0.04)	(0.25)	(0.27)	—
Return of capital	—		—	—	—	—	—
Total distributions	—		(0.42)	(0.55)	(0.85)	(0.79)	(0.46)
Net asset value, end of period	$22.98		$24.46	$19.39	$31.70	$30.94	$27.45

TOTAL RETURN	(6.05%	)(b)	28.36%	(37.08% )	5.16%	15.62%	6.04%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$140,396		$152,314	$112,938	$184,339	$171,015	$152,936
Ratio of expenses to average net assets before expense reimbursement	0.13%	(c)	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of expenses to average net assets after expense reimbursement	0.07%	(c)	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of net investment income to average net assets	1.76%	(c)	2.11%	2.19%	1.82%	1.75%	1.73%
Portfolio turnover rate	6%	(b)	7%	7%	13%	14%	8%

See notes to financial highlights.

88	2010 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE PERIOD OR YEAR ENDED	continued

	Social Choice Equity Fund
	6/30/10		12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$21.99		$16.91	$27.12	$26.94	$24.02	$22.75

Gain (loss) from investment operations:
Net investment income(a)	0.20		0.40	0.48	0.51	0.43	0.38
Net realized and unrealized gain (loss) on total investments	(1.49)		5.09	(10.28)	0.64	3.08	1.24
Total gain (loss) from investment operations	(1.29)		5.49	(9.80)	1.15	3.51	1.62

Less distributions from:
Net investment income	—		(0.41)	(0.32)	(0.51)	(0.43)	(0.35)
Net realized gains	—		—	(0.09)	(0.46)	(0.16)	—
Return of capital	—		—	—	—	—	—
Total distributions	—		(0.41)	(0.41)	(0.97)	(0.59)	(0.35)
Net asset value, end of period	$20.70		$21.99	$16.91	$27.12	$26.94	$24.02

TOTAL RETURN	(5.87%	)(b)	32.51%	(36.09% )	4.25%	14.64%	7.11%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$29,532		$30,929	$23,938	$37,883	$35,931	$32,557
Ratio of expenses to average net assets before expense reimbursement	0.21%	(c)	0.08%	0.07%	0.07%	0.07%	0.07%
Ratio of expenses to average net assets after expense reimbursement	0.12%	(c)	0.08%	0.07%	0.07%	0.07%	0.07%
Ratio of net investment income to average net assets	1.79%	(c)	2.20%	2.06%	1.81%	1.69%	1.63%
Portfolio turnover rate	3%	(b)	15%	17%	12%	19%	8%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Semiannual Report	89

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE PERIOD OR YEAR ENDED	continued

	Real Estate Securities Fund
	6/30/10		12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$18.43		$15.24	$26.50	$38.04	$30.98	$33.89

Gain (loss) from investment operations:
Net investment income(a)	0.21		0.49	0.70	0.60	0.82	0.96
Net realized and unrealized gain (loss) on total investments	1.00		3.32	(10.87)	(6.68)	9.63	1.51
Total gain (loss) from investment operations	1.21		3.81	(10.17)	(6.08)	10.45	2.47

Less distributions from:
Net investment income	—		(0.62)	(1.09)	(1.31)	(1.09)	(1.38)
Net realized gains	—		—	—	(4.15)	(2.30)	(4.00)
Return of capital	—		—	—	—	—	—
Total distributions	—		(0.62)	(1.09)	(5.46)	(3.39)	(5.38)
Net asset value, end of period	$19.64		$18.43	$15.24	$26.50	$38.04	$30.98

TOTAL RETURN	6.57%	(b)	25.11%	(38.27% )	(16.12% )	34.05%	7.19%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$58,302		$53,565	$43,646	$74,751	$104,705	$70,659
Ratio of expenses to average net assets before expense reimbursement	0.41%	(c)	0.25%	0.26%	0.27%	0.25%	0.29%
Ratio of expenses to average net assets after expense reimbursement	0.37%	(c)	0.25%	0.26%	0.27%	0.25%	0.29%
Ratio of net investment income to average net assets	2.17%	(c)	3.37%	2.94%	1.62%	2.30%	2.80%
Portfolio turnover rate	37%	(b)	65%	97%	111%	117%	239%

See notes to financial highlights.

90	2010 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE PERIOD OR YEAR ENDED	continued

	Bond Fund
	6/30/10		12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$24.13		$23.38	$24.55	$24.41	$24.44	$24.88

Gain (loss) from investment operations:
Net investment income(a)	0.48		1.06	1.29	1.29	1.21	1.10
Net realized and unrealized gain (loss) on total investments	0.82		0.68	(1.19)	0.07	(0.06)	(0.48)
Total gain (loss) from investment operations	1.30		1.74	0.10	1.36	1.15	0.62

Less distributions from:
Net investment income	—		(0.99)	(1.27)	(1.22)	(1.18)	(1.06)
Net realized gains	—		—	—	—	—	—
Return of capital	—		—	—	—	—	—
Total distributions	—		(0.99)	(1.27)	(1.22)	(1.18)	(1.06)
Net asset value, end of period	$25.43		$24.13	$23.38	$24.55	$24.41	$24.44

TOTAL RETURN	5.39%	(b)	7.40%	0.39%	5.60%	4.70%	2.51%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$133,742		$115,865	$91,953	$86,661	$71,761	$66,434
Ratio of expenses to average net assets before expense reimbursement	0.25%	(c)	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets after expense reimbursement	0.19%	(c)	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	3.91%	(c)	4.41%	5.27%	5.18%	4.88%	4.35%
Portfolio turnover rate	29%	(b)	147%	92%	97%	76%	78%

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Semiannual Report	91

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE PERIOD OR YEAR ENDED	continued

	Money Market Fund
	6/30/10		12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Gain (loss) from investment operations:
Net investment income(a)	0.00	(d)	0.01	0.03	0.05	0.05	0.03
Net realized and unrealized gain (loss) on total investments	0.00	(d)	0.00 (d)	—	—	—	—
Total gain (loss) from investment operations	0.00	(d)	0.01	0.03	0.05	0.05	0.03

Less distributions from:
Net investment income	0.00	(d)	(0.01)	(0.03)	(0.05)	(0.05)	(0.03)
Net realized gains	—		—	—	—	—	—
Return of capital	—		—	—	—	—	—
Total distributions	0.00	(d)	(0.01)	(0.03)	(0.05)	(0.05)	(0.03)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.07%	(b)	0.54%	2.86%	5.34%	5.10%	3.25%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$68,019		$74,102	$117,322	$100,444	$53,894	$37,185
Ratio of expenses to average net assets before expense reimbursement	0.19%	(c)	0.09%	0.07%	0.06%	0.06%	0.06%
Ratio of expenses to average net assets after expense reimbursement	0.09%	(c)	0.09%	0.07%	0.06%	0.06%	0.06%
Ratio of net investment income to average net assets	0.15%	(c)	0.58%	2.80%	5.19%	4.99%	3.24%

See notes to financial highlights.

92	2010 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS (NOTES) TIAA-CREF LIFE FUNDS	concluded

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.

See notes to financial statements	TIAA-CREF Life Funds ■ 2010 Semiannual Report	93

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TIAA-CREF LIFE FUNDS

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that was organized on August 13, 1998, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. The Trust currently consists of ten series (the “Funds” or individually the “Fund”). The Funds are available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Dollar rolls transactions: Some of the Funds may enter into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of

94	2010 Semiannual Report ■ TIAA-CREF Life Funds

the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Cash: The Funds hold cash with the custodian. The Funds are charged a fee for overdrafts.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Securities lending: The Funds (other than the Money Market Fund) may lend their securities to qualified institutional borrowers to earn additional income. Security loans are required to be collateralized by an amount that is at least equal to the market value of the outstanding securities on loan. The Funds invest cash collateral received in the State Street Navigator Securities Lending Prime Portfolio and record a liability for the return of the collateral during the period the securities are on loan. Securities lending income represents the income earned on investing cash collateral, less expenses associated with the loan. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of June 30, 2010, the Funds did not have any securities out on loan.

Futures contracts: The Funds are subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. The Funds (other than the Money Market Fund) may use futures contracts to manage exposure to the equity and credit markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default.

TIAA-CREF Life Funds ■ 2010 Semiannual Report	95

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time the Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of Operations.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2006-2009) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the Board of Trustees (“Trustees”) of the Funds, all of whom are independent, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, Trustees participate in a long-term compensation

96	2010 Semiannual Report ■ TIAA-CREF Life Funds

continued

plan. Amounts deferred are retained by the Funds. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation, incurred for the period ended June 30, 2010, are reflected in the Statements of Operations.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the Trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Note 2—valuation of investments

Portfolio Investments are valued at fair value utilizing various valuation methods approved by the Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the

TIAA-CREF Life Funds ■ 2010 Semiannual Report	97

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Trustees. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

The portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith using procedures approved by the Trustees. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. As of June 30, 2010, there were no significant transfers between levels by the Funds.

As of June 30, 2010, 100% of the investments in the Small-Cap Equity Fund, Stock Index Fund, Social Choice Equity Fund, and the Real Estate Securities Fund were valued based on Level 1 inputs.

As of June 30, 2010, 100% of the investments in the International Equity Fund and the Money Market Fund were valued based on Level 2 inputs.

98	2010 Semiannual Report ■ TIAA-CREF Life Funds

continued

The following is a summary of the inputs used to value the remaining Funds’ investments as of June 30, 2010:

Fund	Level 1	Level 2	Level 3	Total
Growth Equity
Domestic Common Stocks*	$30,360,997	$—	$—	$30,360,997
Foreign Common Stocks
Business Services	—	60,297	—	60,297
Oil and Gas Extraction	—	152,962	—	152,962
Total	$30,360,997	$213,259	$—	$30,574,256
Growth & Income
Domestic Common Stocks*	$58,534,851	$—	$—	$58,534,851
Foreign Common Stocks
Chemicals and Allied Products	—	411,967	—	411,967
Food and Kindred Products	—	600,983	—	600,983
Miscellaneous Manufacturing Industries	—	24,532	—	24,532
Oil and Gas Extraction	—	73,752	—	73,752
Total	$58,534,851	$1,111,234	$—	$59,646,085
Large-Cap Value
Domestic Common Stocks*	$50,034,097	$—	$—	$50,034,097
Foreign Common Stocks
Business Services	—	14,481	—	14,481
Chemicals and Allied Products	—	383,731	—	383,731
Communications	—	78,810	—	78,810
Depository Institutions	—	230,454	—	230,454
Educational Services		170,155		170,155
Electronic and Other Electric Equipment	—	41,866	—	41,866
Hotels and Other Lodging Places	—	140,243	—	140,243
Oil and Gas Extraction	—	242,532	—	242,532
Real Estate	—	21,540	—	21,540
Rubber and Miscellaneous Plastic Products	—	154,315	—	154,315
Total	$50,034,097	$1,478,127	$—	$51,512,224
Bond
Corporate Bonds	$—	$36,858,689	$—	$36,858,689
Government Bonds	—	83,360,422	—	83,360,422
Structured Assets	—	9,061,889	—	9,061,889
Preferred Stocks	7,746	—	—	7,746
Total	$7,746	$129,281,000	$—	$129,288,746

*	Includes American Depositary Receipts

Please see the Summary Portfolios of Investments for a detailed breakout by industry.

Note 3—investment adviser and affiliates

Teachers Advisors, Inc. (“Advisors”), a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”) and a registered

TIAA-CREF Life Funds ■ 2010 Semiannual Report	99

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

investment adviser, provides investment advisory services for the Funds pursuant to an Investment Advisory Agreement between Advisors and the Funds. On March 23, 2010, shareholders of the Funds approved a new investment advisory agreement (“Advisory Agreement”), which took effect on May 1, 2010. Additionally, effective May 1, 2010, the Funds entered into a new Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in overseeing the Funds’ non-advisory operations. All other administrative costs (including, but not limited to, transfer agency, custody, outside legal counsel, audit, printing and mailing of shareholder documents, compliance and registration fees) are borne directly by the Funds.

As part of the Advisory Agreement, Advisors has agreed to reimburse each Fund if its total expense ratio (excluding acquired fund fees and expenses) exceeds certain percentages. As of June 30, 2010, the Investment Management Fees and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets:

Fund	Management Fee	Maximum Expense Amounts*
Growth Equity	0.45%	0.52%
Growth & Income	0.45%	0.52%
International Equity	0.50%	0.60%
Large-Cap Value	0.45%	0.52%
Small-Cap Equity	0.48%	0.55%
Stock Index	0.06%	0.09%
Social Choice Equity	0.15%	0.22%
Real Estate Securities	0.50%	0.57%
Bond	0.30%	0.35%
Money Market	0.10%	0.15%

*	Maximum expense amounts reflect all expenses, including management fees.
The expense reimbursement arrangements will continue through at least April 30, 2011.
The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

Prior to May 1, 2010, the Investment Management Agreement was a unitary fee structure under which Advisors provided or paid for virtually all services necessary for the Funds’ operations. The fees were as follows:

Fund	Management Fee
Growth Equity	0.25%
Growth & Income	0.23%
International Equity	0.29%
Large-Cap Value	0.24%
Small-Cap Equity	0.10%
Stock Index	0.06%
Social Choice Equity	0.07%
Real Estate Securities	0.25%
Bond	0.10%
Money Market	0.06%

100	2010 Semiannual Report ■ TIAA-CREF Life Funds

continued

Fund expenses incurred for each Fund for the period ended June 30, 2010 are reflected in the Statements of Operations.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Trustees, pursuant to the Investment Company Act of 1940, as amended. These transactions are effected at market rates without incurring broker commissions.

Certain registered separate accounts (the “Account”) of TIAA-CREF Life, which is a wholly owned subsidiary of TIAA, have various sub-accounts which invest in the Funds. Additionally, at the commencement of operations of each of these Funds, TIAA, an affiliate, invested in each Fund.

The following is the percentage of the Funds’ shares owned by affiliates as of June 30, 2010:

Fund	Investments in Funds Held By TIAA-CREF Life		Investments in Funds Held By TIAA		Percentage of Net Assets
Growth Equity	$30,683,045	100.0%	$—	—	100.00%
Growth & Income	49,429,999	82.5	10,451,361	17.5%	100.00%
International Equity	61,296,473	75.3	20,092,060	24.7	100.00%
Large-Cap Value	32,053,671	62.2	19,470,393	37.8	100.00%
Small-Cap Equity	24,941,337	56.5	19,175,590	43.5	100.00%
Stock Index	140,396,123	100.0	—	—	100.00%
Social Choice Equity	19,623,499	66.4	9,908,741	33.6	100.00%
Real Estate Securities	31,217,129	53.5	27,085,314	46.5	100.00%
Bond	67,330,715	50.3	66,411,290	49.7	100.00%
Money Market	68,018,927	100.0	—	—	100.00%

Note 4—investments

At June 30, 2010, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Growth Equity	$31,806,385	$1,521,268	$(2,753,397)	$(1,232,129)
Growth & Income	64,245,687	2,260,132	(6,859,734)	(4,599,602)
International Equity	84,681,744	2,363,817	(7,841,424)	(5,477,607)
Large-Cap Value	59,051,723	88,879	(7,628,378)	(7,539,499)
Small-Cap Equity	45,723,780	3,292,878	(4,923,759)	(1,630,881)
Stock Index	158,537,001	20,948,325	(39,234,588)	(18,286,263)
Social Choice Equity	32,306,330	4,388,682	(7,404,455)	(3,015,773)
Real Estate Securities	65,387,944	(880,543)	(6,567,206)	(7,447,749)
Bond	125,368,449	5,984,527	(2,064,230)	3,920,297

For each Fund, realized gain (loss) and change in unrealized appreciation (depreciation) on futures transactions are reported separately on the Statements of Operations.

TIAA-CREF Life Funds ■ 2010 Semiannual Report	101

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

During the period ended June 30, 2010, the Stock Index Fund and the Small-Cap Equity Fund had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

Purchases and sales of securities (other than short-term money market instruments) for the Funds for the period ended June 30, 2010, were as follows:

Fund	Non-U.S. Government Purchases	U.S. Government Purchases	Non-U.S. Government Sales	U.S. Government Sales
Growth Equity	$33,942,536	$—	$36,332,839	$—
Growth & Income	44,882,840	—	44,803,014	—
International Equity	59,589,214	—	65,684,227	—
Large-Cap Value	33,006,013	—	32,678,868	—
Small-Cap Equity	22,834,336	—	20,220,424	—
Stock Index	9,653,741	—	9,438,693	—
Social Choice Equity	1,468,546	—	794,561	—
Real Estate Securities	24,118,497	—	21,306,533	—
Bond	20,220,237	35,146,512	12,389,416	22,987,646

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended December 31, 2009 was as follows:

	2009
Fund	Ordinary Income	Long-Term Capital Gains	Total
Growth Equity	$276,980	$—	$276,980
Growth & Income	1,005,255	—	1,005,255
International Equity	2,924,055	—	2,924,055
Large-Cap Value	879,669	—	879,669
Small-Cap Equity	516,207	—	516,207
Stock Index	2,599,545	—	2,599,545
Social Choice Equity	569,669	—	569,669
Real Estate Securities	1,742,222	—	1,742,222
Bond	4,516,061	—	4,516,061
Money Market	583,331	—	583,331

The tax character of the fiscal year 2010 distributions will be determined at the end of the fiscal year.

Note 6—line of credit

Each of the Funds, except the Money Market Fund, participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro

102	2010 Semiannual Report ■ TIAA-CREF Life Funds

concluded

rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by affiliated accounts or mutual funds. Prior to June 29, 2010, the unsecured revolving credit facility was $750 million. For the period ended June 30, 2010, there were no borrowings under this credit facility by the Funds.

Note 7—accounting pronouncement

In January 2010, the Financial Accounting Standards Board issued authoritative guidance that improves disclosures about fair value measurements through increased transparency. Some of the new disclosure requirements are effective for interim and annual reporting periods beginning after December 15, 2009. The remaining disclosure requirements are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the new disclosure requirements and has determined that the new requirements will not have a material impact on the Funds’ financial statements.

TIAA-CREF Life Funds ■ 2010 Semiannual Report	103

2010 SPECIAL MEETING (UNAUDITED)

TIAA-CREF LIFE FUNDS

Investment management agreement

At a special meeting of shareholders on March 23, 2010, shareholders approved a new investment advisory agreement between the TIAA-CREF Life Funds and Teachers Advisors, Inc.

Fund	Shares for	Percent	Shares against	Percent	Shares abstain	Percent
Growth Equity	2,021,568.741	83.610	332,282.944	13.743	63,996.074	2.647
Growth & Income	2,225,850.529	81.507	299,195.353	10.956	205,832.577	7.537
International Equity	5,000,413.033	78.927	789,243.656	12.457	545,839.701	8.616
Large-Cap Value	2,036,154.291	87.669	186,091.496	8.012	100,304.813	4.319
Small-Cap Equity	1,582,063.455	84.455	126,118.747	6.733	165,069.258	8.812
Stock Index	5,139,614.153	85.307	522,990.179	8.681	362,248.268	6.013
Social Choice Equity	1,097,455.412	78.996	239,350.253	17.229	52,441.815	3.775
Real Estate Securities	2,359,484.542	82.458	317,587.384	11.099	184,367.984	6.443
Bond	4,330,706.053	90.338	311,169.608	6.491	152,014.668	3.171
Money Market	65,528,767.175	91.338	4,633,369.256	6.458	1,580,834.870	2.203

The results above were certified by ComputerShare Fund Services, Inc., independent tabulator for the TIAA-CREF Life Funds.

104	2010 Semiannual Report ■ TIAA-CREF Life Funds

BOARD APPROVAL OF INVESTMENT

MANAGEMENT AGREEMENT (UNAUDITED)

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Life Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each of its series covered by this Report (the “Funds”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

On May 1, 2010, the Trust implemented a new investment management contract (the “New Contract”) that was previously approved by the Board and each Fund’s shareholders. A summary of the Board’s approval process for the New Contract is included in the Trust’s December 31, 2009 annual shareholder report.

However, on March 31, 2010, the Board renewed the original Agreement for an interim period to ensure that, pursuant to 1940 Act requirements, the original Agreement would not expire prior to the New Contract becoming effective. When the New Contract became effective on May 1, 2010, it superseded the existing Agreement. The discussion below concerning the Board’s renewal of the original Agreement is included in this Report to comply with shareholder report requirements, even though the Agreement is no longer effective for the Trust.

OVERVIEW OF THE RENEWAL PROCESS

The Board held a meeting on March 31, 2010, at which it considered the annual renewal of the Agreement with respect to each applicable Fund using its previously-established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee works with management and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Board and to all Trustees in connection with the proposed contract renewals, and then to help evaluate the information provided in response to those guidelines. During a series of meetings held prior to the March 31, 2010 Board meeting, the Operations Committee reviewed such guidelines and requests in consultation with management representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to management and the Funds, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the

TIAA-CREF Life Funds ■ 2010 Semiannual Report	105

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MANAGEMENT AGREEMENT (UNAUDITED)

preparation of reports to be provided to all Trustees with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance and, as applicable, brokerage commission costs and portfolio turnover rates. Lipper also compared much of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds that underlie variable insurance products with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. In considering Lipper’s data, the Board noted that the data on similar funds was based on historical information and had not been adjusted to reflect market volatility that affected the asset levels of many mutual funds during the period covered by that data due to the economic downturn and subsequent recovery.

Among other matters, the Operations Committee also utilized a framework of factors that could be considered by the Trustees in order to evaluate the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this connection, the Operations Committee emphasized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI.

In advance of the Board meeting held on March 31, 2010, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed its Lipper peer group or (for indexed Funds only) its benchmark index by a specified amount over a three-year period, together with an explanation of any events that had a material impact on performance during that period; (2) a description of any fee waiver or expense

106	2010 Semiannual Report ■ TIAA-CREF Life Funds

continued

reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fees under the Agreement as compared to any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s SEC Form ADV registration statement (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to each Fund, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (5) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by TAI with other clients; and (7) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committee on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement with respect to all Funds, the Board received and considered Fund-specific information on a Fund-by-Fund basis and

TIAA-CREF Life Funds ■ 2010 Semiannual Report	107

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MANAGEMENT AGREEMENT (UNAUDITED)

made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 31, 2010, the Board voted unanimously to renew the Agreement for each Fund. Set forth below are the general factors the Board considered for all of the Funds, followed by a summary of certain specific factors the Board considered for each particular Fund.

THE NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Funds and TIAA Separate Account VA-1. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In the course of its review of the quality of TAI’s services, the Board examined the investment performance of each Fund and concluded that it was within an acceptable range when compared with the Fund’s benchmark and/or its peer group of mutual funds that underlie variable insurance products, or that, in the case of a Fund that had underperformed its benchmark or peer group of mutual funds that underlie variable insurance products for an extended period of time, TAI represented that it had taken or was planning to implement affirmative remedial actions that are reasonably designed to enhance the Fund’s investment performance.

In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

INVESTMENT PERFORMANCE

The Board considered the investment performance of each Fund, as applicable, over one-, two-, three-, four-,five- and ten-year periods (as applicable). The Board

108	2010 Semiannual Report ■ TIAA-CREF Life Funds

continued

considered each Fund’s performance as compared to its peer group and benchmark index. The Board also reviewed the performance of the Stock Index Fund before any reductions for fees or expenses as compared to the Fund’s benchmark index. In this regard, the Board considered that most financial markets had experienced nearly unprecedented volatility during recent years that had adversely impacted the performance of many Funds. Despite these circumstances, the performance of most Funds generally compared favorably to their benchmarks (after considering the effect of expenses incurred to operate the Funds) and, with some exceptions, the Funds ranked in the top three performance quintiles versus their peer groups of mutual funds that underlie variable insurance products for most time periods. (For additional detail regarding each Fund’s performance, see the Fund-by-Fund synopsis below.) The Board considered that, in those cases in which a Fund had underperformed its benchmark or peer group of mutual funds that underlie variable insurance products for an extended period of time, TAI had represented that it had taken or was planning to implement affirmative remedial actions that are reasonably designed to enhance the Fund’s investment performance. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was within an acceptable range or that appropriate remedial actions had or were being implemented.

COST AND PROFITABILITY

The Board considered financial and profitability data relating to TAI for the calendar year 2009 with respect to the Funds. The Board considered each Fund’s unitary structure under which TAI is obligated to provide (or arrange and pay for) all of the services necessary for each Fund’s ordinary operations, including investment advisory, transfer agency, dividend disbursing, custody, accounting and administrative services. The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Funds. The Board considered that TAI has consistently incurred losses based on its services to each of the Funds and noted its recent approval of the New Contract in order to end the unitary structure. The Board acknowledged the reasonableness of having fee rates which permit TAI to maintain and improve the quality of services provided to the Funds. During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to portfolio management functions by TAI so as to assess whether sufficient resources are being devoted to these functions.

FEES CHARGED BY OTHER ADVISERS

The Board considered information regarding fees paid to other advisers for managing similar funds that underlie variable insurance products, as analyzed by Lipper. The Board determined that the management fee rates charged to a Fund under the Agreement typically were lower than the management fee rates charged by many or most comparable mutual funds that underlie variable insurance

TIAA-CREF Life Funds ■ 2010 Semiannual Report	109

BOARD APPROVAL OF INVESTMENT

MANAGEMENT AGREEMENT (UNAUDITED)

products. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds that underlie variable insurance products. In this regard, the Board also considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data was derived. Based on all factors considered, the Board concluded that the fee rates under the Agreement with respect to each Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.

ECONOMIES OF SCALE

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. In this connection, the Board considered that TAI had incurred operating losses with respect to its services to each of the Funds in 2009. The Board determined that current fee rates at current asset levels were low compared to peer groups of mutual funds that underlie variable insurance products. Based on all factors considered, the Board concluded that the Funds’ fee schedules were within an acceptable range in light of current economies of scale considerations and current asset levels.

FEE COMPARISON WITH OTHER TAI CLIENTS

The Board considered that TAI and its affiliates provide similar investment management services to other affiliated investment companies. In addition, TAI manages institutional client assets through a small number of unregistered commingled funds and separate accounts with similar investment strategies and investment staff. The Board considered the schedule of fees for each of these funds and accounts, and the fees actually charged to clients with current separate accounts that are managed under similar investment strategies. The Board also considered TAI’s representation that, while management fee rates charged to the Funds may differ for comparable funds, this is due in part to the unitary nature of each Fund’s fees and to the fact that some of the comparable funds: are offered through products that charge additional fees to their investors; are offered in different types of markets; are provided with different types or levels of services by TAI; target different types of investors; and/or are packaged with other products, and that these factors justify different fee rate schedules.

OTHER BENEFITS

The Board also considered additional benefits to the Funds and to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of

110	2010 Semiannual Report ■ TIAA-CREF Life Funds

continued

companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain Funds managed by TAI or its affiliates may benefit from economies of scale to the extent that these Funds are managed in the same manner and by the same personnel as certain of the CREF Accounts. Additionally, TAI, its affiliates and the Funds may benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements with respect to commissions paid by the Funds.

FUND-BY FUND FACTORS

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. All time periods referenced below end as of December 31, 2009. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest rating category. Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to a Fund during 2009 under the Agreement. The contractual management fee rates and the unitary pricing arrangements that are referenced below were replaced by the New Contract that became effective on May 1, 2010.

GROWTH EQUITY FUND

•	The Fund’s annual contractual management fee rate was 0.25% of average daily net assets. The Fund utilizes a unitary pricing structure under the Agreement.
•

The Fund’s management fees and total expenses were in the 1st quintile of its group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and of the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”).

•

For the one- and two-year periods, the Fund was in the 4th and 3rd quintiles, respectively, of its universe of comparable funds identified by Lipper for performance comparison purposes (“Performance Universe”). For the three-, four- and five-year periods, the Fund was in the 2nd quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 4 stars for the one-year period.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

TIAA-CREF Life Funds ■ 2010 Semiannual Report	111

BOARD APPROVAL OF INVESTMENT

MANAGEMENT AGREEMENT (UNAUDITED)

GROWTH & INCOME FUND

•	The Fund’s annual contractual management fee rate was 0.23% of average daily net assets. The Fund utilizes a unitary pricing structure under the Agreement.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•	For the one-year period, the Fund was in the 3rd quintile of its Performance Universe. For the two-, three-, four- and five-year periods, the Fund was in the 1st quintile of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 5 stars for the one-year period.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.
•	In 2009, Thomas Franks replaced William Riegel as Portfolio Manager—Risk Management, in support of the existing Lead Portfolio Manager, Susan Kempler.

INTERNATIONAL EQUITY FUND

•	The Fund’s annual contractual management fee rate was 0.29% of average daily net assets. The Fund utilizes a unitary pricing structure under the Agreement.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•	For the one-, two-, three-, four- and five-year periods, the Fund was in the 2nd, 5th, 4th, 3rd and 3rd quintiles, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars for the one-year period.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.
•	In 2009, Chris Semenuk was named Lead Portfolio Manager to enhance effective portfolio management decision-making with respect to the Fund.

LARGE-CAP VALUE FUND

•	The Fund’s annual contractual management fee rate was 0.24% of average daily net assets. The Fund utilizes a unitary pricing structure under the Agreement.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•	For the one- and four-year periods, the Fund was in the 2nd quintile of its Performance Universe and in the 3rd quintile of its Performance Universe for the two-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 3 stars for the one-year period.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

112	2010 Semiannual Report ■ TIAA-CREF Life Funds

continued

SMALL-CAP EQUITY FUND

•	The Fund’s annual contractual management fee rate was 0.10% of average daily net assets. The Fund utilizes a unitary pricing structure under the Agreement.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•

For the two- and three-year periods, the Fund was in the 2nd and 4th quintiles, respectively, of its Performance Universe and in the 3rd quintile of its Performance Universe for the one-, four- and five-year periods.

•	The Fund received an Overall Morningstar Rating of 3 stars for the one-year period.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

STOCK INDEX FUND

•	The Fund’s annual contractual management fee rate was 0.06% of average daily net assets. The Fund utilizes a unitary pricing structure under the Agreement.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•	For the one- and ten-year periods, the Fund was in the 4th quintile of its Performance Universe and in the 3rd quintile of its Performance Universe for the two-, three-, four- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 3 stars for the one-year period.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

SOCIAL CHOICE EQUITY FUND

•	The Fund’s annual contractual management fee rate was 0.07% of average daily net assets. The Fund utilizes a unitary pricing structure under the Agreement.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•	For the one-, two-, three-, four- and five-year periods, the Fund was in the 2nd quintile of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 4 stars for the one-year period.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

TIAA-CREF Life Funds ■ 2010 Semiannual Report	113

BOARD APPROVAL OF INVESTMENT	concluded

MANAGEMENT AGREEMENT

REAL ESTATE SECURITIES FUND

•	The Fund’s annual contractual management fee rate was 0.25% of average daily net assets. The Fund utilizes a unitary pricing structure under the Agreement.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•	For the one- and five-year periods, the Fund was in the 5th quintile of its Performance Universe, and was in the 4th quintile of its Performance Universe for the two-, three- and four-year periods.
•	The Fund received an Overall Morningstar Rating of 3 stars for the one-year period.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.
•

In 2009, David Copp was named Lead Portfolio Manager to enhance portfolio management decision-making with respect to the Fund. The Fund also changed its benchmark index from the Dow Jones Wilshire Real Estate Securities Index to the FTSE NAREIT Equity REITs Index, which is deemed to be more reflective of the manner in which the Fund is being managed.

BOND FUND

•	The Fund’s annual contractual management fee rate was 0.10% of average daily net assets. The Fund utilizes a unitary pricing structure under the Agreement.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•	For the one-, two-, three-, four- and five-year periods, the Fund was in the 4th quintile of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 3 stars for the one-year period.
•	In 2009, Steven Sterman was added as a Portfolio Manager in an asset allocation and general oversight capacity.

MONEY MARKET FUND

•	The Fund’s annual contractual management fee rate was 0.06% of average daily net assets. The Fund utilizes a unitary pricing structure under the Agreement.
•	The Fund’s management fees and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•	For the one-, two-, three-, four- and five-year periods, the Fund was in the 1st quintile of its Performance Universe.
•	Money market funds are not rated by Morningstar.
•	Through September 2009, the Fund participated in the US. Treasury Department’s Money Market Guarantee Program.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

114	2010 Semiannual Report ■ TIAA-CREF Life Funds

HOW TO REACH US

TIAA-CREF WEBSITE

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

tiaa-cref.org

24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800 842-2252

24 hours a day, 7 days a week

TELEPHONE COUNSELING CENTER

Retirement saving and planning, income options and payments, and tax reporting

800 842-2776

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

PLANNING AND SERVICE CENTER

TIAA-CREF mutual funds

800 223-1200

8 a.m. to 10 p.m. ET, Monday-Friday

INSURANCE PLANNING CENTER

After-tax annuities and life insurance

877 825-0411

8 a.m. to 6 p.m. ET, Monday–Friday

FOR THE HEARING- OR SPEECH-IMPAIRED

800 842-2755

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF BROKERAGE SERVICES

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800 927-3059

8 a.m. to 7 p.m. ET, Monday–Friday

TIAA-CREF TRUST COMPANY, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001

9 a.m. to 6 p.m. ET, Monday–Friday

ADVISOR SERVICES

888 842-0318

8 a.m. to 7:30 p.m. ET, Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 223-1200. Please read the prospectus carefully before investing. Investment products are not FDIC insured, may lose value and are not bank guaranteed. TIAA-CREF

Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products. Insurance and annuity products are issued by TIAA-CREF Life Insurance Co., New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

© 2010 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017-3206

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C48197	A10937 (8/10)

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audited Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%
AMUSEMENT AND RECREATION SERVICES - 2.0%
19,250		Walt Disney Co	$606,375

		TOTAL AMUSEMENT AND RECREATION SERVICES	606,375

APPAREL AND OTHER TEXTILE PRODUCTS - 0.8%
3,519		Polo Ralph Lauren Corp (Class A)	256,746

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	256,746

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.1%
17,060		Lowe’s Cos, Inc	348,365

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	348,365

BUSINESS SERVICES - 17.6%
14,562	*	Adobe Systems, Inc	384,874
3,793	*	Amadeus IT Holding S.A.	60,297
11,119	*	Autodesk, Inc	270,859
15,689	*	eBay, Inc	307,661
2,654	*	Google, Inc (Class A)	1,180,898
28,690	*	Intuit, Inc	997,552
12,031	*	Juniper Networks, Inc	274,547
38,075		Microsoft Corp	876,106
7,605	*	Nuance Communications, Inc	113,695
12,406		Omnicom Group, Inc	425,526
2,753	*	Salesforce.com, Inc	236,262
21,145	*	Yahoo!, Inc	292,435

		TOTAL BUSINESS SERVICES	5,420,712

CHEMICALS AND ALLIED PRODUCTS - 11.5%
14,494		Avon Products, Inc	384,091
18,008	*	Celgene Corp	915,167
1,340		CF Industries Holdings, Inc	85,023
12,786		Dow Chemical Co	303,284
2,602	*	Human Genome Sciences, Inc	58,961
6,880		Novartis AG. (ADR)	332,442
4,246		Novo Nordisk A.S. (ADR)	344,011
7,531		Shire plc (ADR)	462,253
6,161		Teva Pharmaceutical Industries Ltd (ADR)	320,310
8,179	*	Watson Pharmaceuticals, Inc	331,822

		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,537,364

COMMUNICATIONS - 0.5%
33,913	*	Sprint Nextel Corp	143,791

		TOTAL COMMUNICATIONS	143,791

DEPOSITORY INSTITUTIONS - 1.2%
14,229		Wells Fargo & Co	364,262

		TOTAL DEPOSITORY INSTITUTIONS	364,262

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

EATING AND DRINKING PLACES - 2.0%
5,876		Darden Restaurants, Inc	$228,283
9,907		Yum! Brands, Inc	386,769

		TOTAL EATING AND DRINKING PLACES	615,052

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 16.8%
11,016		Analog Devices, Inc	306,906
7,421	*	Apple Computer, Inc	1,866,604
62,809	*	Cisco Systems, Inc	1,338,460
2,882	*	First Solar, Inc	328,058
34,315		Intel Corp	667,427
9,892	*	NetApp, Inc	369,071
12,628		Xilinx, Inc	318,983

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	5,195,509

ENGINEERING AND MANAGEMENT SERVICES - 1.0%
8,198	*	Jacobs Engineering Group, Inc	298,735

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	298,735

FABRICATED METAL PRODUCTS - 0.9%
6,342		Illinois Tool Works, Inc	261,798

		TOTAL FABRICATED METAL PRODUCTS	261,798

FOOD AND KINDRED PRODUCTS - 3.3%
17,377		Dr Pepper Snapple Group, Inc	649,726
7,345		Mead Johnson Nutrition Co	368,131

		TOTAL FOOD AND KINDRED PRODUCTS	1,017,857

FURNITURE AND HOME FURNISHINGS STORES - 0.9%
7,084	*	Bed Bath & Beyond, Inc	262,675

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	262,675

GENERAL MERCHANDISE STORES - 1.5%
16,788	*	Dollar General Corp	462,509

		TOTAL GENERAL MERCHANDISE STORES	462,509

HEALTH SERVICES - 1.9%
12,229	*	Express Scripts, Inc	575,008

		TOTAL HEALTH SERVICES	575,008

HOTELS AND OTHER LODGING PLACES - 1.7%
10,141	*	Orient-Express Hotels Ltd (Class A)	75,043
10,428		Starwood Hotels & Resorts Worldwide, Inc	432,032

		TOTAL HOTELS AND OTHER LODGING PLACES	507,075

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.3%
6,582		Deere & Co	366,486
14,273		Emerson Electric Co	623,587
23,279		Johnson Controls, Inc	625,507

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,615,580

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

INSTRUMENTS AND RELATED PRODUCTS - 13.3%
10,194	*	Agilent Technologies, Inc	$289,815
6,060		Allergan, Inc	353,056
16,890		Danaher Corp	626,956
5,689	*	Edwards Lifesciences Corp	318,698
4,335	*	Illumina, Inc	188,703
1,474	*	Intuitive Surgical, Inc	465,224
13,007	*	Life Technologies Corp	614,580
4,369		Rockwell Collins, Inc	232,125
5,958		Roper Industries, Inc	333,410
6,448	*	Sensata Technologies Holding BV	103,104
11,350	*	Thermo Electron Corp	556,717

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,082,388

INSURANCE CARRIERS - 1.1%
7,720		Aflac, Inc	329,412

		TOTAL INSURANCE CARRIERS	329,412

LEATHER AND LEATHER PRODUCTS - 0.8%
6,431		Coach, Inc	235,053

		TOTAL LEATHER AND LEATHER PRODUCTS	235,053

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.8%
6,115		Hasbro, Inc	251,327

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	251,327

MISCELLANEOUS RETAIL - 1.6%
4,532	*	Amazon.com, Inc	495,166

		TOTAL MISCELLANEOUS RETAIL	495,166

MOTION PICTURES - 1.2%
10,465	*	Discovery Communications, Inc (Class A)	373,705

		TOTAL MOTION PICTURES	373,705

OIL AND GAS EXTRACTION - 4.6%
4,948	*	Concho Resources, Inc	273,773
4,382		Crescent Point Energy Corp	152,961
10,094		National Oilwell Varco, Inc	333,809
8,355		Occidental Petroleum Corp	644,588

		TOTAL OIL AND GAS EXTRACTION	1,405,131

PETROLEUM AND COAL PRODUCTS - 0.3%
1,429		Walter Industries, Inc	86,955

		TOTAL PETROLEUM AND COAL PRODUCTS	86,955

PRIMARY METAL INDUSTRIES - 1.0%
3,095		Precision Castparts Corp	318,537

		TOTAL PRIMARY METAL INDUSTRIES	318,537

SECURITY AND COMMODITY BROKERS - 1.4%
1,025		CME Group, Inc	288,589
6,372		Morgan Stanley	147,894

		TOTAL SECURITY AND COMMODITY BROKERS	436,483

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES	COMPANY	VALUE

TRANSPORTATION EQUIPMENT - 2.5%
12,002	Boeing Co	$753,126

	TOTAL TRANSPORTATION EQUIPMENT	753,126

TRUCKING AND WAREHOUSING - 1.0%
5,582	United Parcel Service, Inc (Class B)	317,560

	TOTAL TRUCKING AND WAREHOUSING	317,560

	TOTAL COMMON STOCKS (Cost $31,714,568)	30,574,256

	TOTAL INVESTMENTS - 99.6% (Cost $31,714,568)	30,574,256
	OTHER ASSETS & LIABILITIES, NET - 0.4%	108,789

	NET ASSETS - 100.0%	$30,683,045

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing.

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%
AMUSEMENT AND RECREATION SERVICES - 1.2%
22,593		Walt Disney Co	$711,680

		TOTAL AMUSEMENT AND RECREATION SERVICES	711,680

APPAREL AND ACCESSORY STORES - 1.3%
8,764	*	Collective Brands, Inc	138,471
3,451	*	Dress Barn, Inc	82,168
4,763	*	J Crew Group, Inc	175,326
2,729		Ross Stores, Inc	145,428
6,289		TJX Companies, Inc	263,825

		TOTAL APPAREL AND ACCESSORY STORES	805,218

APPAREL AND OTHER TEXTILE PRODUCTS - 0.3%
7,266	*	Hanesbrands, Inc	174,820

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	174,820

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.7%
15,864		Home Depot, Inc	445,302

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	445,302

BUSINESS SERVICES - 7.8%
17,010		Activision Blizzard, Inc	178,435
5,240	*	Adobe Systems, Inc	138,493
5,910	*	Akamai Technologies, Inc	239,769
3,761	*	Alliance Data Systems Corp	223,855
9,199	*	eBay, Inc	180,392
2,005	*	Google, Inc (Class A)	892,125
61,322		Microsoft Corp	1,411,020
13,552	*	Nuance Communications, Inc	202,602
28,268		Oracle Corp	606,631
19,824	*	Symantec Corp	275,157
4,787		Visa, Inc (Class A)	338,680

		TOTAL BUSINESS SERVICES	4,687,159

CHEMICALS AND ALLIED PRODUCTS - 13.6%
6,059		Abbott Laboratories	283,440
6,818	*	Amgen, Inc	358,627
2,440		Ashland, Inc	113,265
4,771		Avon Products, Inc	126,432
13,370		Biovail Corp	257,239
32,904	*	Biovitrum AB	155,867
24,899		Bristol-Myers Squibb Co	620,981
1,400		CF Industries Holdings, Inc	88,830
14,878		Du Pont (E.I.) de Nemours & Co	514,630
23,964	*	Ferro Corp	176,615
10,565	*	Gilead Sciences, Inc	362,168
11,250	*	L’ Occitane International SA	24,532
20,090		Merck & Co, Inc	702,547
19,286	*	Mylan Laboratories, Inc	328,633
10,709		Novartis AG. (ADR)	517,459
2,841		Perrigo Co	167,818
67,112		Pfizer, Inc	957,017
24,981		Procter & Gamble Co	1,498,359

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

12,484		Shire Ltd	$256,100
3,828	*	United Therapeutics Corp	186,845
10,181	*	Watson Pharmaceuticals, Inc	413,043

		TOTAL CHEMICALS AND ALLIED PRODUCTS	8,110,447

COMMUNICATIONS - 3.2%
10,964	*	DIRECTV	371,899
11,954	*	MetroPCS Communications, Inc	97,903
39,434		Qwest Communications International, Inc	207,029
71,182	*	Sprint Nextel Corp	301,812
34,340		Verizon Communications, Inc	962,206

		TOTAL COMMUNICATIONS	1,940,849

DEPOSITORY INSTITUTIONS - 8.8%
64,973		Bank of America Corp	933,662
192,940	*	Citigroup, Inc	725,454
9,102		Comerica, Inc	335,227
21,318		Huntington Bancshares, Inc	118,102
25,712		JPMorgan Chase & Co	941,316
23,678		Marshall & Ilsley Corp	170,008
5,614		PNC Financial Services Group, Inc	317,191
26,002		US Bancorp	581,145
44,055		Wells Fargo & Co	1,127,808

		TOTAL DEPOSITORY INSTITUTIONS	5,249,913

EATING AND DRINKING PLACES - 1.3%
8,545	*	Cheesecake Factory	190,212
946	*	Chipotle Mexican Grill, Inc (Class A)	129,422
7,348		McDonald’s Corp	484,013

		TOTAL EATING AND DRINKING PLACES	803,647

ELECTRIC, GAS, AND SANITARY SERVICES - 4.3%
7,056		Constellation Energy Group, Inc	227,556
3,067		Enterprise Products Partners LP	108,480
9,100		FPL Group, Inc	443,716
10,230		PG&E Corp	420,453
10,011		Public Service Enterprise Group, Inc	313,645
6,962		Questar Corp	316,701
6,692		Republic Services, Inc	198,953
3,285		Sempra Energy	153,705
6,284	*	Stericycle, Inc	412,105

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,595,314

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 9.1%
7,215	*	Apple Computer, Inc	1,814,790
38,650	*	Cisco Systems, Inc	823,632
4,510	*	CommScope, Inc	107,203
22,526		Hewlett-Packard Co	974,925
36,181		Intel Corp	703,720
14,474	*	JDS Uniphase Corp	142,424
7,542		Koninklijke Philips Electronics NV (ADR)	225,053
27,335	*	Micron Technology, Inc	232,074
9,491	*	SanDisk Corp	399,286

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	5,423,107

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

ENGINEERING AND MANAGEMENT SERVICES - 0.6%
17,620		KBR, Inc	$358,391

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	358,391

FABRICATED METAL PRODUCTS - 0.5%
5,824		Stanley Works	294,228

		TOTAL FABRICATED METAL PRODUCTS	294,228

FOOD AND KINDRED PRODUCTS - 5.9%
14,856		Coca-Cola Co	744,582
18,203	*	Dean Foods Co	183,304
6,481		Dr Pepper Snapple Group, Inc	242,325
9,618		General Mills, Inc	341,631
4,288		H.J. Heinz Co	185,327
7,538	*	Hansen Natural Corp	294,811
4,704		InBev NV	226,174
11,605		Kraft Foods, Inc (Class A)	324,940
8,310		PepsiCo, Inc	506,495
8,253	*	Smithfield Foods, Inc	122,970
14,021		Unilever plc	374,810

		TOTAL FOOD AND KINDRED PRODUCTS	3,547,369

FOOD STORES - 0.4%
6,343	*	Whole Foods Market, Inc	228,475

		TOTAL FOOD STORES	228,475

GENERAL MERCHANDISE STORES - 1.5%
6,304		Target Corp	309,968
12,310		Wal-Mart Stores, Inc	591,741

		TOTAL GENERAL MERCHANDISE STORES	901,709

HEALTH SERVICES - 1.6%
6,964	*	Express Scripts, Inc	327,447
6,833	*	Medco Health Solutions, Inc	376,362
6,125		Universal Health Services, Inc (Class B)	233,669

		TOTAL HEALTH SERVICES	937,478

HOLDING AND OTHER INVESTMENT OFFICES - 0.1%
6,628		Kimco Realty Corp	89,080

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	89,080

HOTELS AND OTHER LODGING PLACES - 0.2%
14,790	*	Orient-Express Hotels Ltd (Class A)	109,446

		TOTAL HOTELS AND OTHER LODGING PLACES	109,446

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.4%
6,795		3M Co	536,737
8,732	*	3PAR, Inc	81,295
2,622		Eaton Corp	171,584
18,278	*	EMC Corp	334,487
6,960		Emerson Electric Co	304,082
74,941		General Electric Co	1,080,650
8,431		International Business Machines Corp	1,041,060
4,735	*	Netezza Corp	64,775
7,924		Raytheon Co	383,442
5,758	*	Teradata Corp	175,504
11,900		Textron, Inc	201,943

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

11,502		Tyco International Ltd	$405,215
30,253		Xerox Corp	243,234

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,024,008

INSTRUMENTS AND RELATED PRODUCTS - 2.2%
2,478	*	Edwards Lifesciences Corp	138,818
1,145	*	Intuitive Surgical, Inc	361,384
1,411	*	Itron, Inc	87,228
5,934	*	Life Technologies Corp	280,382
6,750	*	Sensata Technologies Holding BV	107,933
7,112	*	Thermo Electron Corp	348,843

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,324,588

INSURANCE CARRIERS - 3.5%
9,520		ACE Ltd	490,090
13,706		Cigna Corp	425,708
11,608		Lincoln National Corp	281,958
10,257		Prudential Financial, Inc	550,391
6,052		RenaissanceRe Holdings Ltd	340,546

		TOTAL INSURANCE CARRIERS	2,088,693

METAL MINING - 0.6%
6,156		Barrick Gold Corp	279,544
3,732		PAN American Silver Corp	94,345

		TOTAL METAL MINING	373,889

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.9%
9,286		Jarden Corp	249,515
13,844		Mattel, Inc	292,939

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	542,454

MISCELLANEOUS RETAIL - 0.7%
4,034	*	Amazon.com, Inc	440,755

		TOTAL MISCELLANEOUS RETAIL	440,755

MOTION PICTURES - 1.6%
15,985	*	Discovery Communications, Inc (Class A)	570,824
12,343		Viacom, Inc (Class B)	387,200

		TOTAL MOTION PICTURES	958,024

NONDEPOSITORY INSTITUTIONS - 0.3%
11,319		Discover Financial Services	158,240

		TOTAL NONDEPOSITORY INSTITUTIONS	158,240

OIL AND GAS EXTRACTION - 3.2%
6,169	*	Cameron International Corp	200,616
17,148		Halliburton Co	420,983
8,453	*	Newfield Exploration Co	413,014
10,521		Occidental Petroleum Corp	811,695
4,958		Tullow Oil plc	73,752

		TOTAL OIL AND GAS EXTRACTION	1,920,060

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

PETROLEUM AND COAL PRODUCTS - 5.7%
13,803		Chevron Corp	$936,672
33,671		Exxon Mobil Corp	1,921,604
8,338		Marathon Oil Corp	259,228
4,640		Walter Industries, Inc	282,344

		TOTAL PETROLEUM AND COAL PRODUCTS	3,399,848

PRIMARY METAL INDUSTRIES - 0.3%
1,955		Precision Castparts Corp	201,209

		TOTAL PRIMARY METAL INDUSTRIES	201,209

RAILROAD TRANSPORTATION - 0.8%
6,583		Union Pacific Corp	457,584

		TOTAL RAILROAD TRANSPORTATION	457,584

SECURITY AND COMMODITY BROKERS - 1.9%
634		CME Group, Inc	178,503
2,838		Goldman Sachs Group, Inc	372,544
7,245		Lazard Ltd (Class A)	193,514
16,453		Morgan Stanley	381,874

		TOTAL SECURITY AND COMMODITY BROKERS	1,126,435

TOBACCO PRODUCTS - 1.3%
3,938		Lorillard, Inc	283,457
10,250		Philip Morris International, Inc	469,860

		TOTAL TOBACCO PRODUCTS	753,317

TRANSPORTATION BY AIR - 0.7%
9,179	*	Continental Airlines, Inc (Class B)	201,938
37,289	*	JetBlue Airways Corp	204,717

		TOTAL TRANSPORTATION BY AIR	406,655

TRANSPORTATION EQUIPMENT - 3.5%
5,172	*	Autoliv, Inc	247,480
5,629		Boeing Co	353,220
8,457		Goodrich Corp	560,276
2,380		Harsco Corp	55,930
15,026		Honeywell International, Inc	586,465
1,923		Magna International, Inc - Class A (NY)	126,841
3,607		TransDigm Group, Inc	184,065

		TOTAL TRANSPORTATION EQUIPMENT	2,114,277

TRUCKING AND WAREHOUSING - 1.4%
14,554		United Parcel Service, Inc (Class B)	827,977

		TOTAL TRUCKING AND WAREHOUSING	827,977

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

WHOLESALE TRADE-NONDURABLE GOODS - 0.2%
3,830	*	United Natural Foods, Inc	$114,440

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	114,440

		TOTAL COMMON STOCKS (Cost $63,601,859)	59,646,085

		TOTAL INVESTMENTS - 99.6% (Cost $63,601,859)	59,646,085
		OTHER ASSETS & LIABILITIES, NET - 0.4%	235,275

		NET ASSETS - 100.0%	$59,881,360

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.3%
BUSINESS SERVICES - 7.9%
91,282		Adecco S.A.	$4,354,771
52,708	*	Autonomy Corp plc	1,436,734
10,830		Mitsubishi UFJ Lease & Finance Co Ltd	365,321
42,129		Playtech Ltd	286,422

		TOTAL BUSINESS SERVICES	6,443,248

CHEMICALS AND ALLIED PRODUCTS - 18.5%
1,800		Eisai Co Ltd	59,726
3,717		Givaudan S.A.	3,156,969
80,600		Henkel KGaA (Preference)	3,935,755
6,700		Kao Corp	157,643
193,750	*	L’ Occitane International SA	422,488
145,360		Lanxess AG.	6,118,407
24,269		Reckitt Benckiser Group plc	1,128,857
1,800		Tsumura & Co	55,113

		TOTAL CHEMICALS AND ALLIED PRODUCTS	15,034,958

COMMUNICATIONS - 0.3%
5,500		Nippon Telegraph & Telephone Corp	224,047

		TOTAL COMMUNICATIONS	224,047

DEPOSITORY INSTITUTIONS - 3.7%
44		Australia & New Zealand Banking Group Ltd	790
329,800		Bank Rakyat Indonesia	334,832
30,703		HDFC Bank Ltd	1,260,908
222,400		Mitsubishi UFJ Financial Group, Inc	1,009,853
8,000		Mitsui Trust Holdings, Inc	28,212
726		Societe Generale	29,874
11,500		Sumitomo Mitsui Financial Group, Inc	325,477
3,000		Suruga Bank Ltd	27,228

		TOTAL DEPOSITORY INSTITUTIONS	3,017,174

EDUCATIONAL SERVICES - 0.0%
100		Benesse Corp	4,552

		TOTAL EDUCATIONAL SERVICES	4,552

ELECTRIC, GAS, AND SANITARY SERVICES - 1.9%
70,996		Fortum Oyj	1,558,411

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,558,411

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.0%
267,150		Hon Hai Precision Industry Co, Ltd	936,407
3,200		Matsushita Electric Industrial Co Ltd	39,958
42,000		Mitsubishi Electric Corp	327,806
100		Murata Manufacturing Co Ltd	4,769
800		Nidec Corp	66,974
1,000		Nitto Denko Corp	32,803
212,132		Smiths Group plc	3,377,317
4,900	*	Sony Corp	130,698

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	4,916,732

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

ENGINEERING AND MANAGEMENT SERVICES - 2.5%
32,417		Tecan Group AG.	$2,063,963

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,063,963

FOOD AND KINDRED PRODUCTS - 2.2%
32,382		InBev NV	1,556,966
10,000		Toyo Suisan Kaisha Ltd	238,676

		TOTAL FOOD AND KINDRED PRODUCTS	1,795,642

GENERAL MERCHANDISE STORES - 0.5%
9,400		Ryohin Keikaku Co Ltd	373,670

		TOTAL GENERAL MERCHANDISE STORES	373,670

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.7%
17,474		Saipem S.p.A.	532,227

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	532,227

HOLDING AND OTHER INVESTMENT OFFICES - 0.4%
35,971		Westfield Group	365,529

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	365,529

HOTELS AND OTHER LODGING PLACES - 4.4%
2,397,600	*,f	Sands China Ltd	3,543,604

		TOTAL HOTELS AND OTHER LODGING PLACES	3,543,604

INDUSTRIAL MACHINERY AND EQUIPMENT - 9.1%
118,929		Alfa Laval AB	1,544,453
4,680		Burckhardt Compression Holding AG.	824,306
4,170		Canon, Inc	155,414
500		Daikin Industries Ltd	15,245
1,000	*	Fanuc Ltd	112,923
840		FUJIFILM Holdings Corp	24,276
5,530		Komatsu Ltd	99,574
177,000	*	NTN Corp	724,580
29,220		Rheinmetall AG.	1,668,961
123,637		SKF AB (B Shares)	2,218,935
100		Sumitomo Heavy Industries Ltd	587

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	7,389,254

INSTRUMENTS AND RELATED PRODUCTS - 1.6%
10,166		Phonak Holding AG.	1,247,546
1,000		Terumo Corp	47,890

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,295,436

INSURANCE AGENTS, BROKERS AND SERVICE - 0.0%
1,100		Millea Holdings, Inc	28,919

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	28,919

INSURANCE CARRIERS - 0.0%
1,050		T&D Holdings, Inc	22,451

		TOTAL INSURANCE CARRIERS	22,451

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

METAL MINING - 1.4%
23,918	*	Anglo American plc	$833,427
1,557		BHP Billiton Ltd	48,438
4,302		Rio Tinto Ltd	236,586

		TOTAL METAL MINING	1,118,451

MISCELLANEOUS RETAIL - 0.2%
7,000		Seven & I Holdings Co Ltd	160,379

		TOTAL MISCELLANEOUS RETAIL	160,379

NONDEPOSITORY INSTITUTIONS - 0.4%
4,471		ORIX Corp	323,901

		TOTAL NONDEPOSITORY INSTITUTIONS	323,901

OIL AND GAS EXTRACTION - 2.4%
541,000		CNOOC Ltd	919,525
69,478		Tullow Oil plc	1,033,507

		TOTAL OIL AND GAS EXTRACTION	1,953,032

PAPER AND ALLIED PRODUCTS - 2.4%
1,426,600		Nine Dragons Paper Holdings Ltd	1,921,945

		TOTAL PAPER AND ALLIED PRODUCTS	1,921,945

PETROLEUM AND COAL PRODUCTS - 0.1%
3,148		Royal Dutch Shell plc (A Shares)	79,444
162		Total S.A.	7,231

		TOTAL PETROLEUM AND COAL PRODUCTS	86,675

PRIMARY METAL INDUSTRIES - 0.1%
8,100		Nippon Steel Corp	26,774
17,000		Sumitomo Metal Industries Ltd	38,438
3,200		Sumitomo Metal Mining Co Ltd	39,920

		TOTAL PRIMARY METAL INDUSTRIES	105,132

RAILROAD TRANSPORTATION - 0.1%
13		Central Japan Railway Co	107,339

		TOTAL RAILROAD TRANSPORTATION	107,339

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 3.5%
26,308		Bayer AG.	1,470,128
5,000	*	NOK Corp	79,399
105,703		SSL International plc	1,272,941

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	2,822,468

SECURITY AND COMMODITY BROKERS - 10.3%
25,505		Credit Suisse Group	958,917
51,533		Deutsche Boerse AG.	3,130,808
708,410		ICAP plc	4,246,014
11,500	*	Nomura Holdings, Inc	62,830

		TOTAL SECURITY AND COMMODITY BROKERS	8,398,569

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

TEXTILE MILL PRODUCTS - 1.3%
367,000		Teijin Ltd	$1,089,608

		TOTAL TEXTILE MILL PRODUCTS	1,089,608

TOBACCO PRODUCTS - 3.0%
88,326		Imperial Tobacco Group plc	2,467,889

		TOTAL TOBACCO PRODUCTS	2,467,889

TRANSPORTATION EQUIPMENT - 2.6%
830,000		China South Locomotive and Rolling Stock Corp	567,413
2,220		Denso Corp	61,358
14,100		Honda Motor Co Ltd	414,157
79,900	*	Yamaha Motor Co Ltd	1,056,296

		TOTAL TRANSPORTATION EQUIPMENT	2,099,224

WATER TRANSPORTATION - 0.1%
8,000		Mitsui OSK Lines Ltd	52,893

		TOTAL WATER TRANSPORTATION	52,893

WHOLESALE TRADE-DURABLE GOODS - 9.7%
106,554		Assa Abloy AB (Class B)	2,129,793
1,092,000		Li & Fung Ltd	4,885,581
5,940		Mitsubishi Corp	122,889
7,000		Mitsui & Co Ltd	81,660
13,050		Sumitomo Corp	130,330
27,031	*	Wolseley plc	536,562

		TOTAL WHOLESALE TRADE-DURABLE GOODS	7,886,815

		TOTAL COMMON STOCKS (Cost $84,298,483)	79,204,137

		TOTAL INVESTMENTS - 97.3% (Cost $84,298,483)	79,204,137
		OTHER ASSETS & LIABILITIES, NET - 2.7%	2,184,396

		NET ASSETS - 100.0%	$81,388,533

*	Non-income producing.

f	Restricted security.

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)

June 30, 2010

Country	Value	% of total portfolio
FOREIGN
AUSTRALIA	$651,343	0.8%
BELGIUM	1,556,966	2.0
CHINA	3,408,883	4.3
FINLAND	1,558,411	2.0
FRANCE	37,105	0.0
GERMANY	16,324,059	20.6
HONG KONG	4,885,581	6.2
INDIA	1,260,908	1.6
INDONESIA	334,832	0.4
ITALY	532,227	0.7
JAPAN	8,552,556	10.8
LUXEMBOURG	422,488	0.5
MACAU	3,543,604	4.5
NETHERLANDS	79,444	0.1
SWEDEN	5,893,181	7.4
SWITZERLAND	12,606,472	15.9
TAIWAN	936,407	1.2
UNITED KINGDOM	16,619,670	21.0

TOTAL FOREIGN	79,204,137	100.0

TOTAL PORTFOLIO	$79,204,137	100.0%

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.0%
AMUSEMENT AND RECREATION SERVICES - 1.0%
9,758	*	Penn National Gaming, Inc	$225,410
9,956		Walt Disney Co	313,614

		TOTAL AMUSEMENT AND RECREATION SERVICES	539,024

APPAREL AND ACCESSORY STORES - 0.4%
3,955		Abercrombie & Fitch Co (Class A)	121,379
7,148	*	Talbots, Inc	73,696

		TOTAL APPAREL AND ACCESSORY STORES	195,075

APPAREL AND OTHER TEXTILE PRODUCTS - 0.0%
157	*	Liz Claiborne, Inc	663

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	663

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.6%
16,005		Lowe’s Cos, Inc	326,822

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	326,822

BUSINESS SERVICES - 2.6%
4,897	*	Alliance Data Systems Corp	291,469
4,140		DST Systems, Inc	149,620
23,114	*	eBay, Inc	453,266
10,108	*	Interpublic Group of Cos, Inc	72,070
8,496		Microsoft Corp	195,493
2,130		Playtech Ltd	14,481
12,043	*	Symantec Corp	167,157

		TOTAL BUSINESS SERVICES	1,343,556

CHEMICALS AND ALLIED PRODUCTS - 17.3%
7,751		Alberto-Culver Co	209,975
17,232	*	Amgen, Inc	906,403
53,276	*	Biovitrum AB	252,370
25,153		Bristol-Myers Squibb Co	627,316
2,117		CF Industries Holdings, Inc	134,324
1,668		Clorox Co	103,683
1,896		Cytec Industries, Inc	75,821
8,940		Dow Chemical Co	212,057
2,865		Du Pont (E.I.) de Nemours & Co	99,100
15,715	*	Ferro Corp	115,820
9,217	*	Georgia Gulf Corp	122,955
18,143		Huntsman Corp	157,300
4,541		Johnson & Johnson	268,191
1,973		Lonza Group AG.	131,361
32,961		Merck & Co, Inc	1,152,646
6,427		Novartis AG. (ADR)	310,553
84,245		Pfizer, Inc	1,201,334
26,901		Procter & Gamble Co	1,613,521
4,876		Shire plc (ADR)	299,289
4,801		Teva Pharmaceutical Industries Ltd (ADR)	249,604
12,377	*	Vanda Pharmaceuticals, Inc	81,812
10,465	*	Watson Pharmaceuticals, Inc	424,565
4,776	*	WR Grace & Co	100,487

		TOTAL CHEMICALS AND ALLIED PRODUCTS	8,850,487

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

COMMUNICATIONS - 7.8%
15,952	*	AOL, Inc	$331,642
38,040		AT&T, Inc	920,188
10,834		CBS Corp (Class B)	140,084
22,429		Comcast Corp (Class A)	389,592
4,493		DISH Network Corp (Class A)	81,548
3,111	*	Liberty Media Corp - Starz	161,274
37,580	*	MetroPCS Communications, Inc	307,780
43,785		Qwest Communications International, Inc	229,871
92,572	*	Sprint Nextel Corp	392,505
86,276		Telecom Italia RSP	78,810
508		Time Warner Cable, Inc	26,457
32,942		Verizon Communications, Inc	923,034

		TOTAL COMMUNICATIONS	3,982,785

DEPOSITORY INSTITUTIONS - 14.1%
21,847		AMMB Holdings Berhad	33,483
19,118		Banco Bilbao Vizcaya Argentaria S.A.	196,971
78,747		Bank of America Corp	1,131,595
6,449		Bank of New York Mellon Corp	159,226
263,556	*	Citigroup, Inc	990,971
77,709		Huntington Bancshares, Inc	430,508
21,327		JPMorgan Chase & Co	780,781
31,808		Marshall & Ilsley Corp	228,381
13,410		State Street Corp	453,526
71,673		Synovus Financial Corp	182,049
11,207		TCF Financial Corp	186,148
41,802		US Bancorp	934,275
59,482		Wells Fargo & Co	1,522,740

		TOTAL DEPOSITORY INSTITUTIONS	7,230,654

EDUCATIONAL SERVICES - 0.3%
19,625		CAE, Inc	170,155

		TOTAL EDUCATIONAL SERVICES	170,155

ELECTRIC, GAS, AND SANITARY SERVICES - 5.7%
4,300		American Electric Power Co, Inc	138,890
21,130		Centerpoint Energy, Inc	278,071
2,685		Constellation Energy Group, Inc	86,591
13,483		El Paso Corp	149,796
856		Entergy Corp	61,307
5,600		Exelon Corp	212,632
1,519		FirstEnergy Corp	53,514
7,483		FPL Group, Inc	364,871
2,765	*	Mirant Corp	29,198
5,811	*	NRG Energy, Inc	123,251
10,609		NV Energy, Inc	125,292
5,981		PG&E Corp	245,819
5,666		PPL Corp	141,367
9,996		Public Service Enterprise Group, Inc	313,175
2,181		Questar Corp	99,214
78,525	*	Reliant Energy, Inc	297,610
140		Southern Union Co	3,060
8,307		Williams Cos, Inc	151,852
2,383		Xcel Energy, Inc	49,114

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,924,624

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.3%
7,443		Broadcom Corp (Class A)	$245,396
4,368	*	Ciena Corp	55,386
12,549	*	Cisco Systems, Inc	267,419
6,589		Hewlett-Packard Co	285,172
16,160		Intel Corp	314,312
6,034	*	JDS Uniphase Corp	59,375
5,660		Koninklijke Philips Electronics NV (ADR)	168,894
9,547	*	MEMC Electronic Materials, Inc	94,324
26,123	*	Motorola, Inc	170,322
52		Qualcomm, Inc	1,708
558,266		Solomon Systech International Ltd	41,866

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,704,174

ENGINEERING AND MANAGEMENT SERVICES - 0.6%
20	*	Affymax, Inc	120
3,013	*	Jacobs Engineering Group, Inc	109,794
10,189		KBR, Inc	207,244

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	317,158

FOOD AND KINDRED PRODUCTS - 4.5%
12,873		Coca-Cola Co	645,195
17,178	*	Dean Foods Co	172,982
9,952		General Mills, Inc	353,495
32,458		Kraft Foods, Inc (Class A)	908,824
8,953		Unilever plc (ADR)	239,314

		TOTAL FOOD AND KINDRED PRODUCTS	2,319,810

FOOD STORES - 0.2%
5,426		Kroger Co	106,838

		TOTAL FOOD STORES	106,838

FORESTRY - 0.2%
2,769		Rayonier, Inc	121,891

		TOTAL FORESTRY	121,891

FURNITURE AND FIXTURES - 0.2%
10,678		Masco Corp	114,895

		TOTAL FURNITURE AND FIXTURES	114,895

GENERAL MERCHANDISE STORES - 0.6%
6,895		JC Penney Co, Inc	148,105
3,481		Target Corp	171,160

		TOTAL GENERAL MERCHANDISE STORES	319,265

HOLDING AND OTHER INVESTMENT OFFICES - 1.5%
388		Boston Properties, Inc	27,680
14,429		Glimcher Realty Trust	86,285
20,012		Kimco Realty Corp	268,961
1,245		Plum Creek Timber Co, Inc	42,990
771		Regency Centers Corp	26,522
355		Simon Property Group, Inc	28,666
2,638		SL Green Realty Corp	145,196
6,690		Starwood Property Trust, Inc	113,396
777		Vornado Realty Trust	56,682

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	796,378

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

HOTELS AND OTHER LODGING PLACES - 0.3%
86,000	*	Wynn Macau Ltd	$140,243

		TOTAL HOTELS AND OTHER LODGING PLACES	140,243

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.1%
249	*	Fortinet, Inc	4,094
95,312		General Electric Co	1,374,398
10,477		International Game Technology	164,489
4,996	*	Lexmark International, Inc (Class A)	165,018
3,566		Northrop Grumman Corp	194,133
4,926		SPX Corp	260,142
20,279		Textron, Inc	344,135
15,145	*	Verigy Ltd	131,610
62,047		Xerox Corp	498,858

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,136,877

INSTRUMENTS AND RELATED PRODUCTS - 2.7%
76,620	*	Boston Scientific Corp	444,396
4,614	*	Bruker BioSciences Corp	56,106
11,204		Danaher Corp	415,892
8,934	*	Hologic, Inc	124,451
7,531	*	Life Technologies Corp	355,840

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,396,685

INSURANCE CARRIERS - 6.8%
9,030		ACE Ltd	464,864
47	*	Aegon NV	248
1,607		Allstate Corp	46,169
5,903		Axis Capital Holdings Ltd	175,437
6,580		Lincoln National Corp	159,828
2,468		Max Capital Group Ltd	46,349
12,695		Metlife, Inc	479,363
5,724	*	MGIC Investment Corp	39,438
2,325		PartnerRe Ltd	163,076
585	*	Primerica, Inc	12,542
7,503		Prudential Financial, Inc	402,611
2,676		RenaissanceRe Holdings Ltd	150,579
847		Transatlantic Holdings, Inc	40,622
7,813		Travelers Cos, Inc	384,790
25,467		UnitedHealth Group, Inc	723,264
3,743	*	WellPoint, Inc	183,145

		TOTAL INSURANCE CARRIERS	3,472,325

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.7%
1,770		Hasbro, Inc	72,747
11,004		Jarden Corp	295,677

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	368,424

MISCELLANEOUS RETAIL - 0.6%
9,928		CVS Corp	291,089

		TOTAL MISCELLANEOUS RETAIL	291,089

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

MOTION PICTURES - 0.7%
14,251		News Corp (Class A)	$170,441
3,015		Time Warner, Inc	87,164
3,921		Viacom, Inc (Class B)	123,002

		TOTAL MOTION PICTURES	380,607

NONDEPOSITORY INSTITUTIONS - 1.2%
48,956		Chimera Investment Corp	176,731
12,390		Discover Financial Services	173,212
9,291	*	Utilities Select Sector SPDR F	262,564

		TOTAL NONDEPOSITORY INSTITUTIONS	612,507

OIL AND GAS EXTRACTION - 5.9%
5,555		Anadarko Petroleum Corp	200,480
2,956		Apache Corp	248,866
3,387		Cabot Oil & Gas Corp	106,081
975		Chesapeake Energy Corp	20,426
20,106	*	Cobalt International Energy, Inc	149,790
2,744	*	Concho Resources, Inc	151,826
6,948	*,m	Crescent Point Energy Corp	242,532
5,529	*	Denbury Resources, Inc	80,945
1,709		Devon Energy Corp	104,112
6,777		Ensco International plc (ADR)	266,201
6,162	*	Nabors Industries Ltd	108,574
3,707		National Oilwell Varco, Inc	122,590
9,951		Occidental Petroleum Corp	767,719
77	*	Plains Exploration & Production Co	1,587
34,964	*	Weatherford International Ltd	459,427

		TOTAL OIL AND GAS EXTRACTION	3,031,156

PAPER AND ALLIED PRODUCTS - 0.7%
11,841		Sonoco Products Co	360,914

		TOTAL PAPER AND ALLIED PRODUCTS	360,914

PETROLEUM AND COAL PRODUCTS - 4.0%
12,859		Chevron Corp	872,612
2,135		Exxon Mobil Corp	121,849
17,824		Marathon Oil Corp	554,148
7,793		Walter Industries, Inc	474,204
7,308	*	Western Refining, Inc	36,759

		TOTAL PETROLEUM AND COAL PRODUCTS	2,059,572

PIPELINES, EXCEPT NATURAL GAS - 0.0%
398		Spectra Energy Corp	7,988

		TOTAL PIPELINES, EXCEPT NATURAL GAS	7,988

PRIMARY METAL INDUSTRIES - 0.2%
2,439		Schnitzer Steel Industries, Inc (Class A)	95,609

		TOTAL PRIMARY METAL INDUSTRIES	95,609

REAL ESTATE - 0.0%
55,923	*	Unitech Corporate Parks plc	21,540

		TOTAL REAL ESTATE	21,540

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.3%
12,814		SSL International plc	$154,314

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	154,314

SECURITY AND COMMODITY BROKERS - 2.9%
201		CME Group, Inc	56,592
16,323	*	E*Trade Financial Corp	192,939
4,839		Goldman Sachs Group, Inc	635,215
10,399		Legg Mason, Inc	291,484
14,696		Morgan Stanley	341,094

		TOTAL SECURITY AND COMMODITY BROKERS	1,517,324

STONE, CLAY, AND GLASS PRODUCTS - 0.2%
5,313		Corning, Inc	85,805

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	85,805

TOBACCO PRODUCTS - 0.8%
21,771		Altria Group, Inc	436,291

		TOTAL TOBACCO PRODUCTS	436,291

TRANSPORTATION BY AIR - 0.7%
7,960	*	Continental Airlines, Inc (Class B)	175,120
16,197	*	Delta Air Lines, Inc	190,315

		TOTAL TRANSPORTATION BY AIR	365,435

TRANSPORTATION EQUIPMENT - 3.5%
44,505	*	American Axle & Manufacturing Holdings, Inc	326,221
4,910		Boeing Co	308,102
2,935		Goodrich Corp	194,444
9,071		Harsco Corp	213,169
9,493		Honeywell International, Inc	370,511
4,562		Magna International, Inc - Class A (NY)	300,910
1,265		Paccar, Inc	50,436
1,752	*	Tesla Motors, Inc	41,750

		TOTAL TRANSPORTATION EQUIPMENT	1,805,543

TRANSPORTATION SERVICES - 0.5%
19,842		UTI Worldwide, Inc	245,644

		TOTAL TRANSPORTATION SERVICES	245,644

TRUCKING AND WAREHOUSING - 0.3%
5,399		Con-way, Inc	162,078

		TOTAL TRUCKING AND WAREHOUSING	162,078

		TOTAL COMMON STOCKS (Cost $57,586,394)	51,512,224

		TOTAL INVESTMENTS - 100.0% (Cost $57,586,394)	51,512,224
		OTHER ASSETS & LIABILITIES, NET - 0.0%	11,840

		NET ASSETS - 100.0%	$51,524,064

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

Abbreviation(s):

ADR American Depositary Receipt

SPDR Standard & Poor’s Depository Receipts

*	Non-income producing.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%
AGRICULTURAL PRODUCTION-CROPS - 0.1%
3,980	*	Chiquita Brands International, Inc	$48,357

		TOTAL AGRICULTURAL PRODUCTION-CROPS	48,357

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.1%
2,600	*	Pilgrim’s Pride Corp	17,082
29		Seaboard Corp	43,790

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	60,872

AMUSEMENT AND RECREATION SERVICES - 0.2%
5,875		World Wrestling Entertainment, Inc (Class A)	91,415

		TOTAL AMUSEMENT AND RECREATION SERVICES	91,415

APPAREL AND ACCESSORY STORES - 2.3%
9,128	*	AnnTaylor Stores Corp	148,513
2,525	*	Carter’s, Inc	66,281
6,244		Cato Corp (Class A)	137,493
5,900	*	Charming Shoppes, Inc	22,125
2,414	*	Citi Trends, Inc	79,517
1,220	*	Collective Brands, Inc	19,276
461	*	Dress Barn, Inc	10,976
7,650	*	DSW, Inc (Class A)	171,820
11,797		Finish Line, Inc (Class A)	164,332
3,753	*	J Crew Group, Inc	138,148
1,011		Stage Stores, Inc	10,797
5,300	*	Talbots, Inc	54,643

		TOTAL APPAREL AND ACCESSORY STORES	1,023,921

APPAREL AND OTHER TEXTILE PRODUCTS - 0.7%
1,300	*	Gymboree Corp	55,523
7,635		Jones Apparel Group, Inc	121,016
7,600	*	Liz Claiborne, Inc	32,072
2,037	*	Maidenform Brands, Inc	41,473
1,639	*	Warnaco Group, Inc	59,233

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	309,317

AUTO REPAIR, SERVICES AND PARKING - 0.3%
3,149	*	Dollar Thrifty Automotive Group, Inc	134,179

		TOTAL AUTO REPAIR, SERVICES AND PARKING	134,179

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.2%
11,662	*	Sonic Automotive, Inc (Class A)	99,827

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	99,827

BUSINESS SERVICES - 8.4%
307	*	ACI Worldwide, Inc	5,977
7,978	*	Actuate Corp	35,502
7,115	*	Acxiom Corp	104,519
6,540	*	AMN Healthcare Services, Inc	48,919
3,784	*	APAC Customer Services, Inc	21,569
5,348	*	ArcSight, Inc	119,742
2,890	*	Art Technology Group, Inc	9,884

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,200	*	Avis Budget Group, Inc	$21,604
5,797		BGC Partners, Inc (Class A)	29,623
1,770		Blackbaud, Inc	38,533
700	*	Blue Coat Systems, Inc	14,301
2,264	*	Bottomline Technologies, Inc	29,500
1,760	*	CACI International, Inc (Class A)	74,765
630	*	Capella Education Co	51,251
8,809	*	Cogent, Inc	79,369
9,654	*	Commvault Systems, Inc	217,214
4,277		Compass Diversified Trust	57,355
3,633	*	Compellent Technologies, Inc	44,032
5,571	*	CSG Systems International, Inc	102,116
2,152	*	Digital River, Inc	51,454
1,250	*	Dynamics Research Corp	12,638
2,578	*	DynaVox, Inc	41,274
9,545		Earthlink, Inc	75,978
3,200	*	Ebix, Inc	50,176
1,580	*	Forrester Research, Inc	47,811
880	*	Gartner, Inc	20,460
3,505	*	Global Sources Ltd	27,479
2,453	*	Hackett Group, Inc	6,893
900		Heartland Payment Systems, Inc	13,356
1,060	*	Informatica Corp	25,313
187	*	Integral Systems, Inc	1,187
2,000	*	Interactive Intelligence, Inc	32,860
539	*	inVentiv Health, Inc	13,798
1,930	*	Kenexa Corp	23,160
500		Keynote Systems, Inc	4,510
1,200	*	Limelight Networks, Inc	5,268
6,200	*	Lionbridge Technologies	28,334
1,210	*	Liquidity Services, Inc	15,682
4,360	*	Liveperson, Inc	29,910
7,000	*	Magma Design Automation, Inc	19,880
4,182	*	Manhattan Associates, Inc	115,214
1,770	*	Mantech International Corp (Class A)	75,349
5,961	*	Medidata Solutions, Inc	92,336
2,136	*	MicroStrategy, Inc (Class A)	160,392
4,194	*	ModusLink Global Solutions, Inc	25,290
12,130	*	MoneyGram International, Inc	29,719
1,091	*	NCI, Inc (Class A)	24,635
5,117	*	Netscout Systems, Inc	72,764
1,000		NIC, Inc	6,410
558	*	On Assignment, Inc	2,807
2,709		Pegasystems, Inc	86,986
400	*	Portfolio Recovery Associates, Inc	26,712
9,286	*	Quest Software, Inc	167,518
1,500	*	Rackspace Hosting, Inc	27,510
484	*	Rent-A-Center, Inc	9,806
2,338	*	RightNow Technologies, Inc	36,683
2,157	*	Rosetta Stone, Inc	49,525
8,034	*	S1 Corp	48,284
2,683	*	Saba Software, Inc	13,817
2,526		Sapient Corp	25,614
4,119	*	SolarWinds, Inc	66,069
5,326	*	SonicWALL, Inc	62,581
800	*	Sonus Networks, Inc	2,168
4,313	*	Sourcefire, Inc	81,947
1,094	*	SRA International, Inc (Class A)	21,519
2,370	*	StarTek, Inc	9,243
2,504	*	SuccessFactors, Inc	52,058
4,380	*	SYKES Enterprises, Inc	62,327
1,920	*	SYNNEX Corp	49,190

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

144	*	Take-Two Interactive Software, Inc	$1,296
6,731	*	TeleTech Holdings, Inc	86,763
9,904	*	THQ, Inc	42,785
4,752	*	TIBCO Software, Inc	57,309
9,056	*	Unisys Corp	167,444
6,261	*	Valueclick, Inc	66,930
428	*	Vasco Data Security International	2,641
2,142	*	Virtusa Corp	19,985
4,241	*	Websense, Inc	80,155

		TOTAL BUSINESS SERVICES	3,682,977

CHEMICALS AND ALLIED PRODUCTS - 8.0%
6,100	*	Acorda Therapeutics, Inc	189,770
6,700	*	Adolor Corp	7,303
1,825	*	Alnylam Pharmaceuticals, Inc	27,412
700		Arch Chemicals, Inc	21,518
1,820	*	Ardea Biosciences, Inc	37,419
9,275	*	Arqule, Inc	39,883
4,000	*	Array Biopharma, Inc	12,200
1,613	*	Auxilium Pharmaceuticals, Inc	37,906
13,812	*	AVANIR Pharmaceuticals, Inc	35,497
1,160	*	Caraco Pharmaceutical Laboratories Ltd	5,475
4,421	*	Celldex Therapeutics, Inc	20,160
1,186	*	China-Biotics, Inc	15,430
1,920	*	Cornerstone Therapeutics, Inc	11,309
4,502	*	Cubist Pharmaceuticals, Inc	92,741
4,522	*	Emergent Biosolutions, Inc	73,889
3,100	*	Enzon Pharmaceuticals, Inc	33,015
5,150	*	Halozyme Therapeutics, Inc	36,256
1,460	*	Hi-Tech Pharmacal Co, Inc	33,449
2,491	*	Immucor, Inc	47,454
6,900	*	Impax Laboratories, Inc	131,514
3,405		Innophos Holdings, Inc	88,802
3,681		Innospec, Inc	34,528
9,623	*	Inspire Pharmaceuticals, Inc	48,019
280		Inter Parfums, Inc	3,984
600	*	Landec Corp	3,534
1,920	*	Lannett Co, Inc	8,774
4,739	*	Ligand Pharmaceuticals, Inc (Class B)	6,919
2,353	*	MAP Pharmaceuticals, Inc	30,871
1,100	*	Martek Biosciences Corp	26,081
14,118	*	Medicines Co	107,438
7,903		Medicis Pharmaceutical Corp (Class A)	172,917
4,546	*	Medivation, Inc	40,187
3,790	*	Micromet, Inc	23,650
2,795		Minerals Technologies, Inc	132,874
1,308	*	Momenta Pharmaceuticals, Inc	16,036
2,440	*	Neurocrine Biosciences, Inc	13,664
1,800	*	Novacea, Inc	14,994
9,434	*	NPS Pharmaceuticals, Inc	60,755
2,701	*	Obagi Medical Products, Inc	31,926
500		Olin Corp	9,045
2,753	*	OM Group, Inc	65,687
15,311	*	Omnova Solutions, Inc	119,579
1,561	*	Onyx Pharmaceuticals, Inc	33,702
699	*	Orexigen Therapeutics, Inc	2,936
3,865	*	Par Pharmaceutical Cos, Inc	100,335
2,090	*	Parexel International Corp	45,311
129		PetMed Express, Inc	2,296
18,560	*	PolyOne Corp	156,274

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,078	*	Pozen, Inc	$7,557
8,604	*,m	Questcor Pharmaceuticals, Inc	87,847
6,816	*	Quidel Corp	86,495
5,920	*	Revlon, Inc (Class A)	66,067
750	*	Salix Pharmaceuticals Ltd	29,273
6,590	*	Santarus, Inc	16,343
5,610	*	Sciclone Pharmaceuticals, Inc	14,923
8,343	*	Seattle Genetics, Inc	100,033
3,698	*	Solutia, Inc	48,444
3,400	*	Spectrum Pharmaceuticals, Inc	13,328
2,662		Stepan Co	182,160
1,766	*	Sucampo Pharmaceuticals, Inc (Class A)	6,234
6,340	*	SuperGen, Inc	12,807
1,800	*	Targacept, Inc	34,794
4,322	*	Ulta Salon Cosmetics & Fragrance, Inc	102,259
1,020	*	USANA Health Sciences, Inc	37,261
9,971	*	Vanda Pharmaceuticals, Inc	65,908
7,185	*	Viropharma, Inc	80,544
7,900	*	WR Grace & Co	166,215
5,786	*	Zymogenetics, Inc	24,417

		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,493,627

COAL MINING - 0.3%
9,781	*	Cloud Peak Energy, Inc	129,696
832	*	Westmoreland Coal Co	6,756

		TOTAL COAL MINING	136,452

COMMUNICATIONS - 1.7%
4,111	*	Anixter International, Inc	175,129
6,068	*	Aruba Networks, Inc	86,408
1,417		Atlantic Tele-Network, Inc	58,522
5,970	*	Brightpoint, Inc	41,790
4,247	*	Global Crossing Ltd	44,891
2,100	*	IDT Corp (Class B)	26,775
3,450	*	j2 Global Communications, Inc	75,348
3,353	*	Mediacom Communications Corp (Class A)	22,532
9,090	*	Neutral Tandem, Inc	102,263
1,000	*	Novatel Wireless, Inc	5,740
10,132	*	PAETEC Holding Corp	34,550
196	*	TeleCommunication Systems, Inc (Class A)	811
5,461		USA Mobility, Inc	70,556
11,000	*	Vonage Holdings Corp	25,300

		TOTAL COMMUNICATIONS	770,615

DEPOSITORY INSTITUTIONS - 7.0%
1,090		1st Source Corp	18,443
419		Ameris Bancorp	4,047
782		Bancfirst Corp	28,535
1,920		Berkshire Hills Bancorp, Inc	37,402
13,291		Boston Private Financial Holdings, Inc	85,461
3,024		Brookline Bancorp, Inc	26,853
7,980		Cathay General Bancorp	82,433
580		Century Bancorp, Inc	12,783
1,000		City Holding Co	27,880
2,042		Community Bank System, Inc	44,985
4,544		CVB Financial Corp	43,168
3,860		Dime Community Bancshares	47,594
12,062		East West Bancorp, Inc	183,946
238		First Bancorp (NC)	3,449
1,110		First Defiance Financial Corp	9,923
9,615		First Financial Bancorp	143,744

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

442		First Financial Bankshares, Inc	$21,256
700		First Financial Holdings, Inc	8,015
1,500		First Interstate Bancsystem, Inc	23,595
1,570		First Merchants Corp	13,314
330	*	Flagstar Bancorp, Inc	1,036
14,160		FNB Corp	113,705
978		Hancock Holding Co	32,626
612		Independent Bank Corp	15,104
3,830		International Bancshares Corp	63,923
1,710		Lakeland Bancorp, Inc	14,569
310		Lakeland Financial Corp	6,194
2,123		MainSource Financial Group, Inc	15,222
4,860		MB Financial, Inc	89,375
280	*	Nara Bancorp, Inc	2,360
5,843		National Penn Bancshares, Inc	35,116
2,642		NBT Bancorp, Inc	53,950
1,371	*	Net 1 UEPS Technologies, Inc	18,385
10,978		NewAlliance Bancshares, Inc	123,063
355		Northwest Bancshares, Inc	4,072
1,200	*	Pinnacle Financial Partners, Inc	15,420
2,600		PrivateBancorp, Inc	28,808
4,612		Prosperity Bancshares, Inc	160,267
13,102		Provident Financial Services, Inc	153,162
672		Provident New York Bancorp	5,947
1,900		Qc Holdings, Inc	6,992
149		Renasant Corp	2,138
1,021		Republic Bancorp, Inc (Class A)	22,870
646		S.Y. Bancorp, Inc	14,845
1,456		Sandy Spring Bancorp, Inc	20,399
741		SCBT Financial Corp	26,098
1,779	*	Signature Bank	67,620
1,780		Simmons First National Corp (Class A)	46,743
463		Southside Bancshares, Inc	9,093
2,301		Southwest Bancorp, Inc	30,580
3,116		Sterling Bancorp	28,044
762		Suffolk Bancorp	23,576
4,060	*	Sun Bancorp, Inc	15,266
18,631		Susquehanna Bancshares, Inc	155,196
3,524	*	SVB Financial Group	145,295
1,730	*	The Bancorp, Inc	13,546
574		Tompkins Trustco, Inc	21,669
1,710		Trico Bancshares	28,950
7,597		Trustco Bank Corp NY	42,543
133		Trustmark Corp	2,769
4,515		UMB Financial Corp	160,553
2,881		Umpqua Holdings Corp	33,074
610		Union Bankshares Corp	7,479
13,906	*	United Community Banks, Inc	54,929
2,392		United Financial Bancorp, Inc	32,651
400		Washington Trust Bancorp, Inc	6,816
1,000		Webster Financial Corp	17,940
1,210		WesBanco, Inc	20,389
1,300	*	Western Alliance Bancorp	9,321
2,520		Westfield Financial, Inc	20,992
3,645		Wilshire Bancorp, Inc	31,894
2,835		Wintrust Financial Corp	94,519

		TOTAL DEPOSITORY INSTITUTIONS	3,033,919

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

EATING AND DRINKING PLACES - 1.9%
1,930	*	AFC Enterprises	$17,563
1,563		Bob Evans Farms, Inc	38,481
900	*	Buffalo Wild Wings, Inc	32,922
3,100	*	California Pizza Kitchen, Inc	46,965
3,370		CBRL Group, Inc	156,907
6,720	*	Cheesecake Factory	149,587
9,235	*	Denny’s Corp	24,011
13,540	*	Domino’s Pizza, Inc	153,002
1,333	*	O’Charleys, Inc	7,065
2,960	*	Papa John’s International, Inc	68,435
4,057		PF Chang’s China Bistro, Inc	160,861

		TOTAL EATING AND DRINKING PLACES	855,799

EDUCATIONAL SERVICES - 1.0%
1,593	*	American Public Education, Inc	69,614
8,260	*	Bridgepoint Education, Inc	130,591
8,817	*	Corinthian Colleges, Inc	86,847
400	*	Lincoln Educational Services Corp	8,236
6,101	*	Universal Technical Institute, Inc	144,228

		TOTAL EDUCATIONAL SERVICES	439,516

ELECTRIC, GAS, AND SANITARY SERVICES - 4.2%
9,764		Avista Corp	190,691
7,553		Black Hills Corp	215,034
3,900		Cleco Corp	102,999
12,500	*	Dynegy, Inc (Class A)	48,125
2,139	*	El Paso Electric Co	41,390
132		Empire District Electric Co	2,478
900	*	Heritage-Crystal Clean, Inc	7,245
6,200		Idacorp, Inc	206,274
4,908		Laclede Group, Inc	162,602
5,490		Nicor, Inc	222,345
1,200		Northwest Natural Gas Co	52,284
6,240		Southwest Gas Corp	184,080
1,671		UIL Holdings Corp	41,825
4,130		Unisource Energy Corp	124,643
370	*,m	Waste Services, Inc	4,314
7,234		WGL Holdings, Inc	246,173

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,852,502

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 9.0%
6,150	*	Acme Packet, Inc	165,312
16,890	*	ADC Telecommunications, Inc	125,155
1,300	*	Advanced Energy Industries, Inc	15,977
2,900	*	Amkor Technology, Inc	15,979
23,322	*	Arris Group, Inc	237,651
2,230	*	Atheros Communications, Inc	61,414
3,207		AZZ, Inc	117,921
9,124	*	Benchmark Electronics, Inc	144,615
604	*	Checkpoint Systems, Inc	10,485
9,800	*	Conexant Systems, Inc	21,952
4,627		CTS Corp	42,753
4,507		Cubic Corp	163,965
2,900		DDi Corp	21,837
5,990	*	Diodes, Inc	95,061
4,267	*	EnerSys	91,186
1,149	*	Exar Corp	7,963
5,935	*	GrafTech International Ltd	86,770
3,120	*	GSI Technology, Inc	17,846

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

12,826	*	GT Solar International, Inc	$71,826
12,210	*	Harris Stratex Networks, Inc (Class A)	44,322
4,100	*	Hutchinson Technology, Inc	17,753
7,211	*	InterDigital, Inc	178,040
1,620	*	IXYS Corp	14,321
46,430	*	Lattice Semiconductor Corp	201,506
963	*	Loral Space & Communications, Inc	41,139
3,010	*	MEMSIC, Inc	6,803
1,500	*	Microsemi Corp	21,945
6,182	*	Microtune, Inc	13,168
840	*	MIPS Technologies, Inc	4,292
2,968	*	Multi-Fineline Electronix, Inc	74,081
166		National Presto Industries, Inc	15,415
590	*	NVE Corp	25,683
4,646	*	Omnivision Technologies, Inc	99,610
3,359	*	Oplink Communications, Inc	48,134
2,259	*	OSI Systems, Inc	62,732
2,320	*	Pericom Semiconductor Corp	22,272
8,159		Plantronics, Inc	233,347
5,302	*	Plexus Corp	141,775
2,645	*	Polycom, Inc	78,795
1,751	*	Powell Industries, Inc	47,872
3,779	*	Power-One, Inc	25,508
770		Raven Industries, Inc	25,957
3,169		Regal-Beloit Corp	176,767
43,634	*	RF Micro Devices, Inc	170,609
2,200		Richardson Electronics Ltd	19,800
2,500	*	Sanmina-SCI Corp	34,025
5,253	*	Symmetricom, Inc	26,738
3,634	*	Synaptics, Inc	99,935
2,272	*	Tekelec	30,081
5,418	*	Tessera Technologies, Inc	86,959
7,215	*	Triquint Semiconductor, Inc	44,084
4,433	*	TTM Technologies, Inc	42,114
1,300	*	Universal Electronics, Inc	21,619
4,632	*	Volterra Semiconductor Corp	106,814
10,503	*	Zoran Corp	100,199

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,919,882

ENGINEERING AND MANAGEMENT SERVICES - 2.0%
1,437	*	Affymax, Inc	8,593
10,052	*	Ariad Pharmaceuticals, Inc	28,347
1,700	*	Celera Corp	11,135
20,550	*	Exelixis, Inc	71,309
1,098	*	Exponent, Inc	35,927
200	*	Furmanite Corp	794
8,000	*	Incyte Corp	88,560
2,390	*	Infinity Pharmaceuticals, Inc	14,125
7,904	*	Insmed, Inc	5,316
1,627	*	Isis Pharmaceuticals, Inc	15,570
490	*	Luminex Corp	7,948
3,510		MAXIMUS, Inc	203,123
1,930		MedQuist, Inc	15,266
1,652	*	Michael Baker Corp	57,655
1,980	*	Regeneron Pharmaceuticals, Inc	44,194

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

3,815	*	Repligen Corp	$12,246
5,300	*	Senomyx, Inc	20,087
8,954	*	Tetra Tech, Inc	175,587
1,582		Towers Watson & Co	61,461
680		VSE Corp	21,638

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	898,881

FABRICATED METAL PRODUCTS - 0.9%
841	*	Chart Industries, Inc	13,103
693		CIRCOR International, Inc	17,727
870	*	Hawk Corp	22,142
900		Insteel Industries, Inc	10,458
3,300		Mueller Water Products, Inc (Class A)	12,243
6,435		Quanex Building Products Corp	111,261
456		Silgan Holdings, Inc	12,941
8,901		Sturm Ruger & Co, Inc	127,551
3,180		Watts Water Technologies, Inc (Class A)	91,139

		TOTAL FABRICATED METAL PRODUCTS	418,565

FOOD AND KINDRED PRODUCTS - 1.4%
1,421	*	Boston Beer Co, Inc (Class A)	95,846
4,208	*	Central Garden and Pet Co (Class A)	37,746
432		Coca-Cola Bottling Co Consolidated	20,701
424	*	Darling International, Inc	3,184
1,764		J&J Snack Foods Corp	74,264
2,280		Lancaster Colony Corp	121,662
2,030	*	Matrixx Initiatives, Inc	9,338
930		National Beverage Corp	11,420
983	*	Peet’s Coffee & Tea, Inc	38,602
3,970		Sanderson Farms, Inc	201,439

		TOTAL FOOD AND KINDRED PRODUCTS	614,202

FOOD STORES - 0.5%
2,500	*	Dole Food Co, Inc	26,075
420		Ingles Markets, Inc (Class A)	6,321
4,559	*	Pantry, Inc	64,327
1,394		Ruddick Corp	43,200
510		Village Super Market (Class A)	13,388
2,518		Weis Markets, Inc	82,867

		TOTAL FOOD STORES	236,178

FURNITURE AND FIXTURES - 0.2%
9,887	*	Furniture Brands International, Inc	51,611
1,733		Kimball International, Inc (Class B)	9,583
1,700	*	La-Z-Boy, Inc	12,631
3,700	*	Select Comfort Corp	32,375

		TOTAL FURNITURE AND FIXTURES	106,200

FURNITURE AND HOME FURNISHINGS STORES - 0.0%
900	*	Tuesday Morning Corp	3,591

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	3,591

GENERAL BUILDING CONTRACTORS - 0.4%
700	*	Brookfield Homes Corp	4,718
3,500	*	M/I Homes, Inc	33,740

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

780	*	Perini Corp	$12,854
3,591		Ryland Group, Inc	56,810
19,435	*	Standard-Pacific Corp	64,719

		TOTAL GENERAL BUILDING CONTRACTORS	172,841

GENERAL MERCHANDISE STORES - 0.4%
1,144		Casey’s General Stores, Inc	39,926
4,300		Dillard’s, Inc (Class A)	92,450
4,662	*	Stein Mart, Inc	29,044

		TOTAL GENERAL MERCHANDISE STORES	161,420

HEALTH SERVICES - 1.2%
2,000	*	Amedisys, Inc	87,940
980		America Service Group, Inc	16,856
11,989	*	Continucare Corp	40,163
900	*	Genomic Health, Inc	11,637
600	*	Genoptix, Inc	10,320
7,091	*	Healthsouth Corp	132,673
2,160	*	Kindred Healthcare, Inc	27,734
7,200	*	Nektar Therapeutics	87,120
2,330	*	Nighthawk Radiology Holdings, Inc	6,035
3,719	*	Odyssey HealthCare, Inc	99,372
2,352	*	Skilled Healthcare Group, Inc (Class A)	15,970

		TOTAL HEALTH SERVICES	535,820

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.3%
1,470	*	LB Foster Co (Class A)	38,102
4,547	*	Matrix Service Co	42,333
2,589	*	Sterling Construction Co, Inc	33,502

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	113,937

HOLDING AND OTHER INVESTMENT OFFICES - 6.8%
4,232		Agree Realty Corp	98,690
140		Alexander’s, Inc	42,409
2,000		American Capital Agency Corp	52,840
2,550		BioMed Realty Trust, Inc	41,030
1,847		Capital Lease Funding, Inc	8,515
7,742		CBL & Associates Properties, Inc	96,310
2,030		Danvers Bancorp, Inc	29,334
4,359		Developers Diversified Realty Corp	43,154
12,310		DiamondRock Hospitality Co	101,188
1,080		EastGroup Properties, Inc	38,426
4,290		Equity Lifestyle Properties, Inc	206,906
7,750	*	FelCor Lodging Trust, Inc	38,673
8,834	*	First Industrial Realty Trust, Inc	42,580
4,047		Getty Realty Corp	90,693
1,240		Gladstone Commercial Corp	20,262
12,715		Glimcher Realty Trust	76,036
3,320		Hersha Hospitality Trust	15,006
8,158		Highwoods Properties, Inc	226,465
177		Investors Real Estate Trust	1,563
1,022		Kilroy Realty Corp	30,384
6,070		LaSalle Hotel Properties	124,860
1,876		Lexington Corporate Properties Trust	11,275
4,237		LTC Properties, Inc	102,832
3,290		Mid-America Apartment Communities, Inc	169,336
2,934		Mission West Properties, Inc	20,010
4,196		National Health Investors, Inc	161,798
10,207		Omega Healthcare Investors, Inc	203,426
4,064		Parkway Properties, Inc	59,212

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

11,410		Pennsylvania Real Estate Investment Trust	$139,430
313		Potlatch Corp	11,183
3,002		PS Business Parks, Inc	167,452
4,616		Redwood Trust, Inc	67,578
2,085		Resource Capital Corp	11,843
1,487		Saul Centers, Inc	60,417
600		Sovran Self Storage, Inc	20,658
1,900		Sun Communities, Inc	49,324
2,370		Tanger Factory Outlet Centers, Inc	98,071
3,730		Urstadt Biddle Properties, Inc (Class A)	60,165
8,700		U-Store-It Trust	64,902
3,630		Washington Real Estate Investment Trust	100,152

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,004,388

HOTELS AND OTHER LODGING PLACES - 0.1%
6,925	*	Orient-Express Hotels Ltd (Class A)	51,245

		TOTAL HOTELS AND OTHER LODGING PLACES	51,245

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.9%
498		Aaon, Inc	11,608
480		Alamo Group, Inc	10,416
1,942	*	Altra Holdings, Inc	25,285
2,043		Ampco-Pittsburgh Corp	42,556
3,590	*	Blount International, Inc	36,869
610	*	Bolt Technology Corp	5,338
1,012		Briggs & Stratton Corp	17,224
5,560	*	Brooks Automation, Inc	42,979
5,100	*	Cirrus Logic, Inc	80,631
4,084	*	Colfax Corp	42,514
2,448	*	Columbus McKinnon Corp	34,199
7,031	*	Cray, Inc	39,233
3,208	*	ENGlobal Corp	6,608
5,711	*	EnPro Industries, Inc	160,765
8,722	*	Entegris, Inc	34,626
12,073	*	Extreme Networks, Inc	32,597
2,100	*	Fortinet, Inc	34,524
800		Graham Corp	11,992
4,200	*	Isilon Systems, Inc	53,928
3,890		Lindsay Manufacturing Co	123,274
1,917		Nacco Industries, Inc (Class A)	170,153
5,852	*	Netgear, Inc	104,400
722		Nordson Corp	40,490
5,860	*,m	Palm, Inc	33,343
17,404	*	Quantum Corp	32,720
5,710	*	Riverbed Technology, Inc	157,710
2,164		Standex International Corp	54,857
3,100	*	STEC, Inc	38,936
1,170	*	Super Micro Computer, Inc	15,795
2,225		Tennant Co	75,250
9,030	*	VeriFone Holdings, Inc	170,938

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,741,758

INSTRUMENTS AND RELATED PRODUCTS - 5.6%
13,980	*	Affymetrix, Inc	82,482
9,500	*	Align Technology, Inc	141,265
7,110	*	American Medical Systems Holdings, Inc	157,273
1,353		American Science & Engineering, Inc	103,112
13,201	*	Bruker BioSciences Corp	160,524
5,634	*	Caliper Life Sciences, Inc	24,057

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

6,139		Cantel Medical Corp	$102,521
1,300	*	Cepheid, Inc	20,826
84	*	Conmed Corp	1,565
3,697	*	Cyberonics, Inc	87,545
429	*	Cynosure, Inc (Class A)	4,620
3,744	*	Depomed, Inc	10,483
2,000	*	DXP Enterprises, Inc	31,300
25,970	*	Eastman Kodak Co	112,710
200	*	Esterline Technologies Corp	9,490
5,284	*	Fossil, Inc	183,355
3,390	*	Haemonetics Corp	181,433
5,576	*	Hanger Orthopedic Group, Inc	100,145
1,694	*	ICU Medical, Inc	54,496
3,379		Invacare Corp	70,080
600	*	IRIS International, Inc	6,084
3,580	*	ISTA Pharmaceuticals, Inc	7,840
2,368	*	Kensey Nash Corp	56,145
5,608	*	Kopin Corp	19,011
750	*	LaBarge, Inc	8,558
916		Masimo Corp	21,810
1,525		Mine Safety Appliances Co	37,790
2,133		MTS Systems Corp	61,857
1,409	*	Orthofix International NV	45,158
10,000	*	RAE Systems, Inc	8,000
3,463	*	Sirona Dental Systems, Inc	120,651
5,520		STERIS Corp	171,562
1,343	*	Synovis Life Technologies, Inc	20,521
600	*	Thoratec Corp	25,638
5,374	*	Veeco Instruments, Inc	184,221
3,000	*	Wright Medical Group, Inc	49,830
190	*	Zygo Corp	1,541

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,485,499

INSURANCE AGENTS, BROKERS AND SERVICE - 0.1%
6,040	*	Crawford & Co (Class B)	19,086
3,600	*	National Financial Partners Corp	35,172

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	54,258

INSURANCE CARRIERS - 4.4%
7,186		American Equity Investment Life Holding Co	74,160
500	*	American Safety Insurance Holdings Ltd	7,860
4,627		Argo Group International Holdings Ltd	141,540
2,374		Assured Guaranty Ltd	31,503
2,642	*	Catalyst Health Solutions, Inc	91,149
5,691	*	Centene Corp	122,357
3,697	*	CNA Surety Corp	59,411
8,478	*	Conseco, Inc	41,966
1,000		Employers Holdings, Inc	14,730
4,026		FBL Financial Group, Inc (Class A)	84,546
7,616		Flagstone Reinsurance Holdings Ltd	82,405
778	*	Greenlight Capital Re Ltd (Class A)	19,598
2,960	*	Hallmark Financial Services	29,452
10,810		Horace Mann Educators Corp	165,392
4,516		Maiden Holdings Ltd	29,670
7,014		Max Capital Group Ltd	131,723
8,925		Meadowbrook Insurance Group, Inc	77,023
5,660	*	Metropolitan Health Networks, Inc	21,112
2,396	*	MGIC Investment Corp	16,508
4,860	*	Molina Healthcare, Inc	139,968
13,200		Montpelier Re Holdings Ltd	197,075

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

200		National Interstate Corp	$3,964
8,500	*	Phoenix Cos, Inc	17,935
1,361		Platinum Underwriters Holdings Ltd	49,391
2,788	*	PMA Capital Corp (Class A)	18,261
4,116		Selective Insurance Group, Inc	61,164
365		State Auto Financial Corp	5,661
720		Tower Group, Inc	15,502
4,291	*	Triple-S Management Corp (Class B)	79,598
5,557	*	Universal American Financial Corp	80,021
690	*	WellCare Health Plans, Inc	16,381

		TOTAL INSURANCE CARRIERS	1,927,026

LEATHER AND LEATHER PRODUCTS - 0.5%
2,897	*	Steven Madden Ltd	91,313
2,320	*	Timberland Co (Class A)	37,468
2,872		Wolverine World Wide, Inc	72,432

		TOTAL LEATHER AND LEATHER PRODUCTS	201,213

LEGAL SERVICES - 0.2%
1,604	*	Pre-Paid Legal Services, Inc	72,966

		TOTAL LEGAL SERVICES	72,966

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.3%
2,635	*	Emergency Medical Services Corp (Class A)	129,194

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	129,194

METAL MINING - 1.0%
1,199	*	Coeur d’Alene Mines Corp	18,920
26,800	*	Golden Star Resources Ltd	117,384
17,153	*	Hecla Mining Co	89,539
5,360	*	Patriot Coal Corp	62,980
509	*	Rosetta Resources, Inc	10,083
9,900	*	Stillwater Mining Co	115,038
5,368	*	Thompson Creek Metals Co, Inc	46,594

		TOTAL METAL MINING	460,538

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.3%
2,372		Blyth, Inc	80,814
4,308	*	Jakks Pacific, Inc	61,949
600	*	RC2 Corp	9,666

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	152,429

MISCELLANEOUS RETAIL - 2.4%
6,645	*	1-800-FLOWERS.COM, Inc (Class A)	13,689
1,620		Books-A-Million, Inc	9,752
2,783		Cash America International, Inc	95,373
7,229	*	Ezcorp, Inc (Class A)	134,098
1,479	*	HSN, Inc	35,496
4,808	*	Jo-Ann Stores, Inc	180,348
5,702	*	Kirkland’s, Inc	96,221
7,887	*	OfficeMax, Inc	103,004
2,815	*	Overstock.com, Inc	50,867
1,810	*	PC Connection, Inc	10,969
4,580	*	Shutterfly, Inc	109,737
8,617		World Fuel Services Corp	223,525
6,900	*	Zale Corp	10,902

		TOTAL MISCELLANEOUS RETAIL	1,073,981

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

MOTION PICTURES - 0.1%
200	*	Ascent Media Corp (Series A)	$5,052
1,550	*	Carmike Cinemas, Inc	9,393
1,930		Cinemark Holdings, Inc	25,380
1,037		National CineMedia, Inc	17,276

		TOTAL MOTION PICTURES	57,101

NONDEPOSITORY INSTITUTIONS - 1.5%
8,195		Advance America Cash Advance Centers, Inc	33,845
3,700	*	American Capital Ltd	17,834
3,942		Apollo Investment Corp	36,779
6,547		Ares Capital Corp	82,034
11,956	*	Boise, Inc	65,638
2,047	*	Doral Financial Corp	4,995
200	*,b	DVI, Inc	0
900		Hercules Technology Growth Capital, Inc	8,289
6,800		MCG Capital Corp	32,844
500	*	Mercadolibre, Inc	26,275
509		NGP Capital Resources Co	3,650
13,065	*	PHH Corp	248,758
2,890	*	World Acceptance Corp	110,716

		TOTAL NONDEPOSITORY INSTITUTIONS	671,657

OIL AND GAS EXTRACTION - 3.4%
1,400	*	Approach Resources, Inc	9,632
2,856	*	Basic Energy Services, Inc	21,991
4,397	*	Bill Barrett Corp	135,297
13,251	*	Cal Dive International, Inc	77,518
9,994	*	Complete Production Services, Inc	142,915
1,778	*	Contango Oil & Gas Co	79,566
2,363	*	Dawson Geophysical Co	50,261
475	*	Geokinetics, Inc	1,819
3,800	*	Goodrich Petroleum Corp	45,600
6,290	*	Gulfport Energy Corp	74,599
23,600	*	Hercules Offshore, Inc	57,348
1,155	*	Key Energy Services, Inc	10,603
19,647	*	McMoRan Exploration Co	218,279
738		Penn Virginia Corp	14,841
2,800	*	Petroleum Development Corp	71,736
10,382	*	Petroquest Energy, Inc	70,182
10,657	*	Pioneer Drilling Co	60,425
1,800	*	Seahawk Drilling, Inc	17,496
8,177	*	Stone Energy Corp	91,255
1,400	*	Swift Energy Co	37,674
4,610	*	Tetra Technologies, Inc	41,859
2,440	*	TGC Industries, Inc	7,393
1,340	*	Union Drilling, Inc	7,383
13,824		Vaalco Energy, Inc	77,414
1,520	*	Venoco, Inc	25,034
7,747		W&T Offshore, Inc	73,287

		TOTAL OIL AND GAS EXTRACTION	1,521,407

PAPER AND ALLIED PRODUCTS - 1.0%
1,650		Domtar Corporation	81,098
9,886		Glatfelter	107,263

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

5,100	*	Kapstone Paper and Packaging Corp	$56,814
2,997		Rock-Tenn Co (Class A)	148,861
4,400	*	Wausau Paper Corp	29,788

		TOTAL PAPER AND ALLIED PRODUCTS	423,824

PERSONAL SERVICES - 0.4%
1,600		Regis Corp	24,912
1,400	*	Steiner Leisure Ltd	53,816
1,768		Unifirst Corp	77,827

		TOTAL PERSONAL SERVICES	156,555

PETROLEUM AND COAL PRODUCTS - 0.2%
1,900		Alon USA Energy, Inc	12,084
12,568	*	Gran Tierra Energy, Inc	62,337

		TOTAL PETROLEUM AND COAL PRODUCTS	74,421

PRIMARY METAL INDUSTRIES - 0.6%
5,795		Belden CDT, Inc	127,491
1,000	*	Brush Engineered Materials, Inc	19,980
163	*	Horsehead Holding Corp	1,232
2,072		Mueller Industries, Inc	50,971
5,290		Worthington Industries, Inc	68,029

		TOTAL PRIMARY METAL INDUSTRIES	267,703

PRINTING AND PUBLISHING - 0.9%
2,800	*	AH Belo Corp (Class A)	18,592
2,100	*	Consolidated Graphics, Inc	90,804
4,340	*	EW Scripps Co (Class A)	32,246
13,653	*	Journal Communications, Inc (Class A)	54,202
3,898		Scholastic Corp	94,020
4,000	*	Valassis Communications, Inc	126,880

		TOTAL PRINTING AND PUBLISHING	416,744

REAL ESTATE - 0.0%
100		Government Properties Income Trust	2,552

		TOTAL REAL ESTATE	2,552

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 1.3%
5,040		A. Schulman, Inc	95,558
8,180		Cooper Tire & Rubber Co	159,510
1,200	*	Deckers Outdoor Corp	171,444
730	*	Skechers U.S.A., Inc (Class A)	26,660
6,000		Titan International, Inc	59,820
1,380		Tupperware Corp	54,993

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	567,985

SECURITY AND COMMODITY BROKERS - 1.1%
24,993	*	Broadpoint Securities Group, Inc	63,732
2,124		Calamos Asset Management, Inc (Class A)	19,711
2,060		Duff & Phelps Corp	26,018
10,039	*	E*Trade Financial Corp	118,660
2,910		Evercore Partners, Inc (Class A)	67,948
1,100		GAMCO Investors, Inc (Class A)	40,920
3,183	*	Knight Capital Group, Inc (Class A)	43,894
379		Oppenheimer Holdings, Inc	9,077

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,250	*	Piper Jaffray Cos	$40,275
640	*	Stifel Financial Corp	27,770
4,444		SWS Group, Inc	42,218

		TOTAL SECURITY AND COMMODITY BROKERS	500,223

SPECIAL TRADE CONTRACTORS - 1.2%
5,012	*	AsiaInfo Holdings, Inc	109,562
600		Chemed Corp	32,784
7,817		Comfort Systems USA, Inc	75,512
6,432	*	Dycom Industries, Inc	54,994
10,360	*	EMCOR Group, Inc	240,041

		TOTAL SPECIAL TRADE CONTRACTORS	512,893

STONE, CLAY, AND GLASS PRODUCTS - 0.3%
4,720		Apogee Enterprises, Inc	51,118
2,450	*	Cabot Microelectronics Corp	84,745

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	135,863

TEXTILE MILL PRODUCTS - 0.2%
1,600	*	Culp, Inc	17,536
3,934		Oxford Industries, Inc	82,339

		TOTAL TEXTILE MILL PRODUCTS	99,875

TRANSPORTATION BY AIR - 2.0%
7,920	*	Airtran Holdings, Inc	38,412
2,786	*	Alaska Air Group, Inc	125,231
2,329		Allegiant Travel Co	99,425
3,820	*	Atlas Air Worldwide Holdings, Inc	181,450
14,673	*	Hawaiian Holdings, Inc	75,859
23,920	*	JetBlue Airways Corp	131,321
3,400	*	Pinnacle Airlines	18,496
9,380	*	UAL Corp	192,853

		TOTAL TRANSPORTATION BY AIR	863,047

TRANSPORTATION EQUIPMENT - 2.9%
4,320		A.O. Smith Corp	208,180
7,400	*	American Axle & Manufacturing Holdings, Inc	54,242
1,180		American Railcar Industries, Inc	14,254
2,100	*	Arctic Cat, Inc	19,131
6,476	*	ArvinMeritor, Inc	84,836
1,614	*	ATC Technology Corp	26,018
2,333		Brunswick Corp	28,999
7,005	*	Dana Holding Corp	70,050
19,861	*	Force Protection, Inc	81,430
1,000	*	Fuel Systems Solutions, Inc	25,950
22,367	*	GenCorp, Inc	97,967
2,656		Kaman Corp	58,751
1,000	*	Lear Corp	66,200
850	*	LMI Aerospace, Inc	13,405
11,854	*	Orbital Sciences Corp	186,938
890		Polaris Industries, Inc	48,612
5,201		Standard Motor Products, Inc	41,972
1,730	*	Tenneco, Inc	36,434
1,832		Triumph Group, Inc	122,066

		TOTAL TRANSPORTATION EQUIPMENT	1,285,435

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

TRANSPORTATION SERVICES - 0.4%
1,001	*	Dynamex, Inc	$12,212
4,948	*	Hub Group, Inc (Class A)	148,490

		TOTAL TRANSPORTATION SERVICES	160,702

TRUCKING AND WAREHOUSING - 0.7%
3,600		Arkansas Best Corp	74,700
2,448	*	Marten Transport Ltd	50,869
1,100	*	PAM Transportation Services, Inc	16,533
1,010	*	USA Truck, Inc	16,281
7,310		Werner Enterprises, Inc	160,017

		TOTAL TRUCKING AND WAREHOUSING	318,400

WATER TRANSPORTATION - 0.3%
1,060	*	American Commercial Lines, Inc	23,861
4,100	*	Excel Maritime Carriers Ltd	20,992
5,860	*	Genco Shipping & Trading Ltd	87,841
508		International Shipholding Corp	11,242
600	*	Ultrapetrol Bahamas Ltd	2,610

		TOTAL WATER TRANSPORTATION	146,546

WHOLESALE TRADE-DURABLE GOODS - 1.5%
5,877		Agilysys, Inc	39,317
3,720		Applied Industrial Technologies, Inc	94,190
28	*	Beacon Roofing Supply, Inc	505
171	*	Chindex International, Inc	2,143
3,254	*	Insight Enterprises, Inc	42,823
1,314	*	MWI Veterinary Supply, Inc	66,042
8,107		Owens & Minor, Inc	230,076
8,251	*	PSS World Medical, Inc	174,508

		TOTAL WHOLESALE TRADE-DURABLE GOODS	649,604

WHOLESALE TRADE-NONDURABLE GOODS - 1.6%
4,326		Andersons, Inc	140,984
3,470	*	BioScrip, Inc	18,183
2,263	*	Clearwater Paper Corp	123,922
1,406	*	Core-Mark Holding Co, Inc	38,524
1,915	*	Kenneth Cole Productions, Inc (Class A)	21,084
1,000		Nash Finch Co	34,160
4,374		Nu Skin Enterprises, Inc (Class A)	109,044
28		Spartan Stores, Inc	384
430		Tractor Supply Co	26,217
3,278	*	United Stationers, Inc	178,553

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	691,055

		TOTAL COMMON STOCKS (Cost $45,586,862)	44,092,899

		TOTAL INVESTMENTS - 99.9% (Cost $45,586,862)	44,092,899
		OTHER ASSETS & LIABILITIES, NET - 0.1%	24,028

		NET ASSETS - 100.0%	$44,116,927

*	Non-income producing.

b	In bankruptcy.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%
AGRICULTURAL PRODUCTION-CROPS - 0.0%
536	*	Chiquita Brands International, Inc	$6,512
38		Griffin Land & Nurseries, Inc (Class A)	965
101		Limoneira Co	2,198

		TOTAL AGRICULTURAL PRODUCTION-CROPS	9,675

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.0%
200		Cal-Maine Foods, Inc	6,386
586	*	Pilgrim’s Pride Corp	3,850
4		Seaboard Corp	6,040

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	16,276

AGRICULTURAL SERVICES - 0.0%
130	*	Cadiz, Inc	1,569
125		Calavo Growers, Inc	2,245
1,033	*	VCA Antech, Inc	25,577

		TOTAL AGRICULTURAL SERVICES	29,391

AMUSEMENT AND RECREATION SERVICES - 0.7%
656	*	Bally Technologies, Inc	21,248
155		Churchill Downs, Inc	5,084
4,017	*	Electronic Arts, Inc	57,844
338		International Speedway Corp (Class A)	8,707
484	*	Life Time Fitness, Inc	15,386
1,699	*	Live Nation, Inc	17,755
715	*	Madison Square Garden, Inc	14,064
322	*	Multimedia Games, Inc	1,449
807	*	Penn National Gaming, Inc	18,642
793	*	Pinnacle Entertainment, Inc	7,502
164		Speedway Motorsports, Inc	2,224
23,585		Walt Disney Co	742,927
675	*	Warner Music Group Corp	3,281
698	*	WMS Industries, Inc	27,396
251		World Wrestling Entertainment, Inc (Class A)	3,906

		TOTAL AMUSEMENT AND RECREATION SERVICES	947,415

APPAREL AND ACCESSORY STORES - 0.8%
1,092		Abercrombie & Fitch Co (Class A)	33,513
1,127	*	Aeropostale, Inc	32,277
1,343	*	American Apparel, Inc	2,458
2,498		American Eagle Outfitters, Inc	29,352
671	*	AnnTaylor Stores Corp	10,917
380		Bebe Stores, Inc	2,432
482		Brown Shoe Co, Inc	7,317
310		Buckle, Inc	10,050
695	*	Carter’s, Inc	18,244
514	*	Casual Male Retail Group, Inc	1,758
325		Cato Corp (Class A)	7,157
1,400	*	Charming Shoppes, Inc	5,250
2,122		Chico’s FAS, Inc	20,965
335	*	Children’s Place Retail Stores, Inc	14,747
390		Christopher & Banks Corp	2,414
243	*	Citi Trends, Inc	8,004
733	*	Collective Brands, Inc	11,581
59	*	Destination Maternity Corp	1,493
719	*	Dress Barn, Inc	17,119
200	*	DSW, Inc (Class A)	4,492
189	*	Express Parent LLC	3,094

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

681		Finish Line, Inc (Class A)	$9,486
1,799		Foot Locker, Inc	22,703
5,533		Gap, Inc	107,672
450		Hot Topic, Inc	2,286
665	*	J Crew Group, Inc	24,479
233	*	JOS A Bank Clothiers, Inc	12,580
3,696	*	Kohl’s Corp	175,561
3,240		Limited Brands, Inc	71,507
512	*	New York & Co, Inc	1,172
1,992		Nordstrom, Inc	64,122
886	*	Pacific Sunwear Of California, Inc	2,835
1,475		Ross Stores, Inc	78,603
180	*	Rue21, Inc	5,461
66	*	Shoe Carnival, Inc	1,354
411		Stage Stores, Inc	4,389
846	*	Talbots, Inc	8,722
4,913		TJX Companies, Inc	206,101
399	*	Under Armour, Inc (Class A)	13,219
1,468	*	Urban Outfitters, Inc	50,485
1,045	*	Wet Seal, Inc (Class A)	3,814

		TOTAL APPAREL AND ACCESSORY STORES	1,111,185

APPAREL AND OTHER TEXTILE PRODUCTS - 0.4%
137		Columbia Sportswear Co	6,394
205	*	G-III Apparel Group Ltd	4,692
756		Guess ?, Inc	23,617
353	*	Gymboree Corp	15,077
1,141	*	Hanesbrands, Inc	27,452
488	*	Joe’s Jeans, Inc	966
1,084		Jones Apparel Group, Inc	17,181
1,307	*	Liz Claiborne, Inc	5,516
300	*	Maidenform Brands, Inc	6,108
4,334		Nike, Inc (Class B)	292,763
680		Phillips-Van Heusen Corp	31,464
663		Polo Ralph Lauren Corp (Class A)	48,372
1,598	*	Quiksilver, Inc	5,913
304	*	True Religion Apparel, Inc	6,709
1,068		VF Corp	76,020
515	*	Warnaco Group, Inc	18,612

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	586,856

AUTO REPAIR, SERVICES AND PARKING - 0.1%
100	*	Amerco, Inc	5,505
347	*	Dollar Thrifty Automotive Group, Inc	14,786
2,251	*	Hertz Global Holdings, Inc	21,294
251	*	Midas, Inc	1,925
241		Monro Muffler, Inc	9,527
655		Ryder System, Inc	26,350
189	*	Standard Parking Corp	2,992
465	*	Wright Express Corp	13,811

		TOTAL AUTO REPAIR, SERVICES AND PARKING	96,190

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.2%
1,059		Advance Auto Parts	53,141
122	*	America’s Car-Mart, Inc	2,761
359	*	Asbury Automotive Group, Inc	3,784
877	*	Autonation, Inc	17,102
335	*	Autozone, Inc	64,729
2,687	*	Carmax, Inc	53,471
898	*	Copart, Inc	32,157
205		Lithia Motors, Inc (Class A)	1,267
257	*	MarineMax, Inc	1,784
1,637	*	O’Reilly Automotive, Inc	77,855
500	*	Penske Auto Group, Inc	5,680

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

333	*	Rush Enterprises, Inc (Class A)	$4,449
481	*	Sonic Automotive, Inc (Class A)	4,117
150	*	US Auto Parts Network, Inc	900

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	323,197

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.7%
1,363	*	Builders FirstSource, Inc	3,271
1,593		Fastenal Co	79,953
20,394		Home Depot, Inc	572,460
17,377		Lowe’s Cos, Inc	354,838
278	*	Lumber Liquidators, Inc	6,486

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,017,008

BUSINESS SERVICES - 7.2%
215	*	3D Systems Corp	2,698
873		Aaron Rents, Inc	14,902
549		ABM Industries, Inc	11,502
392	*	Acacia Research (Acacia Technologies)	5,578
400	*	ACI Worldwide, Inc	7,788
6,249		Activision Blizzard, Inc	65,552
620	*	Actuate Corp	2,759
820	*	Acxiom Corp	12,046
335		Administaff, Inc	8,094
6,341	*	Adobe Systems, Inc	167,593
187	*	Advent Software, Inc	8,782
532		Aircastle Ltd	4,176
2,075	*	Akamai Technologies, Inc	84,183
642	*	Alliance Data Systems Corp	38,212
2,552	*	Amdocs Ltd	68,521
412	*	American Reprographics Co	3,597
276	*	American Software, Inc (Class A)	1,275
357	*	AMN Healthcare Services, Inc	2,670
224	*	Ancestry.com, Inc	3,947
1,083	*	Ansys, Inc	43,937
318	*	APAC Customer Services, Inc	1,813
361		Arbitron, Inc	9,252
297	*	ArcSight, Inc	6,650
1,084	*	Ariba, Inc	17,268
1,879	*	Art Technology Group, Inc	6,426
756	*	Aspen Technology, Inc	8,233
96	*	Asset Acceptance Capital Corp	397
404	*	athenahealth, Inc	10,557
2,757	*	Autodesk, Inc	67,161
6,118		Automatic Data Processing, Inc	246,311
1,259	*	Avis Budget Group, Inc	12,363
97		Barrett Business Services, Inc	1,203
574		BGC Partners, Inc (Class A)	2,933
538		Blackbaud, Inc	11,712
426	*	Blackboard, Inc	15,903
479	*	Blue Coat Systems, Inc	9,786
2,184	*	BMC Software, Inc	75,632
300	*	Bottomline Technologies, Inc	3,909
1,271	*	BPZ Energy, Inc	5,275
586		Brady Corp (Class A)	14,603
550		Brink’s Co	10,467
4,682		CA, Inc	86,149
372	*	CACI International, Inc (Class A)	15,803
3,247	*	Cadence Design Systems, Inc	18,800
232	*	CAI International, Inc	2,761
202	*	Capella Education Co	16,433
534	*	Cavium Networks, Inc	13,985
854	*	CBIZ, Inc	5,431
1,213	*	CDC Corp	2,523

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

829	*	Cerner Corp	$62,913
834	*	Ciber, Inc	2,310
2,238	*	Citrix Systems, Inc	94,511
400	*	Clear Channel Outdoor Holdings, Inc (Class A)	3,472
118	*	Clinical Data, Inc	1,468
706	*	Cogent Communications Group, Inc	5,351
633	*	Cogent, Inc	5,703
459		Cognex Corp	8,069
3,617	*	Cognizant Technology Solutions Corp (Class A)	181,067
487	*	Commvault Systems, Inc	10,958
398		Compass Diversified Trust	5,337
283	*	Compellent Technologies, Inc	3,430
185		Computer Programs & Systems, Inc	7,570
1,859		Computer Sciences Corp	84,120
174	*	Computer Task Group, Inc	1,124
2,948	*	Compuware Corp	23,525
491	*	Concur Technologies, Inc	20,956
342	*	Constant Contact, Inc	7,295
1,260	*	Convergys Corp	12,361
248	*	CoStar Group, Inc	9,622
485	*	CSG Systems International, Inc	8,890
843	*	Cybersource Corp	21,522
485	*	DealerTrack Holdings, Inc	7,978
235	*	Deltek, Inc	1,960
567		Deluxe Corp	10,631
187	*	Dice Holdings, Inc	1,294
453	*	Digital River, Inc	10,831
259	*	DivX, Inc	1,984
85	*	DMRC Corp	1,594
202	*	Double-Take Software, Inc	2,119
426		DST Systems, Inc	15,396
112	*	DynaVox, Inc	1,793
299	*	DynCorp International, Inc (Class A)	5,238
1,405		Earthlink, Inc	11,184
13,882	*	eBay, Inc	272,226
322	*	Ebix, Inc	5,049
330	*	Echelon Corp	2,419
673	*	Eclipsys Corp	12,006
248		Electro Rent Corp	3,172
630	*	Electronics for Imaging, Inc	6,143
698	*	Epicor Software Corp	5,577
405	*	EPIQ Systems, Inc	5,237
1,500		Equifax, Inc	42,090
250	*	ExlService Holdings, Inc	4,293
2,472		Expedia, Inc	46,424
965	*	F5 Networks, Inc	66,170
586		Factset Research Systems, Inc	39,256
602		Fair Isaac Corp	13,118
313	*	FalconStor Software, Inc	826
3,996		Fidelity National Information Services, Inc	107,173
1,837	*	Fiserv, Inc	83,877
178	*	Forrester Research, Inc	5,386
882	*	Gartner, Inc	20,507
299	*	Gerber Scientific, Inc	1,600
483	*	Global Cash Access, Inc	3,482
192	*	Global Sources Ltd	1,505
2,934	*	Google, Inc (Class A)	1,305,482
334	*	H&E Equipment Services, Inc	2,502
476	*	Hackett Group, Inc	1,338
550		Healthcare Services Group	10,423
451		Heartland Payment Systems, Inc	6,693
114	*	HeartWare International, Inc	7,988
200		Heidrick & Struggles International, Inc	4,564
335	*	HMS Holdings Corp	18,164
376	*	Hudson Highland Group, Inc	1,654

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

543	*	Hypercom Corp	$2,520
213		iGate Corp	2,731
571	*	IHS, Inc (Class A)	33,358
467	*	infoGROUP, Inc	3,727
1,047	*	Informatica Corp	25,002
367	*	Infospace, Inc	2,760
259	*	Innerworkings, Inc	1,769
174	*	Integral Systems, Inc	1,105
439		Interactive Data Corp	14,654
144	*	Interactive Intelligence, Inc	2,366
538	*	Internap Network Services Corp	2,243
333	*	Internet Brands, Inc (Class A)	3,440
405	*	Internet Capital Group, Inc	3,078
5,779	*	Interpublic Group of Cos, Inc	41,204
3,377	*	Intuit, Inc	117,418
377	*	inVentiv Health, Inc	9,651
2,177		Iron Mountain, Inc	48,895
1,014		Jack Henry & Associates, Inc	24,214
480	*	JDA Software Group, Inc	10,550
6,334	*	Juniper Networks, Inc	144,542
300	*	Kelly Services, Inc (Class A)	4,461
276	*	Kenexa Corp	3,312
168		Keynote Systems, Inc	1,515
366	*	Kforce, Inc	4,667
298	*	Knot, Inc	2,318
500	*	Korn/Ferry International	6,950
736	*	Lamar Advertising Co (Class A)	18,047
1,649	*	Lawson Software, Inc	12,038
884	*	Limelight Networks, Inc	3,881
704	*	Lionbridge Technologies	3,217
163	*	Liquidity Services, Inc	2,112
493	*	Liveperson, Inc	3,382
201	*	Local.com Corp	1,375
179	*	LogMeIn, Inc	4,695
629	*	Magma Design Automation, Inc	1,786
311	*	Manhattan Associates, Inc	8,568
938		Manpower, Inc	40,503
292	*	Mantech International Corp (Class A)	12,430
206		Marchex, Inc (Class B)	793
102	*	Marlin Business Services Corp	1,233
1,172		Mastercard, Inc (Class A)	233,849
1,903	*	McAfee, Inc	58,460
231	*	Medidata Solutions, Inc	3,578
1,291	*	Mentor Graphics Corp	11,425
92,243		Microsoft Corp	2,122,510
100	*	MicroStrategy, Inc (Class A)	7,509
529	*	ModusLink Global Solutions, Inc	3,190
991	*	MoneyGram International, Inc	2,428
165	*	Monotype Imaging Holdings, Inc	1,487
1,517	*	Monster Worldwide, Inc	17,673
2,471		Moody’s Corp	49,222
2,786	*	Move, Inc	5,711
74	*	NCI, Inc (Class A)	1,671
2,098	*	NCR Corp	25,428
481	*	NetFlix, Inc	52,261
341	*	Netscout Systems, Inc	4,849
201	*	NetSuite, Inc	2,541
357	*	Network Equipment Technologies, Inc	1,246
612		NIC, Inc	3,923
4,067	*	Novell, Inc	23,101
2,735	*	Nuance Communications, Inc	40,888
3,697		Omnicom Group, Inc	126,807
282	*	On Assignment, Inc	1,418
222	*	Online Resources Corp	921

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

190	*	OpenTable, Inc	$7,879
155		Opnet Technologies, Inc	2,277
45,874		Oracle Corp	984,455
1,404	*	Parametric Technology Corp	22,001
237	*	PC-Tel, Inc	1,194
268	*	PDF Solutions, Inc	1,286
162		Pegasystems, Inc	5,202
320	*	Perficient, Inc	2,851
557	*	Phase Forward, Inc	9,291
205	*	Portfolio Recovery Associates, Inc	13,690
762	*	Premiere Global Services, Inc	4,831
476	*	Progress Software Corp	14,294
147	*	PROS Holdings, Inc	956
108		QAD, Inc	446
226		Quality Systems, Inc	13,106
719	*	Quest Software, Inc	12,971
124	*	QuinStreet, Inc	1,427
1,165	*	Rackspace Hosting, Inc	21,366
353	*	Radiant Systems, Inc	5,104
187	*	Radisys Corp	1,780
1,196	*	RealNetworks, Inc	3,947
2,323	*	Red Hat, Inc	67,228
100		Renaissance Learning, Inc	1,469
793	*	Rent-A-Center, Inc	16,066
200	*	RightNow Technologies, Inc	3,138
1,798		Robert Half International, Inc	42,343
515		Rollins, Inc	10,655
127	*	Rosetta Stone, Inc	2,916
820	*	RSC Holdings, Inc	5,059
792	*	S1 Corp	4,760
286	*	Saba Software, Inc	1,473
1,389	*	Salesforce.com, Inc	119,204
1,239		Sapient Corp	12,563
527	*	Smith Micro Software, Inc	5,012
424	*	SolarWinds, Inc	6,801
660	*	SonicWALL, Inc	7,755
3,028	*	Sonus Networks, Inc	8,206
810		Sotheby’s (Class A)	18,525
328	*	Sourcefire, Inc	6,232
624	*	Spherion Corp	3,407
501	*	SRA International, Inc (Class A)	9,855
154	*	SS&C Technologies Holdings, Inc	2,469
234	*	Stratasys, Inc	5,747
759	*	SuccessFactors, Inc	15,780
513	*	SupportSoft, Inc	2,134
369	*	SXC Health Solutions Corp	27,029
1,050	*	Sybase, Inc	67,893
460	*	SYKES Enterprises, Inc	6,546
9,625	*	Symantec Corp	133,595
203	*	Synchronoss Technologies, Inc	3,851
233	*	SYNNEX Corp	5,969
1,849	*	Synopsys, Inc	38,589
140		Syntel, Inc	4,753
925		Take-Two Interactive Software, Inc	8,325
200		TAL International Group, Inc	4,494
481	*	Taleo Corp (Class A)	11,683
177	*	TechTarget, Inc	952
455	*	TeleTech Holdings, Inc	5,865
112		Textainer Group Holdings Ltd	2,704
787	*	THQ, Inc	3,400
2,110	*	TIBCO Software, Inc	25,447
207	*	Tier Technologies, Inc	1,259
303	*	TNS, Inc	5,284
1,957		Total System Services, Inc	26,615

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

359	*	TradeStation Group, Inc	$2,423
550	*	TrueBlue, Inc	6,155
295	*	Ultimate Software Group, Inc	9,694
181	*	Unica Corp	1,734
586	*	Unisys Corp	10,835
1,056		United Online, Inc	6,083
747	*	United Rentals, Inc	6,962
1,094	*	Valueclick, Inc	11,695
248	*	Vasco Data Security International	1,530
2,200	*	VeriSign, Inc	58,410
263		Viad Corp	4,642
385		VirnetX Holding Corp	2,279
156	*	Virtusa Corp	1,455
5,622		Visa, Inc (Class A)	397,756
867	*	VMware, Inc (Class A)	54,266
202	*	Vocus, Inc	3,087
150	*	Volt Information Sciences, Inc	1,260
947	*	Wave Systems Corp	3,068
648	*	WebMD Health Corp (Class A)	30,087
564	*	Websense, Inc	10,660
16,554	*	Yahoo!, Inc	228,942

		TOTAL BUSINESS SERVICES	10,198,504

CHEMICALS AND ALLIED PRODUCTS - 10.8%
18,589		Abbott Laboratories	869,593
75	*	Abraxis Bioscience, Inc	5,565
457	*	Acorda Therapeutics, Inc	14,217
2,557		Air Products & Chemicals, Inc	165,719
276	*	Albany Molecular Research, Inc	1,427
1,104		Albemarle Corp	43,840
1,031		Alberto-Culver Co	27,930
1,079	*	Alexion Pharmaceuticals, Inc	55,234
463	*	Alexza Pharmaceuticals, Inc	1,259
1,288	*	Alkermes, Inc	16,036
955	*	Allos Therapeutics, Inc	5,854
434	*	Alnylam Pharmaceuticals, Inc	6,519
252	*	AMAG Pharmaceuticals, Inc	8,656
241		American Vanguard Corp	1,911
11,537	*	Amgen, Inc	606,846
297		Arch Chemicals, Inc	9,130
249	*	Ardea Biosciences, Inc	5,119
955	*	Arena Pharmaceuticals, Inc	2,932
364	*	Arqule, Inc	1,565
600	*	Array Biopharma, Inc	1,830
934		Ashland, Inc	43,356
567	*	Auxilium Pharmaceuticals, Inc	13,325
745	*	AVANIR Pharmaceuticals, Inc	1,915
1,360		Avery Dennison Corp	43,697
937	*	AVI BioPharma, Inc	1,509
5,158		Avon Products, Inc	136,687
331		Balchem Corp	8,275
572	*	BioCryst Pharmaceuticals, Inc	3,381
125	*	Biodel, Inc	473
3,216	*	Biogen Idec, Inc	152,599
1,203	*	BioMarin Pharmaceuticals, Inc	22,809
528	*	BioMimetic Therapeutics, Inc	5,871
794	*	Biosante Pharmaceuticals, Inc	1,397
45	*	Biospecifics Technologies Corp	895
252	*	Biotime, Inc	1,552
20,708		Bristol-Myers Squibb Co	516,458
793		Cabot Corp	19,119
480	*	Cadence Pharmaceuticals, Inc	3,365

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

730	*	Calgon Carbon Corp	$9,665
206	*	Cambrex Corp	649
1,861		Celanese Corp (Series A)	46,358
5,551	*	Celgene Corp	282,102
175	*	Celldex Therapeutics, Inc	798
908	*	Cephalon, Inc	51,529
857		CF Industries Holdings, Inc	54,377
799	*	Charles River Laboratories International, Inc	27,334
325	*	Chelsea Therapeutics International, Inc	952
853		Church & Dwight Co, Inc	53,492
1,696		Clorox Co	105,423
5,907		Colgate-Palmolive Co	465,235
804	*	Combinatorx, Inc	1,166
104	*	Compound partnering business	1,057
805	*	Cubist Pharmaceuticals, Inc	16,583
754	*	Curis, Inc	1,048
565	*	Cypress Bioscience, Inc	1,300
584		Cytec Industries, Inc	23,354
530	*	Cytokinetics, Inc	1,256
335	*	Cytori Therapeutics, Inc	1,166
1,260	*	Cytrx	970
1,657	*	Dendreon Corp	53,571
13,886		Dow Chemical Co	329,376
10,913		Du Pont (E.I.) de Nemours & Co	377,481
698	*	Durect Corp	1,696
859	*	Dynavax Technologies Corp	1,598
868		Eastman Chemical Co	46,316
2,809		Ecolab, Inc	126,152
12,249		Eli Lilly & Co	410,342
350	*	Elizabeth Arden, Inc	5,082
220	*	Emergent Biosolutions, Inc	3,595
551	*	Enzon Pharmaceuticals, Inc	5,868
1,327		Estee Lauder Cos (Class A)	73,954
218	*	Eurand NV	2,112
204		Female Health Co	1,059
1,134	*	Ferro Corp	8,358
876		FMC Corp	50,309
3,641	*	Forest Laboratories, Inc	99,873
3,214	*	Genzyme Corp	163,175
403	*	Georgia Gulf Corp	5,376
1,012	*	Geron Corp	5,080
10,719	*	Gilead Sciences, Inc	367,447
605		H.B. Fuller Co	11,489
867	*	Halozyme Therapeutics, Inc	6,104
107		Hawkins, Inc	2,577
118	*	Hi-Tech Pharmacal Co, Inc	2,703
1,998	*	Hospira, Inc	114,785
2,255	*	Human Genome Sciences, Inc	51,098
2,218		Huntsman Corp	19,230
431	*	Idenix Pharmaceuticals, Inc	2,155
720	*	Idexx Laboratories, Inc	43,848
866	*	Immucor, Inc	16,497
811	*	Immunogen, Inc	7,518
738	*	Impax Laboratories, Inc	14,066
620	*	Inhibitex, Inc	1,581
229		Innophos Holdings, Inc	5,972
708	*	Inspire Pharmaceuticals, Inc	3,533
140		Inter Parfums, Inc	1,992
464	*	InterMune, Inc	4,338
957		International Flavors & Fragrances, Inc	40,596
1,041	*	Inverness Medical Innovations, Inc	27,753
187	*	Jazz Pharmaceuticals, Inc	1,464
33,215		Johnson & Johnson	1,961,678
162		Kaiser Aluminum Corp	5,617

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

618	*	Keryx Biopharmaceuticals, Inc	$2,262
2,997	*	King Pharmaceuticals, Inc	22,747
75		KMG Chemicals, Inc	1,077
239		Koppers Holdings, Inc	5,373
230	*	Landec Corp	1,355
1,382	*	Ligand Pharmaceuticals, Inc (Class B)	2,018
821		Lubrizol Corp	65,935
641	*	MannKind Corp	4,096
94	*	MAP Pharmaceuticals, Inc	1,233
400		Martek Biosciences Corp	9,484
547	*	Medicines Co	4,163
709		Medicis Pharmaceutical Corp (Class A)	15,513
152	*	Medifast, Inc	3,938
358	*	Medivation, Inc	3,165
37,553		Merck & Co, Inc	1,313,228
489		Meridian Bioscience, Inc	8,313
964	*	Micromet, Inc	6,015
246		Minerals Technologies, Inc	11,695
571	*	Momenta Pharmaceuticals, Inc	7,000
6,569		Monsanto Co	303,619
1,905		Mosaic Co	74,257
3,666	*	Mylan Laboratories, Inc	62,469
612	*	Nabi Biopharmaceuticals	3,329
1,559		Nalco Holding Co	31,897
650	*	NBTY, Inc	22,107
516	*	Neuralstem, Inc	1,290
559	*	Neurocrine Biosciences, Inc	3,130
410	*	NeurogesX, Inc	2,718
125		NewMarket Corp	10,915
113		NL Industries, Inc	689
765	*	Novavax, Inc	1,660
709	*	NPS Pharmaceuticals, Inc	4,566
127	*	Nutraceutical International Corp	1,938
203	*	Obagi Medical Products, Inc	2,399
943		Olin Corp	17,059
346	*	OM Group, Inc	8,256
215	*	Omeros Corp	1,595
511	*	Omnova Solutions, Inc	3,991
797	*	Onyx Pharmaceuticals, Inc	17,207
1,089	*	Opko Health, Inc	2,461
348	*	Optimer Pharmaceuticals, Inc	3,226
360	*	OraSure Technologies, Inc	1,667
224	*	Orexigen Therapeutics, Inc	941
170	*	Osiris Therapeutics, Inc	988
1,587	*	Pactiv Corp	44,198
300	*	Pain Therapeutics, Inc	1,668
424	*	Par Pharmaceutical Cos, Inc	11,007
647	*	Parexel International Corp	14,027
1,837		PDL BioPharma, Inc	10,324
617	*	Peregrine Pharmaceuticals, Inc	1,327
960		Perrigo Co	56,707
278		PetMed Express, Inc	4,948
97,139		Pfizer, Inc	1,385,202
468	*	Pharmacyclics, Inc	3,117
351	*	Pharmasset, Inc	9,596
373	*	PharMerica Corp	5,468
1,112	*	PolyOne Corp	9,363
322	*	Pozen, Inc	2,257
2,003		PPG Industries, Inc	121,001
3,684		Praxair, Inc	279,947
400	*	Prestige Brands Holdings, Inc	2,832
34,682		Procter & Gamble Co	2,080,225
300	*	Progenics Pharmaceuticals, Inc	1,644
622	*,m	Questcor Pharmaceuticals, Inc	6,351

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

333	*	Quidel Corp	$4,226
238	*	Revlon, Inc (Class A)	2,656
616	*	Rockwood Holdings, Inc	13,977
1,552		RPM International, Inc	27,688
722	*	Salix Pharmaceuticals Ltd	28,180
630	*	Santarus, Inc	1,562
450	*	Sciclone Pharmaceuticals, Inc	1,197
554		Scotts Miracle-Gro Co (Class A)	24,603
1,012	*	Seattle Genetics, Inc	12,134
600		Sensient Technologies Corp	15,558
1,110		Sherwin-Williams Co	76,801
310	*	SIGA Technologies, Inc	2,387
1,461		Sigma-Aldrich Corp	72,802
1,458	*	Solutia, Inc	19,100
354	*	Somaxon Pharmaceuticals, Inc	1,274
394	*	Spectrum Pharmaceuticals, Inc	1,544
1,224	*	StemCells, Inc	1,151
100		Stepan Co	6,843
703	*	SuperGen, Inc	1,420
147	*	SurModics, Inc	2,412
286	*	Targacept, Inc	5,528
96	*	Texas Petrochemicals, Inc	1,594
750	*	Theravance, Inc	9,428
377	*	Ulta Salon Cosmetics & Fragrance, Inc	8,920
1,020	*	Unifi, Inc	3,896
596	*	United Therapeutics Corp	29,091
92	*	USANA Health Sciences, Inc	3,361
1,472	*	USEC, Inc	7,007
713	*	Valeant Pharmaceuticals International	37,283
1,208		Valspar Corp	36,385
317	*	Vanda Pharmaceuticals, Inc	2,095
2,471	*	Vertex Pharmaceuticals, Inc	81,296
423	*	Vical, Inc	1,311
931	*	Viropharma, Inc	10,437
174	*	Vitacost.com, Inc	1,564
1,080	*	Warner Chilcott plc	24,678
1,347	*	Watson Pharmaceuticals, Inc	54,648
220		Westlake Chemical Corp	4,085
878	*	WR Grace & Co	18,473
288	*	Xenoport, Inc	2,825
599	*	ZIOPHARM Oncology, Inc	1,905
405	*	Zymogenetics, Inc	1,709

		TOTAL CHEMICALS AND ALLIED PRODUCTS	15,247,320

COAL MINING - 0.3%
1,446	*	Alpha Natural Resources, Inc	48,976
1,955		Arch Coal, Inc	38,729
377	*	Cloud Peak Energy, Inc	4,999
2,719		Consol Energy, Inc	91,793
1,568	*	International Coal Group, Inc	6,037
420	*	James River Coal Co	6,686
192	*	L&L Energy, Inc	1,651
1,203		Massey Energy Co	32,902
3,235		Peabody Energy Corp	126,586

		TOTAL COAL MINING	358,359

COMMUNICATIONS - 4.1%
271	*	AboveNet, Inc	12,786
743		Adtran, Inc	20,262
463		Alaska Communications Systems Group, Inc	3,931
4,858	*	American Tower Corp (Class A)	216,181

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

356	*	Anixter International, Inc	$15,166
1,288	*	AOL, Inc	26,778
878	*	Aruba Networks, Inc	12,503
71,163		AT&T, Inc	1,721,432
105		Atlantic Tele-Network, Inc	4,337
200	*	Audiovox Corp (Class A)	1,470
840	*	Brightpoint, Inc	5,880
2,863		Cablevision Systems Corp (Class A)	68,741
277	*	Cbeyond Communications, Inc	3,463
8,189		CBS Corp (Class B)	105,884
463	*	Central European Media Enterprises Ltd (Class A)	9,214
3,619		CenturyTel, Inc	120,549
3,005	*	Cincinnati Bell, Inc	9,045
1,803	*	Clearwire Corp (Class A)	13,126
33,918		Comcast Corp (Class A)	589,155
305		Consolidated Communications Holdings, Inc	5,188
3,497	*	Crown Castle International Corp	130,298
200	*	Crown Media Holdings, Inc (Class A)	352
300	*	DG FastChannel, Inc	9,774
334	*	DigitalGlobe, Inc	8,784
10,711	*	DIRECTV	363,316
2,532		DISH Network Corp (Class A)	45,956
285	*	Entercom Communications Corp (Class A)	2,514
599	*	Entravision Communications Corp (Class A)	1,264
542	*	Equinix, Inc	44,021
568	*	FiberTower Corp	2,681
52		Fisher Communications, Inc	876
3,782		Frontier Communications Corp	26,890
464	*	General Communication, Inc (Class A)	3,522
264	*	GeoEye, Inc	8,221
358	*	Global Crossing Ltd	3,784
998		Global Payments, Inc	36,467
869	*	Globalstar, Inc	1,338
591	*	Gray Television, Inc	1,424
71	*	Hughes Communications, Inc	1,727
1,091	*	IAC/InterActiveCorp	23,969
1,150	*	ICO Global Communications Holdings Ltd (Class A)	1,852
164	*	IDT Corp (Class B)	2,091
592	*	j2 Global Communications, Inc	12,929
284	*	Knology, Inc	3,104
192	*	Kratos Defense & Security Solutions, Inc	2,016
710	*	Leap Wireless International, Inc	9,216
19,656	*	Level 3 Communications, Inc	21,425
3,064	*	Liberty Global, Inc (Class A)	79,633
968	*	Liberty Media Corp - Capital (Series A)	40,569
638	*	Liberty Media Corp - Starz	33,074
7,198	*	Liberty Media Holding Corp (Interactive A)	75,579
341	*	Lin TV Corp (Class A)	1,845
562	*	Lodgenet Entertainment Corp	2,085
573	*	Mastec, Inc	5,386
493	*	Mediacom Communications Corp (Class A)	3,313
3,026	*	MetroPCS Communications, Inc	24,783
874	*	NeuStar, Inc (Class A)	18,022
391	*	Neutral Tandem, Inc	4,399
2,003	*	NII Holdings, Inc (Class B)	65,138
435	*	Novatel Wireless, Inc	2,497
363		NTELOS Holdings Corp	6,244
1,409	*	PAETEC Holding Corp	4,805
28		Preformed Line Products Co	783
20,325		Qwest Communications International, Inc	106,706
429	*	RCN Corp	6,353
423	*	SAVVIS, Inc	6,239
1,392	*	SBA Communications Corp (Class A)	47,342
364		Shenandoah Telecom Co	6,457

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

540	*	Sinclair Broadcast Group, Inc (Class A)	$3,148
35,612	*	Sprint Nextel Corp	150,995
823	*	Syniverse Holdings, Inc	16,830
370	*	TeleCommunication Systems, Inc (Class A)	1,532
1,017		Telephone & Data Systems, Inc	30,907
704	*	Terremark Worldwide, Inc	5,498
4,280		Time Warner Cable, Inc	222,902
1,259	*	TiVo, Inc	9,291
200	*	US Cellular Corp	8,230
250		USA Mobility, Inc	3,230
34,041		Verizon Communications, Inc	953,828
1,236	*	Vonage Holdings Corp	2,843
5,817		Windstream Corp	61,428

		TOTAL COMMUNICATIONS	5,746,816

DEPOSITORY INSTITUTIONS - 7.1%
180		1st Source Corp	3,046
266	*	1st United Bancorp, Inc	1,958
278		Abington Bancorp, Inc	2,424
51		Alliance Financial Corp	1,418
71		American National Bankshares, Inc	1,519
283		Ameris Bancorp	2,737
77		Ames National Corp	1,505
103		Arrow Financial Corp	2,379
2,146		Associated Banc-Corp	26,310
951		Astoria Financial Corp	13,086
130		Bancfirst Corp	4,744
298		Banco Latinoamericano de Exportaciones S.A. (Class E)	3,722
46		Bancorp Rhode Island, Inc	1,205
1,007		Bancorpsouth, Inc	18,005
838		Bank Mutual Corp	4,760
120,828		Bank of America Corp	1,736,298
578		Bank of Hawaii Corp	27,946
61		Bank of Marin Bancorp	1,948
14,607		Bank of New York Mellon Corp	360,647
221		Bank of the Ozarks, Inc	7,839
300		BankFinancial Corp	2,493
8,332		BB&T Corp	219,215
392	*	Beneficial Mutual Bancorp, Inc	3,873
165		Berkshire Hills Bancorp, Inc	3,214
87	*	BofI Holding, Inc	1,228
290		BOK Financial Corp	13,766
826		Boston Private Financial Holdings, Inc	5,311
75		Bridge Bancorp, Inc	1,821
668		Brookline Bancorp, Inc	5,932
86		Bryn Mawr Bank Corp	1,443
87		Camden National Corp	2,390
101		Capital City Bank Group, Inc	1,250
239		Capitol Federal Financial	7,925
286		Cardinal Financial Corp	2,643
75		Cass Information Systems, Inc	2,569
1,028		Cathay General Bancorp	10,619
431	*	Center Financial	2,220
261		Centerstate Banks of Florida, Inc	2,633
168		Century Bancorp, Inc	3,703
294		Chemical Financial Corp	6,403
254,446	*	Citigroup, Inc	956,717
101		Citizens & Northern Corp	1,081
5,368	*	Citizens Republic Bancorp, Inc	4,563
262		City Holding Co	7,305
554		City National Corp	28,381
112		Clifton Savings Bancorp, Inc	969

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

105		CNB Financial Corp	$1,153
395		CoBiz, Inc	2,603
490		Columbia Banking System, Inc	8,947
2,124		Comerica, Inc	78,227
827		Commerce Bancshares, Inc	29,764
400		Community Bank System, Inc	8,812
182		Community Trust Bancorp, Inc	4,568
632		Cullen/Frost Bankers, Inc	32,485
933		CVB Financial Corp	8,864
309		Dime Community Bancshares	3,810
300	*	Dollar Financial Corp	5,937
118	*	Eagle Bancorp, Inc	1,390
1,835		East West Bancorp, Inc	27,984
90		Enterprise Financial Services Corp	868
110		ESB Financial Corp	1,436
197		ESSA Bancorp, Inc	2,425
589	*	Euronet Worldwide, Inc	7,533
9,574		Fifth Third Bancorp	117,664
126		Financial Institutions, Inc	2,238
174		First Bancorp (NC)	2,521
1,292		First Bancorp (Puerto Rico)	685
107		First Bancorp, Inc	1,405
625		First Busey Corp	2,831
70		First Citizens Bancshares, Inc (Class A)	13,463
1,229		First Commonwealth Financial Corp	6,452
189		First Community Bancshares, Inc	2,776
747		First Financial Bancorp	11,168
299		First Financial Bankshares, Inc	14,379
188		First Financial Corp	4,852
133		First Financial Holdings, Inc	1,523
2,697	*	First Horizon National Corp	30,885
149		First Interstate Bancsystem, Inc	2,344
557		First Merchants Corp	4,723
893		First Midwest Bancorp, Inc	10,859
2,512		First Niagara Financial Group, Inc	31,475
66		First of Long Island Corp	1,697
88		First South Bancorp, Inc	934
1,217		FirstMerit Corp	20,847
552	*	Flagstar Bancorp, Inc	1,733
358		Flushing Financial Corp	4,378
1,179		FNB Corp	9,467
2,104		Fulton Financial Corp	20,304
133		German American Bancorp, Inc	2,035
860		Glacier Bancorp, Inc	12,616
135		Great Southern Bancorp, Inc	2,742
145	*	Greene County Bancshares, Inc	1,852
365		Hancock Holding Co	12,176
158		Heartland Financial USA, Inc	2,730
121	*	Heritage Financial Corp	1,811
106	*	Home Bancorp, Inc	1,368
266		Home Bancshares, Inc	6,067
199		Home Federal Bancorp, Inc	2,513
5,693		Hudson City Bancorp, Inc	69,682
142		Hudson Valley Holding Corp	3,283
8,705		Huntington Bancshares, Inc	48,226
323		IBERIABANK Corp	16,628
252		Independent Bank Corp	6,219
674		International Bancshares Corp	11,249
579	*	Investors Bancorp, Inc	7,596
47,915		JPMorgan Chase & Co	1,754,168
227		Kearny Financial Corp	2,079
10,596		Keycorp	81,483
249		Lakeland Bancorp, Inc	2,121
147		Lakeland Financial Corp	2,937

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

885		M&T Bank Corp	$75,181
216		MainSource Financial Group, Inc	1,549
6,483		Marshall & Ilsley Corp	46,548
661		MB Financial, Inc	12,156
60		Merchants Bancshares, Inc	1,333
119	*	Meridian Interstate Bancorp, Inc	1,297
56		Midsouth Bancorp, Inc	715
82		MidWestOne Financial Group, Inc	1,269
460	*	Nara Bancorp, Inc	3,878
100		NASB Financial, Inc	1,515
84		National Bankshares, Inc	2,035
1,529		National Penn Bancshares, Inc	9,189
374		NBT Bancorp, Inc	7,637
5,240		New York Community Bancorp, Inc	80,015
1,211		NewAlliance Bancshares, Inc	13,575
2,913		Northern Trust Corp	136,037
227		Northfield Bancorp, Inc	2,946
1,214		Northwest Bancshares, Inc	13,925
97		OceanFirst Financial Corp	1,171
1,045		Old National Bancorp	10,826
148	*	OmniAmerican Bancorp, Inc	1,671
458		Oriental Financial Group, Inc	5,798
228	*	Oritani Financial Corp	2,280
60		Orrstown Financial Services, Inc	1,328
154		Pacific Continental Corp	1,458
369		PacWest Bancorp	6,756
165		Park National Corp	10,732
99		Peapack Gladstone Financial Corp	1,158
47		Penns Woods Bancorp, Inc	1,430
164	*	Pennsylvania Commerce Bancorp, Inc	2,024
75		Peoples Bancorp, Inc	1,088
4,471		People’s United Financial, Inc	60,359
400	*	Pinnacle Financial Partners, Inc	5,140
6,334		PNC Financial Services Group, Inc	357,871
8,034	*	Popular, Inc	21,531
630		PrivateBancorp, Inc	6,980
555		Prosperity Bancshares, Inc	19,286
753		Provident Financial Services, Inc	8,803
421		Provident New York Bancorp	3,726
13,971		Regions Financial Corp	91,929
195		Renasant Corp	2,798
120		Republic Bancorp, Inc (Class A)	2,688
97		Rockville Financial, Inc	1,155
100		Roma Financial Corp	1,086
300		S&T Bancorp, Inc	5,928
210		S.Y. Bancorp, Inc	4,826
250		Sandy Spring Bancorp, Inc	3,503
121	*	Santander BanCorp	1,529
151		SCBT Financial Corp	5,318
87		Sierra Bancorp	1,001
475	*	Signature Bank	18,055
379		Simmons First National Corp (Class A)	9,953
188		Southside Bancshares, Inc	3,692
383		Southwest Bancorp, Inc	5,090
163		State Bancorp, Inc	1,549
6,042		State Street Corp	204,340
256		StellarOne Corp	3,269
318		Sterling Bancorp	2,862
994		Sterling Bancshares, Inc	4,682
88		Suffolk Bancorp	2,723
6,019		SunTrust Banks, Inc	140,243
1,616		Susquehanna Bancshares, Inc	13,461
520	*	SVB Financial Group	21,440

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

9,246		Synovus Financial Corp	$23,485
118	*	Taylor Capital Group, Inc	1,527
1,554		TCF Financial Corp	25,812
150		Territorial Bancorp, Inc	2,843
429	*	Texas Capital Bancshares, Inc	7,036
956		TFS Financial Corp	11,864
265	*	The Bancorp, Inc	2,075
130		Tompkins Trustco, Inc	4,908
42		Tower Bancorp, Inc	919
232		TowneBank	3,369
171		Trico Bancshares	2,895
852		Trustco Bank Corp NY	4,771
774		Trustmark Corp	16,115
403		UMB Financial Corp	14,331
1,383		Umpqua Holdings Corp	15,877
167		Union Bankshares Corp	2,047
437		United Bankshares, Inc	10,462
1,406	*	United Community Banks, Inc	5,554
201		United Financial Bancorp, Inc	2,744
198		Univest Corp of Pennsylvania	3,429
23,084		US Bancorp	515,927
1,935		Valley National Bancorp	26,355
124		ViewPoint Financial Group	1,717
253	*	Virginia Commerce Bancorp	1,581
113		Washington Banking Co	1,445
1,416		Washington Federal, Inc	22,911
138		Washington Trust Bancorp, Inc	2,352
770		Webster Financial Corp	13,814
58,602		Wells Fargo & Co	1,500,211
301		WesBanco, Inc	5,072
189		West Bancorporation, Inc	1,287
1,128	*	West Coast Bancorp	2,876
390		Westamerica Bancorporation	20,483
712	*	Western Alliance Bancorp	5,105
8,141		Western Union Co	121,382
366		Westfield Financial, Inc	3,049
1,210		Whitney Holding Corp	11,193
1,103		Wilmington Trust Corp	12,232
167		Wilshire Bancorp, Inc	1,461
375		Wintrust Financial Corp	12,503
100		WSFS Financial Corp	3,593
1,882		Zions Bancorporation	40,595

		TOTAL DEPOSITORY INSTITUTIONS	10,107,696

EATING AND DRINKING PLACES - 1.2%
208	*	AFC Enterprises	1,893
239	*	BJ’s Restaurants, Inc	5,640
379		Bob Evans Farms, Inc	9,331
1,238		Brinker International, Inc	17,901
218	*	Buffalo Wild Wings, Inc	7,974
1,103		Burger King Holdings, Inc	18,575
262	*	California Pizza Kitchen, Inc	3,969
288		CBRL Group, Inc	13,409
272	*	CEC Entertainment, Inc	9,591
746	*	Cheesecake Factory	16,606
385	*	Chipotle Mexican Grill, Inc (Class A)	52,672
622		CKE Restaurants, Inc	7,794
1,656		Darden Restaurants, Inc	64,336
949	*	Denny’s Corp	2,467
223	*	DineEquity, Inc	6,226
405	*	Domino’s Pizza, Inc	4,577
678	*	Jack in the Box, Inc	13,187

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

587	*	Krispy Kreme Doughnuts, Inc	$1,978
148	*	Landry’s Restaurants, Inc	3,620
188	*	McCormick & Schmick’s Seafood Restaurants, Inc	1,402
12,956		McDonald’s Corp	853,412
300	*	O’Charleys, Inc	1,590
263	*	Papa John’s International, Inc	6,081
277		PF Chang’s China Bistro, Inc	10,983
150	*	Red Robin Gourmet Burgers, Inc	2,574
779	*	Ruby Tuesday, Inc	6,622
200	*	Ruth’s Chris Steak House, Inc	836
729	*	Sonic Corp	5,650
8,974		Starbucks Corp	218,068
20	*	Steak N Shake Co	5,738
687	*	Texas Roadhouse, Inc (Class A)	8,670
3,949		Wendy’s/Arby’s Group, Inc (Class A)	15,796
5,629		Yum! Brands, Inc	219,756

		TOTAL EATING AND DRINKING PLACES	1,618,924

EDUCATIONAL SERVICES - 0.2%
224	*	American Public Education, Inc	9,789
1,561	*	Apollo Group, Inc (Class A)	66,295
146	*	Archipelago Learning, Inc	1,669
234	*	Bridgepoint Education, Inc	3,700
812	*	Career Education Corp	18,692
1,059	*	Corinthian Colleges, Inc	10,431
751		DeVry, Inc	39,420
431	*	Education Management Corp	6,573
374	*	Grand Canyon Education, Inc	8,763
415	*	ITT Educational Services, Inc	34,453
310	*	K12, Inc	6,876
92	*	Learning Tree International, Inc	998
288	*	Lincoln Educational Services Corp	5,930
171		Strayer Education, Inc	35,549
228	*	Universal Technical Institute, Inc	5,390

		TOTAL EDUCATIONAL SERVICES	254,528

ELECTRIC, GAS, AND SANITARY SERVICES - 4.2%
8,046	*	AES Corp	74,345
939		AGL Resources, Inc	33,635
2,021		Allegheny Energy, Inc	41,794
376		Allete, Inc	12,874
1,335		Alliant Energy Corp	42,373
2,870		Ameren Corp	68,220
200		American Ecology Corp	2,914
5,768		American Electric Power Co, Inc	186,306
225		American States Water Co	7,457
1,856		American Water Works Co, Inc	38,234
1,685		Aqua America, Inc	29,791
77		Artesian Resources Corp	1,421
1,066		Atmos Energy Corp	28,825
658		Avista Corp	12,851
446		Black Hills Corp	12,698
385		California Water Service Group	13,745
4,146	*	Calpine Corp	52,737
297	*	Casella Waste Systems, Inc (Class A)	1,135
4,582		Centerpoint Energy, Inc	60,299
110		Central Vermont Public Service Corp	2,171
250		CH Energy Group, Inc	9,810
107		Chesapeake Utilities Corp	3,360
485	*	Clean Energy Fuels Corp	7,246
283	*	Clean Harbors, Inc	18,794
757		Cleco Corp	19,992

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,771		CMS Energy Corp	$40,595
98		Connecticut Water Service, Inc	2,060
3,410		Consolidated Edison, Inc	146,971
160		Consolidated Water Co, Inc	1,821
2,226		Constellation Energy Group, Inc	71,789
1,527	*	Covanta Holding Corp	25,333
456	*	Crosstex Energy, Inc	2,923
7,176		Dominion Resources, Inc	277,997
1,431		DPL, Inc	34,201
2,029		DTE Energy Co	92,543
15,814		Duke Energy Corp	253,023
1,127	*	Dynegy, Inc (Class A)	4,339
3,925		Edison International	124,501
8,557		El Paso Corp	95,068
600	*	El Paso Electric Co	11,610
648		Empire District Electric Co	12,163
866		Energen Corp	38,390
904		EnergySolutions, Inc	4,601
236	*	EnerNOC, Inc	7,420
2,280		Entergy Corp	163,294
7,956		Exelon Corp	302,088
3,670		FirstEnergy Corp	129,294
4,993		FPL Group, Inc	243,458
1,633		Great Plains Energy, Inc	27,794
1,196		Hawaiian Electric Industries, Inc	27,245
604		Idacorp, Inc	20,095
926		Integrys Energy Group, Inc	40,503
605		ITC Holdings Corp	32,011
250		Laclede Group, Inc	8,283
2,209		MDU Resources Group, Inc	39,828
287		MGE Energy, Inc	10,343
155		Middlesex Water Co	2,457
1,738	*	Mirant Corp	18,353
864		National Fuel Gas Co	39,640
495		New Jersey Resources Corp	17,424
545		Nicor, Inc	22,073
3,108		NiSource, Inc	45,066
2,119		Northeast Utilities	53,992
333		Northwest Natural Gas Co	14,509
435		NorthWestern Corp	11,397
3,121	*	NRG Energy, Inc	66,196
1,328		NSTAR	46,480
2,662		NV Energy, Inc	31,438
1,121		OGE Energy Corp	40,984
1,273		Oneok, Inc	55,057
240		Ormat Technologies, Inc	6,790
540		Otter Tail Corp	10,438
2,652		Pepco Holdings, Inc	41,583
4,484		PG&E Corp	184,292
272	*	Pico Holdings, Inc	8,152
866		Piedmont Natural Gas Co, Inc	21,910
200	*	Pike Electric Corp	1,884
1,246		Pinnacle West Capital Corp	45,305
1,049		PNM Resources, Inc	11,728
906		Portland General Electric Co	16,607
4,562		PPL Corp	113,822
3,457		Progress Energy, Inc	135,584
6,091		Public Service Enterprise Group, Inc	190,831
2,092		Questar Corp	95,165
4,240	*	Reliant Energy, Inc	16,070
3,913		Republic Services, Inc	116,333
1,360		SCANA Corp	48,634
2,983		Sempra Energy	139,575
138		SJW Corp	3,235

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

377		South Jersey Industries, Inc	$16,196
9,931		Southern Co	330,503
1,467		Southern Union Co	32,069
542		Southwest Gas Corp	15,989
303		Southwest Water Co	3,175
1,020	*	Stericycle, Inc	66,892
2,445		TECO Energy, Inc	36,846
1,315		UGI Corp	33,454
353		UIL Holdings Corp	8,836
432		Unisource Energy Corp	13,038
126		Unitil Corp	2,635
980		Vectren Corp	23,187
953	*	Waste Connections, Inc	33,250
5,818		Waste Management, Inc	182,045
321	*,m	Waste Services, Inc	3,743
1,310		Westar Energy, Inc	28,309
625		WGL Holdings, Inc	21,269
7,036		Williams Cos, Inc	128,618
1,408		Wisconsin Energy Corp	71,442
5,535		Xcel Energy, Inc	114,076
142		York Water Co	2,016

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	5,915,203

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.4%
876	*	A123 Systems, Inc	8,261
529	*	Acme Packet, Inc	14,220
313	*	Actel Corp	4,013
523		Acuity Brands, Inc	19,027
1,457	*	Adaptec, Inc	4,211
1,296	*	ADC Telecommunications, Inc	9,603
395	*	Advanced Analogic Technologies, Inc	1,260
1,146	*	Advanced Battery Technologies, Inc	3,759
504	*	Advanced Energy Industries, Inc	6,194
7,126	*	Advanced Micro Devices, Inc	52,162
3,633		Altera Corp	90,135
544	*	American Superconductor Corp	14,519
1,295		Ametek, Inc	51,994
1,245	*	Amkor Technology, Inc	6,860
2,092		Amphenol Corp (Class A)	82,174
891	*	Anadigics, Inc	3,885
3,589		Analog Devices, Inc	99,990
10,958	*	Apple Computer, Inc	2,756,266
891	*	Applied Micro Circuits Corp	9,338
144		Applied Signal Technology, Inc	2,830
1,549	*	Arris Group, Inc	15,784
841	*	Atheros Communications, Inc	23,161
5,300	*	Atmel Corp	25,440
395	*	ATMI, Inc	5,783
1,280	*	Avago Technologies Ltd	26,957
1,830	*	Avnet, Inc	44,121
583		AVX Corp	7,474
373	*	AXT, Inc	1,682
129		AZZ, Inc	4,743
542		Baldor Electric Co	19,555
100		Bel Fuse, Inc (Class B)	1,651
750	*	Benchmark Electronics, Inc	11,888
386	*	BigBand Networks, Inc	1,166
592	*	Bookham, Inc	6,565
5,979		Broadcom Corp (Class A)	197,128
2,895	*	Capstone Turbine Corp	2,837
321	*	Ceradyne, Inc	6,860
234	*	Ceva, Inc	2,948
500	*	Checkpoint Systems, Inc	8,680

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,099	*	Ciena Corp	$13,935
68,777	*	Cisco Systems, Inc	1,465,638
1,138	*	CommScope, Inc	27,050
330	*	Comtech Telecommunications Corp	9,877
955	*	Conexant Systems, Inc	2,139
2,017		Cooper Industries plc	88,748
94	*	CPI International, Inc	1,465
1,286	*	Cree, Inc	77,199
409		CTS Corp	3,779
170		Cubic Corp	6,185
1,971	*	Cypress Semiconductor Corp	19,789
160		DDi Corp	1,205
20,497	*	Dell, Inc	247,194
395	*	Diodes, Inc	6,269
633	*	Dolby Laboratories, Inc (Class A)	39,683
289	*	DSP Group, Inc	1,847
179	*	DTS, Inc	5,884
485	*	EchoStar Corp (Class A)	9,254
300	*	Electro Scientific Industries, Inc	4,008
161	*	EMS Technologies, Inc	2,418
809	*	Energizer Holdings, Inc	40,677
585	*	Energy Conversion Devices, Inc	2,399
579	*	EnerSys	12,373
903	*	Entropic Communications, Inc	5,725
2,598	*	Evergreen Solar, Inc	1,772
520	*	Exar Corp	3,604
816	*	Exide Technologies	4,243
1,414	*	Fairchild Semiconductor International, Inc	11,892
908	*	Finisar Corp	13,529
668	*	First Solar, Inc	76,038
277		Franklin Electric Co, Inc	7,983
383	*	FSI International, Inc	1,605
1,210	*	FuelCell Energy, Inc	1,428
233	*	Generac Holdings, Inc	3,264
228	*	Globecomm Systems, Inc	1,881
191	*	GP Strategies Corp	1,387
1,560	*	GrafTech International Ltd	22,807
269	*	Greatbatch, Inc	6,001
234	*	GSI Technology, Inc	1,338
760	*	GT Solar International, Inc	4,256
852	*	Harman International Industries, Inc	25,466
1,150	*	Harmonic, Inc	6,256
1,563		Harris Corp	65,099
670	*	Harris Stratex Networks, Inc (Class A)	2,432
334	*	Helen of Troy Ltd	7,368
28,241		Hewlett-Packard Co	1,222,270
1,161	*	Hexcel Corp	18,007
319	*	Hittite Microwave Corp	14,272
285	*	Hutchinson Technology, Inc	1,234
400	*	Imation Corp	3,676
1,220	*	Infinera Corp	7,845
1,945	*	Integrated Device Technology, Inc	9,628
306	*	Integrated Silicon Solution, Inc	2,307
67,004		Intel Corp	1,303,228
564	*	InterDigital, Inc	13,925
853	*	International Rectifier Corp	15,874
1,411		Intersil Corp (Class A)	17,087
314	*	IPG Photonics Corp	4,782
406	*	Iridium Communications, Inc	4,076
231	*	iRobot Corp	4,340
257	*	IXYS Corp	2,272
2,562	*	JDS Uniphase Corp	25,210
239	*	KIT Digital, Inc	2,108
1,407		L-3 Communications Holdings, Inc	99,672

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,300	*	Lattice Semiconductor Corp	$5,642
513		Lincoln Electric Holdings, Inc	26,158
2,683		Linear Technology Corp	74,614
261	*	Littelfuse, Inc	8,250
124	*	Loral Space & Communications, Inc	5,297
131		LSI Industries, Inc	639
7,838	*	LSI Logic Corp	36,055
6,444	*	Marvell Technology Group Ltd	101,557
609	*	Mattson Technology, Inc	2,308
3,678		Maxim Integrated Products, Inc	61,533
87	*	MaxLinear, Inc	1,216
315	*	Maxwell Technologies, Inc	3,591
2,748	*	MEMC Electronic Materials, Inc	27,150
223	*	Mercury Computer Systems, Inc	2,616
447		Methode Electronics, Inc	4,354
797		Micrel, Inc	8,113
2,218		Microchip Technology, Inc	61,527
10,253	*	Micron Technology, Inc	87,048
1,063	*	Microsemi Corp	15,552
1,000	*	Microtune, Inc	2,130
1,076	*	Microvision, Inc	3,185
378	*	Mindspeed Technologies, Inc	2,831
436	*	MIPS Technologies, Inc	2,228
1,592		Molex, Inc	29,038
407	*	Monolithic Power Systems, Inc	7,269
548	*	Moog, Inc (Class A)	17,662
316	*	MoSys, Inc	1,397
27,991	*	Motorola, Inc	182,501
160	*	Multi-Fineline Electronix, Inc	3,994
58		National Presto Industries, Inc	5,386
2,758		National Semiconductor Corp	37,123
4,151	*	NetApp, Inc	154,874
753	*	Netlogic Microsystems, Inc	20,482
1,139	*	Novellus Systems, Inc	28,885
55	*	NVE Corp	2,394
6,799	*	Nvidia Corp	69,418
634	*	Omnivision Technologies, Inc	13,593
4,849	*	ON Semiconductor Corp	30,937
1,006	*	Openwave Systems, Inc	2,042
252	*	Oplink Communications, Inc	3,611
205	*	OpNext, Inc	338
185	*	OSI Systems, Inc	5,137
232		Park Electrochemical Corp	5,663
304	*	Pericom Semiconductor Corp	2,918
666	*	Photronics, Inc	3,010
554		Plantronics, Inc	15,844
511	*	Plexus Corp	13,664
410	*	PLX Technology, Inc	1,718
2,763	*	PMC - Sierra, Inc	20,778
1,022	*	Polycom, Inc	30,445
314	*	Polypore International, Inc	7,140
94	*	Powell Industries, Inc	2,570
297		Power Integrations, Inc	9,562
851	*	Power-One, Inc	5,744
1,294	*	Powerwave Technologies, Inc	1,993
1,437	*	QLogic Corp	23,883
19,769		Qualcomm, Inc	649,214
1,317	*	Rambus, Inc	23,074
192		Raven Industries, Inc	6,472
464		Regal-Beloit Corp	25,882
3,137	*	RF Micro Devices, Inc	12,266
181		Richardson Electronics Ltd	1,629
200	*	Rogers Corp	5,554
149	*	Rubicon Technology, Inc	4,439

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,765	*	SanDisk Corp	$116,324
958	*	Sanmina-SCI Corp	13,038
611	*	SatCon Technology Corp	1,747
334	*	Seachange International, Inc	2,749
936	*	Semtech Corp	15,322
495	*	ShoreTel, Inc	2,297
1,131	*	Silicon Image, Inc	3,970
555	*	Silicon Laboratories, Inc	22,511
46,778	*	Sirius XM Radio, Inc	44,416
2,126	*	Skyworks Solutions, Inc	35,696
549	*	Smart Modular Technologies WWH, Inc	3,212
155	*	Spansion, Inc	2,528
217	*	Spectrum Brands, Inc	5,503
153	*	Spectrum Control, Inc	2,139
300	*	Standard Microsystems Corp	6,984
173	*	Stoneridge, Inc	1,313
1,166	*	Sunpower Corp (Class A)	14,109
100	*	Supertex, Inc	2,466
234		Sycamore Networks, Inc	3,889
396	*	Symmetricom, Inc	2,016
424	*	Synaptics, Inc	11,660
579		Technitrol, Inc	1,830
806	*	Tekelec	10,671
484		Teleflex, Inc	26,272
4,811		Tellabs, Inc	30,742
605	*	Tessera Technologies, Inc	9,710
14,717		Texas Instruments, Inc	342,612
645	*	Thomas & Betts Corp	22,382
598	*	Trident Microsystems, Inc	849
1,986	*	Triquint Semiconductor, Inc	12,134
971	*	TTM Technologies, Inc	9,225
267	*	Ultra Clean Holdings	2,275
364	*	Universal Display Corp	6,545
166	*	Universal Electronics, Inc	2,761
443	*	UQM Technologies, Inc	1,502
1,960	*	Utstarcom, Inc	3,606
881	*	Varian Semiconductor Equipment Associates, Inc	25,249
399	*	Viasat, Inc	12,991
200	*	Vicor Corp	2,498
274	*	Virage Logic Corp	3,258
2,260	*	Vishay Intertechnology, Inc	17,492
288	*	Volterra Semiconductor Corp	6,641
905		Whirlpool Corp	79,477
3,331		Xilinx, Inc	84,141
743	*	Zix Corp	1,679
350	*	Zoltek Cos, Inc	2,965
619	*	Zoran Corp	5,905

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	11,863,764

ENGINEERING AND MANAGEMENT SERVICES - 0.9%
319	*	Accelrys, Inc	2,058
7,363		Accenture plc	284,581
143	*	Accretive Health, Inc	1,892
188	*	Advisory Board Co	8,076
1,142	*	Aecom Technology Corp	26,335
166	*	Affymax, Inc	993
1,697	*	Amylin Pharmaceuticals, Inc	31,904
1,355	*	Ariad Pharmaceuticals, Inc	3,821
100		CDI Corp	1,553
906	*	Celera Corp	5,934
276	*	comScore, Inc	4,546
269		Core Laboratories NV	39,707
117	*	Cornell Cos, Inc	3,144
387		Corporate Executive Board Co	10,166

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

167	*	CRA International, Inc	$3,145
303		Diamond Management & Technology Consultants, Inc	3,124
1,197	*	Dyax Corp	2,717
723	*	eResearch Technology, Inc	5,697
422	*	Exact Sciences Corp	1,857
1,296	*	Exelixis, Inc	4,497
172	*	Exponent, Inc	5,628
2,152		Fluor Corp	91,460
148	*	Franklin Covey Co	962
408	*	Furmanite Corp	1,620
794	*	Genpact Ltd	12,331
645	*	Gen-Probe, Inc	29,296
1,062	*	Hewitt Associates, Inc (Class A)	36,597
270	*	Hill International, Inc	1,096
279	*	Huron Consulting Group, Inc	5,415
209	*	ICF International, Inc	5,001
1,128	*	Incyte Corp	12,487
224	*	Infinity Pharmaceuticals, Inc	1,324
1,170	*	Isis Pharmaceuticals, Inc	11,197
1,484	*	Jacobs Engineering Group, Inc	54,077
1,971		KBR, Inc	40,090
135	*	Kendle International, Inc	1,555
174		Landauer, Inc	10,593
2,404	*	Lexicon Pharmaceuticals, Inc	3,077
588	*	Luminex Corp	9,537
241		MAXIMUS, Inc	13,947
317	*	Maxygen, Inc	1,753
2,762	*	McDermott International, Inc	59,825
140		MedQuist, Inc	1,107
80	*	Michael Baker Corp	2,792
172	*	Mistras Group, Inc	1,844
1,132	*	Myriad Genetics, Inc	16,923
631	*	Navigant Consulting, Inc	6,550
387	*	Omnicell, Inc	4,524
3,887		Paychex, Inc	100,946
764	*	Regeneron Pharmaceuticals, Inc	17,052
2,606	*	Rentech, Inc	2,580
514	*	Resources Connection, Inc	6,990
517	*	Rigel Pharmaceuticals, Inc	3,722
611	*	RTI Biologics, Inc	1,790
3,725	*	SAIC, Inc	62,357
410	*	Sangamo Biosciences, Inc	1,521
739	*	Savient Pharmaceuticals, Inc	9,311
479	*	Senomyx, Inc	1,815
805	*	Sequenom, Inc	4,758
1,022	*	Shaw Group, Inc	34,973
137	*	Stanley, Inc	5,121
299	*,m	Symyx Technologies, Inc	1,498
156	*	Tejon Ranch Co	3,600
728	*	Tetra Tech, Inc	14,276
512		Towers Watson & Co	19,891
76	*	Transcend Services, Inc	1,026
1,020	*	URS Corp	40,137
48		VSE Corp	1,527

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,223,246

FABRICATED METAL PRODUCTS - 0.6%
434	*	Alliant Techsystems, Inc	26,934
105		Ameron International Corp	6,335
816		Aptargroup, Inc	30,861
1,111		Ball Corp	58,694
405	*	Chart Industries, Inc	6,310
170		CIRCOR International, Inc	4,349

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,329		Commercial Metals Co	$17,569
301	*	Commercial Vehicle Group, Inc	3,073
593		Crane Co	17,915
1,947	*	Crown Holdings, Inc	48,753
270		Dynamic Materials Corp	4,331
686	*	Griffon Corp	7,587
190		Gulf Island Fabrication, Inc	2,949
69	*	Hawk Corp	1,756
5,306		Illinois Tool Works, Inc	219,033
155		Insteel Industries, Inc	1,801
153	*	Ladish Co, Inc	3,476
112	*	Lifetime Brands, Inc	1,637
400	*	Mobile Mini, Inc	6,512
2,364		Mueller Water Products, Inc (Class A)	8,770
222	*	NCI Building Systems, Inc	1,858
158	*	North American Galvanizing & Coating, Inc	1,212
1,937		Parker Hannifin Corp	107,426
96	*	Park-Ohio Holdings Corp	1,381
1,158		Pentair, Inc	37,288
450		Quanex Building Products Corp	7,781
650		Silgan Holdings, Inc	18,447
459		Simpson Manufacturing Co, Inc	11,268
635	*	Smith & Wesson Holding Corp	2,597
694		Snap-On, Inc	28,392
1,944		Stanley Works	98,211
228		Sturm Ruger & Co, Inc	3,267
122		Sun Hydraulics Corp	2,862
812	*	Taser International, Inc	3,167
198	*	Trimas Corp	2,239
255		Valmont Industries, Inc	18,528
341		Watts Water Technologies, Inc (Class A)	9,773

		TOTAL FABRICATED METAL PRODUCTS	834,342

FOOD AND KINDRED PRODUCTS - 3.9%
255	*	American Italian Pasta Co	13,482
7,745		Archer Daniels Midland Co	199,976
571		B&G Foods, Inc (Class A)	6,155
100	*	Boston Beer Co, Inc (Class A)	6,745
1,735		Bunge Ltd	85,345
2,213		Campbell Soup Co	79,292
798	*	Central Garden and Pet Co (Class A)	7,158
77		Coca-Cola Bottling Co Consolidated	3,690
25,367		Coca-Cola Co	1,271,393
3,839		Coca-Cola Enterprises, Inc	99,277
5,364		ConAgra Foods, Inc	125,088
2,181	*	Constellation Brands, Inc (Class A)	34,067
902		Corn Products International, Inc	27,331
878	*	Darling International, Inc	6,594
2,171	*	Dean Foods Co	21,862
2,385		Del Monte Foods Co	34,320
262		Diamond Foods, Inc	10,768
2,959		Dr Pepper Snapple Group, Inc	110,637
200		Farmer Bros Co	3,018
947		Flowers Foods, Inc	23,135
7,991		General Mills, Inc	283,840
3,808		H.J. Heinz Co	164,582
826	*	Hansen Natural Corp	32,305
1,853		Hershey Co	88,814
845		Hormel Foods Corp	34,206
125		Imperial Sugar Co	1,263
192		J&J Snack Foods Corp	8,083
1,435		J.M. Smucker Co	86,416
92	*	John B. Sanfilippo & Son, Inc	1,331
3,103		Kellogg Co	156,081

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

19,316		Kraft Foods, Inc (Class A)	$540,848
293		Lancaster Colony Corp	15,634
400		Lance, Inc	6,596
107	*	M&F Worldwide Corp	2,900
1,604		McCormick & Co, Inc	60,888
2,462		Mead Johnson Nutrition Co	123,395
1,586		Molson Coors Brewing Co (Class B)	67,183
129		National Beverage Corp	1,584
149	*	Peet’s Coffee & Tea, Inc	5,851
19,423		PepsiCo, Inc	1,183,832
661	*	Ralcorp Holdings, Inc	36,223
2,023		Reynolds American, Inc	105,439
272		Sanderson Farms, Inc	13,801
7,959		Sara Lee Corp	112,222
77	*	Seneca Foods Corp	2,484
718	*	Smart Balance, Inc	2,937
1,571	*	Smithfield Foods, Inc	23,408
379		Tootsie Roll Industries, Inc	8,963
417	*	TreeHouse Foods, Inc	19,040
3,645		Tyson Foods, Inc (Class A)	59,742

		TOTAL FOOD AND KINDRED PRODUCTS	5,419,224

FOOD STORES - 0.3%
15		Arden Group, Inc (Class A)	1,318
433	*	Dole Food Co, Inc	4,516
403	*	Great Atlantic & Pacific Tea Co, Inc	1,572
100		Ingles Markets, Inc (Class A)	1,505
7,763		Kroger Co	152,854
360	*	Panera Bread Co (Class A)	27,104
248	*	Pantry, Inc	3,499
520		Ruddick Corp	16,115
4,677		Safeway, Inc	91,951
2,554		Supervalu, Inc	27,685
91	*	Susser Holdings Corp	1,073
77		Village Super Market (Class A)	2,021
133		Weis Markets, Inc	4,377
1,659	*	Whole Foods Market, Inc	59,757
610	*	Winn-Dixie Stores, Inc	5,880

		TOTAL FOOD STORES	401,227

FORESTRY - 0.1%
964		Rayonier, Inc	42,435
2,549		Weyerhaeuser Co	89,725

		TOTAL FORESTRY	132,160

FURNITURE AND FIXTURES - 0.2%
111	*	Astronics Corp	1,816
279		Ethan Allen Interiors, Inc	3,903
642	*	Furniture Brands International, Inc	3,351
700		Herman Miller, Inc	13,209
759		Hill-Rom Holdings, Inc	23,096
567		HNI Corp	15,644
64		Hooker Furniture Corp	682
300		Kimball International, Inc (Class B)	1,659
744	*	Kinetic Concepts, Inc	27,163
628	*	La-Z-Boy, Inc	4,666
1,780		Leggett & Platt, Inc	35,707
4,339		Masco Corp	46,688

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,213	*	Sealy Corp	$3,239
660	*	Select Comfort Corp	5,775
838		Steelcase, Inc (Class A)	6,495
875	*	Tempur-Pedic International, Inc	26,906

		TOTAL FURNITURE AND FIXTURES	219,999

FURNITURE AND HOME FURNISHINGS STORES - 0.2%
3,170	*	Bed Bath & Beyond, Inc	117,545
381	*	Bell Microproducts, Inc	2,659
1,843	*	GameStop Corp (Class A)	34,630
166		Haverty Furniture Cos, Inc	2,040
176	*	hhgregg, Inc	4,104
546		Knoll, Inc	7,256
1,378	*	Pier 1 Imports, Inc	8,833
1,485		RadioShack Corp	28,972
92	*	Rex Stores Corp	1,472
228	*	Tuesday Morning Corp	910
1,135		Williams-Sonoma, Inc	28,171

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	236,592

GENERAL BUILDING CONTRACTORS - 0.2%
110	*	Avatar Holdings, Inc	2,110
1,108	*	Beazer Homes USA, Inc	4,022
139	*	Brookfield Homes Corp	937
72	*	Cavco Industries, Inc	2,533
3,350		DR Horton, Inc	32,931
988	*	Hovnanian Enterprises, Inc (Class A)	3,636
919		KB Home	10,109
1,951		Lennar Corp (Class A)	27,138
385	*	M/I Homes, Inc	3,711
274		McGrath RentCorp	6,242
441		MDC Holdings, Inc	11,885
377	*	Meritage Homes Corp	6,138
74	*	NVR, Inc	48,471
313	*	Perini Corp	5,158
4,066	*	Pulte Homes, Inc	33,666
506		Ryland Group, Inc	8,005
1,250	*	Standard-Pacific Corp	4,163
390	*	Team, Inc	5,090
1,740	*	Toll Brothers, Inc	28,466

		TOTAL GENERAL BUILDING CONTRACTORS	244,411

GENERAL MERCHANDISE STORES - 1.6%
521	*	99 Cents Only Stores	7,711
961	*	Big Lots, Inc	30,838
650	*	BJ’s Wholesale Club, Inc	24,057
142	*	Bon-Ton Stores, Inc/the	1,385
615		Casey’s General Stores, Inc	21,464
100	*	Conn’s, Inc	588
5,305		Costco Wholesale Corp	290,873
550		Dillard’s, Inc (Class A)	11,825
804	*	Dollar General Corp	22,150
1,628		Family Dollar Stores, Inc	61,359
480		Fred’s, Inc (Class A)	5,309
2,824		JC Penney Co, Inc	60,660
5,081		Macy’s, Inc	90,950

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

298	*	Retail Ventures, Inc	$2,330
1,641	*	Saks, Inc	12,455
546	*	Sears Holdings Corp	35,299
200	*	Stein Mart, Inc	1,246
8,868		Target Corp	436,040
24,574		Wal-Mart Stores, Inc	1,181,271

		TOTAL GENERAL MERCHANDISE STORES	2,297,810

HEALTH SERVICES - 1.3%
312	*	Alliance Imaging, Inc	1,260
544	*	Allied Healthcare International, Inc	1,262
72	*	Almost Family, Inc	2,515
341	*	Amedisys, Inc	14,994
101		America Service Group, Inc	1,737
155	*	American Dental Partners, Inc	1,877
3,400		AmerisourceBergen Corp	107,950
451	*	Amsurg Corp	8,037
132	*	Assisted Living Concepts, Inc (A Shares)	3,906
412	*	Bio-Reference Labs, Inc	9,134
1,034	*	Brookdale Senior Living, Inc	15,510
1,105	*	Community Health Systems, Inc	37,360
370	*	Continucare Corp	1,240
90	*	Corvel Corp	3,041
772	*	Covance, Inc	39,619
1,774	*	Coventry Health Care, Inc	31,364
296	*	Cross Country Healthcare, Inc	2,661
253	*	CryoLife, Inc	1,364
1,251	*	DaVita, Inc	78,112
280	*	eHealth, Inc	3,184
280	*	Emeritus Corp	4,567
270		Ensign Group, Inc	4,460
242	*	Enzo Biochem, Inc	985
6,600	*	Express Scripts, Inc	310,331
374	*	Five Star Quality Care, Inc	1,129
270	*	Genomic Health, Inc	3,491
245	*	Genoptix, Inc	4,214
376	*	Gentiva Health Services, Inc	10,156
295	*	Health Grades, Inc	1,770
3,008	*	Health Management Associates, Inc (Class A)	23,372
1,191	*	Healthsouth Corp	22,284
402	*	Healthways, Inc	4,792
1,809	*	Immunomedics, Inc	5,590
220	*	IPC The Hospitalist Co, Inc	5,522
472	*	Kindred Healthcare, Inc	6,060
1,257	*	Laboratory Corp of America Holdings	94,715
213	*	LCA-Vision, Inc	1,180
267	*	LHC Group, Inc	7,409
634	*	LifePoint Hospitals, Inc	19,908
1,219	*	Lincare Holdings, Inc	39,630
430	*	Magellan Health Services, Inc	15,618
3,268		McKesson Corp	219,479
164	*	Medcath Corp	1,289
5,503	*	Medco Health Solutions, Inc	303,105
100		National Healthcare Corp	3,446
1,110	*	Nektar Therapeutics	13,431
405	*	Odyssey HealthCare, Inc	10,822
1,451		Omnicare, Inc	34,389
538	*	Pediatrix Medical Group, Inc	29,918
1,248		Pharmaceutical Product Development, Inc	31,712
678	*	Psychiatric Solutions, Inc	22,184
1,795		Quest Diagnostics, Inc	89,337
300	*	RehabCare Group, Inc	6,534
599	*	Select Medical Holdings Corp	4,061

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

246	*	Skilled Healthcare Group, Inc (Class A)	$1,670
597	*	Sun Healthcare Group, Inc	4,824
557	*	Sunrise Senior Living, Inc	1,548
193	*	Team Health Holdings, Inc	2,494
5,785	*	Tenet Healthcare Corp	25,107
1,080		Universal Health Services, Inc (Class B)	41,202
133	*	US Physical Therapy, Inc	2,245
86	*	Virtual Radiologic Corp	1,476

		TOTAL HEALTH SERVICES	1,803,583

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.0%
1,107	*	Broadwind Energy, Inc	3,100
250	*	Comverge, Inc	2,240
466		Granite Construction, Inc	10,988
670		Great Lakes Dredge & Dock Corp	4,020
111	*	LB Foster Co (Class A)	2,877
440	*	Matrix Service Co	4,096
209	*	MYR Group, Inc	3,488
434	*	Orion Marine Group, Inc	6,163
133	*	Sterling Construction Co, Inc	1,721

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	38,693

HOLDING AND OTHER INVESTMENT OFFICES - 4.3%
483		Acadia Realty Trust	8,124
536	*	Affiliated Managers Group, Inc	32,573
79		Agree Realty Corp	1,842
24		Alexander’s, Inc	7,270
534		Alexandria Real Estate Equities, Inc	33,840
2,025		AMB Property Corp	48,013
628		American Campus Communities, Inc	17,138
396		American Capital Agency Corp	10,462
6,738		Annaly Mortgage Management, Inc	115,557
1,428		Anworth Mortgage Asset Corp	10,167
1,446		Apartment Investment & Management Co (Class A)	28,009
131		Apollo Commercial Real Estate Finance, Inc	2,156
548	*	Ashford Hospitality Trust, Inc	4,017
672		Associated Estates Realty Corp	8,702
973		AvalonBay Communities, Inc	90,849
20,814	*	Berkshire Hathaway, Inc (Class B)	1,658,667
1,291		BioMed Realty Trust, Inc	20,772
1,674		Boston Properties, Inc	119,423
1,550		Brandywine Realty Trust	16,663
720		BRE Properties, Inc (Class A)	26,590
806		Camden Property Trust	32,925
1,088		Capital Lease Funding, Inc	5,016
47		Capital Southwest Corp	4,132
838		Capstead Mortgage Corp	9,268
1,729		CBL & Associates Properties, Inc	21,509
1,018		Cedar Shopping Centers, Inc	6,128
105	*	Chatham Lodging Trust	1,876
65		Cherokee, Inc	1,112
509		Cogdell Spencer, Inc	3,441
806		Colonial Properties Trust	11,711
175		Colony Financial, Inc	2,958
691		Corporate Office Properties Trust	26,092
1,071		Cousins Properties, Inc	7,219
158		CreXus Investment Corp	1,964
241		Danvers Bancorp, Inc	3,482
2,531		DCT Industrial Trust, Inc	11,440
2,398		Developers Diversified Realty Corp	23,740
1,854		DiamondRock Hospitality Co	15,240
919		Digital Realty Trust, Inc	53,008
1,381		Douglas Emmett, Inc	19,638
2,789		Duke Realty Corp	31,655
142		Dynex Capital, Inc	1,311

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

305		EastGroup Properties, Inc	$10,852
684		Education Realty Trust, Inc	4,125
496		Entertainment Properties Trust	18,883
316		Equity Lifestyle Properties, Inc	15,241
415		Equity One, Inc	6,474
3,355		Equity Residential	139,702
363		Essex Property Trust, Inc	35,407
183	*	Excel Trust, Inc	2,196
1,040		Extra Space Storage, Inc	14,456
697		Federal Realty Investment Trust	48,978
1,067	*	FelCor Lodging Trust, Inc	5,324
153	*	Financial Engines, Inc	2,081
1,135	*	First Industrial Realty Trust, Inc	5,471
447		First Potomac Realty Trust	6,423
839		Franklin Street Properties Corp	9,909
2,976	b	General Growth Properties, Inc	39,462
404		Getty Realty Corp	9,054
239		Gladstone Capital Corp	2,584
105		Gladstone Commercial Corp	1,716
758		Glimcher Realty Trust	4,533
322	*	Harris & Harris Group, Inc	1,317
442		Hatteras Financial Corp	12,296
3,535		HCP, Inc	114,004
1,509		Health Care REIT, Inc	63,559
716		Healthcare Realty Trust, Inc	15,731
1,566		Hersha Hospitality Trust	7,078
225	*	HFF, Inc (Class A)	1,591
856		Highwoods Properties, Inc	23,763
525	*	Hilltop Holdings, Inc	5,255
429		Home Properties, Inc	19,335
1,473		Hospitality Properties Trust	31,080
8,019		Host Marriott Corp	108,096
2,713		HRPT Properties Trust	16,848
843		Inland Real Estate Corp	6,677
352		Invesco Mortgage Capital, Inc	7,044
895		Investors Real Estate Trust	7,903
238	*	Ironwood Pharmaceuticals, Inc	2,837
14,149		iShares Russell 3000 Index Fund	864,221
1,264	*	iStar Financial, Inc	5,637
738	*	Jamba, Inc	1,572
620		Kilroy Realty Corp	18,433
4,888		Kimco Realty Corp	65,695
715		Kite Realty Group Trust	2,989
904		LaSalle Hotel Properties	18,595
1,198		Lexington Corporate Properties Trust	7,200
1,259		Liberty Property Trust	36,322
249		LTC Properties, Inc	6,043
1,563		Macerich Co	58,331
947		Mack-Cali Realty Corp	28,154
579	*	Maguire Properties, Inc	1,696
85		Main Street Capital Corp	1,269
1,127		Medical Properties Trust, Inc	10,639
3,378		MFA Mortgage Investments, Inc	24,997
339		Mid-America Apartment Communities, Inc	17,448
220		Mission West Properties, Inc	1,500
237		Monmouth Real Estate Investment Corp (Class A)	1,751
407		MVC Capital, Inc	5,258
295		National Health Investors, Inc	11,375
983		National Retail Properties, Inc	21,076
1,404		Nationwide Health Properties, Inc	50,221
753	*	Newcastle Investment Corp	2,018
835		NorthStar Realty Finance Corp	2,229
1,045		Omega Healthcare Investors, Inc	20,827
100		One Liberty Properties, Inc	1,491
259		Parkway Properties, Inc	3,774

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

233	*	Pebblebrook Hotel Trust	$4,392
759		Pennsylvania Real Estate Investment Trust	9,275
204	*	Pennymac Mortgage Investment Trust	3,244
556		Piedmont Office Realty Trust, Inc	10,414
1,962		Plum Creek Timber Co, Inc	67,748
588		Post Properties, Inc	13,365
481		Potlatch Corp	17,186
5,741		Prologis	58,156
519		Prospect Capital Corp	5,008
235		PS Business Parks, Inc	13,108
1,687		Public Storage, Inc	148,304
1,238	*	RAIT Investment Trust	2,315
459		Ramco-Gershenson Properties	4,636
1,234		Realty Income Corp	37,427
936		Redwood Trust, Inc	13,703
1,068		Regency Centers Corp	36,739
500		Resource Capital Corp	2,840
133		Saul Centers, Inc	5,404
1,422		Senior Housing Properties Trust	28,596
3,495		Simon Property Group, Inc	282,221
929		SL Green Realty Corp	51,132
311		Sovran Self Storage, Inc	10,708
132	*	SRS Labs, Inc	1,208
542		Starwood Property Trust, Inc	9,187
1,873	*	Strategic Hotels & Resorts, Inc	8,222
236		Sun Communities, Inc	6,127
1,224	*	Sunstone Hotel Investors, Inc	12,154
529		Tanger Factory Outlet Centers, Inc	21,890
659		Taubman Centers, Inc	24,798
108	*	Terreno Realty Corp	1,913
308		Two Harbors Investment Corp	2,541
1,951		UDR, Inc	37,323
747		UMH Properties, Inc	7,522
200		Universal Health Realty Income Trust	6,426
213		Urstadt Biddle Properties, Inc (Class A)	3,436
1,389		U-Store-It Trust	10,362
1,486	*	Vantage Drilling Co	2,006
1,860		Ventas, Inc	87,327
3,996		Virgin Media, Inc	66,693
56	*	Virtus Investment Partners, Inc	1,048
1,906		Vornado Realty Trust	139,043
745	*	WABCO Holdings, Inc	23,453
287		Walter Investment Management Corp	4,692
704		Washington Real Estate Investment Trust	19,423
1,372		Weingarten Realty Investors	26,137
242		Winthrop Realty Trust	3,100

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	6,025,697

HOTELS AND OTHER LODGING PLACES - 0.4%
320		Ameristar Casinos, Inc	4,819
459	*	Bluegreen Corp	1,382
704	*	Boyd Gaming Corp	5,977
93	*	Chesapeake Lodging Trust	1,471
370		Choice Hotels International, Inc	11,178
424	*	Gaylord Entertainment Co	9,366
540	*	Hyatt Hotels Corp	20,029
244	*	Isle of Capri Casinos, Inc	2,259
3,810	*	Las Vegas Sands Corp	84,353
200		Marcus Corp	1,892
3,291		Marriott International, Inc (Class A)	98,532
3,291	*	MGM Mirage	31,725
200	*	Monarch Casino & Resort, Inc	2,026
510	*	Morgans Hotel Group Co	3,142
1,101	*	Orient-Express Hotels Ltd (Class A)	8,147
183	*	Outdoor Channel Holdings, Inc	855

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,283		Starwood Hotels & Resorts Worldwide, Inc	$94,585
437	*	Vail Resorts, Inc	15,256
2,126		Wyndham Worldwide Corp	42,818
908		Wynn Resorts Ltd	69,253

		TOTAL HOTELS AND OTHER LODGING PLACES	509,065

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.9%
8,588		3M Co	678,366
462	*	3PAR, Inc	4,301
129		Aaon, Inc	3,007
878		Actuant Corp (Class A)	16,533
1,130	*	AGCO Corp	30,476
78		Alamo Group, Inc	1,693
800	*	Allis-Chalmers Energy, Inc	1,648
296	*	Altra Holdings, Inc	3,854
79		Ampco-Pittsburgh Corp	1,646
16,178		Applied Materials, Inc	194,460
89	*	Argan, Inc	928
237	*	Astec Industries, Inc	6,572
1,218	*	Axcelis Technologies, Inc	1,888
226		Black Box Corp	6,303
570	*	Blount International, Inc	5,854
600		Briggs & Stratton Corp	10,212
5,354	*	Brocade Communications Systems, Inc	27,627
831	*	Brooks Automation, Inc	6,424
905		Bucyrus International, Inc (Class A)	42,942
741		Carlisle Cos, Inc	26,772
126		Cascade Corp	4,487
7,541		Caterpillar, Inc	452,988
821	*	Cirrus Logic, Inc	12,980
311	*	CNH Global NV	7,044
242	*	Colfax Corp	2,519
196	*	Columbus McKinnon Corp	2,738
347	*	Cray, Inc	1,936
2,415		Cummins, Inc	157,289
554		Curtiss-Wright Corp	16,088
364	*	Cymer, Inc	10,935
5,116		Deere & Co	284,859
772		Diebold, Inc	21,037
944		Donaldson Co, Inc	40,262
141	*	Douglas Dynamics, Inc	1,622
2,250		Dover Corp	94,028
994	*	Dresser-Rand Group, Inc	31,361
416	*	Dril-Quip, Inc	18,312
2,019		Eaton Corp	132,123
24,755	*	EMC Corp	453,017
9,071		Emerson Electric Co	396,312
1,000	*	Emulex Corp	9,180
583	*	Ener1, Inc	1,971
215	*	EnPro Industries, Inc	6,052
1,363	*	Entegris, Inc	5,411
1,016	*	Extreme Networks, Inc	2,743
413	*	Flow International Corp	975
686		Flowserve Corp	58,173
1,465	*	FMC Technologies, Inc	77,147
478	*	Fortinet, Inc	7,858
190	*	Fuel Tech, Inc	1,201
655		Gardner Denver, Inc	29,206
128,571		General Electric Co	1,853,993
194		Gorman-Rupp Co	4,860
730		Graco, Inc	20,579
128		Graham Corp	1,919
978		IDEX Corp	27,941
289	*	Immersion Corp	1,462
3,877		Ingersoll-Rand plc	133,718

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

745	*	Intermec, Inc	$7,636
15,443		International Business Machines Corp	1,906,901
3,589		International Game Technology	56,347
278	*	Intevac, Inc	2,966
301	*	Isilon Systems, Inc	3,865
2,210		ITT Industries, Inc	99,273
2,188		Jabil Circuit, Inc	29,100
308		John Bean Technologies Corp	4,697
8,104		Johnson Controls, Inc	217,754
1,240		Joy Global, Inc	62,112
148	*	Kadant, Inc	2,578
428		Kaydon Corp	14,064
983		Kennametal, Inc	24,998
848	*	Kulicke & Soffa Industries, Inc	5,953
1,524	*	Lam Research Corp	58,003
560		Lennox International, Inc	23,279
972	*	Lexmark International, Inc (Class A)	32,105
136		Lindsay Manufacturing Co	4,310
400		Lufkin Industries, Inc	15,596
1,601		Manitowoc Co, Inc	14,633
171		Met-Pro Corp	1,840
968	*	Micros Systems, Inc	30,850
218	*	Middleby Corp	11,595
500	*	Modine Manufacturing Co	3,840
66		Nacco Industries, Inc (Class A)	5,858
136	*	Natural Gas Services Group, Inc	2,058
572	*	Netezza Corp	7,825
400	*	Netgear, Inc	7,136
455	*	Network Engines, Inc	1,233
407		Nordson Corp	22,825
3,627		Northrop Grumman Corp	197,454
597	*	Oil States International, Inc	23,629
1,415		Pall Corp	48,634
2,191	*,m	Palm, Inc	12,467
2,502		Pitney Bowes, Inc	54,944
144	*	PMFG, Inc	2,182
237		Primoris Services Corp	1,493
409	*	Pure Bioscience	978
2,574	*	Quantum Corp	4,839
301	*	Rackable Systems, Inc	2,131
4,590		Raytheon Co	222,110
262	*	RBC Bearings, Inc	7,595
113	*	Rimage Corp	1,789
759	*	Riverbed Technology, Inc	20,964
310		Robbins & Myers, Inc	6,739
219	*	Safeguard Scientifics, Inc	2,313
200	*	Sauer-Danfoss, Inc	2,444
321	*	Scansource, Inc	8,003
774	*	Scientific Games Corp (Class A)	7,121
5,891	*	Seagate Technology, Inc	76,819
373	*	Sigma Designs, Inc	3,734
608		SPX Corp	32,108
151		Standex International Corp	3,828
488	*	STEC, Inc	6,129
258	*	Super Micro Computer, Inc	3,483
142	*	T-3 Energy Services, Inc	3,962
208	*	Tecumseh Products Co (Class A)	2,313
200		Tennant Co	6,764
2,016	*	Teradata Corp	61,448
1,277	*	Terex Corp	23,931
3,324		Textron, Inc	56,408
107	*	Thermadyne Holdings Corp	1,157
1,085		Timken Co	28,199
419		Toro Co	20,581
100		Twin Disc, Inc	1,136

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

6,149		Tyco International Ltd	$216,629
283	*	Ultratech, Inc	4,604
1,505	*	Varian Medical Systems, Inc	78,681
1,025	*	VeriFone Holdings, Inc	19,403
334		Watsco, Inc	19,345
2,759	*	Western Digital Corp	83,211
728		Woodward Governor Co	18,586
16,550		Xerox Corp	133,062
359	*	Xyratex Ltd	5,080
721	*	Zebra Technologies Corp (Class A)	18,292

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	9,695,784

INSTRUMENTS AND RELATED PRODUCTS - 3.6%
247	*	Abaxis, Inc	5,293
400	*	Abiomed, Inc	3,872
606	*	Accuray, Inc	4,018
766	*	Affymetrix, Inc	4,519
275	*	AGA Medical Holdings, Inc	3,490
4,191	*	Agilent Technologies, Inc	119,150
835		Alcon, Inc	123,739
700	*	Align Technology, Inc	10,409
3,663		Allergan, Inc	213,406
620	*	Alphatec Holdings, Inc	2,877
909	*	American Medical Systems Holdings, Inc	20,107
140		American Science & Engineering, Inc	10,669
150		Analogic Corp	6,827
200	*	Anaren, Inc	2,988
275	*	Angiodynamics, Inc	4,056
844	*	Antares Pharma, Inc	1,485
984	*	Applied Energetics, Inc	1,014
166	*	Argon ST, Inc	5,692
325	*	Arthrocare Corp	9,961
18		Atrion Corp	2,431
554	*	ATS Medical, Inc	2,199
258		Badger Meter, Inc	9,982
1,158		Bard (C.R.), Inc	89,780
7,184		Baxter International, Inc	291,957
845		Beckman Coulter, Inc	50,945
2,809		Becton Dickinson & Co	189,945
247	*	Bio-Rad Laboratories, Inc (Class A)	21,363
18,299	*	Boston Scientific Corp	106,134
869	*	Bruker BioSciences Corp	10,567
539	*	Caliper Life Sciences, Inc	2,302
146		Cantel Medical Corp	2,438
291	*	CardioNet, Inc	1,595
2,135	*	CareFusion Corp	48,465
712	*	Cepheid, Inc	11,406
449	*	Cerus Corp	1,419
370	*	Clarient, Inc	1,140
306	*	Coherent, Inc	10,496
280		Cohu, Inc	3,396
450	*	Conmed Corp	8,384
546		Cooper Cos, Inc	21,725
6,038		Covidien plc	242,606
158	*	Cutera, Inc	1,455
327	*	Cyberonics, Inc	7,743
85	*	Cynosure, Inc (Class A)	915
6,418		Danaher Corp	238,236
545	*	Delcath Systems, Inc	3,455
1,806		Dentsply International, Inc	54,017
567	*	Depomed, Inc	1,588
689	*	DexCom, Inc	7,965
241	*	Dionex Corp	17,945
82	*	DXP Enterprises, Inc	1,283
3,150	*	Eastman Kodak Co	13,671

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,386	*	Edwards Lifesciences Corp	$77,644
208	*	Electro-Optical Sciences, Inc	1,548
536	*	Endologix, Inc	2,428
317		ESCO Technologies, Inc	8,163
359	*	Esterline Technologies Corp	17,035
998	*	ev3, Inc	22,365
78	*	Exactech, Inc	1,332
163	*	FARO Technologies, Inc	3,050
451	*	FEI Co	8,889
1,836	*	Flir Systems, Inc	53,409
593	*	Formfactor, Inc	6,404
633	*	Fossil, Inc	21,965
1,360		Garmin Ltd	39,794
360	*	Haemonetics Corp	19,267
259	*	Hanger Orthopedic Group, Inc	4,652
553	*	HealthTronics, Inc	2,671
153	*	Herley Industries, Inc	2,182
747		Hillenbrand, Inc	15,978
3,134	*	Hologic, Inc	43,657
154	*	ICU Medical, Inc	4,954
154	*	ICx Technologies, Inc	1,124
276	*	II-VI, Inc	8,178
1,466	*	Illumina, Inc	63,815
573	*	Insulet Corp	8,624
289	*	Integra LifeSciences Holdings Corp	10,693
472	*	Intuitive Surgical, Inc	148,973
316		Invacare Corp	6,554
1,704	*	ION Geophysical Corp	5,930
205	*	IRIS International, Inc	2,079
477	*	Itron, Inc	29,488
345	*	Ixia	2,964
138		Keithley Instruments, Inc	1,219
66	*	Kensey Nash Corp	1,565
2,049		Kla-Tencor Corp	57,126
800	*	Kopin Corp	2,712
172	*	KVH Industries, Inc	2,136
908	*	L-1 Identity Solutions, Inc	7,437
138	*	LaBarge, Inc	1,575
2,218	*	Life Technologies Corp	104,801
1,753	*	LTX-Credence Corp	4,961
201	*	Lydall, Inc	1,536
303	*	MAKO Surgical Corp	3,772
611		Masimo Corp	14,548
114	*	Measurement Specialties, Inc	1,562
147	*	Medical Action Industries, Inc	1,763
13,264		Medtronic, Inc	481,084
310	*	Merit Medical Systems, Inc	4,982
410	*	Mettler-Toledo International, Inc	45,768
167	*	Micrus Endovascular Corp	3,472
681	*	Millipore Corp	72,629
352		Mine Safety Appliances Co	8,723
604	*	MKS Instruments, Inc	11,307
200	*	Movado Group, Inc	2,136
221		MTS Systems Corp	6,409
214	*	Nanometrics, Inc	2,159
650		National Instruments Corp	20,657
316	*	Natus Medical, Inc	5,148
250	*	Neogen Corp	6,513
407	*	Newport Corp	3,687
472	*	NuVasive, Inc	16,737
222	*	NxStage Medical, Inc	3,294
181	*	Orthofix International NV	5,801
720	*	Orthovita, Inc	1,462
42	*	OYO Geospace Corp	2,036
200	*	Palomar Medical Technologies, Inc	2,238

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,408		PerkinElmer, Inc	$29,103
910	*	Resmed, Inc	55,337
119	*	Rochester Medical Corp	1,125
1,711		Rockwell Automation, Inc	83,993
1,895		Rockwell Collins, Inc	100,681
383	*	Rofin-Sinar Technologies, Inc	7,974
1,133		Roper Industries, Inc	63,403
351	*	Rudolph Technologies, Inc	2,650
203	*,m	SenoRx, Inc	2,229
405	*	Sirona Dental Systems, Inc	14,110
685	*	Solta Medical, Inc	1,302
142	*	Somanetics Corp	3,543
306	*	Sonic Solutions, Inc	2,555
166	*	SonoSite, Inc	4,500
330	*	Spectranetics Corp	1,709
3,958	*	St. Jude Medical, Inc	142,844
407	*	Staar Surgical Co	2,328
650	*	Star Scientific, Inc	1,066
300	*	Stereotaxis, Inc	993
745		STERIS Corp	23,155
3,794		Stryker Corp	189,928
376	*	Symmetry Medical, Inc	3,963
435	*	Syneron Medical Ltd	4,472
146	*	Synovis Life Technologies, Inc	2,231
463		Techne Corp	26,599
433	*	Teledyne Technologies, Inc	16,705
2,167	*	Teradyne, Inc	21,128
4,941	*	Thermo Electron Corp	242,355
682	*	Thoratec Corp	29,142
1,441	*	Trimble Navigation Ltd	40,348
584	*	Unilife Corp	3,399
200	*	Vascular Solutions, Inc	2,500
512	*	Veeco Instruments, Inc	17,551
200	*	Vital Images, Inc	2,550
979	*	Vivus, Inc	9,398
603	*	Volcano Corp	13,157
1,129	*	Waters Corp	73,046
456	*	Wright Medical Group, Inc	7,574
391	*	X-Rite, Inc	1,443
68		Young Innovations, Inc	1,914
2,443	*	Zimmer Holdings, Inc	132,044
255	*	Zoll Medical Corp	6,911
198	*	Zygo Corp	1,606

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,985,848

INSURANCE AGENTS, BROKERS AND SERVICE - 0.4%
3,244		AON Corp	120,417
1,252		Arthur J. Gallagher & Co	30,524
1,536		Brown & Brown, Inc	29,399
245	*	Crawford & Co (Class B)	774
5,345		Hartford Financial Services Group, Inc	118,285
212		Life Partners Holdings, Inc	4,338
6,518		Marsh & McLennan Cos, Inc	146,980
667	*	National Financial Partners Corp	6,517
1,242	*	Verisk Analytics, Inc	37,136
92		White Mountains Insurance Group Ltd	29,826

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	524,196

INSURANCE CARRIERS - 3.5%
4,050		ACE Ltd	208,494
5,117		Aetna, Inc	134,986
5,663		Aflac, Inc	241,640
69	*	Alleghany Corp	20,238
599		Allied World Assurance Holdings Ltd	27,183
6,476		Allstate Corp	186,055

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,600	*	Ambac Financial Group, Inc	$2,412
629		American Equity Investment Life Holding Co	6,491
1,036		American Financial Group, Inc	28,304
1,471	*	American International Group, Inc	50,661
85		American National Insurance Co	6,882
173		American Physicians Capital, Inc	5,337
75		American Physicians Service Group, Inc	1,834
118	*	American Safety Insurance Holdings Ltd	1,855
623	*	AMERIGROUP Corp	20,235
202	*	Amerisafe, Inc	3,545
294		Amtrust Financial Services, Inc	3,540
607	*	Arch Capital Group Ltd	45,222
374		Argo Group International Holdings Ltd	11,441
961		Aspen Insurance Holdings Ltd	23,775
1,348		Assurant, Inc	46,776
2,211		Assured Guaranty Ltd	29,340
1,528		Axis Capital Holdings Ltd	45,412
125		Baldwin & Lyons, Inc (Class B)	2,626
456	*	Catalyst Health Solutions, Inc	15,732
593	*	Centene Corp	12,750
3,935		Chubb Corp	196,789
3,324		Cigna Corp	103,243
1,758		Cincinnati Financial Corp	45,479
387	*	Citizens, Inc (Class A)	2,577
303	*	CNA Financial Corp	7,745
198	*	CNA Surety Corp	3,182
2,903	*	Conseco, Inc	14,370
571		Delphi Financial Group, Inc (Class A)	13,938
143		Donegal Group, Inc (Class A)	1,757
60		EMC Insurance Group, Inc	1,316
620		Employers Holdings, Inc	9,133
551		Endurance Specialty Holdings Ltd	20,679
76	*	Enstar Group Ltd	5,049
363		Erie Indemnity Co (Class A)	16,517
710		Everest Re Group Ltd	50,211
155		FBL Financial Group, Inc (Class A)	3,255
2,808		Fidelity National Title Group, Inc (Class A)	36,476
1,122		First American Corp	19,815
1,253		First American Financial Corp	15,888
136		First Mercury Financial Corp	1,439
472		Flagstone Reinsurance Holdings Ltd	5,107
315	*	Fpic Insurance Group, Inc	8,080
5,894	*	Genworth Financial, Inc (Class A)	77,035
327	*	Greenlight Capital Re Ltd (Class A)	8,237
136	*	Hallmark Financial Services	1,353
539		Hanover Insurance Group, Inc	23,447
168		Harleysville Group, Inc	5,213
1,378		HCC Insurance Holdings, Inc	34,119
1,227	*	Health Net, Inc	29,902
627	*	Healthspring, Inc	9,725
467		Horace Mann Educators Corp	7,145
2,014	*	Humana, Inc	91,979
205		Infinity Property & Casualty Corp	9,467
77		Kansas City Life Insurance Co	2,277
2,290	*	Leucadia National Corp	44,678
3,641		Lincoln National Corp	88,440
3,792		Loews Corp	126,312
553		Maiden Holdings Ltd	3,633
119	*	Markel Corp	40,460
1,052		Max Capital Group Ltd	19,757
1,717	*	MBIA, Inc	9,632
694		Meadowbrook Insurance Group, Inc	5,989
303		Mercury General Corp	12,556
7,091		Metlife, Inc	267,756
478	*	Metropolitan Health Networks, Inc	1,783

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,499	*	MGIC Investment Corp	$17,218
159	*	Molina Healthcare, Inc	4,579
855		Montpelier Re Holdings Ltd	12,765
173		National Interstate Corp	3,429
27		National Western Life Insurance Co (Class A)	4,125
149	*	Navigators Group, Inc	6,128
65		NYMAGIC, Inc	1,254
2,802		Old Republic International Corp	33,988
313		OneBeacon Insurance Group Ltd (Class A)	4,482
943		PartnerRe Ltd	66,142
1,675	*	Phoenix Cos, Inc	3,534
543		Platinum Underwriters Holdings Ltd	19,705
400	*	PMA Capital Corp (Class A)	2,620
1,998	*	PMI Group, Inc	5,774
200		Presidential Life Corp	1,820
270	*	Primerica, Inc	5,789
499	*	Primus Guaranty Ltd	1,841
3,855		Principal Financial Group	90,361
400	*	ProAssurance Corp	22,704
8,090		Progressive Corp	151,445
1,036		Protective Life Corp	22,160
5,589		Prudential Financial, Inc	299,907
1,623		Radian Group, Inc	11,751
912		Reinsurance Group of America, Inc (Class A)	41,688
697		RenaissanceRe Holdings Ltd	39,220
224		RLI Corp	11,762
200		Safety Insurance Group, Inc	7,404
257		SeaBright Insurance Holdings, Inc	2,436
656		Selective Insurance Group, Inc	9,748
628		Stancorp Financial Group, Inc	25,459
200		State Auto Financial Corp	3,102
200		Stewart Information Services Corp	1,804
440		Symetra Financial Corp	5,280
993		Torchmark Corp	49,163
503		Tower Group, Inc	10,830
713		Transatlantic Holdings, Inc	34,195
5,965		Travelers Cos, Inc	293,777
246	*	Triple-S Management Corp (Class B)	4,563
515	*	United America Indemnity Ltd (Class A)	3,790
234		United Fire & Casualty Co	4,638
13,690		UnitedHealth Group, Inc	388,797
614		Unitrin, Inc	15,718
417	*	Universal American Financial Corp	6,005
4,006		UnumProvident Corp	86,930
986		Validus Holdings Ltd	24,078
1,526		W.R. Berkley Corp	40,378
481	*	WellCare Health Plans, Inc	11,419
5,145	*	WellPoint, Inc	251,745
15		Wesco Financial Corp	4,848
4,131		XL Capital Ltd	66,137

		TOTAL INSURANCE CARRIERS	4,924,141

JUSTICE, PUBLIC ORDER AND SAFETY - 0.0%
1,411	*	Corrections Corp of America	26,922
620	*	Geo Group, Inc	12,865

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	39,787

LEATHER AND LEATHER PRODUCTS - 0.1%
3,674		Coach, Inc	134,284
1,032	*	CROCS, Inc	10,919
349	*	Genesco, Inc	9,182
870	*	Iconix Brand Group, Inc	12,502
101		RG Barry Corp	1,114
280	*	Steven Madden Ltd	8,826
558	*	Timberland Co (Class A)	9,012

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

60		Weyco Group, Inc	$1,367
600		Wolverine World Wide, Inc	15,131

		TOTAL LEATHER AND LEATHER PRODUCTS	202,337

LEGAL SERVICES - 0.0%
571	*	FTI Consulting, Inc	24,890
154	*	Pre-Paid Legal Services, Inc	7,005

		TOTAL LEGAL SERVICES	31,895

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.0%
371	*	Emergency Medical Services Corp (Class A)	18,190
230	*	Rural	1,872

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	20,062

LUMBER AND WOOD PRODUCTS - 0.0%
125		American Woodmark Corp	2,138
127		Deltic Timber Corp	5,309
1,562	*	Louisiana-Pacific Corp	10,449
100		Skyline Corp	1,801
233		Universal Forest Products, Inc	7,062

		TOTAL LUMBER AND WOOD PRODUCTS	26,759

METAL MINING - 0.7%
740	*	Allied Nevada Gold Corp	14,563
601	*	Capital Gold Corp	2,404
1,625		Cleveland-Cliffs, Inc	76,635
1,061	*	Coeur d’Alene Mines Corp	16,743
5,209		Freeport-McMoRan Copper & Gold, Inc (Class B)	308,008
3,083	*	Golden Star Resources Ltd	13,504
2,915	*	Hecla Mining Co	15,216
1,014	*	Jaguar Mining, Inc	8,954
5,730		Newmont Mining Corp	353,769
942	*	Patriot Coal Corp	11,069
607	*	Rosetta Resources, Inc	12,025
576		Royal Gold, Inc	27,648
2,037		Southern Copper Corp (NY)	54,062
574	*	Stillwater Mining Co	6,670
1,680	*	Thompson Creek Metals Co, Inc	14,582
334	*	US Energy Corp Wyoming	1,587
1,134	*	US Gold Corp	5,681

		TOTAL METAL MINING	943,120

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.2%
213	*	Armstrong World Industries, Inc	6,428
75		Blyth, Inc	2,555
806		Callaway Golf Co	4,868
423		Daktronics, Inc	3,173
1,546		Hasbro, Inc	63,541
498	*	Intrepid Potash, Inc	9,746
311	*	Jakks Pacific, Inc	4,472
1,061		Jarden Corp	28,509
256	*	Leapfrog Enterprises, Inc	1,029
4,344		Mattel, Inc	91,919
63		Oil-Dri Corp of America	1,446
257	*	RC2 Corp	4,140
153	*	Russ Berrie & Co, Inc	1,076
646	*	Shuffle Master, Inc	5,174
100	*	Steinway Musical Instruments, Inc	1,779

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	229,855

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

MISCELLANEOUS RETAIL - 1.5%
198	*	1-800-FLOWERS.COM, Inc (Class A)	$408
4,201	*	Amazon.com, Inc	459,001
409		Barnes & Noble, Inc	5,276
4,150		Best Buy Co, Inc	140,519
334		Big 5 Sporting Goods Corp	4,389
158	*	Blue Nile, Inc	7,439
792	*	Borders Group, Inc	1,053
200	*	Build-A-Bear Workshop, Inc	1,356
535	*	Cabela’s, Inc	7,565
400		Cash America International, Inc	13,708
700	*	CKX, Inc	3,493
657	*	Coldwater Creek, Inc	2,208
16,387		CVS Corp	480,466
1,038	*	Dick’s Sporting Goods, Inc	25,836
1,532	*	Dollar Tree, Inc	63,756
969	*	Drugstore.Com	2,985
545	*	Ezcorp, Inc (Class A)	10,110
171		Gaiam, Inc (Class A)	1,038
749	*	GSI Commerce, Inc	21,571
373	*	Hibbett Sports, Inc	8,937
475	*	HSN, Inc	11,400
317	*	Jo-Ann Stores, Inc	11,891
343	*	KAR Auction Services, Inc	4,243
145	*	Kirkland’s, Inc	2,447
497		MSC Industrial Direct Co (Class A)	25,178
414		Nutri/System, Inc	9,497
3,305	*	Office Depot, Inc	13,352
1,103	*	OfficeMax, Inc	14,405
176	*	Overstock.com, Inc	3,180
1,427		Petsmart, Inc	43,053
568	*	Priceline.com, Inc	100,275
187		Pricesmart, Inc	4,344
7,015	*	Rite Aid Corp	6,875
322	*	Shutterfly, Inc	7,715
1,056	*	Signet Jewelers Ltd	29,040
192	*	Stamps.com, Inc	1,968
8,788		Staples, Inc	167,411
151		Systemax, Inc	2,276
1,496		Tiffany & Co	56,713
191	*	Vitamin Shoppe, Inc	4,899
11,782		Walgreen Co	314,579
724		World Fuel Services Corp	18,781
245	*	Zumiez, Inc	3,947

		TOTAL MISCELLANEOUS RETAIL	2,118,583

MOTION PICTURES - 0.9%
159	*	Ascent Media Corp (Series A)	4,016
424	*	Avid Technology, Inc	5,398
136	*	Carmike Cinemas, Inc	824
610		Cinemark Holdings, Inc	8,022
3,422	*	Discovery Communications, Inc (Class A)	122,200
943	*	DreamWorks Animation SKG, Inc (Class A)	26,923
823	*	Lions Gate Entertainment Corp	5,745
460		National CineMedia, Inc	7,664
27,608		News Corp (Class A)	330,191
1,035		Regal Entertainment Group (Class A)	13,496
114	*	Rentrak Corp	2,774
1,230	*	Rovi Corp	46,629
1,080		Scripps Networks Interactive (Class A)	43,567
13,726		Time Warner, Inc	396,818
1,772	*	tw telecom inc (Class A)	29,557
7,281		Viacom, Inc (Class B)	228,405

		TOTAL MOTION PICTURES	1,272,229

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

NONDEPOSITORY INSTITUTIONS - 0.9%
700		Advance America Cash Advance Centers, Inc	$2,891
4,101	*	American Capital Ltd	19,767
12,581		American Express Co	499,466
800	*	AmeriCredit Corp	14,576
2,330		Apollo Investment Corp	21,739
2,310		Ares Capital Corp	28,944
133		Asta Funding, Inc	1,313
678		BlackRock Kelso Capital Corp	6,692
807	*	Boise, Inc	4,430
5,497		Capital One Financial Corp	221,529
3,675		CapitalSource, Inc	17,493
8,820		Chimera Investment Corp	31,840
2,384	*	CIT Group, Inc	80,722
155		CompuCredit Corp	614
103	*	Credit Acceptance Corp	5,023
523		Cypress Sharpridge Investments, Inc	6,621
6,550		Discover Financial Services	91,569
92	*	Doral Financial Corp	224
161	*	Encore Capital Group, Inc	3,318
115		Federal Agricultural Mortgage Corp (Class C)	1,613
363	*	First Cash Financial Services, Inc	7,913
641	*	First Marblehead Corp	1,506
252		Gladstone Investment Corp	1,469
1,907	*	GLG Partners, Inc	8,353
92		Golub Capital BDC, Inc	1,327
954	*	Heckmann Corp	4,427
426		Hercules Technology Growth Capital, Inc	3,923
1,154		Lender Processing Services, Inc	36,132
778		MCG Capital Corp	3,758
175		Medallion Financial Corp	1,155
320		Nelnet, Inc (Class A)	6,170
341	*	NewStar Financial, Inc	2,169
300		NGP Capital Resources Co	2,151
499		NRDC Acquisition Corp	4,815
892	*	Ocwen Financial Corp	9,089
385		PennantPark Investment Corp	3,677
639	*	PHH Corp	12,167
5,809	*	SLM Corp	60,356
69		Solar Capital Ltd	1,329
42		Student Loan Corp	1,011
104	*	THL Credit, Inc	1,196
330		TICC Capital Corp	2,772
90		Triangle Capital Corp	1,280
199	*	World Acceptance Corp	7,624

		TOTAL NONDEPOSITORY INSTITUTIONS	1,246,153

NONMETALLIC MINERALS, EXCEPT FUELS - 0.1%
292		AMCOL International Corp	6,862
404		Compass Minerals International, Inc	28,393
1,260	*	General Moly, Inc	3,881
30	*	United States Lime & Minerals, Inc	1,156
1,507		Vulcan Materials Co	66,051

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	106,343

OIL AND GAS EXTRACTION - 4.2%
802	*	Abraxas Petroleum Corp	2,246
5,959		Anadarko Petroleum Corp	215,060
4,061		Apache Corp	341,895
180		APCO Argentina, Inc	4,232
104	*	Approach Resources, Inc	716
463	*	Arena Resources, Inc	14,770
944		Atlas America, Inc	25,554

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

643	*	ATP Oil & Gas Corp	$6,809
675	*	Atwood Oceanics, Inc	17,226
5,167		Baker Hughes, Inc	214,792
448	*	Basic Energy Services, Inc	3,450
617		Berry Petroleum Co (Class A)	15,869
553	*	Bill Barrett Corp	17,016
979	*	Boots & Coots, Inc	2,888
1,428	*	Brigham Exploration Co	21,963
1,249		Cabot Oil & Gas Corp	39,119
1,143	*	Cal Dive International, Inc	6,687
354	*	Callon Petroleum Co	2,230
2,896	*	Cameron International Corp	94,178
417	*	Carrizo Oil & Gas, Inc	6,476
599	*	Cheniere Energy, Inc	1,689
7,765		Chesapeake Energy Corp	162,677
1,008		Cimarex Energy Co	72,153
90	*	Clayton Williams Energy, Inc	3,791
897	*	Cobalt International Energy, Inc	6,683
935	*	Complete Production Services, Inc	13,371
599	*	Comstock Resources, Inc	16,604
1,089	*	Concho Resources, Inc	60,254
151	*	Contango Oil & Gas Co	6,757
365	*	Continental Resources, Inc	16,286
80	*	Dawson Geophysical Co	1,702
3,577	*	Delta Petroleum Corp	3,076
4,811	*	Denbury Resources, Inc	70,433
5,381		Devon Energy Corp	327,810
829		Diamond Offshore Drilling, Inc	51,556
1,293	*	Endeavour International Corp	1,371
354	*	Energy Partners Ltd	4,322
404	*	Energy Recovery, Inc	1,616
607	*	Energy XXI Bermuda Ltd	9,578
3,049		EOG Resources, Inc	299,929
1,792		Equitable Resources, Inc	64,763
1,767		EXCO Resources, Inc	25,816
747	*	Exterran Holdings, Inc	19,280
1,348	*	Forest Oil Corp	36,881
386	*	FX Energy, Inc	1,397
519	*	Gastar Exploration Ltd	1,874
153	*	Georesources, Inc	2,131
1,315	*	Global Industries Ltd	5,904
510	*	GMX Resources, Inc	3,310
321	*	Goodrich Petroleum Corp	3,852
394	*	Gulfport Energy Corp	4,673
10,902		Halliburton Co	267,644
318	*	Harvest Natural Resources, Inc	2,344
1,183	*	Helix Energy Solutions Group, Inc	12,741
1,132		Helmerich & Payne, Inc	41,341
1,501	*	Hercules Offshore, Inc	3,647
220		Houston American Energy Corp	2,169
13	*	Isramco, Inc	613
107		Kayne Anderson Energy Development Co	1,623
1,423	*	Key Energy Services, Inc	13,063
1,429	*	Kodiak Oil & Gas Corp	4,559
570	*	Magnum Hunter Resources Corp	2,485
1,242	*	Mariner Energy, Inc	26,678
974	*	McMoRan Exploration Co	10,821
226	*	Miller Petroleum, Inc	1,302
3,362	*	Nabors Industries Ltd	59,238
5,048		National Oilwell Varco, Inc	166,937
1,602	*	Newfield Exploration Co	78,274
1,250	*	Newpark Resources, Inc	7,563
2,103		Noble Energy, Inc	126,874
566	*	Northern Oil And Gas, Inc	7,267

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

9,781		Occidental Petroleum Corp	$754,603
663	*	Oceaneering International, Inc	29,769
578	*	Pacific Asia Petroleum, Inc	2,156
85		Panhandle Oil and Gas, Inc (Class A)	2,247
1,722	*	Parker Drilling Co	6,802
1,800		Patterson-UTI Energy, Inc	23,166
551		Penn Virginia Corp	11,081
3,628	*	PetroHawk Energy Corp	61,567
229	*	Petroleum Development Corp	5,867
815	*	Petroquest Energy, Inc	5,509
568	*	Pioneer Drilling Co	3,221
1,382		Pioneer Natural Resources Co	82,160
1,680	*	Plains Exploration & Production Co	34,625
222	*	PowerSecure International, Inc	2,018
2,036	*	Pride International, Inc	45,484
1,420	*	Quicksilver Resources, Inc	15,620
671	*	RAM Energy Resources, Inc	1,389
1,920		Range Resources Corp	77,088
460	*	Resolute Energy Corp	5,630
494	*	Rex Energy Corp	4,989
1,317	*	Rowan Cos, Inc	28,895
337		RPC, Inc	4,600
14,364		Schlumberger Ltd	794,903
272	*	SEACOR Holdings, Inc	19,220
135	*	Seahawk Drilling, Inc	1,312
2,992		Smith International, Inc	112,649
4,170	*	Southwestern Energy Co	161,129
754		St. Mary Land & Exploration Co	30,281
539	*	Stone Energy Corp	6,015
943	*	Superior Energy Services	17,606
339	*	Superior Well Services, Inc	5,668
457	*	Swift Energy Co	12,298
787	*	Syntroleum Corp	1,291
364	*	Tesco Corp	4,470
974	*	Tetra Technologies, Inc	8,844
617		Tidewater, Inc	23,890
1,763	*	TransAtlantic Petroleum Ltd	5,589
1,834	*	Ultra Petroleum Corp	81,155
300	*	Union Drilling, Inc	1,653
488	*	Unit Corp	19,808
621		Vaalco Energy, Inc	3,478
231	*	Venoco, Inc	3,805
414		W&T Offshore, Inc	3,916
580	*	Warren Resources, Inc	1,682
8,906	*	Weatherford International Ltd	117,025
614	*	Whiting Petroleum Corp	48,150
442	*	Willbros Group, Inc	3,271

		TOTAL OIL AND GAS EXTRACTION	5,889,492

PAPER AND ALLIED PRODUCTS - 0.5%
1,312		Bemis Co	35,424
520	*	Buckeye Technologies, Inc	5,174
102	*	Cellu Tissue Holdings, Inc	793
676	*	Cenveo, Inc	3,704
508		Domtar Corporation	24,968
553		Glatfelter	6,000
1,659	*	Graphic Packaging Holding Co	5,226
415		Greif, Inc (Class A)	23,049
5,257		International Paper Co	118,966
460	*	Kapstone Paper and Packaging Corp	5,124
4,985		Kimberly-Clark Corp	302,242
1,977		MeadWestvaco Corp	43,889
162		Neenah Paper, Inc	2,965

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,223		Packaging Corp of America	$26,930
462		Rock-Tenn Co (Class A)	22,948
221		Schweitzer-Mauduit International, Inc	11,149
1,203		Sonoco Products Co	36,667
1,260		Temple-Inland, Inc	26,044
784	*	Wausau Paper Corp	5,308

		TOTAL PAPER AND ALLIED PRODUCTS	706,570

PERSONAL SERVICES - 0.1%
1,502		Cintas Corp	36,003
364	*	Coinstar, Inc	15,641
58		CPI Corp	1,300
387		G & K Services, Inc (Class A)	7,992
3,964		H&R Block, Inc	62,195
140		Mac-Gray Corp	1,560
674		Regis Corp	10,494
1,125	*	Sally Beauty Holdings, Inc	9,225
2,964		Service Corp International	21,934
185	*	Steiner Leisure Ltd	7,111
155		Unifirst Corp	6,823
402		Weight Watchers International, Inc	10,327

		TOTAL PERSONAL SERVICES	190,605

PETROLEUM AND COAL PRODUCTS - 4.9%
142		Alon USA Energy, Inc	903
596	*	American Oil & Gas, Inc	3,743
24,190		Chevron Corp	1,641,533
17,923		ConocoPhillips	879,840
359	*	CVR Energy, Inc	2,700
69		Delek US Holdings, Inc	504
61,489		Exxon Mobil Corp	3,509,179
1,200		Frontier Oil Corp	16,140
143	*	Green Plains Renewable Energy, Inc	1,461
760	*	Headwaters, Inc	2,158
3,510		Hess Corp	176,693
524		Holly Corp	13,928
8,544		Marathon Oil Corp	265,633
2,306		Murphy Oil Corp	114,262
116		Quaker Chemical Corp	3,142
2,224	*	SandRidge Energy, Inc	12,966
1,429		Sunoco, Inc	49,686
1,671		Tesoro Corp	19,501
6,819		Valero Energy Corp	122,606
652		Walter Industries, Inc	39,674
174		WD-40 Co	5,812
605	*	Western Refining, Inc	3,043

		TOTAL PETROLEUM AND COAL PRODUCTS	6,885,107

PIPELINES, EXCEPT NATURAL GAS - 0.1%
7,929		Spectra Energy Corp	159,135

		TOTAL PIPELINES, EXCEPT NATURAL GAS	159,135

PRIMARY METAL INDUSTRIES - 0.6%
1,349		AK Steel Holding Corp	16,080
12,151		Alcoa, Inc	122,239
1,183		Allegheny Technologies, Inc	52,277
565		Belden CDT, Inc	12,430
300	*	Brush Engineered Materials, Inc	5,994
574		Carpenter Technology Corp	18,844
742	*	Century Aluminum Co	6,552
255		Encore Wire Corp	4,638

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

640	*	General Cable Corp	$17,056
1,693	*	Gerdau Ameristeel Corp	18,454
336	*	Gibraltar Industries, Inc	3,394
743	*	Globe Specialty Metals, Inc	7,675
128		Haynes International, Inc	3,946
716	*	Horsehead Holding Corp	5,413
728		Hubbell, Inc (Class B)	28,894
367		Matthews International Corp (Class A)	10,746
802	*	Metalico, Inc	3,192
447		Mueller Industries, Inc	10,996
133	*	Noranda Aluminium Holding Corp	855
96	*	Northwest Pipe Co	1,824
3,795		Nucor Corp	145,274
89		Olympic Steel, Inc	2,044
1,713		Precision Castparts Corp	176,303
881		Reliance Steel & Aluminum Co	31,848
362	*	RTI International Metals, Inc	8,728
246		Schnitzer Steel Industries, Inc (Class A)	9,643
2,595		Steel Dynamics, Inc	34,228
298		Texas Industries, Inc	8,803
1,028	*	Titanium Metals Corp	18,083
314		Tredegar Corp	5,124
1,738		United States Steel Corp	67,000
72	*	Universal Stainless & Alloy	1,151
1,254	*	Uranium Energy Corp	2,959
735		Worthington Industries, Inc	9,452

		TOTAL PRIMARY METAL INDUSTRIES	872,139

PRINTING AND PUBLISHING - 0.5%
684	*	ACCO Brands Corp	3,413
210	*	AH Belo Corp (Class A)	1,394
479		American Greetings Corp (Class A)	8,986
946	*	Belo (A.H.) Corp (Class A)	5,383
800		Bowne & Co, Inc	8,976
100	*	Consolidated Graphics, Inc	4,324
73		Courier Corp	891
46		CSS Industries, Inc	759
605	*	Dex One Corp	11,495
365	*	Dolan Media Co	4,059
613		Dun & Bradstreet Corp	41,145
269		Ennis, Inc	4,038
354	*	EW Scripps Co (Class A)	2,630
2,876		Gannett Co, Inc	38,711
700		Harte-Hanks, Inc	7,315
542		John Wiley & Sons, Inc (Class A)	20,959
474	*	Journal Communications, Inc (Class A)	1,882
552	*	Lee Enterprises, Inc	1,419
239	*	Martha Stewart Living Omnimedia, Inc (Class A)	1,176
732	*	McClatchy Co (Class A)	2,664
3,803		McGraw-Hill Cos, Inc	107,016
261	*	Media General, Inc (Class A)	2,547
426		Meredith Corp	13,261
1,326	*	MSCI, Inc (Class A)	36,332
105		Multi-Color Corp	1,075
1,565	*	New York Times Co (Class A)	13,537
100	*	Playboy Enterprises, Inc (Class B)	420
343	*	Presstek, Inc	1,211
485		Primedia, Inc	1,421
2,448		R.R. Donnelley & Sons Co	40,074
100		Schawk, Inc (Class A)	1,495
365		Scholastic Corp	8,804
235		Standard Register Co	738
157	*	SuperMedia, Inc	2,872

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

4,505		Thomson Corp	$161,415
601	*	Valassis Communications, Inc	19,064
527	*	VistaPrint Ltd	25,027
77		Washington Post Co (Class B)	31,607

		TOTAL PRINTING AND PUBLISHING	639,535

RAILROAD TRANSPORTATION - 0.7%
4,688		CSX Corp	232,665
480	*	Genesee & Wyoming, Inc (Class A)	17,909
1,198	*	Kansas City Southern Industries, Inc	43,547
4,457		Norfolk Southern Corp	236,444
308	*	RailAmerica, Inc	3,055
6,095		Union Pacific Corp	423,664

		TOTAL RAILROAD TRANSPORTATION	957,284

REAL ESTATE - 0.1%
3,368	*	CB Richard Ellis Group, Inc (Class A)	45,838
59		Consolidated-Tomoka Land Co	1,682
513		DuPont Fabros Technology, Inc	12,599
1,536	*	Forest City Enterprises, Inc (Class A)	17,388
498	*	Forestar Real Estate Group, Inc	8,944
297		Government Properties Income Trust	7,579
506		Jones Lang LaSalle, Inc	33,214
255	*	Kennedy-Wilson Holdings, Inc	2,576
297	*	LoopNet, Inc	3,662
1,116	*	St. Joe Co	25,847
1,142		Stewart Enterprises, Inc (Class A)	6,178
408		Thomas Properties Group, Inc	1,350

		TOTAL REAL ESTATE	166,857

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.2%
412		A. Schulman, Inc	7,812
78	*	AEP Industries, Inc	1,863
700		Cooper Tire & Rubber Co	13,650
158	*	Deckers Outdoor Corp	22,573
2,887	*	Goodyear Tire & Rubber Co	28,697
207	*	Graham Packaging Co, Inc	2,478
59		Lacrosse Footwear, Inc	994
431	*	Metabolix, Inc	6,168
3,303		Newell Rubbermaid, Inc	48,355
1,913		Sealed Air Corp	37,723
403	*	Skechers U.S.A., Inc (Class A)	14,718
370	*	Spartech Corp	3,793
345	*	STR Holdings, Inc	6,486
512		Titan International, Inc	5,105
189	*	Trex Co, Inc	3,797
737		Tupperware Corp	29,368
397		West Pharmaceutical Services, Inc	14,487

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	248,067

SECURITY AND COMMODITY BROKERS - 2.1%
3,099		Ameriprise Financial, Inc	111,967
341		Artio Global Investors, Inc	5,367
422		BlackRock, Inc	60,515
945	*	Broadpoint Securities Group, Inc	2,410
1,693		Broadridge Financial Solutions, Inc	32,252
200		Calamos Asset Management, Inc (Class A)	1,856
11,919		Charles Schwab Corp	169,011
791		CME Group, Inc	222,706
207		Cohen & Steers, Inc	4,293
436	*	Cowen Group, Inc	1,788
22		Diamond Hill Investment Group, Inc	1,247
332		Duff & Phelps Corp	4,193

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,652	*	E*Trade Financial Corp	$31,347
1,406		Eaton Vance Corp	38,820
160		Epoch Holding Corp	1,963
186		Evercore Partners, Inc (Class A)	4,343
653	*	FBR Capital Markets Corp	2,174
1,069		Federated Investors, Inc (Class B)	22,139
544		Fifth Street Finance Corp	6,000
1,806		Franklin Resources, Inc	155,659
80		Friedman Billings Ramsey Group, Inc (Class A)	1,506
69		GAMCO Investors, Inc (Class A)	2,567
704		GFI Group, Inc	3,928
6,200		Goldman Sachs Group, Inc	813,873
354		Greenhill & Co, Inc	21,640
441	*	Interactive Brokers Group, Inc (Class A)	7,321
890	*	IntercontinentalExchange, Inc	100,597
153	*	International Assets Holding Corp	2,448
5,225		Invesco Ltd	87,937
524	*	Investment Technology Group, Inc	8,415
2,289		Janus Capital Group, Inc	20,326
1,431		Jefferies Group, Inc	30,165
173		JMP Group, Inc	1,071
422	*	KBW, Inc	9,048
1,234	*	Knight Capital Group, Inc (Class A)	17,017
453	*	LaBranche & Co, Inc	1,939
1,144	*	Ladenburg Thalmann Financial Services, Inc	1,430
1,108		Lazard Ltd (Class A)	29,595
1,997		Legg Mason, Inc	55,976
383		MarketAxess Holdings, Inc	5,282
1,193	*	MF Global Holdings Ltd	6,812
16,835		Morgan Stanley	390,740
265	*	Morningstar, Inc	11,268
1,637	*	Nasdaq Stock Market, Inc	29,106
3,159		NYSE Euronext	87,283
116		Oppenheimer Holdings, Inc	2,778
480	*	optionsXpress Holdings, Inc	7,555
300	*	Penson Worldwide, Inc	1,692
236	*	Piper Jaffray Cos	7,604
90		Pzena Investment Management, Inc (Class A)	573
1,150		Raymond James Financial, Inc	28,394
209		Sanders Morris Harris Group, Inc	1,160
1,802		SEI Investments Co	36,689
374	*	Stifel Financial Corp	16,228
289		SWS Group, Inc	2,746
3,162		T Rowe Price Group, Inc	140,361
2,921	*	TD Ameritrade Holding Corp	44,691
565	*,m	Thomas Weisel Partners Group, Inc	3,328
1,037		Waddell & Reed Financial, Inc (Class A)	22,690
61		Westwood Holdings Group, Inc	2,144

		TOTAL SECURITY AND COMMODITY BROKERS	2,945,973

SOCIAL SERVICES - 0.0%
236	*	Capital Senior Living Corp	1,173
97	*	Providence Service Corp	1,358
319	*	Res-Care, Inc	3,081

		TOTAL SOCIAL SERVICES	5,612

SPECIAL TRADE CONTRACTORS - 0.1%
100		Alico, Inc	2,298
281		Chemed Corp	15,354
1,217	*	Chicago Bridge & Iron Co NV (ADR)	22,892
409		Comfort Systems USA, Inc	3,951
596	*	Dycom Industries, Inc	5,096

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

772	*	EMCOR Group, Inc	$17,887
466	*	Insituform Technologies, Inc (Class A)	9,544
220	*	Layne Christensen Co	5,339
2,530	*	Quanta Services, Inc	52,244

		TOTAL SPECIAL TRADE CONTRACTORS	134,605

STONE, CLAY, AND GLASS PRODUCTS - 0.4%
311		Apogee Enterprises, Inc	3,368
350	*	Cabot Microelectronics Corp	12,107
235		CARBO Ceramics, Inc	16,965
18,796		Corning, Inc	303,556
525		Eagle Materials, Inc	13,613
1,676		Gentex Corp	30,134
193	*	Libbey, Inc	2,505
547		Martin Marietta Materials, Inc	46,391
1,345	*	Owens Corning, Inc	40,229
1,985	*	Owens-Illinois, Inc	52,503
813	*	USG Corp	9,821

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	531,192

TEXTILE MILL PRODUCTS - 0.0%
301		Albany International Corp (Class A)	4,873
109	*	Culp, Inc	1,195
67	*	Delta Apparel, Inc	978
597		Interface, Inc (Class A)	6,412
664	*	Mohawk Industries, Inc	30,385
200		Oxford Industries, Inc	4,186
95	*,b	Xerium Technologies, Inc	1,341

		TOTAL TEXTILE MILL PRODUCTS	49,370

TOBACCO PRODUCTS - 1.2%
25,081		Altria Group, Inc	502,623
1,783		Fortune Brands, Inc	69,858
1,840		Lorillard, Inc	132,443
22,303		Philip Morris International, Inc	1,022,370
302		Universal Corp	11,983
467		Vector Group Ltd	7,855

		TOTAL TOBACCO PRODUCTS	1,747,132

TRANSPORTATION BY AIR - 0.3%
114	*	Air Methods Corp	3,392
776	*	Air Transport Services Group, Inc	3,694
1,455	*	Airtran Holdings, Inc	7,057
431	*	Alaska Air Group, Inc	19,373
191		Allegiant Travel Co	8,154
4,021	*	AMR Corp	27,262
331	*	Atlas Air Worldwide Holdings, Inc	15,723
433	*	Bristow Group, Inc	12,730
1,494	*	Continental Airlines, Inc (Class B)	32,868
371		Copa Holdings S.A. (Class A)	16,406
9,302	*	Delta Air Lines, Inc	109,299
633	*	Hawaiian Holdings, Inc	3,273
2,933	*	JetBlue Airways Corp	16,102
149	*	PHI, Inc	2,099
219	*	Pinnacle Airlines	1,191
421	*	Republic Airways Holdings, Inc	2,572
692		Skywest, Inc	8,456
8,968		Southwest Airlines Co	99,634
2,024	*	UAL Corp	41,613
2,013	*	US Airways Group, Inc	17,332

		TOTAL TRANSPORTATION BY AIR	448,230

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

TRANSPORTATION EQUIPMENT - 2.6%
286		A.O. Smith Corp	$13,782
468	*	AAR Corp	7,834
168	*	Aerovironment, Inc	3,651
839	*	American Axle & Manufacturing Holdings, Inc	6,150
90		American Railcar Industries, Inc	1,087
234	*	Amerigon, Inc (Class A)	1,727
148	*	Arctic Cat, Inc	1,348
1,176	*	ArvinMeritor, Inc	15,406
237	*	ATC Technology Corp	3,820
1,010	*	Autoliv, Inc	48,329
1,148	*	BE Aerospace, Inc	29,194
9,130		Boeing Co	572,907
1,127		Brunswick Corp	14,009
615		Clarcor, Inc	21,845
1,719	*	Dana Holding Corp	17,190
133	*	Dorman Products, Inc	2,704
121		Ducommun, Inc	2,069
261	*	Federal Mogul Corp (Class A)	3,398
743		Federal Signal Corp	4,488
1,262	*	Force Protection, Inc	5,174
40,167	*	Ford Motor Co	404,882
227		Freightcar America, Inc	5,135
140	*	Fuel Systems Solutions, Inc	3,633
575	*	GenCorp, Inc	2,519
4,162		General Dynamics Corp	243,726
1,912		Genuine Parts Co	75,428
1,495		Goodrich Corp	99,044
231	*	Greenbrier Cos, Inc	2,587
300	*	Group 1 Automotive, Inc	7,059
2,834		Harley-Davidson, Inc	63,000
969		Harsco Corp	22,772
347		Heico Corp	12,464
9,231		Honeywell International, Inc	360,285
380		Kaman Corp	8,406
563	*	Lear Corp	37,271
101	*	LMI Aerospace, Inc	1,593
3,722		Lockheed Martin Corp	277,288
115		Miller Industries, Inc	1,549
855	*	Navistar International Corp	42,066
706	*	Orbital Sciences Corp	11,134
1,078	*	Oshkosh Truck Corp	33,590
4,395		Paccar, Inc	175,229
379		Polaris Industries, Inc	20,701
355		Spartan Motors, Inc	1,491
1,276	*	Spirit Aerosystems Holdings, Inc (Class A)	24,321
188		Standard Motor Products, Inc	1,517
280		Superior Industries International, Inc	3,763
743	*	Tenneco, Inc	15,648
400		Thor Industries, Inc	9,500
530		TransDigm Group, Inc	27,046
964		Trinity Industries, Inc	17,082
201		Triumph Group, Inc	13,393
943	*	TRW Automotive Holdings Corp	25,999
11,183		United Technologies Corp	725,888
717	*	Wabash National Corp	5,098
577		Westinghouse Air Brake Technologies Corp	23,017
353	*	Winnebago Industries, Inc	3,509

		TOTAL TRANSPORTATION EQUIPMENT	3,584,745

TRANSPORTATION SERVICES - 0.4%
184		Ambassadors Group, Inc	2,077
1,997		CH Robinson Worldwide, Inc	111,153
121	*	Dynamex, Inc	1,476

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

134	*	Echo Global Logistics, Inc	$1,636
2,563		Expeditors International Washington, Inc	88,449
3,773		FedEx Corp	264,526
538		GATX Corp	14,354
500	*	Hub Group, Inc (Class A)	15,005
474	*	Interval Leisure Group, Inc	5,901
482	*	Orbitz Worldwide, Inc	1,836
443	*	Pacer International, Inc	3,097
125	*	Roadrunner Transportation Services Holdings, Inc	1,776
1,203		UTI Worldwide, Inc	14,893

		TOTAL TRANSPORTATION SERVICES	526,179

TRUCKING AND WAREHOUSING - 0.4%
300		Arkansas Best Corp	6,225
250	*	Celadon Group, Inc	3,535
648		Con-way, Inc	19,453
348		Forward Air Corp	9,483
666		Heartland Express, Inc	9,670
1,049		J.B. Hunt Transport Services, Inc	34,271
605		Landstar System, Inc	23,589
384	*	Marten Transport Ltd	7,980
331	*	Old Dominion Freight Line	11,631
16	*	Patriot Transportation Holding, Inc	1,295
133	*	Saia, Inc	1,995
8,569		United Parcel Service, Inc (Class B)	487,490
68	*	Universal Truckload Services, Inc	947
90	*	USA Truck, Inc	1,451
511		Werner Enterprises, Inc	11,186

		TOTAL TRUCKING AND WAREHOUSING	630,201

WATER TRANSPORTATION - 0.3%
464		Alexander & Baldwin, Inc	13,818
168	*	American Commercial Lines, Inc	3,782
198	*	Baltic Trading Ltd	2,251
5,267		Carnival Corp	159,273
449		DHT Maritime, Inc	1,729
930	*	Eagle Bulk Shipping, Inc	3,925
469	*	Excel Maritime Carriers Ltd	2,401
623		Frontline Ltd	17,780
344	*	Genco Shipping & Trading Ltd	5,157
570		General Maritime Corp	3,443
383		Golar LNG Ltd	3,780
287	*	Gulfmark Offshore, Inc	7,519
369		Horizon Lines, Inc (Class A)	1,561
301	*	Hornbeck Offshore Services, Inc	4,395
64		International Shipholding Corp	1,416
624	*	Kirby Corp	23,868
185		Knightsbridge Tankers Ltd	3,254
562		Nordic American Tanker Shipping	15,787
283		Overseas Shipholding Group, Inc	10,482
1,568	*	Royal Caribbean Cruises Ltd	35,703
156	*	Scorpio Tankers, Inc	1,786
482		Ship Finance International Ltd	8,618
480		Teekay Corp	12,562
320		Teekay Tankers Ltd (Class A)	3,562
833	*	Ultrapetrol Bahamas Ltd	3,624

		TOTAL WATER TRANSPORTATION	351,476

WHOLESALE TRADE-DURABLE GOODS - 0.4%
400		Agilysys, Inc	2,676
508		Applied Industrial Technologies, Inc	12,863
1,424	*	Arrow Electronics, Inc	31,826
162	*	Ballantyne Strong, Inc	1,173

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

565		Barnes Group, Inc	$9,260
543	*	Beacon Roofing Supply, Inc	9,785
1,424	*	BorgWarner, Inc	53,171
396	*	Cardtronics, Inc	5,132
200	*	Castle (A.M.) & Co	2,778
128	*	Chindex International, Inc	1,604
342	*	Conceptus, Inc	5,328
229	*	DemandTec, Inc	1,546
400	*	Digi International, Inc	3,308
290	*	Drew Industries, Inc	5,858
340	*	Emdeon, Inc	4,260
191	*	Hansen Medical, Inc	407
186		Houston Wire & Cable Co	2,018
2,058	*	Ingram Micro, Inc (Class A)	31,261
655	*	Insight Enterprises, Inc	8,620
392	*	Interline Brands, Inc	6,778
691		Knight Transportation, Inc	13,986
45		Lawson Products, Inc	764
1,720	*	LKQ Corp	33,162
486	*	MedAssets, Inc	11,217
314	*	Merge Healthcare, Inc	920
135	*	Metals USA Holdings Corp	2,018
131	*	MWI Veterinary Supply, Inc	6,584
754		Owens & Minor, Inc	21,399
1,289		Patterson Cos, Inc	36,775
614		PEP Boys - Manny Moe & Jack	5,440
567		Pool Corp	12,429
731	*	PSS World Medical, Inc	15,461
839		Solera Holdings, Inc	30,372
88		Sport Supply Group, Inc	1,184
614	*	Talecris Biotherapeutics Holdings Corp	12,955
616	*	Tech Data Corp	21,942
82	*	Titan Machinery, Inc	1,077
466	*	TomoTherapy, Inc	1,482
432	*	Tyler Technologies, Inc	6,705
745		W.W. Grainger, Inc	74,089
516	*	WESCO International, Inc	17,374
178	*	West Marine, Inc	1,937

		TOTAL WHOLESALE TRADE-DURABLE GOODS	528,924

WHOLESALE TRADE-NONDURABLE GOODS - 0.6%
282		Aceto Corp	1,616
991		Airgas, Inc	61,640
1,200	*	Akorn, Inc	3,564
1,062	*	Alliance One International, Inc	3,781
756	*	Allscripts Healthcare Solutions, Inc	12,172
207		Andersons, Inc	6,746
496	*	BioScrip, Inc	2,599
299	*	BMP Sunstone Corp	1,540
1,272		Brown-Forman Corp (Class B)	72,797
4,360		Cardinal Health, Inc	146,540
841	*	Central European Distribution Corp	17,981
141	*	Clearwater Paper Corp	7,721
108	*	Core-Mark Holding Co, Inc	2,959
1,415	*	Endo Pharmaceuticals Holdings, Inc	30,875
476	*	Fresh Del Monte Produce, Inc	9,634
1,331	*	Green Mountain Coffee Roasters, Inc	34,207
490	*	Hain Celestial Group, Inc	9,883
1,121	*	Henry Schein, Inc	61,543
744		Herbalife Ltd	34,261
100	*	Kenneth Cole Productions, Inc (Class A)	1,101
139	*	KRATON Polymers LLC	2,612
330	*	K-Swiss, Inc (Class A)	3,706
161	*	LSB Industries, Inc	2,143

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

593		Men’s Wearhouse, Inc	$10,887
426		Myers Industries, Inc	3,446
180		Nash Finch Co	6,149
559		Nu Skin Enterprises, Inc (Class A)	13,936
161	*	Perry Ellis International, Inc	3,252
241	*	School Specialty, Inc	4,355
217		Spartan Stores, Inc	2,977
215	*	Synutra International, Inc	3,477
7,125		Sysco Corp	203,561
432		Tractor Supply Co	26,339
518	*	United Natural Foods, Inc	15,478
306	*	United Stationers, Inc	16,668
225	*	Volcom, Inc	4,178
260		Zep, Inc	4,534

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	850,858

		TOTAL COMMON STOCKS (Cost $155,339,017)	140,250,736

RIGHTS / WARRANTS - 0.0%
OIL AND GAS EXTRACTION - 0.0%
88	m	Zion Oil & Gas, Inc	2

		TOTAL OIL AND GAS EXTRACTION	2

		TOTAL RIGHTS / WARRANTS (Cost $0)	2

		TOTAL INVESTMENTS - 99.9% (Cost $155,339,017)	140,250,738
		OTHER ASSETS & LIABILITIES, NET - 0.1%	145,385

		NET ASSETS - 100.0%	$140,396,123

Abbreviation(s):

ADR American Depositary Receipt

REIT Real Estate Investment Trust

*	Non-income producing.

b	In bankruptcy.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%
AGRICULTURAL SERVICES - 0.0%
303	*	VCA Antech, Inc	$7,502

		TOTAL AGRICULTURAL SERVICES	7,502

AMUSEMENT AND RECREATION SERVICES - 1.0%
200	*	Electronic Arts, Inc	2,880
9,717		Walt Disney Co	306,086

		TOTAL AMUSEMENT AND RECREATION SERVICES	308,966

APPAREL AND ACCESSORY STORES - 1.0%
807	*	American Apparel, Inc	1,477
600		American Eagle Outfitters, Inc	7,050
89	*	AnnTaylor Stores Corp	1,448
100	*	Charming Shoppes, Inc	375
400		Chico’s FAS, Inc	3,952
400		Foot Locker, Inc	5,048
3,365		Gap, Inc	65,483
1,288	*	Kohl’s Corp	61,180
1,800		Limited Brands, Inc	39,726
800		Nordstrom, Inc	25,752
2,210		TJX Companies, Inc	92,709

		TOTAL APPAREL AND ACCESSORY STORES	304,200

APPAREL AND OTHER TEXTILE PRODUCTS - 0.9%
382	*	Liz Claiborne, Inc	1,612
3,032		Nike, Inc (Class B)	204,811
200		Phillips-Van Heusen Corp	9,254
100		Polo Ralph Lauren Corp (Class A)	7,296
2,435	*	Quiksilver, Inc	9,010
279		VF Corp	19,859

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	251,842

AUTO REPAIR, SERVICES AND PARKING - 0.1%
153	*	Dollar Thrifty Automotive Group, Inc	6,520
544	*	Hertz Global Holdings, Inc	5,146
68		Ryder System, Inc	2,736
162	*	Wright Express Corp	4,811

		TOTAL AUTO REPAIR, SERVICES AND PARKING	19,213

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.2%
200	*	Autozone, Inc	38,645
456	*	Carmax, Inc	9,074
77	*	Copart, Inc	2,757

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	50,476

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.3%
515	*	Builders FirstSource, Inc	1,236
115		Fastenal Co	5,772
9,042		Home Depot, Inc	253,809
5,957		Lowe’s Cos, Inc	121,642

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	382,459

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

BUSINESS SERVICES - 6.5%
301	*	3D Systems Corp	$3,778
2,043	*	Adobe Systems, Inc	53,996
330		Aircastle Ltd	2,591
463	*	Akamai Technologies, Inc	18,784
249	*	Alliance Data Systems Corp	14,820
1,116	*	Art Technology Group, Inc	3,817
694	*	Autodesk, Inc	16,906
4,793		Automatic Data Processing, Inc	192,966
61	*	Blackboard, Inc	2,277
200	*	Blue Coat Systems, Inc	4,086
404	*	BPZ Energy, Inc	1,677
190	*	Ciber, Inc	526
460	*	Cogent, Inc	4,145
593	*	Compuware Corp	4,732
100	*	CSG Systems International, Inc	1,833
160		Deluxe Corp	3,000
327	*	DivX, Inc	2,505
493		DST Systems, Inc	17,817
647		Earthlink, Inc	5,150
4,478	*	eBay, Inc	87,814
868		Expedia, Inc	16,301
169		Fair Isaac Corp	3,683
405		Fidelity National Information Services, Inc	10,862
862	*	Google, Inc (Class A)	383,547
584	*	Informatica Corp	13,946
1,885		Innovative Solutions & Support, Inc	8,294
73		Interactive Data Corp	2,437
400	*	Internap Network Services Corp	1,668
369		Iron Mountain, Inc	8,288
390		Jack Henry & Associates, Inc	9,313
300	*	Lamar Advertising Co (Class A)	7,356
626	*	Lawson Software, Inc	4,570
242	*	Lionbridge Technologies	1,106
205	*	Liquidity Services, Inc	2,657
498	*	Magma Design Automation, Inc	1,414
239		Manpower, Inc	10,320
249		Marchex, Inc (Class B)	959
271	*	Mentor Graphics Corp	2,398
25,743		Microsoft Corp	592,346
214	*	ModusLink Global Solutions, Inc	1,290
2,745	*	MoneyGram International, Inc	6,725
544	*	Monster Worldwide, Inc	6,338
531	*	Network Equipment Technologies, Inc	1,853
1,258		NIC, Inc	8,064
1,918	*	Novell, Inc	10,894
2,607		Omnicom Group, Inc	89,420
268	*	PDF Solutions, Inc	1,286
77		Pegasystems, Inc	2,472
975	*	Radisys Corp	9,282
819	*	RealNetworks, Inc	2,703
645	*	Red Hat, Inc	18,666
734		Robert Half International, Inc	17,286
452	*	S1 Corp	2,717
267	*	Salesforce.com, Inc	22,914
500		Sapient Corp	5,070
196	*	Smith Micro Software, Inc	1,864
363	*	SonicWALL, Inc	4,265
173	*	Sybase, Inc	11,186
4,019	*	Symantec Corp	55,784
1,069	*	TIBCO Software, Inc	12,892
480	*	TNS, Inc	8,371
1,463		Total System Services, Inc	19,897
146	*	Ultimate Software Group, Inc	4,798

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

249		United Online, Inc	$1,434
273	*	Vasco Data Security International	1,684
4,015	*	Yahoo!, Inc	55,527

		TOTAL BUSINESS SERVICES	1,909,367

CHEMICALS AND ALLIED PRODUCTS - 12.0%
2,260		Abbott Laboratories	105,723
2,247		Air Products & Chemicals, Inc	145,628
200	*	Alexion Pharmaceuticals, Inc	10,238
795	*	Alexza Pharmaceuticals, Inc	2,162
100	*	Alkermes, Inc	1,245
5,190	*	Amgen, Inc	272,994
100		Ashland, Inc	4,642
101	*	Auxilium Pharmaceuticals, Inc	2,374
1,095		Avery Dennison Corp	35,182
1,281		Avon Products, Inc	33,947
631	*	Biodel, Inc	2,385
1,616	*	Biogen Idec, Inc	76,679
400	*	BioMarin Pharmaceuticals, Inc	7,584
442	*	BioMimetic Therapeutics, Inc	4,915
10,211		Bristol-Myers Squibb Co	254,662
255	*	Calgon Carbon Corp	3,376
166	*	Caraco Pharmaceutical Laboratories Ltd	784
61		Church & Dwight Co, Inc	3,825
403		Clorox Co	25,050
1,579		Colgate-Palmolive Co	124,362
175	*	Cypress Bioscience, Inc	403
504	*	Dendreon Corp	16,294
2,211	*	Durect Corp	5,373
2,321		Ecolab, Inc	104,236
1,342	*	Genzyme Corp	68,133
300	*	Geron Corp	1,506
5,035	*	Gilead Sciences, Inc	172,600
274	*	GTx, Inc	836
540		H.B. Fuller Co	10,255
500	*	Human Genome Sciences, Inc	11,330
267	*	Idexx Laboratories, Inc	16,260
182		Innophos Holdings, Inc	4,747
341	*	Inverness Medical Innovations, Inc	9,091
9,574		Johnson & Johnson	565,440
342		Lubrizol Corp	27,466
11,331		Merck & Co, Inc	396,245
156		Minerals Technologies, Inc	7,416
30	*	Molecular Insight Pharmaceuticals, Inc	50
300		Nalco Holding Co	6,138
377	*	Neurocrine Biosciences, Inc	2,111
200	*	OraSure Technologies, Inc	926
200		PDL BioPharma, Inc	1,124
552		Perrigo Co	32,607
232	*	Pharmasset, Inc	6,343
193	*	PharMerica Corp	2,829
533	*	Pozen, Inc	3,736
2,581		Praxair, Inc	196,130
9,960		Procter & Gamble Co	597,402
227	*	Progenics Pharmaceuticals, Inc	1,244
500		RPM International, Inc	8,920
450	*	Salix Pharmaceuticals Ltd	17,564
233		Sensient Technologies Corp	6,042
510	*	SIGA Technologies, Inc	3,927
1,383		Sigma-Aldrich Corp	68,915
500	*	SuperGen, Inc	1,010
88	*	United Therapeutics Corp	4,295
134	*	USANA Health Sciences, Inc	4,895
300		Valspar Corp	9,036

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

200	*	Vertex Pharmaceuticals, Inc	$6,580
707	*	XOMA Ltd	293

		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,517,505

COMMUNICATIONS - 4.3%
1,026		Alaska Communications Systems Group, Inc	8,711
1,515		CenturyTel, Inc	50,465
24	*	DG FastChannel, Inc	782
6,874	*	DIRECTV	233,165
200	*	Entercom Communications Corp (Class A)	1,764
2,364	*	Entravision Communications Corp (Class A)	4,988
100	*	Equinix, Inc	8,122
697	*	FiberTower Corp	3,290
100	*	Fisher Communications, Inc	1,684
6,831		Frontier Communications Corp	48,568
2,921	*	Gray Television, Inc	7,040
2,730	*	ICO Global Communications Holdings Ltd (Class A)	4,395
1,942	*	Leap Wireless International, Inc	25,207
1,927	*	Liberty Global, Inc (Class A)	50,083
1,981	*	Liberty Media Corp - Capital (Series A)	83,024
365	*	Liberty Media Corp - Starz	18,922
3,274	*	Liberty Media Holding Corp (Interactive A)	34,377
1,349	*	Lin TV Corp (Class A)	7,298
487	*	Mediacom Communications Corp (Class A)	3,273
879	*	MetroPCS Communications, Inc	7,199
120	*	NeuStar, Inc (Class A)	2,474
661	*	NII Holdings, Inc (Class B)	21,496
110		NTELOS Holdings Corp	1,892
11,450		Qwest Communications International, Inc	60,113
16,469	*	Sprint Nextel Corp	69,829
718	*	SureWest Communications	4,552
388	*	Syniverse Holdings, Inc	7,935
186	*	Terremark Worldwide, Inc	1,453
2,445		Time Warner Cable, Inc	127,335
681	*	TiVo, Inc	5,026
10,772		Verizon Communications, Inc	301,830
4,713		Windstream Corp	49,769

		TOTAL COMMUNICATIONS	1,256,061

DEPOSITORY INSTITUTIONS - 5.5%
639	*	Anchor Bancorp Wisconsin, Inc	288
111		Bank of Hawaii Corp	5,367
6,126		Bank of New York Mellon Corp	151,251
1,442	*	BankAtlantic Bancorp Inc (Class A)	2,019
3,474		BB&T Corp	91,401
1,100	*	Cascade Bancorp	528
178	*	Central Pacific Financial Corp	267
3,121	*	Citizens Republic Bancorp, Inc	2,653
225		City National Corp	11,527
852		Comerica, Inc	31,379
5,026		Fifth Third Bancorp	61,770
1,101	*	First Horizon National Corp	12,607
2,436	*	First State Bancorporation	755
147		Fulton Financial Corp	1,419
1,345		Hudson City Bancorp, Inc	16,463
776		Independent Bank Corp	294
2,600		Keycorp	19,994
760		M&T Bank Corp	64,562
301	*	Macatawa Bank Corp	361
1,400		Marshall & Ilsley Corp	10,052
824		New York Community Bancorp, Inc	12,582
148		NewAlliance Bancshares, Inc	1,659
1,195		Northern Trust Corp	55,807
145		Old National Bancorp	1,502

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

189		People’s United Financial, Inc	$2,552
2,272		PNC Financial Services Group, Inc	128,368
13,678	*	Popular, Inc	36,657
2,356		Premierwest Bancorp	942
355		Provident Financial Services, Inc	4,150
4,160		Regions Financial Corp	27,373
3,729		South Financial Group, Inc	1,016
2,751		State Street Corp	93,039
2,387		SunTrust Banks, Inc	55,617
148	*	SVB Financial Group	6,102
12,826		Synovus Financial Corp	32,578
9,261		US Bancorp	206,982
17,856		Wells Fargo & Co	457,113
100		Zions Bancorporation	2,157

		TOTAL DEPOSITORY INSTITUTIONS	1,611,153

EATING AND DRINKING PLACES - 1.7%
521	*	AFC Enterprises	4,741
55		Bob Evans Farms, Inc	1,354
793		Darden Restaurants, Inc	30,808
13	*	DineEquity, Inc	363
5,029		McDonald’s Corp	331,261
177	*	Sonic Corp	1,372
3,801		Starbucks Corp	92,364
660		Yum! Brands, Inc	25,766

		TOTAL EATING AND DRINKING PLACES	488,029

EDUCATIONAL SERVICES - 0.0%
43	*	ITT Educational Services, Inc	3,570
140	*	Princeton Review, Inc	325

		TOTAL EDUCATIONAL SERVICES	3,895

ELECTRIC, GAS, AND SANITARY SERVICES - 6.5%
3,718	*	AES Corp	34,354
1,158		AGL Resources, Inc	41,480
966		Alliant Energy Corp	30,661
946		Aqua America, Inc	16,725
1,100		Atmos Energy Corp	29,744
2,238		Avista Corp	43,708
947	*	Calpine Corp	12,046
1,579		Centerpoint Energy, Inc	20,780
242		Central Vermont Public Service Corp	4,777
167		CH Energy Group, Inc	6,553
1,962	*	Clean Energy Fuels Corp	29,312
2,759		Cleco Corp	72,865
2,981		Consolidated Edison, Inc	128,481
1,646	*	Crosstex Energy, Inc	10,551
1,553		Edison International	49,261
4,837		El Paso Corp	53,739
355		Energen Corp	15,737
2,503		FPL Group, Inc	122,046
2,649		Hawaiian Electric Industries, Inc	60,344
2,381		Idacorp, Inc	79,216
87		ITC Holdings Corp	4,603
222		Laclede Group, Inc	7,355
500		MGE Energy, Inc	18,020
2,040		National Fuel Gas Co	93,595
197		New Jersey Resources Corp	6,934
693		Nicor, Inc	28,067
4,752		NiSource, Inc	68,904
1,093		Northeast Utilities	27,850
162		Northwest Natural Gas Co	7,058

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,211	*	NRG Energy, Inc	$25,685
819		NSTAR	28,665
2,900		NV Energy, Inc	34,249
3,814		OGE Energy Corp	139,440
5,508		Pepco Holdings, Inc	86,365
1,070		PG&E Corp	43,977
1,260		Piedmont Natural Gas Co, Inc	31,878
3,357	*	Plug Power, Inc	1,544
2,066		PPL Corp	51,547
1,926		Public Service Enterprise Group, Inc	60,342
2,005		Questar Corp	91,207
1,829		Resource America, Inc (Class A)	7,042
1,174		Sempra Energy	54,931
211		SJW Corp	4,946
560		South Jersey Industries, Inc	24,058
155		Southwest Gas Corp	4,573
400		UGI Corp	10,176
200		UIL Holdings Corp	5,006
587		WGL Holdings, Inc	19,976
3,979		Williams Cos, Inc	72,736

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,923,109

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.2%
2,047	*	Adaptec, Inc	5,916
277	*	Advanced Energy Industries, Inc	3,404
1,782	*	Advanced Micro Devices, Inc	13,044
1,923		Ametek, Inc	77,208
281	*	Avnet, Inc	6,775
161		Baldor Electric Co	5,809
147	*	Benchmark Electronics, Inc	2,330
20,937	*	Cisco Systems, Inc	446,168
297	*	Conexant Systems, Inc	665
339	*	Cree, Inc	20,350
9,472	*	Dell, Inc	114,232
145	*	Dolby Laboratories, Inc (Class A)	9,090
520	*	EMCORE Corp	463
799	*	Energy Conversion Devices, Inc	3,276
532	*	Finisar Corp	7,927
321	*	First Solar, Inc	36,539
312	*	FuelCell Energy, Inc	368
377	*	GrafTech International Ltd	5,512
85	*	Greatbatch, Inc	1,896
100	*	Harman International Industries, Inc	2,989
582	*	Harmonic, Inc	3,166
9,165		Hewlett-Packard Co	396,662
530	*	Hutchinson Technology, Inc	2,295
21,550		Intel Corp	419,149
169	*	InterDigital, Inc	4,173
77		Lincoln Electric Holdings, Inc	3,926
538	*	Loral Space & Communications, Inc	22,983
2,267	*	LSI Logic Corp	10,428
2,856	*	Micron Technology, Inc	24,247
11,249	*	Motorola, Inc	73,343
1,151	*	NetApp, Inc	42,944
1,509	*	ON Semiconductor Corp	9,627
645	*	Oplink Communications, Inc	9,243
253	*	Orion Energy Systems, Inc	797
293		Plantronics, Inc	8,380
357	*	Polycom, Inc	10,635
200	*	Power-One, Inc	1,350
857	*	Powerwave Technologies, Inc	1,320
441	*	QLogic Corp	7,329
1,755	*	Quantum Fuel Systems Technologies Worldwide, Inc	941
706	*	RF Micro Devices, Inc	2,760

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

12,111	*	Sirius XM Radio, Inc	$11,499
487	*	Skyworks Solutions, Inc	8,177
1,521	*	Sunpower Corp (Class A)	18,404
408	*	Sunpower Corp (Class B)	4,406
40		Sycamore Networks, Inc	665
1,169	*	Symmetricom, Inc	5,950
141	*	Synaptics, Inc	3,878
221	*	Tekelec	2,926
288		Teleflex, Inc	15,633
1,300		Tellabs, Inc	8,307
7,973		Texas Instruments, Inc	185,612
397	*	Thomas & Betts Corp	13,776
184	*	TTM Technologies, Inc	1,748
82		Whirlpool Corp	7,201
800		Xilinx, Inc	20,208

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	2,128,049

ENGINEERING AND MANAGEMENT SERVICES - 0.8%
3,891		Accenture plc	150,386
200	*	Amylin Pharmaceuticals, Inc	3,760
200	*	Ariad Pharmaceuticals, Inc	564
200	*	Celera Corp	1,310
42		Corporate Executive Board Co	1,103
321	*	Hewitt Associates, Inc (Class A)	11,062
767	*	Incyte Corp	8,491
435	*	Isis Pharmaceuticals, Inc	4,163
139	*	Navigant Consulting, Inc	1,443
1,814		Paychex, Inc	47,110
211	*	Regeneron Pharmaceuticals, Inc	4,710
6,716	*	Rentech, Inc	6,649
100	*,m	Symyx Technologies, Inc	501
318	*	Tetra Tech, Inc	6,236

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	247,488

FABRICATED METAL PRODUCTS - 1.0%
140		Aptargroup, Inc	5,295
720		Commercial Metals Co	9,518
258		Dynamic Materials Corp	4,138
100		Gulf Island Fabrication, Inc	1,552
4,371		Illinois Tool Works, Inc	180,434
905	*	NCI Building Systems, Inc	7,575
252		Pentair, Inc	8,114
238	*	Pgt, Inc	612
240		Quanex Building Products Corp	4,150
147		Snap-On, Inc	6,014
1,136		Stanley Works	57,391
71		Valmont Industries, Inc	5,159

		TOTAL FABRICATED METAL PRODUCTS	289,952

FOOD AND KINDRED PRODUCTS - 3.9%
1,861		Campbell Soup Co	66,680
20		Coca-Cola Enterprises, Inc	517
5,196		General Mills, Inc	184,562
2,010		H.J. Heinz Co	86,872
80	*	Hansen Natural Corp	3,129
164		J.M. Smucker Co	9,876
2,895		Kellogg Co	145,619
7,819		Kraft Foods, Inc (Class A)	218,932
51		Lancaster Colony Corp	2,721
146		McCormick & Co, Inc	5,542
6,470		PepsiCo, Inc	394,346

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

11	*	Ralcorp Holdings, Inc	$603
2,634		Sara Lee Corp	37,139
78		Tootsie Roll Industries, Inc	1,845

		TOTAL FOOD AND KINDRED PRODUCTS	1,158,383

FOOD STORES - 0.3%
51	*	Great Atlantic & Pacific Tea Co, Inc	199
1,347		Kroger Co	26,522
1,955		Safeway, Inc	38,436
260	*	Whole Foods Market, Inc	9,365

		TOTAL FOOD STORES	74,522

FORESTRY - 0.1%
1,088		Weyerhaeuser Co	38,298

		TOTAL FORESTRY	38,298

FURNITURE AND FIXTURES - 0.2%
68		Herman Miller, Inc	1,283
470		Hill-Rom Holdings, Inc	14,302
128		HNI Corp	3,532
200	*	Kinetic Concepts, Inc	7,302
700		Leggett & Platt, Inc	14,042
2,440		Masco Corp	26,254

		TOTAL FURNITURE AND FIXTURES	66,715

FURNITURE AND HOME FURNISHINGS STORES - 0.2%
1,079	*	Bed Bath & Beyond, Inc	40,010
199	*	GameStop Corp (Class A)	3,739
200		RadioShack Corp	3,902
100		Williams-Sonoma, Inc	2,482

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	50,133

GENERAL BUILDING CONTRACTORS - 0.1%
400		Lennar Corp (Class A)	5,564
231	*	M/I Homes, Inc	2,227
520	*	Palm Harbor Homes, Inc	926
390	*	Pulte Homes, Inc	3,229
7,499	*	Standard-Pacific Corp	24,971

		TOTAL GENERAL BUILDING CONTRACTORS	36,917

GENERAL MERCHANDISE STORES - 1.5%
45	*	Conn’s, Inc	265
3,310		Costco Wholesale Corp	181,487
940		JC Penney Co, Inc	20,191
800		Macy’s, Inc	14,320
4,450		Target Corp	218,807

		TOTAL GENERAL MERCHANDISE STORES	435,070

HEALTH SERVICES - 0.5%
55	*	Amsurg Corp	980
112	*	Corvel Corp	3,784
791	*	Five Star Quality Care, Inc	2,389
161	*	Healthways, Inc	1,919
774	*	Laboratory Corp of America Holdings	58,321
421	*	LCA-Vision, Inc	2,332
337	*	LifePoint Hospitals, Inc	10,582
1,668	*	Nektar Therapeutics	20,183
162	*	Nighthawk Radiology Holdings, Inc	420

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,068		Quest Diagnostics, Inc	$53,154

		TOTAL HEALTH SERVICES	154,064

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.0%
301	*	LB Foster Co (Class A)	7,802
159	*	Matrix Service Co	1,480

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	9,282

HOLDING AND OTHER INVESTMENT OFFICES - 2.1%
2,944		Annaly Mortgage Management, Inc	50,490
800		Anworth Mortgage Asset Corp	5,696
2,723	*	Ashford Hospitality Trust, Inc	19,960
389		Boston Properties, Inc	27,751
402	*	Capital Trust, Inc (Class A)	663
441		Capstead Mortgage Corp	4,877
1,159		Duke Realty Corp	13,155
1,938		Equity Residential	80,698
1,053	*	FelCor Lodging Trust, Inc	5,254
1,726	*	First Industrial Realty Trust, Inc	8,319
930		HCP, Inc	29,993
219		Health Care REIT, Inc	9,224
1,480		Hersha Hospitality Trust	6,690
2,698		Host Marriott Corp	36,369
700		HRPT Properties Trust	4,347
3,731	*	iStar Financial, Inc	16,640
1,200		Kimco Realty Corp	16,128
300		Liberty Property Trust	8,655
255		MFA Mortgage Investments, Inc	1,887
78		Mid-America Apartment Communities, Inc	4,015
1,865		NorthStar Realty Finance Corp	4,980
2,177		Prologis	22,053
1,307		Public Storage, Inc	114,898
4,134	*	RAIT Investment Trust	7,731
78		Regency Centers Corp	2,683
176		UDR, Inc	3,367
2,062		Virgin Media, Inc	34,415
655		Vornado Realty Trust	47,782
300	*	WABCO Holdings, Inc	9,444
733		Weingarten Realty Investors	13,964

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	612,128

HOTELS AND OTHER LODGING PLACES - 0.3%
600		Choice Hotels International, Inc	18,126
500	*	Gaylord Entertainment Co	11,045
1,201	*	Great Wolf Resorts, Inc	2,498
200		Marcus Corp	1,892
1,441		Marriott International, Inc (Class A)	43,143
448		Starwood Hotels & Resorts Worldwide, Inc	18,561

		TOTAL HOTELS AND OTHER LODGING PLACES	95,265

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.9%
3,690		3M Co	291,473
400	*	AGCO Corp	10,788
3,736	*	Allis-Chalmers Energy, Inc	7,696
7,393		Applied Materials, Inc	88,864
90	*	Astec Industries, Inc	2,496
699	*	Axcelis Technologies, Inc	1,083
200		Briggs & Stratton Corp	3,404
36		Cascade Corp	1,282
2,558		Caterpillar, Inc	153,659
1,082	*	Cray, Inc	6,038
1,279		Cummins, Inc	83,301
2,807		Deere & Co	156,294

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

66		Donaldson Co, Inc	$2,815
100	*	Dril-Quip, Inc	4,402
506		Eaton Corp	33,113
5,478		Emerson Electric Co	239,334
734	*	ENGlobal Corp	1,512
241	*	Entegris, Inc	957
510	*	Flotek Industries, Inc	617
600	*	FMC Technologies, Inc	31,596
421		Graco, Inc	11,868
772	*	Immersion Corp	3,906
4,618		International Business Machines Corp	570,230
124	*	Intevac, Inc	1,323
129		John Bean Technologies Corp	1,967
3,710		Johnson Controls, Inc	99,688
421	*	Lam Research Corp	16,023
300	*	Lexmark International, Inc (Class A)	9,909
110		Lufkin Industries, Inc	4,289
516		Manitowoc Co, Inc	4,716
292	*	Modine Manufacturing Co	2,243
482		Nordson Corp	27,031
89	*	Oil States International, Inc	3,523
300		Pall Corp	10,311
5,118	*	Quantum Corp	9,622
2,623	*	Seagate Technology, Inc	34,204
210	*	Sigma Designs, Inc	2,102
406	*	STEC, Inc	5,099
132	*	Tecumseh Products Co (Class A)	1,468
760		Tennant Co	25,703
170	*	Ultratech, Inc	2,766
490	*	Varian Medical Systems, Inc	25,617
4,409		Xerox Corp	35,448

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,029,780

INSTRUMENTS AND RELATED PRODUCTS - 4.5%
100	*	Affymetrix, Inc	590
1,539	*	Agilent Technologies, Inc	43,754
1,456		Allergan, Inc	84,827
4,047		Baxter International, Inc	164,470
432		Beckman Coulter, Inc	26,045
1,976		Becton Dickinson & Co	133,617
200	*	Bruker BioSciences Corp	2,432
918	*	Cardiac Science Corp	900
365	*	Cepheid, Inc	5,847
4,869		Danaher Corp	180,737
808		Dentsply International, Inc	24,167
481	*	Edwards Lifesciences Corp	26,946
396	*	Flir Systems, Inc	11,520
601		Garmin Ltd	17,585
470		Hillenbrand, Inc	10,053
788	*	Hologic, Inc	10,977
182	*	Illumina, Inc	7,922
110	*	Intuitive Surgical, Inc	34,718
564	*	ION Geophysical Corp	1,963
361	*	Ixia	3,101
200	*	Life Technologies Corp	9,450
598	*	LTX-Credence Corp	1,692
6,326		Medtronic, Inc	229,445
236	*	Millipore Corp	25,169
200	*	Movado Group, Inc	2,136
278		Rockwell Automation, Inc	13,647
178		Roper Industries, Inc	9,961
1,720	*	St. Jude Medical, Inc	62,075
268		STERIS Corp	8,329
70		Techne Corp	4,022
1,505	*	Thermo Electron Corp	73,820
336	*	Trans1, Inc	877

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

260	*	Trimble Navigation Ltd	$7,280
636	*	Vivus, Inc	6,106
300	*	Waters Corp	19,410
1,323	*	Zimmer Holdings, Inc	71,508

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,337,098

INSURANCE AGENTS, BROKERS AND SERVICE - 0.4%
1,802		AON Corp	66,891
1,121	*	Crawford & Co (Class B)	3,542
2,065		Hartford Financial Services Group, Inc	45,698
320	*	National Financial Partners Corp	3,126

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	119,257

INSURANCE CARRIERS - 4.5%
2,668		Aetna, Inc	70,382
3,753		Aflac, Inc	160,141
5	*	Alleghany Corp	1,467
49		American Physicians Capital, Inc	1,512
120	*	Arch Capital Group Ltd	8,940
853		Aspen Insurance Holdings Ltd	21,103
666		Assurant, Inc	23,110
141	*	Catalyst Health Solutions, Inc	4,865
263	*	Centene Corp	5,655
3,439		Chubb Corp	171,984
2,695		Cincinnati Financial Corp	69,720
332		Endurance Specialty Holdings Ltd	12,460
202		Erie Indemnity Co (Class A)	9,191
2,674	*	Genworth Financial, Inc (Class A)	34,949
150		Hanover Insurance Group, Inc	6,525
737	*	Humana, Inc	33,659
2,153		Lincoln National Corp	52,296
34	*	Markel Corp	11,560
177	*	Molina Healthcare, Inc	5,098
765		Montpelier Re Holdings Ltd	11,421
1,698	*	Phoenix Cos, Inc	3,583
347		Platinum Underwriters Holdings Ltd	12,593
200	*	PMI Group, Inc	578
1,953		Principal Financial Group	45,778
5,397		Progressive Corp	101,032
300		Protective Life Corp	6,417
220		Radian Group, Inc	1,593
36		Stancorp Financial Group, Inc	1,459
4,120		Travelers Cos, Inc	202,909
1,457		UnumProvident Corp	31,617
802		W.R. Berkley Corp	21,221
3,581	*	WellPoint, Inc	175,217
884		XL Capital Ltd	14,153

		TOTAL INSURANCE CARRIERS	1,334,188

LEATHER AND LEATHER PRODUCTS - 0.2%
1,184		Coach, Inc	43,275
115		Weyco Group, Inc	2,620

		TOTAL LEATHER AND LEATHER PRODUCTS	45,895

LEGAL SERVICES - 0.0%
95	*	FTI Consulting, Inc	4,141

		TOTAL LEGAL SERVICES	4,141

LUMBER AND WOOD PRODUCTS - 0.0%
725	*	Louisiana-Pacific Corp	4,850

		TOTAL LUMBER AND WOOD PRODUCTS	4,850

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

METAL MINING - 0.2%
84	*	Rosetta Resources, Inc	$1,664
1,013		Royal Gold, Inc	48,624
297	*	Stillwater Mining Co	3,451

		TOTAL METAL MINING	53,739

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.3%
318	*	Armstrong World Industries, Inc	9,597
200		Callaway Golf Co	1,208
3,531		Mattel, Inc	74,717
370	*	Nautilus, Inc	562

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	86,084

MISCELLANEOUS RETAIL - 2.1%
1,259	*	Amazon.com, Inc	137,558
1,050		Best Buy Co, Inc	35,553
2,545	*	Borders Group, Inc	3,385
6,235		CVS Corp	182,810
62	*	Dollar Tree, Inc	2,560
260	*	GSI Commerce, Inc	7,488
881	*	Hibbett Sports, Inc	21,109
248	*	HSN, Inc	5,952
700	*	Office Depot, Inc	2,828
200		Petsmart, Inc	6,034
70	*	Priceline.com, Inc	12,358
3,169		Staples, Inc	60,369
300		Tiffany & Co	11,373
5,425		Walgreen Co	144,848

		TOTAL MISCELLANEOUS RETAIL	634,225

MOTION PICTURES - 0.7%
97	*	Avid Technology, Inc	1,235
4,712	*	Blockbuster, Inc (Class A)	1,122
559	*	Discovery Communications, Inc (Class A)	19,962
423	*	Discovery Communications, Inc (Class C)	13,083
306	*	DreamWorks Animation SKG, Inc (Class A)	8,736
200		Regal Entertainment Group (Class A)	2,608
845		Scripps Networks Interactive (Class A)	34,087
361	*	tw telecom inc (Class A)	6,021
4,252		Viacom, Inc (Class B)	133,386

		TOTAL MOTION PICTURES	220,240

NONDEPOSITORY INSTITUTIONS - 1.4%
6,047		American Express Co	240,065
756	*	AmeriCredit Corp	13,774
2,246		Capital One Financial Corp	90,514
877		CapitalSource, Inc	4,175
2,202		Discover Financial Services	30,784
958		Federal Agricultural Mortgage Corp (Class C)	13,441
1,662		Medallion Financial Corp	10,969
1,392	*	NewStar Financial, Inc	8,853
105	*	World Acceptance Corp	4,023

		TOTAL NONDEPOSITORY INSTITUTIONS	416,598

NONMETALLIC MINERALS, EXCEPT FUELS - 0.2%
900		AMCOL International Corp	21,150
68		Compass Minerals International, Inc	4,779
832		Vulcan Materials Co	36,467

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	62,396

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

OIL AND GAS EXTRACTION - 5.9%
2,450		Apache Corp	$206,267
378		Atlas America, Inc	10,232
1,612	*	ATP Oil & Gas Corp	17,071
400		Berry Petroleum Co (Class A)	10,288
120	*	Boots & Coots, Inc	354
200	*	Bronco Drilling Co, Inc	670
754		Cabot Oil & Gas Corp	23,615
1,369	*	Callon Petroleum Co	8,625
850	*	Cameron International Corp	27,642
4,076		Chesapeake Energy Corp	85,392
615		Cimarex Energy Co	44,022
355	*	Complete Production Services, Inc	5,077
325	*	Contango Oil & Gas Co	14,544
112	*	Dawson Geophysical Co	2,382
3,060	*	Denbury Resources, Inc	44,798
3,410		Devon Energy Corp	207,738
1,180		Diamond Offshore Drilling, Inc	73,384
358	*	Energy Recovery, Inc	1,432
1,804		EOG Resources, Inc	177,459
2,381		Equitable Resources, Inc	86,049
124		EXCO Resources, Inc	1,812
49	*	Exterran Holdings, Inc	1,265
318	*	Geokinetics, Inc	1,218
591	*	Geomet, Inc	674
1,140	*	Global Industries Ltd	5,119
92	*	GMX Resources, Inc	597
369	*	Goodrich Petroleum Corp	4,428
1,008		Helmerich & Payne, Inc	36,812
1,203	*	Hercules Offshore, Inc	2,923
880	*	Nabors Industries Ltd	15,506
3,196		National Oilwell Varco, Inc	105,692
776	*	Newfield Exploration Co	37,915
1,965		Noble Energy, Inc	118,548
78	*	Oceaneering International, Inc	3,502
753	*	Parker Drilling Co	2,974
1,754	*	PetroHawk Energy Corp	29,765
200	*	Petroleum Development Corp	5,124
415	*	Petroquest Energy, Inc	2,805
697	*	Pioneer Drilling Co	3,952
1,084		Pioneer Natural Resources Co	64,444
1,201	*	Pride International, Inc	26,830
800	*	Quicksilver Resources, Inc	8,800
636		Range Resources Corp	25,535
233	*	Rex Energy Corp	2,353
1,050		Smith International, Inc	39,533
927	*	Southwestern Energy Co	35,819
603		St. Mary Land & Exploration Co	24,216
188	*	Stone Energy Corp	2,098
2,287	*	Sulphco, Inc	622
451	*	Swift Energy Co	12,136
650	*	Ultra Petroleum Corp	28,763
300	*	Unit Corp	12,177
487	*	Venoco, Inc	8,021
500		W&T Offshore, Inc	4,730
328	*	Whiting Petroleum Corp	25,722

		TOTAL OIL AND GAS EXTRACTION	1,749,471

PAPER AND ALLIED PRODUCTS - 1.0%
551		Bemis Co	14,877
259	*	Buckeye Technologies, Inc	2,577
103		Domtar Corporation	5,062
1,482		International Paper Co	33,538

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,545		Kimberly-Clark Corp	$154,304
1,866		MeadWestvaco Corp	41,425
114		Rock-Tenn Co (Class A)	5,662
700		Sonoco Products Co	21,336
500		Temple-Inland, Inc	10,335

		TOTAL PAPER AND ALLIED PRODUCTS	289,116

PERSONAL SERVICES - 0.0%
232		Regis Corp	3,612
34		Unifirst Corp	1,497
40		Weight Watchers International, Inc	1,028

		TOTAL PERSONAL SERVICES	6,137

PETROLEUM AND COAL PRODUCTS - 1.1%
0		Exxon Mobil Corp	2
2,895		Hess Corp	145,734
5,440		Marathon Oil Corp	169,130

		TOTAL PETROLEUM AND COAL PRODUCTS	314,866

PIPELINES, EXCEPT NATURAL GAS - 0.6%
9,075		Spectra Energy Corp	182,135

		TOTAL PIPELINES, EXCEPT NATURAL GAS	182,135

PRIMARY METAL INDUSTRIES - 1.0%
4,654		Alcoa, Inc	46,819
190		Allegheny Technologies, Inc	8,396
350	*	Gibraltar Industries, Inc	3,535
300		Hubbell, Inc (Class B)	11,907
1,394	*	Metalico, Inc	5,548
2,406		Nucor Corp	92,102
241		Olympic Steel, Inc	5,536
900		Reliance Steel & Aluminum Co	32,535
1,276		Steel Dynamics, Inc	16,830
500		Tredegar Corp	8,160
868		United States Steel Corp	33,461
1,796		Worthington Industries, Inc	23,097

		TOTAL PRIMARY METAL INDUSTRIES	287,926

PRINTING AND PUBLISHING - 0.4%
470		Dun & Bradstreet Corp	31,546
233	*	EW Scripps Co (Class A)	1,731
185		Harte-Hanks, Inc	1,933
83		John Wiley & Sons, Inc (Class A)	3,210
2,109	*	Journal Communications, Inc (Class A)	8,373
1,041	*	McClatchy Co (Class A)	3,789
200		Meredith Corp	6,226
1,322	*	New York Times Co (Class A)	11,435
600		R.R. Donnelley & Sons Co	9,822
863		Standard Register Co	2,710
126		Washington Post Co (Class B)	51,721

		TOTAL PRINTING AND PUBLISHING	132,496

RAILROAD TRANSPORTATION - 1.1%
2,543		CSX Corp	126,209
500	*	Kansas City Southern Industries, Inc	18,175
3,167		Norfolk Southern Corp	168,009

		TOTAL RAILROAD TRANSPORTATION	312,393

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 0.0%
480	*	CB Richard Ellis Group, Inc (Class A)	$6,533
166	*	Forestar Real Estate Group, Inc	2,981
100		Stewart Enterprises, Inc (Class A)	541

		TOTAL REAL ESTATE	10,055

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.0%
340		Sealed Air Corp	6,705
170		Tupperware Corp	6,774

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	13,479

SECURITY AND COMMODITY BROKERS - 2.5%
722		Ameriprise Financial, Inc	26,086
531		BlackRock, Inc	76,145
683		Broadridge Financial Solutions, Inc	13,011
7,386		Charles Schwab Corp	104,733
332		CME Group, Inc	93,475
388		Duff & Phelps Corp	4,900
200		Eaton Vance Corp	5,522
363		Evercore Partners, Inc (Class A)	8,476
300		Federated Investors, Inc (Class B)	6,213
1,656		Franklin Resources, Inc	142,732
415	*	IntercontinentalExchange, Inc	46,907
2,369		Invesco Ltd	39,870
556		Legg Mason, Inc	15,585
3,032	*	MF Global Holdings Ltd	17,313
542	*	Nasdaq Stock Market, Inc	9,637
1,436		NYSE Euronext	39,677
600		SEI Investments Co	12,216
1,573		T Rowe Price Group, Inc	69,825
259	*	US Global Investors, Inc (Class A)	1,437

		TOTAL SECURITY AND COMMODITY BROKERS	733,760

SOCIAL SERVICES - 0.0%
688	*	Capital Senior Living Corp	3,419

		TOTAL SOCIAL SERVICES	3,419

SPECIAL TRADE CONTRACTORS - 0.1%
75		Chemed Corp	4,098
80	*	Layne Christensen Co	1,942
518	*	Quanta Services, Inc	10,696

		TOTAL SPECIAL TRADE CONTRACTORS	16,736

STONE, CLAY, AND GLASS PRODUCTS - 0.4%
100		Apogee Enterprises, Inc	1,083
51	*	Cabot Microelectronics Corp	1,764
150		CARBO Ceramics, Inc	10,829
5,868		Corning, Inc	94,768
400		Gentex Corp	7,192
241	*	Owens Corning, Inc	7,208

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	122,844

TEXTILE MILL PRODUCTS - 0.0%
200		Oxford Industries, Inc	4,186

		TOTAL TEXTILE MILL PRODUCTS	4,186

TRANSPORTATION BY AIR - 0.4%
2,987	*	Airtran Holdings, Inc	14,487
700	*	Continental Airlines, Inc (Class B)	15,400

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,896	*	Delta Air Lines, Inc	$22,278
581	*	ExpressJet Holdings, Inc	1,511
3,057	*	JetBlue Airways Corp	16,783
267		Skywest, Inc	3,263
4,679		Southwest Airlines Co	51,983

		TOTAL TRANSPORTATION BY AIR	125,705

TRANSPORTATION EQUIPMENT - 1.5%
656	*	American Axle & Manufacturing Holdings, Inc	4,808
400	*	ArvinMeritor, Inc	5,240
1,670	*	BE Aerospace, Inc	42,468
13,368	*	Ford Motor Co	134,750
64	*	Fuel Systems Solutions, Inc	1,661
1,894		Genuine Parts Co	74,719
1,360		Harley-Davidson, Inc	30,233
759		Harsco Corp	17,837
1,543		Paccar, Inc	61,519
77		Spartan Motors, Inc	323
1,353	*	Spirit Aerosystems Holdings, Inc (Class A)	25,788
339		Superior Industries International, Inc	4,556
800	*	Tenneco, Inc	16,848
300		Westinghouse Air Brake Technologies Corp	11,967

		TOTAL TRANSPORTATION EQUIPMENT	432,717

TRANSPORTATION SERVICES - 0.6%
176		CH Robinson Worldwide, Inc	9,796
178		Expeditors International Washington, Inc	6,143
2,097		FedEx Corp	147,020
248	*	Interval Leisure Group, Inc	3,088
404	*	Orbitz Worldwide, Inc	1,539

		TOTAL TRANSPORTATION SERVICES	167,586

TRUCKING AND WAREHOUSING - 0.8%
4,180		United Parcel Service, Inc (Class B)	237,800

		TOTAL TRUCKING AND WAREHOUSING	237,800

WATER TRANSPORTATION - 0.1%
116		Alexander & Baldwin, Inc	3,454
400	*	Gulfmark Offshore, Inc	10,480
1,084	*	Hornbeck Offshore Services, Inc	15,827
2,345	*	Odyssey Marine Exploration, Inc	2,345

		TOTAL WATER TRANSPORTATION	32,106

WHOLESALE TRADE-DURABLE GOODS - 0.5%
932		Agilysys, Inc	6,235
800		Barnes Group, Inc	13,112
400	*	BorgWarner, Inc	14,936
400	*	Castle (A.M.) & Co	5,556
465	*	Chindex International, Inc	5,826
104	*	MWI Veterinary Supply, Inc	5,227
39		Owens & Minor, Inc	1,107
522		Patterson Cos, Inc	14,893
142	*	Tyler Technologies, Inc	2,204
782		W.W. Grainger, Inc	77,770
109	*	WESCO International, Inc	3,670

		TOTAL WHOLESALE TRADE-DURABLE GOODS	150,536

WHOLESALE TRADE-NONDURABLE GOODS - 0.6%
45		Airgas, Inc	2,799
623	*	Akorn, Inc	1,850
440	*	Allscripts Healthcare Solutions, Inc	7,084

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

9	*	Clearwater Paper Corp	$493
500	*	Endo Pharmaceuticals Holdings, Inc	10,910
105	*	Henry Schein, Inc	5,765
30	*	K-Swiss, Inc (Class A)	337
105	*	Maui Land & Pineapple Co, Inc	392
98		Nash Finch Co	3,348
128		Spartan Stores, Inc	1,756
5,314		Sysco Corp	151,820

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	186,554

		TOTAL COMMON STOCKS (Cost $32,095,493)	29,290,557

RIGHTS / WARRANTS - 0.0%
DEPOSITORY INSTITUTIONS - 0.0%
471	m	BankAtlantic Bancorp, Inc	0

		TOTAL DEPOSITORY INSTITUTIONS	0

		TOTAL RIGHTS / WARRANTS (Cost $0)	0

		TOTAL INVESTMENTS - 99.2% (Cost $32,095,493)	29,290,557
		OTHER ASSETS & LIABILITIES, NET - 0.8%	241,683

		NET ASSETS - 100.0%	$29,532,240

Abbreviation(s):

REIT Real Estate Investment Trust

*	Non-income producing.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.4%
APARTMENT REITS - 12.5%
38,000		American Campus Communities, Inc	$1,037,020
28,500		AvalonBay Communities, Inc	2,661,045
42,000		Equity Residential	1,748,880
6,500		Essex Property Trust, Inc	634,010
66,000		UDR, Inc	1,262,580

		TOTAL APARTMENT REITS	7,343,535

DIVERSIFIED REITS - 9.7%
20,000		Digital Realty Trust, Inc	1,153,600
39,000		Entertainment Properties Trust	1,484,730
34,801		Mission West Properties, Inc	237,343
38,000		Vornado Realty Trust	2,772,100

		TOTAL DIVERSIFIED REITS	5,647,773

FORESTRY - 1.2%
20,000		Plum Creek Timber Co, Inc	690,600

		TOTAL FORESTRY	690,600

HEALTHCARE REITS - 10.8%
47,000		HCP, Inc	1,515,750
37,000		Health Care REIT, Inc	1,558,440
43,500		Nationwide Health Properties, Inc	1,555,995
35,500		Ventas, Inc	1,666,725

		TOTAL HEALTHCARE REITS	6,296,910

HOLDING AND OTHER INVESTMENT OFFICES - 2.3%
37,000		AMB Property Corp	877,270
7,500		Annaly Mortgage Management, Inc	128,625
8,000		Home Properties, Inc	360,560

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,366,455

HOTEL REITS - 6.7%
30,000	*	FelCor Lodging Trust, Inc	149,700
177,000		Host Marriott Corp	2,385,960
100,000	*	Orient-Express Hotels Ltd (Class A)	740,000
5,000		Starwood Hotels & Resorts Worldwide, Inc	207,150
45,000	*	Sunstone Hotel Investors, Inc	446,850

		TOTAL HOTEL REITS	3,929,660

HOTELS AND OTHER LODGING PLACES - 0.3%
4,500	*	Vail Resorts, Inc	157,095

		TOTAL HOTELS AND OTHER LODGING PLACES	157,095

INDUSTRIAL REITS - 4.0%
19,245		EastGroup Properties, Inc	684,737
160,000		Prologis	1,620,800

		TOTAL INDUSTRIAL REITS	2,305,537

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

NONDEPOSITORY INSTITUTIONS - 0.0%
28,800	*,g,m	People’s Choice Financial Corp	$0

		TOTAL NONDEPOSITORY INSTITUTIONS	0

OFFICE PROPERTY REITS - 12.1%
17,500		Alexandria Real Estate Equities, Inc	1,108,975
26,500		BioMed Realty Trust, Inc	426,385
40,500		Boston Properties, Inc	2,889,270
15,000		Corporate Office Properties Trust	566,400
30,000		Hersha Hospitality Trust	135,600
34,500		SL Green Realty Corp	1,898,880

		TOTAL OFFICE PROPERTY REITS	7,025,510

REAL ESTATE - 4.8%
64,000	*	CB Richard Ellis Group, Inc (Class A)	871,040
32,000	*	Forestar Real Estate Group, Inc	574,720
407,000		Thomas Properties Group, Inc	1,347,170

		TOTAL REAL ESTATE	2,792,930

REGIONAL MALL REITS - 14.8%
30,000		Glimcher Realty Trust	179,400
65,000		Macerich Co	2,425,800
75,000		Simon Property Group, Inc	6,056,250

		TOTAL REGIONAL MALL REITS	8,661,450

SHOPPING CENTER REITS - 8.5%
165,000		Developers Diversified Realty Corp	1,633,500
14,000		Federal Realty Investment Trust	983,780
70,000		Kimco Realty Corp	940,800
40,000		Regency Centers Corp	1,376,000

		TOTAL SHOPPING CENTER REITS	4,934,080

SINGLE TENANT REITS - 1.6%
30,000		Realty Income Corp	909,900

		TOTAL SINGLE TENANT REITS	909,900

STORAGE REITS - 9.1%
19,000		Extra Space Storage, Inc	264,100
42,000		Public Storage, Inc	3,692,220
15,000		Sovran Self Storage, Inc	516,450
110,000		U-Store-It Trust	820,600

		TOTAL STORAGE REITS	5,293,370

		TOTAL COMMON STOCKS (Cost $61,617,078)	57,354,805

PREFERRED STOCK - 1.0%
OFFICE PROPERTY REITS - 0.5%
13,000		SL Green Realty Corp	308,620

		TOTAL OFFICE PROPERTY REITS	308,620

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES	COMPANY	VALUE

REGIONAL MALL REITS - 0.5%
13,000	CBL & Associates Properties, Inc	$276,770

	TOTAL REGIONAL MALL REITS	276,770

	TOTAL PREFERRED STOCK (Cost $570,205)	585,390

	TOTAL INVESTMENTS - 99.4% (Cost $62,187,283)	57,940,195
	OTHER ASSETS & LIABILITIES, NET - 0.6%	362,248

	NET ASSETS - 100.0%	$58,302,443

Abbreviation(s):

REIT Real Estate Investment Trust

*	Non-income producing.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2010, the value of these securities amounted to $0 or 0.00% of net assets.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2010

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

BONDS - 96.7%
CORPORATE BONDS - 27.6%
AGENCY SECURITIES - 6.4%
$1,000,000		Bank of America Corp	2.380%	06/22/12	$1,030,499
1,000,000		Citigroup Funding, Inc	1.880	10/22/12	1,021,020
1,000,000		Citigroup, Inc	2.130	04/30/12	1,024,509
500,000		General Electric Capital Corp	2.250	03/12/12	512,978
200,000		General Electric Capital Corp	2.200	06/08/12	205,278
200,000		General Electric Capital Corp	2.130	12/21/12	205,618
450,000		GMAC, Inc	1.750	10/30/12	457,808
1,700,000		GMAC, Inc	2.200	12/19/12	1,746,752
500,000		KeyBank NA	3.200	06/15/12	523,084
250,000		New York Community Bank	3.000	12/16/11	258,570
500,000		Regions Bank	3.250	12/09/11	518,199
500,000		Sovereign Bank	2.750	01/17/12	516,712
350,000		State Street Corp	2.150	04/30/12	358,416
100,000		Wells Fargo & Co	2.130	06/15/12	102,687

		TOTAL AGENCY SECURITIES			8,482,130

AMUSEMENT AND RECREATION SERVICES - 0.1%
100,000		Walt Disney Co	4.500	12/15/13	110,136

		TOTAL AMUSEMENT AND RECREATION SERVICES			110,136

AUTO REPAIR, SERVICES AND PARKING - 0.0%
40,000	g	ERAC USA Finance LLC	5.250	10/01/20	40,421

		TOTAL AUTO REPAIR, SERVICES AND PARKING			40,421

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.0%
50,000		Advance Auto Parts, Inc	5.750	05/01/20	51,124

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS			51,124

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.0%
25,000		Home Depot, Inc	5.250	12/16/13	27,489

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES			27,489

BUSINESS SERVICES - 0.1%
50,000		Adobe Systems, Inc	3.250	02/01/15	51,348
63,000		Lamar Media Corp	6.630	08/15/15	59,693
50,000		Oracle Corp	3.750	07/08/14	53,531
25,000		Oracle Corp	5.750	04/15/18	28,942
90,000		Sungard Data Systems, Inc	10.250	08/15/15	92,926

		TOTAL BUSINESS SERVICES			286,440

CHEMICALS AND ALLIED PRODUCTS - 1.2%
50,000		Abbott Laboratories	5.600	05/15/11	52,073
80,000		Abbott Laboratories	4.130	05/27/20	83,806
100,000		Air Products & Chemicals, Inc	4.150	02/01/13	105,093
35,000		Air Products & Chemicals, Inc	4.380	08/21/19	36,538
10,000		Airgas, Inc	4.500	09/15/14	10,398
50,000		EI Du Pont de Nemours & Co	3.250	01/15/15	52,161
65,000		Eli Lilly & Co	3.550	03/06/12	67,782
25,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	28,607
50,000		Johnson & Johnson	5.850	07/15/38	58,818
35,000		Life Technologies Corp	3.380	03/01/13	35,776

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$40,000		Life Technologies Corp	4.400	03/01/15	$41,375
35,000		Novartis Capital Corp	4.130	02/10/14	37,763
200,000		Novartis Capital Corp	2.900	04/24/15	205,742
35,000		Novartis Capital Corp	4.400	04/24/20	37,734
100,000		Pfizer, Inc	4.450	03/15/12	105,497
35,000		Pfizer, Inc	5.350	03/15/15	39,654
100,000		Pfizer, Inc	6.200%	03/15/19	118,840
75,000		Potash Corp of Saskatchewan, Inc	4.880	03/30/20	79,789
50,000		Praxair, Inc	5.250	11/15/14	56,110
65,000		Procter & Gamble Co	5.550	03/05/37	73,452
100,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	101,176
50,000		Teva Pharmaceutical Finance LLC	3.000	06/15/15	50,980

		TOTAL CHEMICALS AND ALLIED PRODUCTS			1,479,164

COMMUNICATIONS - 2.4%
40,000	g	America Movil SAB de C.V.	5.000	03/30/20	41,327
50,000		American Tower Corp	4.630	04/01/15	52,012
100,000		AT&T, Inc	6.150	09/15/34	104,993
125,000		AT&T, Inc	6.300	01/15/38	135,648
25,000		BellSouth Capital Funding Corp	7.880	02/15/30	30,644
100,000		BellSouth Corp	6.880	10/15/31	113,910
175,000		Cellco Partnership	3.750	05/20/11	179,240
25,000		Cellco Partnership	5.550	02/01/14	28,029
175,000		Cellco Partnership	8.500	11/15/18	227,523
50,000		Comcast Corp	5.150	03/01/20	52,347
125,000		Comcast Corp	6.400	03/01/40	134,540
100,000		Deutsche Telekom International Finance BV	8.750	06/15/30	129,170
25,000		DIRECTV Holdings LLC	4.750	10/01/14	26,477
200,000		DIRECTV Holdings LLC	3.550	03/15/15	201,326
200,000		DIRECTV Holdings LLC	5.200	03/15/20	208,442
25,000	g	NBC Universal, Inc	5.150	04/30/20	26,075
75,000		New Cingular Wireless Services, Inc	8.750	03/01/31	102,960
100,000		Sprint Capital Corp	8.750	03/15/32	95,500
50,000		Telecom Italia Capital S.A.	6.180	06/18/14	52,272
25,000		Telecom Italia Capital S.A.	7.000	06/04/18	26,629
200,000		Telecom Italia Capital S.A.	7.180	06/18/19	215,322
135,000		Telefonica Emisiones SAU	5.130	04/27/20	135,310
100,000	g	Telefonos de Mexico SAB de C.V.	5.500	11/15/19	104,661
75,000		Time Warner Cable, Inc	6.200	07/01/13	83,883
50,000		Time Warner Cable, Inc	6.750	07/01/18	57,394
100,000		Time Warner Cable, Inc	8.750	02/14/19	126,174
125,000		Time Warner Cable, Inc	8.250	04/01/19	153,725
100,000		Verizon Communications, Inc	4.350	02/15/13	106,896
40,000		Verizon Communications, Inc	8.750	11/01/18	51,999
50,000		Verizon Communications, Inc	6.250	04/01/37	53,717
50,000		Verizon Communications, Inc	6.400	02/15/38	55,103
25,000		Verizon Communications, Inc	8.950	03/01/39	35,414
25,000		Viacom, Inc	4.380	09/15/14	26,572

		TOTAL COMMUNICATIONS			3,175,234

DEPOSITORY INSTITUTIONS - 4.3%
100,000	g	Banco Santander Brasil	4.500	04/06/15	98,500
100,000	g,i	Banco Santander Chile	1.560	04/20/12	99,941
50,000		Bank of America Corp	7.380	05/15/14	56,038
150,000		Bank of America Corp	4.500	04/01/15	151,608
200,000		Bank of America Corp	5.300	03/15/17	201,379
75,000		Bank of America Corp	5.750	12/01/17	77,781
500,000	g	Bank of Montreal	2.850	06/09/15	508,172
50,000		Bank of New York Mellon Corp	4.300	05/15/14	53,702
50,000		Bank of New York Mellon Corp	5.450	05/15/19	55,820
100,000		Bank One Corp	5.250	01/30/13	106,424

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$50,000		Barclays Bank plc	5.200	07/10/14	$52,768
50,000	g	Barclays Bank plc	6.050	12/04/17	50,462
75,000		BB&T Corp	3.850	07/27/27	78,186
100,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	101,112
200,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	200,667
50,000		Capital One Bank USA NA	8.800	07/15/19	62,421
50,000		Capital One Capital V	8.880	05/15/40	52,069
100,000		Citigroup, Inc	5.100	09/29/11	102,825
50,000		Citigroup, Inc	5.500	10/15/14	51,406
75,000		Citigroup, Inc	6.130	05/15/18	78,276
100,000		Citigroup, Inc	8.500%	05/22/19	119,212
75,000		Citigroup, Inc	6.880	03/05/38	78,680
50,000		Citigroup, Inc	8.130	07/15/39	59,649
150,000		Credit Suisse	5.000	05/15/13	160,257
100,000		Credit Suisse	5.500	05/01/14	109,334
50,000		Credit Suisse	5.300	08/13/19	53,003
900,000	g	Depfa ACS Bank	5.130	03/16/37	657,743
100,000		Deutsche Bank AG.	3.880	08/18/14	103,299
50,000		Discover Bank	7.000	04/15/20	50,487
100,000	g	Hana Bank	4.500	10/30/15	99,784
100,000	g	Itau Unibanco Banco Multiplo S.A.	6.200	04/15/20	102,500
25,000		JPMorgan Chase & Co	6.000	01/15/18	27,606
150,000		JPMorgan Chase & Co	6.300	04/23/19	169,424
75,000		JPMorgan Chase & Co	4.950	03/25/20	77,944
100,000		JPMorgan Chase & Co	6.400	05/15/38	115,752
50,000	g	Lloyds TSB Bank plc	5.800	01/13/20	47,195
175,000		Northern Trust Corp	4.630	05/01/14	191,292
100,000		PNC Funding Corp	5.130	02/08/20	103,982
140,000	g,i	Rabobank Nederland NV	11.000	12/30/49	172,900
25,000		Regions Financial Corp	4.880	04/26/13	25,129
25,000		Regions Financial Corp	5.750	06/15/15	24,842
300,000	g	Royal Bank of Canada	3.130	04/14/15	311,187
75,000		State Street Corp	4.300	05/30/14	79,871
150,000		Union Bank of California NA	5.950	05/11/16	160,862
25,000		USB Capital XIII Trust	6.630	12/15/39	26,359
25,000		Wachovia Bank NA	4.800	11/01/14	26,180
100,000		Wachovia Bank NA	5.850	02/01/37	99,304
100,000		Wells Fargo & Co	4.750	02/09/15	104,661
40,000		Zions Bancorporation	7.750	09/23/14	40,759

		TOTAL DEPOSITORY INSTITUTIONS			5,638,754

ELECTRIC, GAS, AND SANITARY SERVICES - 1.7%
50,000		AGL Capital Corp	5.250	08/15/19	52,885
75,000		Alliant Energy Corp	1.000	10/15/14	77,392
75,000		Atmos Energy Corp	8.500	03/15/19	94,262
200,000		Carolina Power & Light Co	5.300	01/15/19	223,630
50,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	58,005
100,000	g	Colbun S.A.	6.000	01/21/20	104,403
25,000		Connecticut Light & Power Co	5.500	02/01/19	27,787
20,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	21,199
35,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	37,730
100,000		Duke Energy Carolinas LLC	5.750	11/15/13	113,206
15,000		Duke Energy Carolinas LLC	4.300	06/15/20	15,841
50,000		FirstEnergy Solutions Corp	4.800	02/15/15	52,320
50,000		FirstEnergy Solutions Corp	6.050	08/15/21	50,997
50,000		Indiana Michigan Power Co	7.000	03/15/19	58,501
50,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	51,526
100,000		Nevada Power Co	6.650	04/01/36	113,705
50,000		NiSource Finance Corp	10.750	03/15/16	64,077
75,000		Pacific Gas & Electric Co	8.250	10/15/18	95,962
50,000		PacifiCorp	6.000	01/15/39	57,437
50,000		PG&E Corp	5.750	04/01/14	55,392
103,000		Progress Energy, Inc	7.100	03/01/11	107,096

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$50,000		Progress Energy, Inc	7.050	03/15/19	$59,072
100,000		Public Service Co of Oklahoma	5.150	12/01/19	105,303
30,000	g	Republic Services, Inc	5.000	03/01/20	31,108
25,000	g	Republic Services, Inc	5.250	11/15/21	26,304
40,000	g	Republic Services, Inc	6.200	03/01/40	42,902
25,000		San Diego Gas & Electric Co	5.350	05/15/40	26,984
50,000		Sempra Energy	6.000	10/15/39	53,052
25,000		Veolia Environnement	5.250	06/03/13	26,983
100,000		Virginia Electric and Power Co	4.750	03/01/13	108,316
50,000	g	Williams Partners LP	3.800	02/15/15	50,325
75,000	g	Williams Partners LP	5.250	03/15/20	76,692
75,000	g	Williams Partners LP	6.300%	04/15/40	75,353

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES			2,215,747

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.5%
50,000		Amphenol Corp	4.750	11/15/14	52,981
50,000		Analog Devices, Inc	5.000	07/01/14	54,043
65,000		Cisco Systems, Inc	4.450	01/15/20	68,616
50,000		Hewlett-Packard Co	2.950	08/15/12	51,823
50,000		L-3 Communications Corp	6.380	10/15/15	50,000
35,000		L-3 Communications Corp	5.200	10/15/19	36,507
50,000		Tyco International Finance S.A.	6.000	11/15/13	55,965
25,000		Tyco International Finance S.A.	4.130	10/15/14	26,538
75,000		Whirlpool Corp	8.000	05/01/12	82,048

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT			478,521

EXECUTIVE, LEGISLATIVE AND GENERAL - 0.1%
100,000	g	National Agricultural Cooperative Federation	5.000	09/30/14	104,070

		TOTAL EXECUTIVE, LEGISLATIVE AND GENERAL			104,070

FABRICATED METAL PRODUCTS - 0.1%
25,000		CRH America, Inc	6.950	03/15/12	27,074
100,000		Valmont Industries, Inc	6.630	04/20/20	102,480

		TOTAL FABRICATED METAL PRODUCTS			129,554

FOOD AND KINDRED PRODUCTS - 0.7%
50,000		Coca-Cola Enterprises, Inc	4.250	03/01/15	54,071
7,000		ConAgra Foods, Inc	6.750	09/15/11	7,438
98,000		ConAgra Foods, Inc	5.820	06/15/17	110,558
25,000		Dr Pepper Snapple Group, Inc	6.120	05/01/13	27,818
50,000		Dr Pepper Snapple Group, Inc	6.820	05/01/18	59,633
25,000		Dr Pepper Snapple Group, Inc	7.450	05/01/38	32,073
50,000		General Mills, Inc	5.250	08/15/13	55,150
50,000		General Mills, Inc	5.650	02/15/19	56,814
100,000	g	Grupo Bimbo SAB de C.V.	4.880	06/30/20	100,802
100,000	g	HJ Heinz Finance Co	7.130	08/01/39	122,257
25,000		Kraft Foods, Inc	6.130	02/01/18	28,372
50,000		Kraft Foods, Inc	5.380	02/10/20	53,578
50,000		Kraft Foods, Inc	6.500	02/09/40	55,916
100,000	g	Mead Johnson Nutrition Co	4.900	11/01/19	105,742
50,000	g	Mead Johnson Nutrition Co	5.900	11/01/39	53,424
25,000		PepsiCo, Inc	7.900	11/01/18	32,324

		TOTAL FOOD AND KINDRED PRODUCTS			955,970

FOOD STORES - 0.1%
50,000		Delhaize Group S.A.	5.880	02/01/14	55,802
50,000		Delhaize Group S.A.	6.500	06/15/17	57,616

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$25,000		Safeway, Inc	5.000	08/15/19	$26,832

		TOTAL FOOD STORES			140,250

GENERAL MERCHANDISE STORES - 0.2%
50,000		JC Penney Corp, Inc	5.750	02/15/18	50,125
65,000		JC Penney Corp, Inc	5.650	06/01/20	63,537
50,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	50,125
25,000		TJX Cos, Inc	6.950	04/15/19	31,039
50,000		Wal-Mart Stores, Inc	5.250	09/01/35	52,660

		TOTAL GENERAL MERCHANDISE STORES			247,486

HEALTH SERVICES - 0.1%
100,000		Quest Diagnostics, Inc	6.400%	07/01/17	114,229

		TOTAL HEALTH SERVICES			114,229

HOLDING AND OTHER INVESTMENT OFFICES - 0.5%
30,000		AMB Property LP	6.630	12/01/19	32,327
10,000	g	BioMed Realty LP	6.130	04/15/20	10,412
15,000		Boston Properties LP	5.880	10/15/19	16,048
25,000		Boston Properties LP	2.880	02/15/37	24,656
25,000		Brandywine Operating Partnership LP	7.500	05/15/15	27,260
25,000		Brandywine Operating Partnership LP	5.700	05/01/17	24,425
15,000		Developers Diversified Realty Corp	9.630	03/15/16	16,275
25,000		Developers Diversified Realty Corp	7.500	04/01/17	24,535
25,000	g	Digital Realty Trust LP	4.500	07/15/15	24,924
25,000		Health Care REIT, Inc	6.130	04/15/20	25,861
100,000	g	HSBC Bank plc	3.500	06/28/15	100,962
10,000		Kimco Realty Corp	5.700	05/01/17	10,457
20,000		Mack-Cali Realty Corp	7.750	08/15/19	23,502
10,000		National Retail Properties, Inc	6.880	10/15/17	10,936
25,000		Nationwide Health Properties, Inc	6.250	02/01/13	26,852
15,000		ProLogis	7.630	08/15/14	15,919
40,000		ProLogis	5.630	11/15/16	37,604
15,000		ProLogis	7.380	10/30/19	14,691
25,000		Realty Income Corp	5.950	09/15/16	27,190
35,000		Realty Income Corp	5.750	01/15/21	35,704
10,000		Simon Property Group LP	6.750	05/15/14	11,239
25,000		Simon Property Group LP	5.250	12/01/16	26,623
40,000		Simon Property Group LP	10.350	04/01/19	53,241

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES			621,643

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.2%
25,000		Black & Decker Corp	8.950	04/15/14	30,425
75,000		Hewlett-Packard Co	4.250	02/24/12	79,034
25,000		Hewlett-Packard Co	4.750	06/02/14	27,700
50,000		ITT Corp	4.900	05/01/14	54,485
20,000		John Deere Capital Corp	2.950	03/09/15	20,536
25,000		Xerox Corp	8.250	05/15/14	29,304
25,000		Xerox Corp	5.630	12/15/19	26,603

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT			268,087

INSTRUMENTS AND RELATED PRODUCTS - 0.5%
50,000		Agilent Technologies, Inc	4.450	09/14/12	52,174
50,000		Boston Scientific Corp	4.500	01/15/15	49,117

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Medtronic, Inc	4.750	09/15/15	$111,396
50,000		Medtronic, Inc	4.450	03/15/20	53,280
80,000		Stryker Corp	3.000	01/15/15	82,602
50,000		Stryker Corp	4.380	01/15/20	53,184
15,000		Thermo Fisher Scientific, Inc	4.700	05/01/20	16,157
100,000		Xerox Corp	7.630	06/15/13	101,752

		TOTAL INSTRUMENTS AND RELATED PRODUCTS			519,662

INSURANCE AGENTS, BROKERS AND SERVICE - 0.1%
75,000		Hartford Financial Services Group, Inc	4.000	03/30/15	73,634
75,000		Hartford Financial Services Group, Inc	5.500	03/30/20	72,794
50,000		Hartford Financial Services Group, Inc	6.630	03/30/40	46,429

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE			192,857

INSURANCE CARRIERS - 0.8%
50,000		ACE INA Holdings, Inc	5.880	06/15/14	55,312
150,000		Aflac, Inc	8.500	05/15/19	180,477
25,000		Aflac, Inc	6.900	12/17/39	25,987
75,000		Allstate Corp	7.450	05/16/19	88,392
100,000		Chubb Corp	6.000	05/11/37	108,146
20,000		CIGNA Corp	5.130	06/15/20	20,816
75,000		Lincoln National Corp	7.000	06/15/40	78,993
50,000		Metlife, Inc	5.000%	06/15/15	53,444
100,000		Metlife, Inc	6.750	06/01/16	113,136
100,000	g	Principal Life Global Funding I	5.130	10/15/13	105,079
100,000	g	Prudential Funding LLC	6.750	09/15/23	106,946
25,000		Travelers Cos, Inc	5.800	05/15/18	27,421
25,000		Travelers Cos, Inc	5.900	06/02/19	27,758
100,000		Travelers Property Casualty Corp	6.380	03/15/33	110,150

		TOTAL INSURANCE CARRIERS			1,102,057

METAL MINING - 0.1%
50,000		Freeport-McMoRan Copper & Gold, Inc	8.380	04/01/17	55,000
25,000		Newmont Mining Corp	6.250	10/01/39	27,283
50,000		Rio Tinto Finance USA Ltd	5.880	07/15/13	54,783
50,000		Rio Tinto Finance USA Ltd	6.500	07/15/18	56,987

		TOTAL METAL MINING			194,053

MISCELLANEOUS RETAIL - 0.1%
50,000		CVS Caremark Corp	3.250	05/18/15	50,788
25,000		CVS Caremark Corp	4.750	05/18/20	25,592
25,000		Staples, Inc	9.750	01/15/14	30,667

		TOTAL MISCELLANEOUS RETAIL			107,047

MOTION PICTURES - 0.0%
50,000		Time Warner, Inc	6.500	11/15/36	54,378

		TOTAL MOTION PICTURES			54,378

NONDEPOSITORY INSTITUTIONS - 2.4%
25,000		American Express Co	7.000	03/19/18	28,835
125,000		American Express Co	8.130	05/20/19	155,199
50,000		Barrick Australian Finance Pty Ltd	5.950	10/15/39	53,282
500,000	g	CDP Financial, Inc	3.000	11/25/14	504,606
25,000		General Electric Capital Corp	5.880	02/15/12	26,569
375,000		General Electric Capital Corp	5.500	06/04/14	409,753
100,000		General Electric Capital Corp	3.500	06/29/15	99,912
100,000		General Electric Capital Corp	5.500	01/08/20	105,676
100,000		HSBC Finance Corp	5.250	01/14/11	101,679

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		HSBC Finance Corp	6.380	11/27/12	$215,988
25,000	g	International Lease Finance Corp	8.630	09/15/15	23,688
300,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	326,043
500,000		Kreditanstalt fuer Wiederaufbau	4.000	01/27/20	520,029
100,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	107,955
100,000		MBNA Corp	6.130	03/01/13	107,355
55,000		National Rural Utilities Cooperative Finance Corp	2.610	09/16/12	56,425
50,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	69,334
100,000	g	TNK-BP Finance S.A.	6.250	02/02/15	100,250
296,875		Totem Ocean Trailer Express, Inc	4.510	12/18/19	322,255

		TOTAL NONDEPOSITORY INSTITUTIONS			3,334,833

OIL AND GAS EXTRACTION - 1.5%
50,000		Anadarko Petroleum Corp	5.950	09/15/16	43,035
30,000		Anadarko Petroleum Corp	8.700	03/15/19	28,324
50,000		Anadarko Petroleum Corp	7.950	06/15/39	42,693
75,000		Baker Hughes, Inc	6.500	11/15/13	85,679
100,000		Baker Hughes, Inc	6.880	01/15/29	117,653
50,000		BJ Services Co	5.750	06/01/11	52,067
100,000		Burlington Resources Finance Co	7.200	08/15/31	119,939
25,000		Cenovus Energy, Inc	4.500	09/15/14	26,705
25,000		EnCana Corp	6.500	05/15/19	28,730
25,000		EnCana Corp	6.630	08/15/37	27,932
75,000		Enterprise Products Operating LLC	4.600	08/01/12	78,441
25,000		Enterprise Products Operating LLC	5.000	03/01/15	26,300
75,000		Enterprise Products Operating LLC	5.200	09/01/20	77,026
100,000		Enterprise Products Operating LLC	6.130	10/15/39	99,786
75,000		EOG Resources, Inc	4.400	06/01/20	77,536
50,000		Husky Energy, Inc	6.800	09/15/37	56,989
25,000		Nexen, Inc	6.400	05/15/37	26,070
75,000		Nexen, Inc	7.500%	07/30/39	87,896
20,000		Pemex Project Funding Master Trust	5.750	03/01/18	20,952
25,000		Pemex Project Funding Master Trust	6.630	06/15/38	25,507
60,000		Petrobras International Finance Co	7.880	03/15/19	68,649
59,000		Petrobras International Finance Co	6.880	01/20/40	59,483
50,000	g	Petroleos Mexicanos	4.880	03/15/15	51,750
20,000		Petroleos Mexicanos	8.000	05/03/19	23,800
100,000	g	Petroleos Mexicanos	6.000	03/05/20	105,000
100,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	114,000
100,000	g	Petronas Capital Ltd	5.250	08/12/19	105,141
100,000		Plains All American Pipeline LP	5.750	01/15/20	103,330
50,000		SEACOR Holdings, Inc	7.380	10/01/19	52,803
100,000		XTO Energy, Inc	6.250	04/15/13	112,876
50,000		XTO Energy, Inc	4.630	06/15/13	53,907
50,000		XTO Energy, Inc	5.500	06/15/18	57,176

		TOTAL OIL AND GAS EXTRACTION			2,057,175

PAPER AND ALLIED PRODUCTS - 0.0%
50,000		International Paper Co	7.300	11/15/39	55,137

		TOTAL PAPER AND ALLIED PRODUCTS			55,137

PETROLEUM AND COAL PRODUCTS - 0.6%
100,000		BP Capital Markets plc	3.130	03/10/12	92,452
75,000		BP Capital Markets plc	3.880	03/10/15	63,911
75,000		Chevron Corp	3.450	03/03/12	78,167
125,000		ConocoPhillips	4.600	01/15/15	136,555
100,000		ConocoPhillips	6.500	02/01/39	120,762
25,000		Hess Corp	8.130	02/15/19	31,164
25,000		Marathon Oil Corp	6.500	02/15/14	28,149
26,000		Marathon Oil Corp	7.500	02/15/19	31,177
75,000		Shell International Finance BV	4.380	03/25/20	77,530

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$25,000		Shell International Finance BV	6.380	12/15/38	$29,868
25,000		Statoil ASA	2.900	10/15/14	25,561
50,000		Valero Energy Corp	4.500	02/01/15	51,378

		TOTAL PETROLEUM AND COAL PRODUCTS			766,674

PIPELINES, EXCEPT NATURAL GAS - 0.1%
25,000		Enbridge Energy Partners LP	5.200	03/15/20	25,760
50,000	g	Rockies Express Pipeline LLC	6.250	07/15/13	53,208
100,000		TransCanada Pipelines Ltd	5.850	03/15/36	102,492

		TOTAL PIPELINES, EXCEPT NATURAL GAS			181,460

PRIMARY METAL INDUSTRIES - 0.1%
50,000		ArcelorMittal	5.380	06/01/13	52,585
50,000		ArcelorMittal	7.000	10/15/39	52,813

		TOTAL PRIMARY METAL INDUSTRIES			105,398

PRINTING AND PUBLISHING - 0.1%
25,000		News America, Inc	7.250	05/18/18	30,073
50,000		News America, Inc	6.200	12/15/34	52,661
50,000		News America, Inc	6.900	08/15/39	57,381

		TOTAL PRINTING AND PUBLISHING			140,115

RAILROAD TRANSPORTATION - 0.3%
100,000		Burlington Northern Santa Fe Corp	4.700	10/01/19	105,910
75,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	79,327
50,000		Norfolk Southern Corp	5.750	04/01/18	56,519
100,000		Norfolk Southern Corp	5.590	05/17/25	107,133
75,000		Union Pacific Corp	5.130	02/15/14	82,053

		TOTAL RAILROAD TRANSPORTATION			430,942

SECURITY AND COMMODITY BROKERS - 1.6%
50,000		Ameriprise Financial, Inc	5.300	03/15/20	52,237
50,000		BlackRock, Inc	3.500	12/10/14	51,855
50,000		BlackRock, Inc	5.000	12/10/19	53,144
100,000		Eaton Vance Corp	6.500	10/02/17	113,721
60,000		Franklin Resources, Inc	3.130%	05/20/15	61,454
100,000	i	Goldman Sachs Capital II	5.790	12/30/49	75,500
100,000		Goldman Sachs Group, Inc	4.750	07/15/13	104,407
150,000		Goldman Sachs Group, Inc	5.350	01/15/16	155,188
50,000		Goldman Sachs Group, Inc	7.500	02/15/19	55,889
150,000		Goldman Sachs Group, Inc	5.380	03/15/20	148,217
25,000		Goldman Sachs Group, Inc	6.750	10/01/37	24,509
100,000	b,n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	10
50,000		Merrill Lynch & Co, Inc	6.050	08/15/12	53,162
300,000		Merrill Lynch & Co, Inc	5.450	02/05/13	314,710
50,000		Merrill Lynch & Co, Inc	6.400	08/28/17	52,137
150,000		Merrill Lynch & Co, Inc	6.880	04/25/18	160,017
175,000		Morgan Stanley	6.000	05/13/14	185,428
50,000		Morgan Stanley	6.000	04/28/15	52,254
100,000		Morgan Stanley	5.750	10/18/16	100,742
65,000		Morgan Stanley	6.630	04/01/18	68,129
150,000		Morgan Stanley	7.300	05/13/19	161,313
50,000		NASDAQ OMX Group, Inc	4.000	01/15/15	50,838
35,000		NASDAQ OMX Group, Inc	5.550	01/15/20	35,718
25,000		Nomura Holdings, Inc	5.000	03/04/15	26,417

		TOTAL SECURITY AND COMMODITY BROKERS			2,156,996

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

STONE, CLAY, AND GLASS PRODUCTS - 0.1%
$125,000		3M Co	5.700	03/15/37	$142,910

		TOTAL STONE, CLAY, AND GLASS PRODUCTS			142,910

TOBACCO PRODUCTS - 0.1%
100,000		Philip Morris International, Inc	6.880	03/17/14	115,696

		TOTAL TOBACCO PRODUCTS			115,696

TRANSPORTATION EQUIPMENT - 0.2%
100,000		Boeing Co	6.130	02/15/33	113,218
25,000		Embraer Overseas Ltd	6.380	01/15/20	25,655
55,000		Goodrich Corp	6.130	03/01/19	63,605
25,000	g	Meccanica Holdings USA	6.250	01/15/40	23,216
50,000		United Technologies Corp	4.500	04/15/20	54,095

		TOTAL TRANSPORTATION EQUIPMENT			279,789

WHOLESALE TRADE-DURABLE GOODS - 0.1%
25,000		Martin Marietta Materials, Inc	6.600	04/15/18	27,131
25,000		Vale Overseas Ltd	6.250	01/23/17	27,230
25,000		Vale Overseas Ltd	6.880	11/21/36	26,063
80,000		Vale Overseas Ltd	6.880	11/10/39	83,576

		TOTAL WHOLESALE TRADE-DURABLE GOODS			164,000

WHOLESALE TRADE-NONDURABLE GOODS - 0.1%
25,000		Anheuser-Busch InBev Worldwide, Inc	5.380	01/15/20	26,940
75,000	g	Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	78,414
25,000		Anheuser-Busch InBev Worldwide, Inc	6.380	01/15/40	28,577
50,000		McKesson Corp	6.500	02/15/14	57,130

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			191,061

		TOTAL CORPORATE BONDS (Cost $35,124,461)			36,858,689

GOVERNMENT BONDS - 62.3%
AGENCY SECURITIES - 6.5%
600,000		Federal Farm Credit Bank (FFCB)	2.630	04/21/11	610,607
500,000		FFCB	1.380	06/25/13	502,802
1,000,000		Federal Home Loan Bank (FHLB)	1.880	06/21/13	1,019,708
		Federal Home Loan Mortgage Corp (FHLMC)
2,000,000		FHLMC	2.130	09/21/12	2,056,387
300,000		FHLMC	2.500	04/23/14	310,610
1,500,000		FHLMC	5.130	10/18/16	1,717,175
56,642		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000%	04/01/23	60,466
100,000		Federal National Mortgage Association (FNMA)	3.250	08/12/10	100,345
100,000		FNMA	1.750	05/07/13	101,827
1,000,000		FNMA	3.000	09/16/14	1,049,401
150,000		FNMA	4.000	02/25/19	157,348
216,867		FNMA	6.000	06/01/36	237,778
500,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	482,185
250,000		Private Export Funding Corp	3.050	10/15/14	261,387

		TOTAL AGENCY SECURITIES			8,668,026

FOREIGN GOVERNMENT BONDS - 6.0%
100,000	g	Bahrain Government International Bond	5.500	03/31/20	100,567
100,000	g	Banco Nacional de Desenvolvimento Economico e Social	5.500	07/12/20	100,250

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$455,000	g	Belgium Government International Bond	2.880	09/15/14	$459,409
150,000		Belgium Kingdom	2.750	03/05/15	149,545
200,000		Brazilian Government International Bond	5.880	01/15/19	219,500
200,000		Brazilian Government International Bond	4.880	01/22/21	200,300
25,000		Brazilian Government International Bond	7.130	01/20/37	29,500
150,000		Canada Government International Bond	2.380	09/10/14	153,955
100,000		China Development Bank	5.000	10/15/15	108,694
100,000		Eksportfinans A/S	5.000	02/14/12	106,071
100,000		European Investment Bank	4.880	02/15/36	105,443
250,000		Export Development Canada	2.250	05/28/15	252,840
100,000		Export-Import Bank of Korea	5.880	01/14/15	108,352
100,000		Export-Import Bank of Korea	5.130	06/29/20	100,402
175,000		Federative Republic of Brazil	6.000	01/17/17	192,500
100,000	g	Korea Expressway Corp	4.500	03/23/15	102,361
25,000		Peruvian Government International Bond	7.130	03/30/19	29,563
25,000		Peruvian Government International Bond	7.350	07/21/25	29,938
82,000		Poland Government International Bond	6.380	07/15/19	90,710
175,000		Province of British Columbia Canada	2.850	06/15/15	180,754
500,000		Province of Manitoba Canada	2.130	04/22/13	511,190
190,000		Province of Ontario Canada	3.130	09/08/10	190,916
1,000,000		Province of Ontario Canada	2.630	01/20/12	1,023,652
300,000		Province of Ontario Canada	4.100	06/16/14	322,620
300,000		Province of Ontario Canada	2.950	02/05/15	307,573
400,000		Province of Ontario Canada	2.700	06/16/15	403,417
1,000,000		Province of Ontario Canada	4.000	10/07/19	1,032,550
500,000		Province of Ontario Canada	4.400	04/14/20	531,285
110,000		Province of Quebec Canada	4.630	05/14/18	120,153
100,000		Republic of Hungary	6.250	01/29/20	98,423
100,000		Republic of Korea	5.750	04/16/14	109,019
100,000	g	Russian Foreign Bond-Eurobond	3.630	04/29/15	96,750
100,000	g	Russian Foreign Bond-Eurobond	5.000	04/29/20	96,500
100,000		South Africa Government International Bond	6.880	05/27/19	114,375
150,000		South Africa Government International Bond	5.500	03/09/20	155,063
52,000		United Mexican States	5.880	02/17/14	57,044
50,000		United Mexican States	5.950	03/19/19	55,500
100,000		United Mexican States	5.130	01/15/20	104,000

		TOTAL FOREIGN GOVERNMENT BONDS			8,150,684

MORTGAGE BACKED - 29.6%
75,967	i	Federal Home Loan Mortgage Corp (FHLMC)	2.640	02/01/36	78,710
282,602	i	FHLMC	5.780	07/01/36	300,415
50,217	i	FHLMC	3.280	09/01/36	52,066
41,891	i	FHLMC	5.890	09/01/36	44,537
146,071	i	FHLMC	6.050	09/01/36	154,767
130,810	i	FHLMC	5.540	03/01/37	138,637
246,793	i	FHLMC	5.880	04/01/37	265,359
78,146	i	FHLMC	5.720	05/01/37	84,077
245,121		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	02/01/19	263,410
54,474		FGLMC	4.500%	01/01/20	58,054
183,771		FGLMC	4.500	07/01/20	195,621
162,525		FGLMC	4.000	07/01/24	168,998
64,814		FGLMC	4.500	09/01/24	68,426
25,334		FGLMC	6.000	03/01/33	27,861
224,707		FGLMC	5.000	11/01/33	238,865
395,444		FGLMC	6.000	11/01/33	434,890
110,923		FGLMC	5.000	05/01/34	117,739
71,968		FGLMC	6.000	09/01/34	78,989
16,559		FGLMC	6.000	04/01/35	18,065
48,962		FGLMC	5.000	02/01/36	51,925
34,743		FGLMC	6.500	05/01/36	38,192
352,999		FGLMC	5.500	04/01/37	379,256
437,925		FGLMC	5.500	05/01/37	470,499

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$243,194		FGLMC	6.000	08/01/37	$264,413
29,594		FGLMC	6.000	08/01/37	32,195
91,929		FGLMC	6.500	09/01/37	100,941
83,385		FGLMC	6.500	11/01/37	91,559
232,835		FGLMC	5.000	04/01/38	246,656
76,955		FGLMC	6.500	05/01/38	84,458
100,657		FGLMC	5.500	01/01/39	108,144
194,715		FGLMC	4.000	06/01/39	197,342
127,105		FGLMC	5.000	07/01/39	134,637
146,162		FGLMC	5.000	01/01/40	154,823
10,780		Federal National Mortgage Association (FNMA)	5.000	06/01/13	11,095
1,541,120		FNMA	4.570	01/01/15	1,648,718
81,566		FNMA	5.500	04/01/18	88,607
70,540		FNMA	5.500	05/01/18	76,608
76,689		FNMA	4.500	03/01/19	81,801
43,528		FNMA	4.500	06/01/19	46,430
225,197		FNMA	5.500	07/01/20	244,638
20,716		FNMA	4.500	11/01/20	22,097
153,553		FNMA	4.500	12/01/20	163,575
62,390		FNMA	5.000	12/01/20	67,006
91,644		FNMA	4.500	03/01/23	96,952
208,351		FNMA	5.000	04/01/23	222,626
197,786		FNMA	4.500	06/01/23	209,242
152,437		FNMA	5.000	07/01/23	162,857
167,288		FNMA	5.000	07/01/23	178,723
151,806		FNMA	5.500	02/01/24	164,358
460,566		FNMA	4.500	04/01/24	486,811
181,065		FNMA	4.000	05/01/24	188,587
339,223		FNMA	5.500	07/01/24	366,758
12,382		FNMA	5.500	09/01/24	13,387
585,371		FNMA	4.000	02/01/25	609,141
64,035		FNMA	6.500	07/01/32	71,494
91,409		FNMA	5.500	01/01/33	98,642
147,424		FNMA	5.500	07/01/33	158,996
715,689		FNMA	5.500	07/01/33	771,870
369,408		FNMA	5.500	07/01/33	398,407
383,685		FNMA	6.000	10/01/33	422,617
218,561		FNMA	5.000	11/01/33	232,435
826,048		FNMA	5.500	11/01/33	890,893
471,107		FNMA	5.000	03/01/34	501,013
840,958		FNMA	5.000	03/01/34	894,342
106,064		FNMA	5.500	04/01/34	114,225
70,784		FNMA	5.000	08/01/34	75,324
1,809,534		FNMA	5.000	09/01/34	1,922,987
100,738		FNMA	5.000	11/01/34	107,133
61,718		FNMA	6.500	02/01/35	68,501
203,350		FNMA	5.500	04/01/35	218,996
19,413		FNMA	7.500	06/01/35	21,905
58,706		FNMA	5.500	07/01/35	63,167
33,361		FNMA	7.500%	07/01/35	37,643
85,071		FNMA	4.500	08/01/35	88,955
115,175		FNMA	5.000	08/01/35	122,252
283,080		FNMA	5.500	09/01/35	305,302
106,344		FNMA	5.500	10/01/35	114,426
125,873		FNMA	5.000	02/01/36	133,607
453,489		FNMA	6.000	04/01/36	493,552
143,721	i	FNMA	5.830	07/01/36	153,033
64,620		FNMA	6.500	09/01/36	70,975
96,028		FNMA	6.000	12/01/36	104,511
84,014		FNMA	5.000	02/01/37	89,028
329,962		FNMA	5.500	02/01/37	354,729
58,607		FNMA	7.000	02/01/37	65,182

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$212,959	FNMA	5.500	03/01/37	$228,899
127,202	FNMA	7.000	04/01/37	141,472
91,544	FNMA	5.500	06/01/37	98,396
31,432	FNMA	6.500	08/01/37	34,475
89,812	FNMA	6.000	11/01/37	97,578
38,673	FNMA	7.000	11/01/37	43,011
134,528	FNMA	5.500	01/01/38	144,598
15,728	FNMA	6.500	01/01/38	17,251
1,158,423	FNMA	5.500	02/01/38	1,245,131
343,351	FNMA	5.500	02/01/38	369,051
5,674	FNMA	6.500	02/01/38	6,223
9,400	FNMA	6.500	03/01/38	10,308
23,323	FNMA	6.500	03/01/38	25,576
369,907	FNMA	5.000	04/01/38	391,981
188,182	FNMA	6.000	04/01/38	204,336
378,380	FNMA	4.000	01/01/39	383,721
156,116	FNMA	4.500	01/01/39	162,146
108,939	FNMA	5.500	01/01/39	117,093
104,798	FNMA	6.000	01/01/39	113,794
87,720	FNMA	6.000	01/01/39	95,250
143,870	FNMA	4.000	02/01/39	145,924
919,869	FNMA	4.500	02/01/39	955,399
145,048	FNMA	4.500	02/01/39	150,651
88,811	FNMA	5.500	02/01/39	95,459
1,850,113	FNMA	4.500	04/01/39	1,920,996
134,867	FNMA	5.000	04/01/39	142,902
482,018	FNMA	4.500	06/01/39	500,485
754,123	FNMA	4.000	07/01/39	764,767
532,738	FNMA	6.500	07/01/39	584,130
551,290	FNMA	4.500	08/01/39	572,412
822,887	FNMA	6.000	09/01/39	893,527
342,850	FNMA	4.500	10/01/39	355,985
390,268	FNMA	4.500	11/01/39	405,220
344,937	FNMA	4.500	11/01/39	358,152
237,722	FNMA	5.000	11/01/39	251,883
37,227	Government National Mortgage Association (GNMA)	5.500	07/15/33	40,523
253,619	GNMA	5.500	07/20/33	276,316
39,841	GNMA	5.000	03/15/34	42,774
199,236	GNMA	5.000	06/15/34	213,905
362,072	GNMA	5.500	02/15/37	392,090
299,764	GNMA	5.000	01/15/38	320,148
121,200	GNMA	5.000	04/15/38	129,442
307,627	GNMA	5.500	05/15/38	332,939
43,231	GNMA	6.000	08/15/38	47,194
46,733	GNMA	6.000	08/20/38	51,036
559,651	GNMA	5.500	07/15/39	605,700
167,901	GNMA	4.500	07/20/39	174,887
64,333	GNMA	5.000	07/20/39	68,564
72,112	GNMA	4.000	08/15/39	73,442
696,777	GNMA	4.500	03/15/40	727,413
249,330	GNMA	4.500%	04/15/40	260,293
242,617	GNMA	5.000	04/15/40	259,115
498,562	GNMA	5.000	04/15/40	532,464
599,076	GNMA	5.000	05/20/40	638,412
197,216	GNMA	6.230	09/15/43	212,081
487,124	Fannie Mae Pool	4.000	08/01/39	494,000
499,112	Fannie Mae Pool	5.000	06/01/40	528,845
500,000	Fannie Mae Pool	5.500	07/01/40	537,375
500,000	Ginnie Mae I pool	4.500	06/15/40	521,984
500,000	Ginnie Mae I pool	5.000	06/15/40	534,000

	TOTAL MORTGAGE BACKED			39,503,809

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MUNICIPAL BONDS - 0.7%
$150,000		Grant County Public Utility District No 2	5.630	01/01/27	$158,298
500,000		Long Island Power Authority	5.850	05/01/41	500,874
150,000		State of California	7.630	03/01/40	162,071
175,000		State of Illinois	6.730	04/01/35	166,322

		TOTAL MUNICIPAL BONDS			987,565

U.S. TREASURY SECURITIES - 19.5%
443,000		United States Treasury Bond	8.000	11/15/21	644,288
842,500		United States Treasury Bond	5.250	02/15/29	1,013,897
2,082,000		United States Treasury Bond	4.380	11/15/39	2,247,583
115,000		United States Treasury Bond	4.630	02/15/40	129,267
1,415,000		United States Treasury Note	1.000	09/30/11	1,424,728
200,000		United States Treasury Note	1.000	12/31/11	201,461
450,000		United States Treasury Note	1.880	06/15/12	461,110
48,000		United States Treasury Note	1.380	10/15/12	48,713
697,000		United States Treasury Note	1.130	06/15/13	699,774
635,000		United States Treasury Note	2.000	11/30/13	651,867
4,377,000		United States Treasury Note	1.880	04/30/14	4,455,991
1,613,000		United States Treasury Note	2.250	05/31/14	1,664,288
799,000		United States Treasury Note	2.380	08/31/14	826,029
1,580,000		United States Treasury Note	2.380	10/31/14	1,630,116
1,600,000		United States Treasury Note	2.250	01/31/15	1,639,875
579,000		United States Treasury Note	2.500	04/30/15	599,582
2,061,000		United States Treasury Note	2.130	05/31/15	2,096,428
1,180,000		United States Treasury Note	1.880	06/30/15	1,184,517
860,000		United States Treasury Note	2.630	02/29/16	884,792
1,100,000		United States Treasury Note	2.380	03/31/16	1,116,243
1,100,000		United States Treasury Note	3.250	07/31/16	1,166,086
50,000		United States Treasury Note	3.000	02/28/17	51,906
913,800		United States Treasury Note	3.500	05/15/20	956,347
500,000	j	United States Treasury Strip Principal	0.000	08/15/27	255,450

		TOTAL U.S. TREASURY SECURITIES			26,050,338

		TOTAL GOVERNMENT BONDS (Cost $79,885,640)			83,360,422

STRUCTURED ASSETS - 6.8%
ASSET BACKED - 2.4%
61,650		AmeriCredit Automobile Receivables Trust	5.640	09/06/13	62,872
		Series - 2006 AF (Class A4)
100,000	g	Avis Budget Rental Car Funding AESOP LLC	5.680	02/20/14	106,613
		Series - 2009 2A (Class A)
455,481		Centex Home Equity	5.540	01/25/32	436,526
		Series - 2002 A (Class AF6)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	127,534
		Series - 2004 2 (Class 1B)
341,152		CIT Group Home Equity Loan Trust	6.390	12/25/30	66,897
		Series - 2002 2 (Class MF2)
75,000	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	71,224
		Series - 2006 15 (Class A2)
1,000,000	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	800,293
		Series - 2007 1A (Class AF3)
142,221		GMAC Commercial Mortgage Securities, Inc	5.590%	10/25/29	135,904
		Series - 2006 HLTV (Class A3)
250,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	175,706
		Series - 2006 HLTV (Class A4)
250,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	270,518
		Series - 2009 2A (Class A2)
162,416		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	162,886
		Series - 2007 1 (Class A1F)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$50,000		Merrill Auto Trust Securitization	6.150	04/15/15	$52,966
		Series - 2008 1 (Class A4A)
32,281	i	Morgan Stanley ABS Capital I	0.270	01/25/37	31,381
		Series - 2007 HE2 (Class A2A)
310,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	168,921
		Series - 2006 3 (Class AF3)
217,644		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	211,297
		Series - 2006 HI5 (Class A2)
100,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	32,083
		Series - 2006 HI1 (Class M2)
53,266	i	Securitized Asset Backed Receivables LLC Trust	0.500	03/25/36	49,752
		Series - 2006 NC2 (Class A2)
142,233	i	Sequoia Mortgage Trust	3.750	02/25/40	142,134
		Series - 2010 H1 (Class A1)
159,518	g,m	Wachovia Amortization Controlled Heloc NIM	5.680	08/12/47	129,209
		Series - 2006 N1 (Class N1)
43,507	i	Wells Fargo Home Equity Trust	0.490	07/25/36	39,537
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED			3,274,253

OTHER MORTGAGE BACKED - 4.4%
70,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	70,078
		Series - 2006 6 (Class A4)
125,000	i	Banc of America Commercial Mortgage, Inc	5.870	04/10/49	124,833
		Series - 2007 2 (Class A4)
285,249		Bank of America Alternative Loan Trust	6.000	08/25/34	287,081
		Series - 2004 7 (Class 2A1)
25,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	25,570
		Series - 2006 PW14 (Class A4)
45,000	i	Bear Stearns Commercial Mortgage Securities	5.620	03/11/39	47,812
		Series - 2006 PW11 (Class A4)
40,000		Bear Stearns Commercial Mortgage Securities	4.670	06/11/41	41,411
		Series - 2005 PWR8 (Class A4)
120,000	i	Bear Stearns Commercial Mortgage Securities	5.470	06/11/41	128,351
		Series - 2004 PWR4 (Class A3)
80,000	i	Bear Stearns Commercial Mortgage Securities	5.580	09/11/41	68,885
		Series - 2006 PW13 (Class AM)
75,000		Bear Stearns Commercial Mortgage Securities	5.540	10/12/41	78,707
		Series - 2006 T24 (Class A4)
110,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	112,844
		Series - 2004 T16 (Class A6)
105,000	i	Bear Stearns Commercial Mortgage Securities	5.690	06/11/50	106,288
		Series - 2007 PW17 (Class A4)
100,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	101,138
		Series - 2007 PW18 (Class A4)
50,000		Citigroup, Inc	5.320	12/11/49	48,563
		Series - 2007 CD4 (Class A4)
85,000	i	Commercial Mortgage Pass Through Certificates	6.010	12/10/49	87,855
		Series - 2007 C9 (Class A4)
81,917		Countrywide Alternative Loan Trust	5.500	08/25/16	70,814
		Series - 2004 30CB (Class 1A15)
99,190		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	98,776
		Series - 2005 17 (Class 1A10)
44,310		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	42,856
		Series - 2005 J3 (Class 1A1)
50,000		CS First Boston Mortgage Securities Corp	4.050	05/15/38	49,919
		Series - 2003 C3 (Class B)
55,000	i	CS First Boston Mortgage Securities Corp	5.100%	08/15/38	57,969
		Series - 2005 C5 (Class A4)
35,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	29,466
		Series - 2005 C5 (Class AJ)
62,720		First Horizon Asset Securities, Inc	5.500	11/25/33	62,984
		Series - 2003 9 (Class 1A4)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$40,000		GMAC Commercial Mortgage Securities, Inc	5.020	04/10/40	$42,475
		Series - 2003 C3 (Class A4)
92,164	i	GMAC Mortgage Corp Loan Trust	4.580	10/19/33	93,484
		Series - 2003 AR1 (Class A5)
495,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	426,007
		Series - 2006 GG7 (Class AM)
100,000	i	Greenwich Capital Commercial Funding Corp	6.090	07/10/38	104,528
		Series - 2006 GG7 (Class A4)
400,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	400,731
		Series - 2007 GG9 (Class A4)
85,000		Greenwich Capital Commercial Funding Corp	5.480	03/10/39	67,494
		Series - 2007 GG9 (Class AM)
250,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	245,896
		Series - 2007 GG11 (Class A4)
70,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	72,024
		Series - 2006 GG6 (Class A4)
100,000	i	GS Mortgage Securities Corp II	5.620	04/10/38	85,013
		Series - 2006 GG6 (Class AM)
125,000		GS Mortgage Securities Corp II	5.560	11/10/39	126,836
		Series - 2006 GG8 (Class A4)
44,586	i	GSR Mortgage Loan Trust	5.030	01/25/36	43,482
		Series - 2006 AR1 (Class 2A2)
50,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.630	12/05/27	54,703
		Series - 2009 IWST (Class A2)
165,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	163,077
		Series - 2006 LDP9 (Class A3)
65,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.940	02/12/49	52,427
		Series - 2007 CB19 (Class AM)
200,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	195,674
		Series - 2007 LD11 (Class A4)
$50,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	52,729
		Series - 2005 C2 (Class A5)
220,000		LB-UBS Commercial Mortgage Trust	5.420	02/15/40	219,025
		Series - 2007 C1 (Class A4)
115,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	115,348
		Series - 2007 C2 (Class A3)
75,000	i	LB-UBS Commercial Mortgage Trust	5.860	07/15/40	74,403
		Series - 2007 C6 (Class A4)
190,000	i	Merrill Lynch & Co, Inc	5.170	12/12/49	187,596
		Series - 2006 4 (Class A3)
200,000	i	Merrill Lynch Mortgage Trust	5.400	11/12/37	214,075
		Series - 2005 CKI1 (Class A6)
41,024	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	37,557
		Series - 2005 CIP1 (Class AM)
75,000	i	Merrill Lynch Mortgage Trust	5.840	05/12/39	80,122
		Series - 2006 C1 (Class A4)
35,000	g,i	Merrill Lynch Mortgage Trust	6.460	02/12/51	11,876
		Series - 2008 C1 (Class C)
75,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.590	02/12/39	79,743
		Series - 2006 1 (Class A4)
65,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	6.150	08/12/49	52,843
		Series - 2007 8 (Class AM)
13,093		Morgan Stanley Capital I	4.690	06/13/41	13,159
		Series - 2004 T15 (Class A2)
80,000	i	Morgan Stanley Capital I	5.270	06/13/41	84,138
		Series - 2004 T15 (Class A4)
270,000	i	Morgan Stanley Capital I	5.450	02/12/44	268,319
		Series - 2007 HQ11 (Class A4)
85,000		Morgan Stanley Capital I	5.360%	03/15/44	83,671
		Series - 2007 IQ13 (Class A4)
102,000	i	Morgan Stanley Capital I	5.730	07/12/44	109,294
		Series - 2006 HQ9 (Class A4)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$30,000	i	Morgan Stanley Capital I	5.540	11/12/49	$26,141
		Series - 2007 T25 (Class AM)
35,000		Morgan Stanley Capital I	4.770	07/15/56	29,422
		Series - 0 IQ9 (Class AJ)
34,443	i	Structured Adjustable Rate Mortgage Loan Trust	0.730	03/25/35	33,088
		Series - 2005 6XS (Class A3)
50,134	i	Structured Adjustable Rate Mortgage Loan Trust	6.050	07/25/36	49,923
		Series - 2006 6 (Class 2A1)
50,000	i	Wachovia Bank Commercial Mortgage Trust	6.100	02/15/51	49,113
		Series - 2007 C33 (Class A4)

		TOTAL OTHER MORTGAGE BACKED			5,787,636

		TOTAL STRUCTURED ASSETS (Cost $9,770,584)			9,061,889

		TOTAL BONDS (Cost $124,780,685)			129,281,000

SHARES		COMPANY
PREFERRED STOCKS - 0.0%
AGENCY SECURITIES - 0.0%
5,517		Federal Home Loan Mortgage Corp (FHLMC)	8.380	12/30/49	1,876
17,265		Federal National Mortgage Association (FNMA)	8.250	12/30/49	5,870

		TOTAL AGENCY SECURITIES			7,746

		TOTAL PREFERRED STOCKS (Cost $569,550)			7,746

		TOTAL INVESTMENTS - 96.7% (Cost $125,350,236)			129,288,746
		OTHER ASSETS & LIABILITIES, NET - 3.3%			4,453,259

		NET ASSETS - 100.0%			$133,742,005

Abbreviation(s):

ABS Asset-Based Security

REIT Real Estate Investment Trust

b	In bankruptcy.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/10, the value of these securities amounted to $7,976,036 or 5.96% of net assets.

i	Floating or variable rate security. Coupon reflects the rate at period end.

j	Zero coupon.

m	Indicates a security that has been deemed illiquid.

n	In default.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2010

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 99.0%
BANKER’S ACCEPTANCES - 3.0%
$500,000	JPMorgan Chase Bank NA		08/30/10	$499,667
1,512,803	US Bank NA		08/10/10	1,512,063

	TOTAL BANKER’S ACCEPTANCES			2,011,730

CERTIFICATE OF DEPOSIT - 6.4%
500,000	Bank of Montreal	0.280	07/20/10	500,000
830,000	Bank of Nova Scotia	0.440	08/24/10	830,000
500,000	Barclays Bank plc	0.580	08/18/10	500,000
265,000	Rabobank Nederland NV	0.220	07/07/10	265,000
485,000	Royal Bank of Scotland plc	0.320	07/12/10	485,000
500,000	Toronto-Dominion Bank	0.250	07/08/10	500,000
400,000	Toronto-Dominion Bank	0.250	07/16/10	400,000
500,000	Toronto-Dominion Bank	0.320	08/06/10	500,000
400,000	Toronto-Dominion Bank	0.450	09/10/10	400,000

	TOTAL CERTIFICATE OF DEPOSIT			4,380,000

COMMERCIAL PAPER - 24.4%
470,000	American Honda Finance Corp		08/24/10	469,781
500,000	American Honda Finance Corp		09/22/10	499,574
500,000	Bank of Nova Scotia		08/18/10	499,713
500,000	Coca-Cola Co		08/23/10	499,798
500,000	Coca-Cola Co		08/31/10	499,754
415,000	Commonwealth Bank of Australia		09/10/10	414,615
500,000	Commonwealth Bank of Australia		09/27/10	499,389
300,000	Commonwealth Bank of Australia		09/29/10	299,700
740,000	Fairway Finance LLC		07/13/10	739,926
485,000	General Electric Capital Corp		08/27/10	484,785
500,000	Johnson & Johnson		08/02/10	499,898
400,000	Nestle Capital Corp		07/13/10	399,965
500,000	Nestle Capital Corp		07/20/10	499,936
300,000	Old Line Funding LLC		07/08/10	299,985
815,000	Old Line Funding LLC		07/09/10	814,954
317,000	Old Line Funding LLC		08/12/10	316,859
502,000	Old Line Funding LLC		09/07/10	501,555
765,000	Private Export Funding Corp		07/12/10	764,947
500,000	Private Export Funding Corp		08/05/10	499,864
500,000	Private Export Funding Corp		08/19/10	499,857
330,000	Procter & Gamble International Funding S.C.A		07/01/10	330,000
665,000	Procter & Gamble International Funding S.C.A		07/22/10	664,942
425,000	Province of Ontario Canada		09/20/10	424,751
400,000	Rabobank USA Financial Corp		08/11/10	399,836
820,000	Royal Bank of Canada		07/01/10	820,000
760,000	Royal Bank of Canada		08/24/10	759,555
395,000	Santander Central Hispano Finance Delaware, Inc		10/12/10	394,412
400,000	Sheffield Receivables Corp		07/14/10	399,960
500,000	Sheffield Receivables Corp		07/22/10	499,912
700,000	Straight-A Funding LLC		09/09/10	699,469
800,000	Straight-A Funding LLC		09/14/10	799,334
400,000	Straight-A Funding LLC		09/20/10	399,649

	TOTAL COMMERCIAL PAPER			16,596,675

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 50.3%
599,000	Federal Home Loan Bank (FHLB)		07/01/10	599,000
638,000	FHLB		07/07/10	637,978
500,000	FHLB		07/14/10	499,968
109,000	FHLB		07/16/10	108,988
1,040,000	FHLB		07/28/10	1,039,859

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$900,000		FHLB		08/03/10	$899,826
500,000		FHLB		08/04/10	499,910
700,000		FHLB		08/06/10	699,867
775,000		FHLB		08/13/10	774,815
260,000		FHLB		08/25/10	259,897
300,000		FHLB		08/27/10	299,891
474,000		FHLB		09/03/10	473,874
385,000		FHLB		09/16/10	384,662
776,000		FHLB		09/17/10	775,689
1,000,000		FHLB		09/24/10	999,598
1,350,000		Federal Home Loan Mortgage Corp (FHLMC)		07/02/10	1,349,993
1,100,000		FHLMC		07/06/10	1,099,969
200,000		FHLMC		07/13/10	199,985
349,000		FHLMC		07/14/10	348,971
400,000		FHLMC		07/19/10	399,960
1,365,000		FHLMC		07/26/10	1,364,816
475,000		FHLMC		08/03/10	474,922
779,000		FHLMC		08/09/10	778,822
105,000		FHLMC		08/10/10	104,973
998,000		FHLMC		08/16/10	997,694
1,375,000		FHLMC		08/17/10	1,374,600
710,000		FHLMC		08/18/10	709,785
440,000		FHLMC		08/25/10	439,869
402,000		FHLMC		09/01/10	401,841
450,000		FHLMC		09/07/10	449,779
190,000		FHLMC		09/08/10	189,914
500,000		FHLMC		09/13/10	499,836
105,000		FHLMC		09/27/10	104,918
1,000,000		FHLMC		10/04/10	999,393
2,000,000		FHLMC		10/20/10	1,998,767
400,000		FHLMC		11/16/10	399,509
500,000		Federal National Mortgage Association (FNMA)		07/06/10	499,988
300,000		FNMA		07/09/10	299,985
455,000		FNMA		07/21/10	454,949
385,000		FNMA		07/27/10	384,944
642,000		FNMA		07/28/10	641,898
301,000		FNMA		08/02/10	300,946
489,000		FNMA		08/04/10	488,894
1,026,000		FNMA		08/11/10	1,025,777
239,000		FNMA		08/16/10	238,936
390,000		FNMA		08/23/10	389,879
528,000		FNMA		08/31/10	527,776
500,000		FNMA		09/13/10	499,702
895,000		FNMA		09/22/10	894,546
1,500,000		FNMA		10/05/10	1,499,108
700,000		FNMA		10/13/10	699,373
400,000		FNMA		10/25/10	399,678
1,000,000		FNMA		12/01/10	998,458
300,000		FNMA		04/11/11	298,935

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			34,185,910

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES - 2.2%
1,000,000	i	Federal Home Loan Bank (FHLB)	0.300	05/26/11	1,000,000
500,000	i	FHLB	0.350	06/01/11	500,093

		TOTAL U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES			1,500,093

U.S. TREASURY BILLS - 12.7%
1,500,000		United States Cash Management Bill		07/15/10	1,499,907
500,000		United States Treasury Bill		07/29/10	499,938
500,000		United States Treasury Bill		08/19/10	499,927
1,000,000		United States Treasury Bill		08/26/10	999,745
1,365,000		United States Treasury Bill		09/30/10	1,364,364
450,000		United States Treasury Bill		11/04/10	449,795
500,000		United States Treasury Bill		11/12/10	499,719
615,000		United States Treasury Bill		11/18/10	614,490

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$460,000	United States Treasury Bill		11/26/10	$459,665
500,000	United States Treasury Note	2.750	07/31/10	500,970
500,000	United States Treasury Note	1.250	11/30/10	501,998
750,000	United States Treasury Note	0.880	01/31/11	752,232

	TOTAL U.S. TREASURY BILLS			8,642,750

	TOTAL SHORT-TERM INVESTMENTS (Cost $67,317,158)			67,317,158

	TOTAL PORTFOLIO - 99.0% (Cost $67,317,158)			67,317,158
	OTHER ASSETS & LIABILITIES, NET - 1.0%			701,769

	NET ASSETS - 100.0%			$68,018,927

i	Floating or variable rate security. Coupon reflects the rate at period end.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s fiscal half year-end that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

12(a)(2)(i)	Section 302 certification of the principal executive officer

12(a)(2)(ii)	Section 302 certification of the principal financial officer

12(b)	Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Dated: August 20, 2010	By:	/S/ SCOTT C. EVANS
Scott C. Evans
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: August 20, 2010	By:	/S/ SCOTT C. EVANS
Scott C. Evans
President and Principal Executive Officer
(principal executive officer)

Dated: August 20, 2010	By:	/S/ PHILLIP G. GOFF
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12.	Exhibits.

12(a)(2)(i)	Section 302 certification of the principal executive officer

12(a)(2)(ii)	Section 302 certification of the principal financial officer

12(b)	Section 906 certification of principal executive officer and principal financial officer